UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02699

AIM Growth Series (Invesco Growth Series)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000    Houston, Texas 77046

(Address of principal executive offices)  (Zip code)

Sheri Morris    11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 12/31

Date of reporting period: 06/30/18

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	June 30, 2018

Invesco Alternative Strategies Fund
Nasdaq:
A: LQLAX ∎ C: LQLCX ∎ R: LQLRX ∎ Y: LQLYX ∎ R5: LQLFX ∎ R6: LQLSX

2     Fund Performance

3     Letters to Shareholders

4     Schedule of Investments

5     Financial Statements

7     Notes to Financial Statements

12     Financial Highlights

13     Fund Expenses

14     Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/17 to 6/30/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.82%
Class C Shares	-1.23
Class R Shares	-0.92
Class Y Shares	-0.71
Class R5 Shares	-0.71
Class R6 Shares	-0.71
FTSE US 3-Month Treasury Bill Index▼ (Broad Market/Style-Specific Index)	0.79
Lipper Alternative Multi-Strategy Funds Classification Average◾ (Peer Group)	-1.69

Source(s):▼FactSet Research Systems Inc.; ◾Lipper Inc.
The FTSE US 3-Month Treasury Bill Treasury Bill Index is an unmanaged index representative of three-month US Treasury bills.
The Lipper Alternative Multi-Strategy Funds Classification Average represents an average of all funds in the Lipper Alternative Multi-Strategy Funds classification.
The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.44%, 2.19%, 1.69%, 1.19%, 1.19% and 1.19%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 12.17%, 12.92%,

12.42%, 11.92%, 11.76% and 11.76%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Average Annual Total Returns
As of 6/30/18, including maximum applicable sales charges
Class A Shares
Inception (10/14/14)	0.58%
1 Year	-2.60
Class C Shares
Inception (10/14/14)	1.34%
1 Year	1.25
Class R Shares
Inception (10/14/14)	1.87%
1 Year	2.73
Class Y Shares
Inception (10/14/14)	2.40%
1 Year	3.25
Class R5 Shares
Inception (10/14/14)	2.38%
1 Year	3.26
Class R6 Shares
Inception (10/14/14)	2.38%
1 Year	3.26

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 1.04%.
2

Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2019. See current prospectus for more information.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                             Invesco Alternative Strategies Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”
Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.
For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.
All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor
Senior Managing Director, Invesco Ltd.

3                             Invesco Alternative Strategies Fund

Schedule of Investments

June 30, 2018

(Unaudited)

Invesco Alternative Strategies Fund

Schedule of Investments in Affiliated Issuers–97.56%(a)

	% of Net Assets 06/30/18	Value 12/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/18	Value 06/30/18
Alternative Funds–26.96%
Invesco DB Base Metals Fund(b)	2.38%	$66,984	$18,819	$(11,723)	$(7,594)	$1,288	$—	3,853	$67,774
Invesco DB Silver Fund	1.93%	53,518	9,878	(5,376)	(3,049)	(211)	—	2,236	54,760
Invesco Global Targeted Returns Fund–Class R6(b)	22.65%	511,755	184,436	(49,465)	(2,237)	(790)	—	64,889	643,699
Total Alternative Funds		632,257	213,133	(66,564)	(12,880)	287	—		766,233

Asset Allocation Funds–29.23%
Invesco Balanced-Risk Allocation Fund–Class R6(b)	14.45%	407,737	82,434	(77,904)	(82)	(1,519)	—	37,435	410,666
Invesco Balanced-Risk Commodity Strategy Fund–Class R6	2.35%	64,300	11,778	(8,434)	(481)	(445)	—	9,477	66,718
Invesco Macro Allocation Strategy Fund–Class R6(b)	12.43%	347,980	66,658	(64,855)	4,570	(1,184)	—	36,904	353,169
Total Asset Allocation Funds		820,017	160,870	(151,193)	4,007	(3,148)	—		830,553

Domestic Equity Funds–17.04%
Invesco All Cap Market Neutral Fund–Class R6(b)	13.16%	336,860	85,276	(46,884)	9,158	(10,292)	—	44,432	374,118
Invesco Long/Short Equity Fund–Class R6	3.88%	105,513	24,580	(14,976)	(4,725)	(188)	—	9,625	110,204
Total Domestic Equity Funds		442,373	109,856	(61,860)	4,433	(10,480)	—		484,322

Fixed-Income Funds–1.94%
Invesco Floating Rate Fund–Class R6	1.94%	51,580	5,480	(1,781)	(153)	(7)	1,082	7,310	55,119

Foreign Equity Funds–18.58%
Invesco Global Infrastructure Fund–Class R6	3.71%	97,359	17,519	(9,499)	630	(550)	703	10,024	105,459
Invesco Global Market Neutral Fund–Class R6(b)	14.87%	457,902	70,652	(101,101)	3,527	(8,271)	—	46,047	422,709
Total Foreign Equity Funds		555,261	88,171	(110,600)	4,157	(8,821)	703		528,168

Real Estate Funds–3.81%
Invesco Global Real Estate Fund–Class R6	3.81%	102,269	17,709	(10,973)	(522)	(260)	1,005	8,107	108,223

Money Market Funds–0.00%
Invesco Government & Agency Portfolio–Institutional Class, 1.80%(c)	0.00%	4,509	180,574	(185,083)	—	—	42	—	—
Invesco Liquid Assets Portfolio–Institutional Class, 2.02%(c)	0.00%	3,220	128,982	(132,205)	—	3	32	—	—
Invesco Treasury Portfolio–Institutional Class, 1.76%(c)	0.00%	5,153	198,500	(203,653)	—	—	43	—	—
Total Money Market Funds		12,882	508,056	(520,941)	—	3	117	—	—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $2,797,794)	97.56%	$2,616,639	$1,103,275	$(923,912)	$(958)	$(22,426)	$2,907		$2,772,618
OTHER ASSETS LESS LIABILITIES	2.44%								69,376
NET ASSETS	100.00%								$2,841,994

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2018.

Portfolio Composition*

By fund type, based on total investments

Alternative Funds	57.6%
Equity Funds	40.4
Fixed Income Funds	2.0
Money Market Funds	0.0

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Alternative Strategies Fund

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $2,797,794)	$2,772,618
Receivable for:
Investments sold — affiliated underlying funds	20,529
Fund shares sold	55,145
Dividends — affiliated underlying funds	241
Fund expenses absorbed	14,477
Investment for trustee deferred compensation and retirement plans	7,916
Other assets	23,614
Total assets	2,894,540

Liabilities:
Payable for:
Investments purchased — affiliated underlying funds	215
Amount due custodian	6,642
Accrued fees to affiliates	2,153
Accrued trustees’ and officers’ fees and benefits	4,090
Accrued other operating expenses	31,530
Trustee deferred compensation and retirement plans	7,916
Total liabilities	52,546
Net assets applicable to shares outstanding	$2,841,994

Net assets consist of:
Shares of beneficial interest	$2,840,234
Undistributed net investment income	3,325
Undistributed net realized gain	23,611
Net unrealized appreciation (depreciation)	(25,176)
$2,841,994

Net Assets:
Class A	$1,070,459
Class C	$155,659
Class R	$18,967
Class Y	$1,577,407
Class R5	$9,751
Class R6	$9,751

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	110,213
Class C	16,209
Class R	1,960
Class Y	161,737
Class R5	1,001
Class R6	1,001
Class A:
Net asset value per share	$9.71
Maximum offering price per share
(Net asset value of $9.71 ÷ 94.50%)	$10.28
Class C:
Net asset value and offering price per share	$9.60
Class R:
Net asset value and offering price per share	$9.68
Class Y:
Net asset value and offering price per share	$9.75
Class R5:
Net asset value and offering price per share	$9.74
Class R6:
Net asset value and offering price per share	$9.74

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Alternative Strategies Fund

Statement of Operations

For the six months ended June 30, 2018

(Unaudited)

Investment income:
Dividends from affiliated underlying funds	$2,907

Expenses:
Advisory fees	2,040
Administrative services fees	24,795
Custodian fees	4,788
Distribution fees:
Class A	1,298
Class C	824
Class R	46
Transfer agent fees — A, C, R and Y	3,331
Transfer agent fees — R5	7
Transfer agent fees — R6	7
Trustees’ and officers’ fees and benefits	10,906
Registration and filing fees	38,521
Reports to shareholders	7,996
Professional services fees	21,170
Other	5,450
Total expenses	121,179
Less: Fees waived and expenses reimbursed	(117,892)
Net expenses	3,287
Net investment income (loss)	(380)

Realized and unrealized gain (loss) from investments in affiliated underlying fund shares
Net realized gain (loss) on sales of affiliated underlying fund shares	(22,426)
Change in net unrealized appreciation (depreciation) of affiliated underlying fund shares	(958)
Net gain (loss) from affiliated underlying funds	(23,384)
Net increase (decrease) in net assets resulting from operations	$(23,764)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Alternative Strategies Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2018 and the year ended December 31, 2017

(Unaudited)

	June 30, 2018	December 31, 2017
Operations:
Net investment income (loss)	$(380)	$8,959
Net realized gain (loss)	(22,426)	106,276
Change in net unrealized appreciation (depreciation)	(958)	(30,254)
Net increase (decrease) in net assets resulting from operations	(23,764)	84,981

Distributions to shareholders from net investment income:
Class A	—	(6,842)
Class C	—	(356)
Class R	—	(99)
Class Y	—	(13,866)
Class R5	—	(95)
Class R6	—	(95)
Total distributions from net investment income	—	(21,353)

Distributions to shareholders from net realized gains:
Class A	—	(2,538)
Class C	—	(622)
Class R	—	(50)
Class Y	—	(3,917)
Class R5	—	(27)
Class R6	—	(27)
Total distributions from net realized gains	—	(7,181)

Share transactions–net:
Class A	133,010	69,894
Class C	(23,055)	16,225
Class R	789	75
Class Y	134,931	928,614
Net increase in net assets resulting from share transactions	245,675	1,014,808
Net increase in net assets	221,911	1,071,255

Net assets:
Beginning of period	2,620,083	1,548,828
End of period (includes undistributed net investment income of $3,325 and $3,705, respectively)	$2,841,994	$2,620,083

Notes to Financial Statements

June 30, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Alternative Strategies Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term capital appreciation.

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”), formerly Invesco PowerShares Capital Management LLC, an affiliate of Invesco. Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations or the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

7                         Invesco Alternative Strategies Fund

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

8                         Invesco Alternative Strategies Fund

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D.

Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.

Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further in Note 9.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.15% of the Fund’s average daily net assets.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, formerly Invesco PowerShares Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least April 30, 2019, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (including prior fiscal year-end Acquired Fund Fees and Expenses of 1.04% and excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.44%, 2.19%, 1.69%, 1.19%, 1.19% and 1.19%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of the investment companies in which the Fund invests. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2019. During its

9                         Invesco Alternative Strategies Fund

term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2020, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2018, the Adviser waived advisory fees and reimbursed fund level expenses of $114,547 and reimbursed class level expenses of $1,281, $203, $23, $1,824, $7 and $7 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2018, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2018, IDI advised the Fund that IDI retained $807 in front-end sales commissions from the sale of Class A shares and $111 from Class C shares, for CDSC imposed upon redemptions by shareholders.

The underlying Invesco funds pay no distribution fees for Class Y and Class R6, and the Fund pays no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2018, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended June 30, 2018, there were no material transfers between valuation levels.

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

10                         Invesco Alternative Strategies Fund

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2017.

NOTE 7—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2018 was $595,219 and $402,971, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$55,292
Aggregate unrealized (depreciation) of investments	(120,278)
Net unrealized appreciation (depreciation) of investments	$(64,986)

Cost of investments for tax purposes is $2,837,604.

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended June 30, 2018(a)		Year ended December 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	32,697	$320,681	28,060	$271,863
Class C	2,078	20,279	11,926	114,874
Class R	81	789	70	685
Class Y	19,556	191,082	101,400	979,722

Issued as reinvestment of dividends:
Class A	—	—	796	7,757
Class C	—	—	92	896
Class R	—	—	7	69
Class Y	—	—	900	8,792

Reacquired:
Class A	(19,331)	(187,671)	(21,786)	(209,726)
Class C	(4,476)	(43,334)	(10,321)	(99,545)
Class R	—	—	(70)	(679)
Class Y	(5,712)	(56,151)	(6,166)	(59,900)
Net increase in share activity	24,893	$245,675	104,908	$1,014,808

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 50% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 21% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

11                         Invesco Alternative Strategies Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/18	$9.79	$(0.01)	$(0.07)	$(0.08)	$—	$—	$—	$9.71	(0.82)%	$1,070	0.33	%(e)	9.00	%(e)	(0.12	)% (e)	15%
Year ended 12/31/17	9.54	0.03	0.32	0.35	(0.07)	(0.03)	(0.10)	9.79	3.66	948	0.30		11.13		0.35		43
Year ended 12/31/16	9.32	0.32	0.24	0.56	(0.34)	(0.00)	(0.34)	9.54	5.97	856	0.51		18.77		3.39		45
Year ended 12/31/15	9.95	0.41	(0.62)	(0.21)	(0.40)	(0.02)	(0.42)	9.32	(2.15)	489	0.52		47.31		4.19		52
Year ended 12/31/14(f)	10.00	0.15	(0.01)	0.14	(0.19)	—	(0.19)	9.95	1.39	152	0.52	(g)	97.85	(g)	6.96	(g)	3
Class C
Six months ended 06/30/18	9.72	(0.04)	(0.08)	(0.12)	—	—	—	9.60	(1.23)	156	1.08	(e)	9.75	(e)	(0.87	) (e)	15
Year ended 12/31/17	9.48	(0.04)	0.32	0.28	(0.01)	(0.03)	(0.04)	9.72	2.98	181	1.05		11.88		(0.40)		43
Year ended 12/31/16	9.28	0.25	0.22	0.47	(0.27)	(0.00)	(0.27)	9.48	5.10	160	1.26		19.52		2.64		45
Year ended 12/31/15	9.95	0.33	(0.62)	(0.29)	(0.36)	(0.02)	(0.38)	9.28	(2.90)	101	1.27		48.06		3.44		52
Year ended 12/31/14(f)	10.00	0.14	(0.02)	0.12	(0.17)	—	(0.17)	9.95	1.23	21	1.27	(g)	98.60	(g)	6.21	(g)	3
Class R
Six months ended 06/30/18	9.77	(0.02)	(0.07)	(0.09)	—	—	—	9.68	(0.92)	19	0.58	(e)	9.25	(e)	(0.37	) (e)	15
Year ended 12/31/17	9.52	0.01	0.32	0.33	(0.05)	(0.03)	(0.08)	9.77	3.47	18	0.55		11.38		0.10		43
Year ended 12/31/16	9.31	0.30	0.22	0.52	(0.31)	(0.00)	(0.31)	9.52	5.64	18	0.76		19.02		3.14		45
Year ended 12/31/15	9.95	0.39	(0.63)	(0.24)	(0.38)	(0.02)	(0.40)	9.31	(2.38)	18	0.77		47.56		3.94		52
Year ended 12/31/14(f)	10.00	0.15	(0.02)	0.13	(0.18)	—	(0.18)	9.95	1.34	18	0.77	(g)	98.10	(g)	6.71	(g)	3
Class Y
Six months ended 06/30/18	9.82	0.01	(0.08)	(0.07)	—	—	—	9.75	(0.71)	1,577	0.08	(e)	8.75	(e)	0.13	(e)	15
Year ended 12/31/17	9.57	0.06	0.31	0.37	(0.09)	(0.03)	(0.12)	9.82	3.88	1,453	0.05		10.88		0.60		43
Year ended 12/31/16	9.34	0.35	0.23	0.58	(0.35)	(0.00)	(0.35)	9.57	6.28	495	0.26		18.52		3.64		45
Year ended 12/31/15	9.96	0.44	(0.63)	(0.19)	(0.41)	(0.02)	(0.43)	9.34	(1.89)	256	0.27		47.06		4.44		52
Year ended 12/31/14(f)	10.00	0.16	(0.01)	0.15	(0.19)	—	(0.19)	9.96	1.54	309	0.27	(g)	97.60	(g)	7.21	(g)	3
Class R5
Six months ended 06/30/18	9.81	0.01	(0.08)	(0.07)	—	—	—	9.74	(0.71)	10	0.08	(e)	8.65	(e)	0.13	(e)	15
Year ended 12/31/17	9.55	0.06	0.32	0.38	(0.09)	(0.03)	(0.12)	9.81	4.00	10	0.05		10.72		0.60		43
Year ended 12/31/16	9.33	0.35	0.22	0.57	(0.35)	(0.00)	(0.35)	9.55	6.18	10	0.26		18.23		3.64		45
Year ended 12/31/15	9.95	0.44	(0.63)	(0.19)	(0.41)	(0.02)	(0.43)	9.33	(1.89)	9	0.27		46.77		4.44		52
Year ended 12/31/14(f)	10.00	0.16	(0.02)	0.14	(0.19)	—	(0.19)	9.95	1.44	10	0.27	(g)	96.70	(g)	7.21	(g)	3
Class R6
Six months ended 06/30/18	9.81	0.01	(0.08)	(0.07)	—	—	—	9.74	(0.71)	10	0.08	(e)	8.65	(e)	0.13	(e)	15
Year ended 12/31/17	9.55	0.06	0.32	0.38	(0.09)	(0.03)	(0.12)	9.81	4.00	10	0.05		10.72		0.60		43
Year ended 12/31/16	9.33	0.35	0.22	0.57	(0.35)	(0.00)	(0.35)	9.55	6.18	10	0.26		18.23		3.64		45
Year ended 12/31/15	9.95	0.44	(0.63)	(0.19)	(0.41)	(0.02)	(0.43)	9.33	(1.89)	9	0.27		46.77		4.44		52
Year ended 12/31/14(f)	10.00	0.16	(0.02)	0.14	(0.19)	—	(0.19)	9.95	1.44	10	0.27	(g)	96.70	(g)	7.21	(g)	3

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 1.04%, 1.04%, 1.14%, 1.02% and 1.73% for the six months ended June 30, 2018, the years ended December 31, 2017, December 31, 2016, December 31, 2015 and the period October 14, 2014 (commencement date) through December 31, 2014, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

Ratios are annualized and based on average daily net assets (000’s omitted) of $1,047, $166, $18, $1,491, $10 and $10 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(f)	Commencement date of October 14, 2014.
(g)	Annualized.

12                         Invesco Alternative Strategies Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018, through June 30, 2018.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

Class	Beginning Account Value (01/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/18)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/18)	Expenses Paid During Period[2]
A	$1,000.00	$991.80	$1.63	$1,023.16	$1.66	0.33%
C	1,000.00	987.70	5.32	1,019.44	5.41	1.08
R	1,000.00	990.80	2.86	1,021.92	2.91	0.58
Y	1,000.00	992.90	0.40	1,024.40	0.40	0.08
R5	1,000.00	992.90	0.40	1,024.40	0.40	0.08
R6	1,000.00	992.90	0.40	1,024.40	0.40	0.08

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2018 through June 30, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

13                         Invesco Alternative Strategies Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 5-6, 2018, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Alternative Strategies Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate Sub-Advisory Contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2018. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 6, 2018.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by

Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper Alternative Multi-Strategy Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period and the second quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three year period. The Board noted that the performance of certain underlying funds in which the Fund invests negatively impacted Fund performance. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board

14                         Invesco Alternative Strategies Fund

compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated and unaffiliated exchange traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.

15                         Invesco Alternative Strategies Fund

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q (or any successor Form) on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q (or any successor Form) may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers:  811-02699 and 002-57526                         Invesco Distributors, Inc.                                                                                      ALST-SAR-1                  08082018        1030

Semiannual Report to Shareholders	June 30, 2018
Invesco Balanced-Risk Retirement Funds

Invesco Balanced-Risk Retirement Now Fund Nasdaq: A: IANAX ◾ AX: VIRAX ◾ C: IANCX CX: VIRCX ◾ R: IANRX ◾ RX: VIRRX

Y: IANYX ◾ R5: IANIX ◾ R6: IANFX

Invesco Balanced-Risk Retirement 2020 Fund Nasdaq: A: AFTAX ◾ AX: VRCAX ◾ C: AFTCX CX: VRCCX ◾ R: ATFRX ◾ RX: VRCRX

Y: AFTYX ◾ R5: AFTSX ◾ R6: VRCFX

Invesco Balanced-Risk Retirement 2030 Fund Nasdaq: A: TNAAX ◾ AX: VREAX ◾ C: TNACX CX: VRECX ◾ R: TNARX ◾ RX: VRERX

Y: TNAYX ◾ R5: TNAIX ◾ R6: TNAFX

Invesco Balanced-Risk Retirement 2040 Fund Nasdaq: A: TNDAX ◾ AX: VRGAX ◾ C: TNDCX

CX: VRGCX ◾ R: TNDRX ◾ RX: VRGRX

Y: TNDYX ◾ R5: TNDIX ◾ R6: TNDFX

Invesco Balanced-Risk Retirement 2050 Fund Nasdaq: A: TNEAX ◾ AX: VRIAX ◾ C: TNECX CX: VRICX ◾ R: TNERX ◾ RX: VRIRX

Y: TNEYX ◾ R5: TNEIX ◾ R6: TNEFX

2	Fund Performance
12	Letters to Shareholders
13	Schedule of Investments
17	Financial Statements
22	Notes to Financial Statements
33	Financial Highlights
38	Fund Expenses
41	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary – Invesco Balanced-Risk Retirement Now Fund
Fund vs. Indexes

Cumulative total returns, 12/31/17 to 6/30/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.12%
Class AX Shares	0.00
Class C Shares	-0.37
Class CX Shares	-0.37
Class R Shares	-0.12
Class RX Shares	-0.12
Class Y Shares	0.12
Class R5 Shares	0.12
Class R6 Shares	0.12
S&P 500 Index▼ (Broad Market Index)	2.65
Custom Invesco Balanced-Risk Allocation Broad Index⬛ (Style-Specific Index)	1.10
Custom Invesco Balanced-Risk Retirement Now Index⬛ (Style-Specific Index)	0.17
Lipper Mixed-Asset Target Today Funds Index◆ (Peer Group Index)	-0.53
Source(s): ▼FactSet Research Systems Inc.; ⬛Invesco, FactSet Research Systems Inc.; ◆Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Custom Invesco Balanced-Risk Allocation Broad Index consists of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

The Custom Invesco Balanced-Risk Retirement Now Index was created by Invesco to serve as a style-specific benchmark for the Fund. From the inception of the Fund to November 4, 2009, the index comprised the Custom Independence Now Index, which included the following indexes: Russell 3000, MSCI EAFE, FTSE NAREIT Equity REITs, Bloomberg Barclays U.S. Universal and the Lipper U.S. 3-Month Treasury Bill Index. From November 4, 2009, through November 30, 2009, the index comprised the MSCI World Index, the JP Morgan Global Government Bond Index and Lipper U.S. 3-Month Treasury Bill Index. Since December 1, 2009, the index has comprised the MSCI World Index, the Bloomberg Barclays U.S. Aggregate Bond Index and the FTSE US 3-Month Treasury Bill Index. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective.

The Lipper Mixed-Asset Target Today Funds Index is an unmanaged index considered representative of mixed-asset target today funds tracked by Lipper.

The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of US real estate investment trusts (REITs).

The Bloomberg Barclays U.S. Universal Index is an unmanaged index comprising US dollar-denominated, taxable bonds that are rated investment grade or below investment grade.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment grade, fixed-rate bond market.

The JP Morgan Global Government Bond Index tracks the performance of fixed-rate issuances from high-income countries spanning the globe.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The FTSE US 3-Month Treasury Bill Index is an unmanaged index representative of three-month US Treasury bills.

The Lipper U.S. 3-Month Treasury Bill Index is tracked by Lipper to provide performance of the three-month US Treasury bill.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

   2                             Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns
As of 6/30/18, including maximum applicable sales charges

Class A Shares
Inception (1/31/07)	2.28%
10 Years	2.66
5 Years	2.08
1 Year	-1.17

Class AX Shares
10 Years	2.65%
5 Years	2.08
1 Year	-1.17

Class C Shares
Inception (1/31/07)	2.04%
10 Years	2.49
5 Years	2.52
1 Year	2.97

Class CX Shares
10 Years	2.47%
5 Years	2.50
1 Year	2.84

Class R Shares
Inception (1/31/07)	2.53%
10 Years	2.99
5 Years	2.99
1 Year	4.54

Class RX Shares
10 Years	2.97%
5 Years	2.99
1 Year	4.42

Class Y Shares
10 Years	3.49%
5 Years	3.50
1 Year	4.97

Class R5 Shares
Inception (1/31/07)	3.04%
10 Years	3.50
5 Years	3.50
1 Year	4.97

Class R6 Shares
10 Years	3.38%
5 Years	3.50
1 Year	4.97

Class AX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class CX and Class RX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class CX and RX shares.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 0.83%, 0.83%, 1.58%, 1.58%, 1.08%, 1.08%, 0.58%, 0.58% and 0.58%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 2.08%, 2.08%, 2.83%, 2.83%, 2.33%, 2.33%, 1.83%, 1.74% and 1.68%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A and Class AX share performance reflects the maximum 5.50% sales charge, and Class C and Class CX share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C and Class CX shares is 1% for the first year after purchase.

Class R, Class RX, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.58%.
2

Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2019. See current prospectus for more information.

   3                             Invesco Balanced-Risk Retirement Funds

Fund Performance

Performance summary – Invesco Balanced-Risk Retirement 2020 Fund
Fund vs. Indexes

Cumulative total returns, 12/31/17 to 6/30/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.22%
Class AX Shares	-0.22
Class C Shares	-0.45
Class CX Shares	-0.56
Class R Shares	-0.22
Class RX Shares	-0.22
Class Y Shares	0.00
Class R5 Shares	0.00
Class R6 Shares	-0.11
S&P 500 Index▼ (Broad Market Index)	2.65
Custom Invesco Balanced-Risk Allocation Broad Index⬛ (Style-Specific Index)	1.10
Custom Invesco Balanced-Risk Retirement 2020 Index⬛ (Style-Specific Index)	0.10
Lipper Mixed-Asset Target 2020 Funds Index◆ (Peer Group Index)	-0.18
Source(s): ▼FactSet Research Systems Inc.; ⬛Invesco, FactSet Research Systems Inc.; ◆Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Custom Invesco Balanced-Risk Allocation Broad Index consists of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

The Custom Invesco Balanced-Risk Retirement 2020 Index was created by Invesco to serve as a style-specific benchmark or the Fund. From the inception of the Fund to November 4, 2009, the index comprised the Custom Independence 2020 Index, which included the following indexes: Russell 3000, MSCI EAFE, FTSE NAREIT Equity REITs and Bloomberg Barclays U.S. Universal. From November 4, 2009, through November 30, 2009, the index comprised the MSCI World Index and the JP Morgan Global Government Bond Index. Since December 1, 2009, the index comprised the MSCI World Index, Bloomberg Barclays U.S. Aggregate Bond Index and the Lipper U.S. 3-Month Treasury Bill Index. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective.

The Lipper Mixed-Asset Target 2020 Funds Index is an unmanaged index considered representative of mixed-asset target 2020 funds tracked by Lipper.

The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of US real estate investment trusts (REITs).

The Bloomberg Barclays U.S. Universal Index is an unmanaged index comprising US dollar-denominated, taxable bonds that are rated investment grade or below investment grade.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment grade, fixed-rate bond market.

The JP Morgan Global Government Bond Index tracks the performance of fixed-rate issuances from high-income countries spanning the globe.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper U.S. 3-Month Treasury Bill Index is tracked by Lipper to provide performance of the three-month US Treasury bill. The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

   4                             Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns
As of 6/30/18, including maximum applicable sales charges

Class A Shares
Inception (1/31/07)	3.02%
10 Years	3.99
5 Years	3.06
1 Year	-0.34

Class AX Shares
10 Years	3.99%
5 Years	3.06
1 Year	-0.34

Class C Shares
Inception (1/31/07)	2.75%
10 Years	3.81
5 Years	3.48
1 Year	3.66

Class CX Shares
10 Years	3.81%
5 Years	3.46
1 Year	3.66

Class R Shares
Inception (1/31/07)	3.27%
10 Years	4.32
5 Years	4.00
1 Year	5.17

Class RX Shares
10 Years	4.33%
5 Years	4.00
1 Year	5.17

Class Y Shares
10 Years	4.83%
5 Years	4.50
1 Year	5.70

Class R5 Shares
Inception (1/31/07)	3.80%
10 Years	4.85
5 Years	4.50
1 Year	5.66

Class R6 Shares
10 Years	4.74%
5 Years	4.47
1 Year	5.66

Class AX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class CX and Class RX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class CX and Class RX shares.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 0.91%, 0.91%, 1.66%, 1.66%, 1.16%, 1.16%, 0.66%, 0.66% and 0.66%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 1.54%, 1.54%, 2.29%, 2.29%, 1.79%, 1.79%, 1.29%, 1.20% and 1.11%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A and Class AX share performance reflects the maximum 5.50% sales charge, and Class C and Class CX share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C and Class CX shares is 1% for the first year after purchase.

Class R, Class RX, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.66%.
2

Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2019. See current prospectus for more information.

   5                             Invesco Balanced-Risk Retirement Funds

Fund Performance

Performance summary - Invesco Balanced-Risk Retirement 2030 Fund
Fund vs. Indexes

Cumulative total returns, 12/31/17 to 6/30/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.57%
Class AX Shares	-0.57
Class C Shares	-0.81
Class CX Shares	-0.93
Class R Shares	-0.69
Class RX Shares	-0.58
Class Y Shares	-0.46
Class R5 Shares	-0.46
Class R6 Shares	-0.34
S&P 500 Index▼ (Broad Market Index)	2.65
Custom Invesco Balanced-Risk Allocation Broad Index⬛ (Style-Specific Index)	1.10
Custom Invesco Balanced-Risk Retirement 2030 Index⬛ (Style-Specific Index)	-0.27
Lipper Mixed-Asset Target 2030 Funds Index◆ (Peer Group Index)	0.21
Source(s): ▼FactSet Research Systems Inc.; ⬛Invesco, FactSet Research Systems Inc.; ◆Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Custom Invesco Balanced-Risk Allocation Broad Index consists of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

The Custom Invesco Balanced-Risk Retirement 2030 Index was created by Invesco to serve as a style-specific benchmark for the Fund. From the inception of the Fund to November 4, 2009, the index comprised the Custom Independence 2030 Index, which included the following indexes: Russell 3000, MSCI EAFE, FTSE NAREIT Equity REITs and Bloomberg Barclays U.S. Universal. From November 4, 2009, through November 30, 2009, the index comprised the MSCI World Index and the JP Morgan Global Government Bond Index. Since December 1, 2009, the index has comprised the MSCI World Index and the Bloomberg Barclays U.S. Aggregate Bond Index. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective.

The Lipper Mixed-Asset Target 2030 Funds Index is an unmanaged index considered representative of mixed-asset target 2030 funds tracked by Lipper.

The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of US real estate investment trusts (REITs).

The Bloomberg Barclays U.S. Universal Index is an unmanaged index comprising US dollar-denominated, taxable bonds that are rated investment grade or below investment grade.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment grade, fixed-rate bond market.

The JP Morgan Global Government Bond Index tracks the performance of fixed-rate issuances from high-income countries spanning the globe.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

   6                             Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns
As of 6/30/18, including maximum applicable sales charges

Class A Shares
Inception (1/31/07)	3.09%
10 Years	4.41
5 Years	4.43
1 Year	1.47

Class AX Shares
10 Years	4.42%
5 Years	4.45
1 Year	1.47

Class C Shares
Inception (1/31/07)	2.84%
10 Years	4.24
5 Years	4.90
1 Year	5.60

Class CX Shares
10 Years	4.25%
5 Years	4.90
1 Year	5.60

Class R Shares
Inception (1/31/07)	3.35%
10 Years	4.76
5 Years	5.40
1 Year	7.10

Class RX Shares
10 Years	4.77%
5 Years	5.40
1 Year	7.10

Class Y Shares
10 Years	5.26%
5 Years	5.88
1 Year	7.58

Class R5 Shares
Inception (1/31/07)	3.87%
10 Years	5.28
5 Years	5.89
1 Year	7.68

Class R6 Shares
10 Years	5.16%
5 Years	5.90
1 Year	7.68

Class AX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class CX and Class RX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class CX and Class RX shares.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 1.11%, 1.11%, 1.86%, 1.86%, 1.36%, 1.36%, 0.86%, 0.86% and 0.86%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 1.71%, 1.71%, 2.46%, 2.46%, 1.96%, 1.96%, 1.46%, 1.35% and 1.27%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A and Class AX share performance reflects the maximum 5.50% sales charge, and Class C and Class CX share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C and Class CX shares is 1% for the first year after purchase. Class R, Class RX, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.86%.
2

Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2019. See current prospectus for more information.

   7                             Invesco Balanced-Risk Retirement Funds

Fund Performance

Performance summary – Invesco Balanced-Risk Retirement 2040 Fund
Fund vs. Indexes

Cumulative total returns, 12/31/17 to 6/30/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.63%
Class AX Shares	-0.63
Class C Shares	-1.02
Class CX Shares	-1.15
Class R Shares	-0.76
Class RX Shares	-0.76
Class Y Shares	-0.50
Class R5 Shares	-0.63
Class R6 Shares	-0.50
S&P 500 Index▼ (Broad Market Index)	2.65
Custom Invesco Balanced-Risk Allocation Broad Index⬛ (Style-Specific Index)	1.10
Custom Invesco Balanced-Risk Retirement 2040 Index⬛ (Style-Specific Index)	-0.18
Lipper Mixed-Asset Target 2040 Funds Index◆ (Peer Group Index)	0.51
Source(s): ▼FactSet Research Systems Inc.; ⬛Invesco, FactSet Research Systems Inc.; ◆Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Custom Invesco Balanced-Risk Allocation Broad Index consists of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

The Custom Invesco Balanced-Risk Retirement 2040 Index was created by Invesco to serve as a style-specific benchmark for the Fund. From the inception of the Fund to November 4, 2009, the index comprised the Custom Independence 2040 Index, which included the following indexes: Russell 3000, MSCI EAFE, FTSE NAREIT Equity REITs and Bloomberg Barclays U.S. Universal. From November 4, 2009, through November 30, 2009, the index comprised the MSCI World Index and the JP Morgan Global Government Bond Index. Since December 1, 2009, the index has comprised the MSCI World Index and the Bloomberg Barclays U.S. Aggregate Bond Index. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective.

The Lipper Mixed-Asset Target 2040 Funds Index is an unmanaged index considered representative of mixed-asset target 2040 funds tracked by Lipper.

The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of US real estate investment trusts (REITs).

The Bloomberg Barclays U.S. Universal Index is an unmanaged index comprising US dollar-denominated, taxable bonds that are rated investment grade or below investment grade.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment grade, fixed-rate bond market.

The JP Morgan Global Government Bond Index tracks the performance of fixed-rate issuances from high-income countries spanning the globe.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

   8                             Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns
As of 6/30/18, including maximum applicable sales charges

Class A Shares
Inception (1/31/07)	3.11%
10 Years	4.62
5 Years	5.30
1 Year	2.48

Class AX Shares
10 Years	4.61%
5 Years	5.30
1 Year	2.48

Class C Shares
Inception (1/31/07)	2.87%
10 Years	4.43
5 Years	5.76
1 Year	6.61

Class CX Shares
10 Years	4.43%
5 Years	5.74
1 Year	6.48

Class R Shares
Inception (1/31/07)	3.37%
10 Years	4.95
5 Years	6.25
1 Year	8.22

Class RX Shares
10 Years	4.95%
5 Years	6.25
1 Year	8.22

Class Y Shares
10 Years	5.47%
5 Years	6.76
1 Year	8.81

Class R5 Shares
Inception (1/31/07)	3.87%
10 Years	5.45
5 Years	6.75
1 Year	8.66

Class R6 Shares
10 Years	5.37%
5 Years	6.78
1 Year	8.66

Class AX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class CX and Class RX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class CX and Class RX shares.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 1.15%, 1.15%, 1.90%, 1.90%, 1.40%, 1.40%, 0.90%, 0.90% and 0.90%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 1.97%, 1.97%, 2.72%, 2.72%, 2.22%, 2.22%, 1.72%, 1.55% and 1.46%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A and Class AX share performance reflects the maximum 5.50% sales charge, and Class C and Class CX share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C and Class CX shares is 1% for the first year after purchase.

Class R, Class RX, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.90%.
2

Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2019. See current prospectus for more information.

   9                             Invesco Balanced-Risk Retirement Funds

Fund Performance

Performance summary – Invesco Balanced-Risk Retirement 2050 Fund
Fund vs. Indexes

Cumulative total returns, 12/31/17 to 6/30/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.77%
Class AX Shares	-0.77
Class C Shares	-1.04
Class CX Shares	-1.17
Class R Shares	-0.90
Class RX Shares	-0.90
Class Y Shares	-0.64
Class R5 Shares	-0.64
Class R6 Shares	-0.77
S&P 500 Index▼ (Broad Market Index)	2.65
Custom Invesco Balanced-Risk Allocation Broad Index⬛ (Style-Specific Index)	1.10
Custom Invesco Balanced-Risk Retirement 2050 Index⬛ (Style-Specific Index)	-0.08
Lipper Mixed-Asset Target 2050 Funds Index◆ (Peer Group)	0.57
Source(s): ▼FactSet Research Systems Inc.; ⬛Invesco, FactSet Research Systems Inc.; ◆Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Custom Invesco Balanced-Risk Allocation Broad Index consists of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

The Custom Invesco Balanced-Risk Retirement 2050 Index was created by Invesco to serve as a style-specific benchmark for the Fund. From the inception of the Fund to November 4, 2009, the index comprised the Custom Independence 2050 Index, which included the following indexes: Russell 3000, MSCI EAFE, FTSE NAREIT Equity REITs and Bloomberg Barclays U.S. Universal. From November 4, 2009, through November 30, 2009, the index comprised the MSCI World Index and the JP Morgan Global Government Bond Index. Since December 1, 2009, the index has comprised the MSCI World Index and the Bloomberg Barclays U.S. Aggregate Bond Index. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective.

The Lipper Mixed-Asset Target 2050 Funds Index is an unmanaged index considered representative of mixed-asset target 2050 funds tracked by Lipper.

The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of US real estate investment trusts (REITs).

The Bloomberg Barclays U.S. Universal Index is an unmanaged index comprising US dollar-denominated, taxable bonds that are rated investment grade or below investment grade.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment grade, fixed-rate bond market.

The JP Morgan Global Government Bond Index tracks the performance of fixed-rate issuances from high-income countries spanning the globe.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

   10                             Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns
As of 6/30/18, including maximum applicable sales charges

Class A Shares
Inception (1/31/07)	3.17%
10 Years	4.79
5 Years	6.11
1 Year	3.37

Class AX Shares
10 Years	4.78%
5 Years	6.13
1 Year	3.37

Class C Shares
Inception (1/31/07)	2.94%
10 Years	4.63
5 Years	6.60
1 Year	7.73

Class CX Shares
10 Years	4.62%
5 Years	6.58
1 Year	7.59

Class R Shares
Inception (1/31/07)	3.43%
10 Years	5.13
5 Years	7.09
1 Year	9.19

Class RX Shares
10 Years	5.13%
5 Years	7.09
1 Year	9.18

Class Y Shares
10 Years	5.65%
5 Years	7.62
1 Year	9.74

Class R5 Shares
Inception (1/31/07)	3.94%
10 Years	5.65
5 Years	7.62
1 Year	9.88

Class R6 Shares
10 Years	5.53%
5 Years	7.58
1 Year	9.73

Class AX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class CX and Class RX shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class CX and Class RX shares.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 1.18%, 1.18%, 1.93%, 1.93%, 1.43%, 1.43%, 0.93%, 0.93% and 0.93%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class AX, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares was 2.36%, 2.36%, 3.11%, 3.11%, 2.61%, 2.61%, 2.11%, 1.87% and 1.77%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A and Class AX share performance reflects the maximum 5.50% sales charge, and Class C and Class CX share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C and Class CX shares is 1% for the first year after purchase. Class R, Class RX, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.93%.
2

Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2019. See current prospectus for more information.

   11                             Invesco Balanced-Risk Retirement Funds

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

   12                             Invesco Balanced-Risk Retirement Funds

Schedule of Investments

June 30, 2018

(Unaudited)

Invesco Balanced-Risk Retirement Now Fund

Schedule of Investments in Affiliated Issuers–99.87%(a)

	% of Net Assets 06/30/18	Value 12/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 06/30/18	Value 06/30/18
Asset Allocation Funds–59.91%
Invesco Balanced-Risk Allocation Fund–Class R6(b)	59.91%	$15,040,728	$53,182	$(1,451,131)	$(76,466)	$39,749	$—	1,240,297	$13,606,062

Money Market Funds–39.96%
Invesco Government & Agency Portfolio– Institutional Class, 1.80%(c)	23.98%	5,848,441	1,100,320	(1,504,072)	—	—	41,812	5,444,689	5,444,689
Invesco Treasury Portfolio–Institutional Class, 1.76%(c)	15.98%	3,898,960	733,546	(1,002,714)	—	—	27,770	3,629,792	3,629,792
Total Money Market Funds		9,747,401	1,833,866	(2,506,786)	—	—	69,582		9,074,481
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $22,374,795)	99.87%	$24,788,129	$1,887,048	$(3,957,917)	$(76,466)	$39,749	$69,582		$22,680,543
OTHER ASSETS LESS LIABILITIES	0.13%								28,733
NET ASSETS	100.00%								$22,709,276

Invesco Balanced-Risk Retirement 2020 Fund

Schedule of Investments in Affiliated Issuers–100.04%(a)

	% of Net Assets 06/30/18	Value 12/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 06/30/18	Value 06/30/18
Asset Allocation Funds–67.83%
Invesco Balanced-Risk Allocation Fund– Class R6 (b)	67.83%	$46,601,141	$—	$(7,976,223)	$(364,818)	$214,539	$—	3,507,259	$38,474,639

Money Market Funds–32.21%
Invesco Government & Agency Portfolio– Institutional Class, 1.80%(c)	19.33%	11,006,717	5,416,605	(5,463,822)	—	—	83,644	10,959,500	10,959,500
Invesco Treasury Portfolio–Institutional Class, 1.76%(c)	12.88%	7,337,811	3,611,070	(3,642,548)	—	—	55,087	7,306,333	7,306,333
Total Money Market Funds		18,344,528	9,027,675	(9,106,370)	—	—	138,731		18,265,833
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $55,924,323)	100.04%	$64,945,669	$9,027,675	$(17,082,593)	$(364,818)	$214,539	$138,731		$56,740,472
OTHER ASSETS LESS LIABILITIES	(0.04)%								(21,501)
NET ASSETS	100.00%								$56,718,971

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco  Balanced-Risk Retirement Funds

Schedule of Investments—(continued)

June 30, 2018

(Unaudited)

Invesco Balanced-Risk Retirement 2030 Fund

Schedule of Investments in Affiliated Issuers–100.31%(a)

	% of Net Assets 06/30/18	Value 12/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/18	Value 06/30/18
Asset Allocation Funds–99.67%
Invesco Balanced-Risk Allocation Fund– Class R6 (b)	94.11%	$67,696,154	$873,632	$(8,714,539)	$(529,691)	$341,278	$—	5,439,092	$59,666,834
Invesco Balanced-Risk Aggressive Allocation Fund(b)	5.56%	5,381,921	40,537	(1,861,310)	99,619	(131,156)	—	418,696	3,529,611
Total Asset Allocation Funds		73,078,075	914,169	(10,575,849)	(430,072)	210,122	—		63,196,445

Money Market Funds–0.64%
Invesco Government & Agency Portfolio– Institutional Class, 1.80%(c)	0.38%	294,743	3,779,542	(3,830,658)	—	—	1,471	243,627	243,627
Invesco Treasury Portfolio–Institutional Class, 1.76%(c)	0.26%	196,495	2,519,695	(2,553,772)	—	—	989	162,418	162,418
Total Money Market Funds		491,238	6,299,237	(6,384,430)	—	—	2,460		406,045
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $64,483,183)	100.31%	$73,569,313	$7,213,406	$(16,960,279)	$(430,072)	$210,122	$2,460		$63,602,490
OTHER ASSETS LESS LIABILITIES	(0.31)%								(199,388)
NET ASSETS	100.00%								$63,403,102

Invesco Balanced-Risk Retirement 2040 Fund

Schedule of Investments in Affiliated Issuers–100.16%(a)

	% of Net Assets 06/30/18	Value 12/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 06/30/18	Value 06/30/18
Asset Allocation Funds–99.60%
Invesco Balanced-Risk Allocation Fund– Class R6 (b)	60.11%	$31,154,838	$1,581,365	$(3,289,216)	$(243,811)	$168,137	$—	2,677,421	$29,371,313
Invesco Balanced-Risk Aggressive Allocation Fund(b)	39.49%	22,366,385	561,006	(3,516,246)	(235,655)	123,591	—	2,289,334	19,299,081
Total Asset Allocation Funds		53,521,223	2,142,371	(6,805,462)	(479,466)	291,728	—		48,670,394

Money Market Funds–0.56%
Invesco Government & Agency Portfolio– Institutional Class, 1.86%(c)	0.34%	255,193	2,239,327	(2,331,164)	—	—	1,260	163,356	163,356
Invesco Treasury Portfolio–Institutional Class, 1.76%(c)	0.22%	170,129	1,492,884	(1,554,109)	—	—	830	108,904	108,904
Total Money Market Funds		425,322	3,732,211	(3,885,273)	—	—	2,090		272,260
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $ 53,787,901)	100.16%	$53,946,545	$5,874,582	$(10,690,735)	$(479,466)	$291,728	$2,090		$48,942,654
OTHER ASSETS LESS LIABILITIES	(0.16)%								(76,680)
NET ASSETS	100.00%								$48,865,974

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco  Balanced-Risk Retirement Funds

Schedule of Investments—(continued)

June 30, 2018

(Unaudited)

Invesco Balanced-Risk Retirement 2050 Fund

Schedule of Investments in Affiliated Issuers–100.42%(a)

	% of Net Assets 06/30/18	Value 12/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 06/30/18	Value 06/30/18
Asset Allocation Funds–99.28%
Invesco Balanced-Risk Allocation Fund– Class R6(b)	27.66%	$10,000,511	$831,412	$(1,369,063)	$77,001	$(106,325)	$—	859,939	$9,433,536
Invesco Balanced-Risk Aggressive Allocation Fund(b)	71.62%	28,181,038	533,633	(4,124,883)	254,327	(415,538)	—	2,897,815	24,428,577
Total Asset Allocation Funds		38,181,549	1,365,045	(5,493,946)	331,328	(521,863)	—		33,862,113

Money Market Funds–1.14%
Invesco Government & Agency Portfolio– Institutional Class, 1.86%(c)	0.68%	—	2,283,693	(2,049,960)	—	—	879	233,733	233,733
Invesco Treasury Portfolio–Institutional Class, 1.76%(c)	0.46%	—	1,522,462	(1,366,640)	—	—	594	155,822	155,822
Total Money Market Funds		—	3,806,155	(3,416,600)	—	—	1,473		389,555
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $36,879,030)	100.42%	$38,181,549	$5,171,200	$(8,910,546)	$331,328	$(521,863)	$1,473		$34,251,668
OTHER ASSETS LESS LIABILITIES	(0.42)%								(142,871)
NET ASSETS	100.00%								$34,108,797
Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco  Balanced-Risk Retirement Funds

Portfolio Composition

June 30, 2018

(Unaudited)

Invesco Balanced-Risk Retirement Now

Asset Class*	Risk Allocation	% of Total Net Assets as of 06/30/18**
Equity	44.37%	23.65%
Fixed Income	25.78%	35.03%
Commodities	26.48%	21.74%
Cash	3.37%	39.94%

Invesco Balanced-Risk Retirement 2020

Asset Class*	Risk Allocation	% of Total Net Assets as of 06/30/18**
Equity	44.81%	26.77%
Fixed Income	26.03%	39.66%
Commodities	26.74%	24.61%
Cash	2.42%	32.18%

Invesco Balanced-Risk Retirement 2030

Asset Class*	Risk Allocation	% of Total Net Assets as of 06/30/18**
Equity	45.91%	40.34%
Fixed Income	26.66%	59.75%
Commodities	27.40%	37.08%
Cash	0.03%	0.64%

Invesco Balanced-Risk Retirement 2040

Asset Class*	Risk Allocation	% of Total Net Assets as of 06/30/18**
Equity	45.91%	47.05%
Fixed Income	26.67%	69.71%
Commodities	27.40%	43.25%
Cash	0.02%	0.56%

Invesco Balanced-Risk Retirement 2050

Asset Class*	Risk Allocation	% of Total Net Assets as of 06/30/18**
Equity	45.90%	53.11%
Fixed Income	26.67%	78.67%
Commodities	27.39%	48.82%
Cash	0.04%	1.14%

*	Based on the expected market exposure through investments in the underlying funds.
**	Due to the use of leverage, the percentages may not equal 100%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco  Balanced-Risk Retirement Funds

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

	Invesco Balanced-Risk Retirement Now Fund	Invesco Balanced-Risk Retirement 2020 Fund	Invesco Balanced-Risk Retirement 2030 Fund	Invesco Balanced-Risk Retirement 2040 Fund	Invesco Balanced-Risk Retirement 2050 Fund
Assets:
Investments in affiliated underlying funds, at value	$22,680,543	$56,740,472	$63,602,490	$48,942,654	$34,251,668
Receivable for:
Fund shares sold	1,394	5,363	20,987	23,469	43,392
Dividends from affiliated underlying funds	13,022	26,054	625	373	389
Fund expenses absorbed	10,090	17,001	11,390	7,868	—
Investment for trustee deferred compensation and retirement plans	45,089	39,748	39,473	36,259	32,731
Other assets	64,555	64,763	65,323	64,881	62,604
Total assets	22,814,693	56,893,401	63,740,288	49,075,504	34,390,784

Liabilities:
Payable for:
Fund shares reacquired	15,094	59,712	213,222	102,359	196,202
Accrued fees to affiliates	14,930	37,876	47,136	37,682	23,512
Accrued trustees’ and officer’s fees and benefits	3,795	3,905	4,256	4,124	4,156
Accrued operating expenses	25,578	31,218	31,109	28,035	24,567
Trustee deferred compensation and retirement plans	46,020	41,719	41,463	37,330	33,550
Total liabilities	105,417	174,430	337,186	209,530	281,987
Net assets applicable to shares outstanding	$22,709,276	$56,718,971	$63,403,102	$48,865,974	$34,108,797

Net assets consist of:
Shares of beneficial interest	$21,911,980	$56,856,466	$65,808,543	$55,403,380	$37,099,075
Undistributed net investment income (loss)	(13,986)	788,934	1,209,392	1,061,744	414,211
Undistributed net realized gain (loss)	505,534	(1,742,578)	(2,734,140)	(2,753,903)	(777,127)
Net unrealized appreciation (depreciation)	305,748	816,149	(880,693)	(4,845,247)	(2,627,362)
	$22,709,276	$56,718,971	$63,403,102	$48,865,974	$34,108,797

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco  Balanced-Risk Retirement Funds

Statement of Assets and Liabilities—(continued)

June 30, 2018

(Unaudited)

	Invesco Balanced-Risk Retirement Now Fund	Invesco Balanced-Risk Retirement 2020 Fund	Invesco Balanced-Risk Retirement 2030 Fund	Invesco Balanced-Risk Retirement 2040 Fund	Invesco Balanced-Risk Retirement 2050 Fund
Net Assets:
Class A	$9,080,750	$31,579,462	$35,006,777	$27,109,353	$16,987,882
Class AX	$6,907,268	$5,926,142	$4,179,674	$2,479,742	$889,001
Class C	$3,238,023	$6,070,926	$10,862,626	$6,598,090	$5,156,301
Class CX	$892,286	$1,048,131	$670,308	$193,592	$145,530
Class R	$1,486,798	$6,587,576	$7,600,081	$7,479,238	$4,619,940
Class RX	$86,229	$325,813	$394,639	$194,969	$74,357
Class Y	$273,770	$1,887,817	$769,395	$765,974	$4,285,733
Class R5	$121,125	$813,214	$775,739	$278,244	$129,655
Class R6	$623,027	$2,479,890	$3,143,863	$3,766,772	$1,820,398

Shares outstanding, no par value, unlimited number of shares authorized:
Class A	1,072,935	3,496,821	4,040,805	3,436,180	2,196,521
Class AX	817,187	656,190	481,907	314,793	114,805
Class C	397,783	682,482	1,271,046	849,118	677,953
Class CX	109,717	117,886	78,405	24,966	19,146
Class R	177,939	732,969	882,672	954,094	601,368
Class RX	10,327	36,248	45,856	24,872	9,670
Class Y	31,916	208,870	88,538	96,756	551,925
Class R5	14,133	89,460	88,950	35,097	16,675
Class R6	72,704	272,691	360,622	474,985	233,856
Class A:
Net asset value per share	$8.46	$9.03	$8.66	$7.89	$7.73
Maximum offering price per share (Net asset value ÷ 94.50%)	$8.95	$9.56	$9.16	$8.35	$8.18
Class AX:
Net asset value per share	$8.45	$9.03	$8.67	$7.88	$7.74
Maximum offering price per share (Net asset value ÷ 94.50%)	$8.94	$9.56	$9.17	$8.34	$8.19
Class C:
Net asset value and offering price per share	$8.14	$8.90	$8.55	$7.77	$7.61
Class CX:
Net asset value and offering price per share	$8.13	$8.89	$8.55	$7.75	$7.60
Class R:
Net asset value and offering price per share	$8.36	$8.99	$8.61	$7.84	$7.68
Class RX:
Net asset value and offering price per share	$8.35	$8.99	$8.61	$7.84	$7.69
Class Y:
Net asset value and offering price per share	$8.58	$9.04	$8.69	$7.92	$7.77
Class R5:
Net asset value and offering price per share	$8.57	$9.09	$8.72	$7.93	$7.78
Class R6:
Net asset value and offering price per share	$8.57	$9.09	$8.72	$7.93	$7.78
Cost of Investments in affiliated underlying funds	$22,374,795	$55,924,323	$64,483,183	$53,787,901	$36,879,030

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco  Balanced-Risk Retirement Funds

Statement of Operations

For the six months ended June 30, 2018

(Unaudited)

	Invesco Balanced-Risk Retirement Now Fund	Invesco Balanced-Risk Retirement 2020 Fund	Invesco Balanced-Risk Retirement 2030 Fund	Invesco Balanced-Risk Retirement 2040 Fund	Invesco Balanced-Risk Retirement 2050 Fund
Investment income:
Dividends from affiliated underlying funds	$69,582	$138,731	$2,460	$2,090	$1,473

Expenses:
Administrative services fees	24,795	24,794	24,794	24,794	24,794
Custodian fees	3,060	3,105	3,300	3,131	3,347
Distribution fees:
Class A	12,052	42,488	49,576	38,500	23,550
Class AX	8,988	7,726	5,400	3,114	1,128
Class B	21	302	235	183	68
Class C	16,069	32,252	55,940	31,406	26,844
Class CX	4,917	5,469	3,467	1,003	714
Class R	3,605	16,711	20,039	18,580	10,827
Class RX	214	1,000	1,149	436	169
Transfer agent fees — A, AX, B, C, CX, R, RX and Y	21,212	55,036	71,373	63,066	59,258
Transfer agent fees — R5	58	391	353	194	15
Transfer agent fees — R6	145	242	178	252	204
Trustees’ and officers’ fees and benefits	10,760	10,993	11,255	11,049	11,100
Registration and filing fees	60,283	61,933	61,722	61,070	61,278
Reports to shareholders	9,225	12,067	10,980	10,046	11,046
Professional services fees	17,968	19,754	20,578	20,180	17,991
Other	7,800	9,150	8,000	7,925	7,825
Total expenses	201,172	303,413	348,339	294,929	260,158
Less: Expenses reimbursed and expense offset arrangement(s)	(155,309)	(197,475)	(212,547)	(201,717)	(196,865)
Net expenses	45,863	105,938	135,792	93,212	63,293
Net investment income (loss)	23,719	32,793	(133,332)	(91,122)	(61,820)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from affiliated underlying fund shares	39,749	214,539	210,122	291,728	(521,863)
Change in net unrealized appreciation (depreciation) of affiliated underlying fund shares	(76,466)	(364,818)	(430,072)	(479,466)	331,328
Net increase (decrease) in net assets resulting from operations	$(12,998)	$(117,486)	$(353,282)	$(278,860)	$(252,355)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco  Balanced-Risk Retirement Funds

Statement of Changes in Net Assets

For the six months ended June 30, 2018 and the year ended December 31, 2017

(Unaudited)

	Invesco Balanced-Risk Retirement Now Fund		Invesco Balanced-Risk Retirement 2020 Fund
	June 30, 2018	December 31, 2017	June 30, 2018	December 31, 2017
Operations:
Net investment income (loss)	$23,719	$(24,720)	$32,793	$(102,769)
Net realized gain	39,749	984,531	214,539	2,786,414
Change in net unrealized appreciation (depreciation)	(76,466)	508,684	(364,818)	1,871,372
Net increase (decrease) in net assets resulting from operations	(12,998)	1,468,495	(117,486)	4,555,017

Distributions to shareholders from net investment income:
Class A	—	(184,495)	—	(1,048,141)
Class AX	—	(141,518)	—	(187,481)
Class B	—	(467)	—	(8,776)
Class C	—	(56,400)	—	(156,123)
Class CX	—	(18,362)	—	(24,144)
Class R	—	(24,770)	—	(189,975)
Class RX	—	(1,509)	—	(11,028)
Class Y	—	(6,014)	—	(60,386)
Class R5	—	(2,316)	—	(22,480)
Class R6	—	(12,149)	—	(93,145)
Total distributions from net investment income	—	(448,000)	—	(1,801,679)

Distributions to shareholders from net realized gains:
Class A	—	(153,160)	—	—
Class AX	—	(117,197)	—	—
Class B	—	(448)	—	—
Class C	—	(54,327)	—	—
Class CX	—	(17,671)	—	—
Class R	—	(21,014)	—	—
Class RX	—	(1,335)	—	—
Class Y	—	(3,915)	—	—
Class R5	—	(1,862)	—	—
Class R6	—	(9,688)	—	—
Total distributions from net realized gains	—	(380,617)	—	—

Share transactions–net:
Class A	(979,823)	(327,525)	(4,789,949)	(3,710,264)
Class AX	(697,444)	(1,241,989)	(573,112)	(992,796)
Class B	(27,702)	(54,808)	(398,545)	(294,741)
Class C	(173,583)	(166,873)	(1,230,949)	(770,615)
Class CX	(224,209)	(549,427)	(84,558)	(381,498)
Class R	114,680	(401,132)	(400,896)	(369,338)
Class RX	(806)	18,440	(96,055)	(14,134)
Class Y	(32,007)	(167,412)	(32,710)	(1,800,648)
Class R5	(3,012)	(18,828)	85,507	(499,582)
Class R6	(21,640)	53,244	(530,931)	1,414,917
Net increase (decrease) in net assets resulting from share transactions	(2,045,546)	(2,856,310)	(8,052,198)	(7,418,699)
Net increase (decrease) in net assets	(2,058,544)	(2,216,432)	(8,169,684)	(4,665,361)

Net assets:
Beginning of year	24,767,820	26,984,252	64,888,655	69,554,016
End of year*	$22,709,276	$24,767,820	$56,718,971	$64,888,655
* Includes accumulated undistributed net investment income (loss)	$(13,986)	$(37,705)	$788,934	$756,141

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco  Balanced-Risk Retirement Funds

Statement of Changes in Net Assets—(continued)

For the six months ended June 30, 2018 and the year ended December 31, 2017

(Unaudited)

	Invesco Balanced-Risk Retirement 2030 Fund		Invesco Balanced-Risk Retirement 2040 Fund
	June 30, 2018	December 31, 2017	June 30, 2018	December 31, 2017
Operations:
Net investment income (loss)	$(133,332)	$(289,127)	$(91,122)	$(185,510)
Net realized gain	210,122	3,516,730	291,728	3,311,034
Change in net unrealized appreciation (depreciation)	(430,072)	3,987,127	(479,466)	2,660,056
Net increase (decrease) in net assets resulting from operations	(353,282)	7,214,730	(278,860)	5,785,580

Distributions to shareholders from net investment income:
Class A	—	(1,209,287)	—	(1,228,854)
Class AX	—	(132,906)	—	(99,407)
Class B	—	(7,606)	—	(7,722)
Class C	—	(255,594)	—	(202,087)
Class CX	—	(15,637)	—	(6,716)
Class R	—	(216,537)	—	(271,662)
Class RX	—	(14,739)	—	(5,775)
Class Y	—	(28,955)	—	(34,700)
Class R5	—	(23,625)	—	(16,591)
Class R6	—	(96,715)	—	(128,269)
Total distributions from net investment income	—	(2,001,601)	—	(2,001,783)

Share transactions–net:
Class A	(6,386,379)	(4,880,949)	(4,780,165)	(918,895)
Class AX	(422,496)	(1,263,878)	(89,027)	(425,655)
Class B	(315,686)	(776,142)	(240,423)	(189,846)
Class C	(969,161)	(341,257)	299,402	103,038
Class CX	(46,973)	(131,932)	(16,577)	(97,457)
Class R	(892,241)	(742,549)	(114,492)	147,159
Class RX	(161,522)	46,840	34,823	13,324
Class Y	(116,316)	(2,668,093)	(78,625)	(781,351)
Class R5	17,685	(2,306,974)	(133,339)	(367,413)
Class R6	24,299	852,244	602,084	851,660
Net increase (decrease) in net assets resulting from share transactions	(9,268,790)	(12,212,690)	(4,516,339)	(1,665,436)
Net increase (decrease) in net assets	(9,622,072)	(6,999,561)	(4,795,199)	2,118,361

Net assets:
Beginning of year	73,025,174	80,024,735	53,661,173	51,542,812
End of year*	$63,403,102	$73,025,174	$48,865,974	$53,661,173
* Includes accumulated undistributed net investment income	$1,209,392	$1,342,724	$1,061,744	$1,152,866

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco  Balanced-Risk Retirement Funds

Statement of Changes in Net Assets—(continued)

For the six months ended June 30, 2018 and the year ended December 31, 2017

(Unaudited)

	Invesco Balanced-Risk Retirement 2050 Fund
	June 30, 2018	December 31, 2017
Operations:
Net investment income (loss)	$(61,820)	$(124,528)
Net realized gain (loss)	(521,863)	2,720,008
Change in net unrealized appreciation	331,328	1,791,529
Net increase (decrease) in net assets resulting from operations	(252,355)	4,387,009

Distributions to shareholders from net investment income:
Class A	—	(908,662)
Class AX	—	(42,705)
Class B	—	(3,790)
Class C	—	(199,531)
Class CX	—	(5,090)
Class R	—	(172,363)
Class RX	—	(2,426)
Class Y	—	(189,757)
Class R5	—	(4,941)
Class R6	—	(71,518)
Total distributions from net investment income	—	(1,600,783)

Share transactions–net:
Class A	(4,001,328)	1,901,807
Class AX	(130,165)	(302,538)
Class B	(92,506)	(172,108)
Class C	(624,969)	139,359
Class CX	3,165	(9,581)
Class R	434,670	340,032
Class RX	17,194	(28,422)
Class Y	65,477	241,137
Class R5	16,505	(610,780)
Class R6	188,972	522,727
Net increase (decrease) in net assets resulting from share transactions	(4,122,985)	2,021,633
Net increase (decrease) in net assets	(4,375,340)	4,807,859

Net assets:
Beginning of year	38,484,137	33,676,278
End of year*	$34,108,797	$38,484,137
* Includes accumulated undistributed net investment income	$414,211	$476,031

Notes to Financial Statements

June 30, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Growth Series (Invesco Growth Series) (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. The Funds covered in this report, each a series portfolio of the Trust, are Invesco Balanced-Risk Retirement Now Fund, Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund (collectively, the “Funds”). Information presented in these financial statements pertains only to the Funds. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

22                         Invesco  Balanced-Risk Retirement Funds

The investment objectives of the Funds are: to provide real return and, as a secondary objective, capital preservation for Invesco Balanced-Risk Retirement Now Fund; and to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation for Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund.

Each Fund is a “fund of funds,” in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”). The Adviser may change each Fund’s asset class allocations, the underlying funds or the target weightings in an underlying fund without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

Each Fund currently consists of nine different classes of shares: Class A, Class AX, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6. Class AX, Class CX and Class RX shares are closed to new investors. Class Y shares are available only to certain investors. Class A shares and Class AX shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C and Class CX shares are sold with a CDSC. Class R, Class RX, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares were permitted to continue to reinvest dividends and capital gains distributions in Class B shares until their conversion to Class A shares. Also, shareholders in Class B shares were able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they converted to Class A shares. Generally, Class B shares automatically converted to Class A shares on or about the month-end, which was at least eight years after the date of purchase. Redemptions of Class B shares prior to the conversion date were subject to a CDSC. Effective January 26, 2018, all of the Fund’s outstanding Class B shares were converted to Class A shares, in advance of their normally scheduled conversion. No CDSC was paid in connection with this early conversion.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes,

23                         Invesco  Balanced-Risk Retirement Funds

potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally raise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Pay down gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions — Invesco Balanced-Risk Retirement Now Fund generally declare and pay dividends from net investment income, if any, quarterly. Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund generally declare and pay dividends from net investment income, if any, annually. Distributions from net realized capital gains, if any, are generally paid annually and recorded on the ex-dividend date. The Funds may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D.

Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.

Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Funds and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within Note 10.

Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

24                         Invesco  Balanced-Risk Retirement Funds

H.

Other Risks — The Funds and certain of the underlying funds are non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Funds do not pay an advisory fee. However, each Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Balanced-Risk Retirement Now Fund, a separate sub-advisory agreement with Invesco Capital Management LLC, formerly Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Invesco has contractually agreed, through at least April 30, 2019, to reimburse expenses to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class AX, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares for each Fund as shown in the following table (the “expense limits”):

	Class A/AX	Class C/CX	Class R/RX	Class Y	Class R5	Class R6
Invesco Balanced-Risk Retirement Now Fund	0.25%	1.00%	0.50%	0.00%	0.00%	0.00%
Invesco Balanced-Risk Retirement 2020 Fund	0.25%	1.00%	0.50%	0.00%	0.00%	0.00%
Invesco Balanced-Risk Retirement 2030 Fund	0.25%	1.00%	0.50%	0.00%	0.00%	0.00%
Invesco Balanced-Risk Retirement 2040 Fund	0.25%	1.00%	0.50%	0.00%	0.00%	0.00%
Invesco Balanced-Risk Retirement 2050 Fund	0.25%	1.00%	0.50%	0.00%	0.00%	0.00%

Prior to their conversion to Class A shares, the expense limit for Class B shares for Invesco Balanced-Risk Retirement Now Fund, Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund were 1.00%, 1.00%, 1.00%, 1.00% and 1.00%, respectively, of average daily net assets. In determining Invesco’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of a Fund directly, but are fees and expenses, including management fees of the investment companies in which a Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues each Fund’s fee waiver agreement, it will terminate on April 30, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended June 30, 2018, Invesco reimbursed the following expenses:

	Fund Level	Class A	Class AX	Class B	Class C	Class CX	Class R	Class RX	Class Y	Class R5	Class R6
Invesco Balanced-Risk Retirement Now Fund	$133,893	$8,749	$6,524	$4	$2,916	$893	$1,309	$78	$365	$58	$145
Invesco Balanced-Risk Retirement 2020 Fund	141,806	32,484	5,908	58	6,165	1,045	6,388	382	1,782	391	242
Invesco Balanced-Risk Retirement 2030 Fund	140,643	42,515	4,631	50	11,993	743	8,592	493	865	353	178
Invesco Balanced-Risk Retirement 2040 Fund	138,206	39,373	3,185	47	8,030	256	9,500	223	1,043	194	252
Invesco Balanced-Risk Retirement 2050 Fund	137,389	32,133	1,539	23	9,157	244	7,387	115	7,255	15	204

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended June 30, 2018, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended June 30, 2018, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class AX, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares of each Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund’s Class A, Class AX, Class C, Class CX, Class R and Class RX shares (collectively, the “Plans”). Each Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Prior to their conversion to Class A shares, the Trust paid an annual rate of 1.00% of the average daily net assets of Class B shares. Also, each Fund, pursuant to the Plans, reimburses IDI up to a maximum annual rate of 0.25% of each Fund’s average daily net assets of Class AX shares, 1.00% of the average daily net assets of each Fund’s Class CX shares and 0.50% of each Fund’s average daily net assets of Class RX shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund. For the six months ended June 30, 2018, expenses incurred under the Plans are shown in the Statements of Operations as Distribution fees.

25                         Invesco  Balanced-Risk Retirement Funds

Front-end sales commissions and CDSC are not recorded as expenses of the Funds. Front-end sales commissions are deducted from proceeds from the sales of each Fund’s shares prior to investment in Class A and Class AX shares of the Funds. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2018, IDI advised the Funds that IDI retained the following in front-end sales commissions from the sale of Class A and Class AX shares and received the following in CDSC imposed on redemptions by shareholders:

	Front End Sales Charges		Contingent Deferred Sales Charges
	Class A	Class AX	Class A	Class C	Class CX
Invesco Balanced-Risk Retirement Now Fund	$1,683	$38	$0	$116	$0
Invesco Balanced-Risk Retirement 2020 Fund	4,668	308	0	811	0
Invesco Balanced-Risk Retirement 2030 Fund	9,136	2,638	2	342	0
Invesco Balanced-Risk Retirement 2040 Fund	10,640	115	12	759	102
Invesco Balanced-Risk Retirement 2050 Fund	9,152	44	12	928	0

The underlying Invesco Funds pay no distribution fees for Class R6 shares or shares of Invesco Balanced-Risk Aggressive Allocation Fund, and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are not available, an unobservable input may be used. For example, when there has been little or no market activity for an investment during the reporting period Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2018, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended June 30, 2018, there were no material transfers between valuation levels.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2018, the Funds received credits from these arrangements, which resulted in the reduction of the Funds’ total expenses of:

Transfer Agent Credits
Invesco Balanced-Risk Retirement Now Fund	$375
Invesco Balanced-Risk Retirement 2020 Fund	824
Invesco Balanced-Risk Retirement 2030 Fund	1,491
Invesco Balanced-Risk Retirement 2040 Fund	1,408
Invesco Balanced-Risk Retirement 2050 Fund	1,404

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

26                         Invesco  Balanced-Risk Retirement Funds

NOTE 6—Cash Balances

The Funds are permitted to temporarily carry a negative or overdrawn balance in their account with State Street Bank and Trust Company, the custodian bank. Such balances, if any, at period-end are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of December 31, 2017, which expires as follows:

	Short-Term	Long-Term
Fund	Not Subject to Expiration	Not Subject to Expiration	Total*
Invesco Balanced-Risk Retirement 2020 Fund	$—	$1,830,676	$1,830,676
Invesco Balanced-Risk Retirement 2030 Fund	51,340	2,432,070	2,483,410
Invesco Balanced-Risk Retirement 2040 Fund	45,190	2,379,677	2,424,867

*

Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	For the six months ended June 30, 2018*		At June 30, 2018
			Federal Tax Cost**	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
	Purchases	Sales
Invesco Balanced-Risk Retirement Now Fund	$53,182	$1,451,131	$22,382,544	$297,999	$—	$297,999
Invesco Balanced-Risk Retirement 2020 Fund	—	7,976,223	56,050,764	689,708	—	689,708
Invesco Balanced-Risk Retirement 2030 Fund	914,169	10,575,849	64,944,035	—	(1,341,545)	(1,341,545)
Invesco Balanced-Risk Retirement 2040 Fund	2,142,371	6,805,462	54,408,665	—	(5,466,011)	(5,466,011)
Invesco Balanced-Risk Retirement 2050 Fund	1,365,045	5,493,946	37,569,199	—	(3,317,531)	(3,317,531)

*	Excludes U.S. Treasury obligations and money market funds, if any.
**	Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

27                         Invesco  Balanced-Risk Retirement Funds

NOTE 9—Share Information

Invesco Balanced-Risk Retirement Now Fund

	Summary of Share Activity
	Six months ended June 30, 2018(a)		Year ended December 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	101,994	$857,780	246,734	$2,077,368
Class AX	1,103	9,302	9,660	80,767
Class B(b)	—	—	832	6,862
Class C	18,483	149,802	65,777	537,679
Class CX	32	264	518	4,211
Class R	18,992	158,201	59,787	498,640
Class RX	1,209	10,075	2,290	19,145
Class Y	13,894	119,319	39,309	333,894
Class R5	838	7,147	819	6,988
Class R6	5,797	49,448	26,194	222,636

Issued as reinvestment of dividends:
Class A	—	—	36,666	307,495
Class AX	—	—	29,690	248,691
Class B(b)	—	—	113	914
Class C	—	—	11,793	95,521
Class CX	—	—	4,250	34,379
Class R	—	—	5,487	45,472
Class RX	—	—	307	2,544
Class Y	—	—	1,060	8,981
Class R5	—	—	454	3,852
Class R6	—	—	2,539	21,519

Automatic conversion of Class B shares to Class A shares:(c)
Class A	3,236	27,671	5,418	45,590
Class B	(3,362)	(27,671)	(5,593)	(45,590)

Reacquired:
Class A	(219,769)	(1,865,274)	(328,115)	(2,757,978)
Class AX	(83,832)	(706,746)	(187,258)	(1,571,447)
Class B(b)	(5)	(31)	(2,092)	(16,994)
Class C	(39,590)	(323,385)	(97,770)	(800,073)
Class CX	(27,575)	(224,473)	(71,933)	(588,017)
Class R	(5,188)	(43,521)	(112,935)	(945,244)
Class RX	(1,309)	(10,881)	(381)	(3,249)
Class Y	(17,677)	(151,326)	(59,869)	(510,287)
Class R5	(1,186)	(10,159)	(3,498)	(29,668)
Class R6	(8,346)	(71,088)	(22,359)	(190,911)
Net increase (decrease) in share activity	(242,261)	$(2,045,546)	(342,106)	$(2,856,310)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Class B shares activity for the period January 1, 2018 through January 26, 2018 (date of conversion).
(c)	Effective as of the close of business January 26, 2018, all outstanding Class B shares were converted to Class A shares.

28                         Invesco  Balanced-Risk Retirement Funds

NOTE 9—Share Information—(continued)

Invesco Balanced-Risk Retirement 2020 Fund

	Summary of Share Activity
	Six months ended June 30, 2018(a)		Year ended December 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	325,066	$2,923,326	671,330	$5,991,700
Class AX	4,995	45,119	48,510	427,492
Class B(b)	—	—	1,712	15,272
Class C	57,809	514,779	167,251	1,485,454
Class CX	1,688	15,001	3,576	31,331
Class R	114,547	1,033,177	236,170	2,096,431
Class RX	2,732	24,515	9,463	83,817
Class Y	11,471	103,114	141,983	1,258,503
Class R5	9,536	86,810	28,869	262,521
Class R6	51,092	464,273	180,293	1,647,504

Issued as reinvestment of dividends:
Class A	—	—	115,070	1,029,874
Class AX	—	—	20,804	186,198
Class B(b)	—	—	956	8,475
Class C	—	—	17,350	153,543
Class CX	—	—	2,728	24,145
Class R	—	—	21,298	189,975
Class RX	—	—	1,208	10,774
Class Y	—	—	6,324	56,598
Class R5	—	—	2,454	22,089
Class R6	—	—	10,317	92,854

Automatic conversion of Class B shares to Class A shares:(c)
Class A	43,282	395,597	26,601	237,732
Class B	(43,712)	(395,597)	(26,946)	(237,732)

Reacquired:
Class A	(896,444)	(8,108,872)	(1,229,613)	(10,969,570)
Class AX	(68,466)	(618,231)	(180,844)	(1,606,486)
Class B(b)	(327)	(2,948)	(9,162)	(80,756)
Class C	(196,566)	(1,745,728)	(271,550)	(2,409,612)
Class CX	(11,165)	(99,559)	(49,757)	(436,974)
Class R	(158,798)	(1,434,073)	(298,596)	(2,655,744)
Class RX	(13,382)	(120,570)	(12,230)	(108,725)
Class Y	(15,105)	(135,824)	(348,348)	(3,115,749)
Class R5	(143)	(1,303)	(88,083)	(784,192)
Class R6	(109,643)	(995,204)	(36,271)	(325,441)
Net increase (decrease) in share activity	(891,533)	$(8,052,198)	(837,133)	$(7,418,699)

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 5% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

(b)	Class B shares activity for the period January 1, 2018 through January 26, 2018 (date of conversion).
(c)	Effective as of the close of business January 26, 2018, all outstanding Class B shares were converted to Class A shares.

29                         Invesco  Balanced-Risk Retirement Funds

NOTE 9—Share Information—(continued)

Invesco Balanced-Risk Retirement 2030 Fund

	Summary of Share Activity
	Six months ended June 30, 2018(a)		Year ended December 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	429,732	$3,724,500	989,897	$8,365,292
Class AX	5,743	49,669	33,551	282,236
Class B(b)	—	—	4,125	34,206
Class C	119,135	1,012,726	254,964	2,123,221
Class CX	134	1,147	4,795	40,042
Class R	201,460	1,738,348	278,984	2,366,723
Class RX	3,332	28,824	6,792	57,134
Class Y	12,040	104,476	179,611	1,508,598
Class R5	4,808	41,710	11,929	99,869
Class R6	64,576	562,301	168,765	1,442,757

Issued as reinvestment of dividends:
Class A	—	—	138,767	1,190,613
Class AX	—	—	15,120	129,889
Class B(b)	—	—	895	7,606
Class C	—	—	29,814	253,419
Class CX	—	—	1,829	15,549
Class R	—	—	25,348	216,469
Class RX	—	—	1,675	14,291
Class Y	—	—	3,252	27,963
Class R5	—	—	2,693	23,241
Class R6	—	—	11,186	96,425

Automatic conversion of Class B shares to Class A shares:(c)
Class A	35,412	313,394	69,573	586,231
Class B	(35,785)	(313,394)	(70,437)	(586,231)

Reacquired:
Class A	(1,194,374)	(10,424,273)	(1,777,507)	(15,023,085)
Class AX	(54,767)	(472,165)	(198,515)	(1,676,003)
Class B(b)	(264)	(2,292)	(27,630)	(231,723)
Class C	(232,289)	(1,981,887)	(327,942)	(2,717,897)
Class CX	(5,642)	(48,120)	(22,089)	(187,523)
Class R	(304,043)	(2,630,589)	(392,636)	(3,325,741)
Class RX	(22,259)	(190,346)	(2,969)	(24,585)
Class Y	(25,561)	(220,792)	(494,328)	(4,204,654)
Class R5	(2,731)	(24,025)	(288,818)	(2,430,084)
Class R6	(61,361)	(538,002)	(80,468)	(686,938)
Net increase (decrease) in share activity	(1,062,704)	$(9,268,790)	(1,449,774)	$(12,212,690)

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 5% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

(b)	Class B shares activity for the period January 1, 2018 through January 26, 2018 (date of conversion).
(c)	Effective as of the close of business January 26, 2018, all outstanding Class B shares were converted to Class A shares.

30                         Invesco  Balanced-Risk Retirement Funds

NOTE 9—Share Information—(continued)

Invesco Balanced-Risk Retirement 2040 Fund

	Summary of Share Activity
	Six months ended June 30, 2018(a)		Year ended December 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	388,997	$3,063,312	1,008,071	$7,759,721
Class AX	7,333	57,824	11,368	88,105
Class B(b)	—	—	592	4,426
Class C	145,809	1,143,520	204,305	1,566,559
Class CX	387	3,000	2,560	19,896
Class R	71,137	557,778	252,133	1,936,528
Class RX	4,767	37,257	5,029	38,639
Class Y	1,669	13,221	59,142	455,018
Class R5	6,106	48,254	8,401	65,128
Class R6	99,554	788,582	187,530	1,461,197

Issued as reinvestment of dividends:
Class A	—	—	156,924	1,225,579
Class AX	—	—	12,744	99,407
Class B(b)	—	—	999	7,722
Class C	—	—	25,907	199,974
Class CX	—	—	871	6,716
Class R	—	—	34,858	270,847
Class RX	—	—	700	5,435
Class Y	—	—	4,370	34,216
Class R5	—	—	2,051	16,082
Class R6	—	—	16,314	127,900

Automatic conversion of Class B shares to Class A shares:(c)
Class A	29,425	238,049	21,173	163,240
Class B	(29,756)	(238,049)	(21,446)	(163,240)

Reacquired:
Class A	(1,011,295)	(8,081,526)	(1,307,692)	(10,067,435)
Class AX	(18,691)	(146,851)	(79,296)	(613,167)
Class B(b)	(298)	(2,374)	(4,938)	(38,754)
Class C	(107,719)	(844,118)	(215,872)	(1,663,495)
Class CX	(2,546)	(19,577)	(16,179)	(124,069)
Class R	(85,142)	(672,270)	(268,007)	(2,060,216)
Class RX	(311)	(2,434)	(4,074)	(30,750)
Class Y	(11,514)	(91,846)	(163,162)	(1,270,585)
Class R5	(22,646)	(181,593)	(58,346)	(448,623)
Class R6	(23,441)	(186,498)	(95,057)	(737,437)
Net increase (decrease) in share activity	(558,175)	$(4,516,339)	(218,027)	$(1,665,436)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Class B shares activity for the period January 1, 2018 through January 26, 2018 (date of conversion).
(c)	Effective as of the close of business January 26, 2018, all outstanding Class B shares were converted to Class A shares.

31                         Invesco  Balanced-Risk Retirement Funds

NOTE 9—Share Information—(continued)

Invesco Balanced-Risk Retirement 2050 Fund

	Summary of Share Activity
	Six months ended June 30, 2018(a)		Year ended December 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	318,076	$2,460,966	1,396,059	$10,740,646
Class AX	2,556	19,808	10,760	80,802
Class C	102,992	779,934	238,119	1,773,135
Class CX	430	3,264	1,689	12,481
Class R	110,950	857,492	199,170	1,507,345
Class RX	2,458	19,069	2,208	16,637
Class Y	123,044	955,543	244,904	1,856,762
Class R5	4,738	36,732	6,345	48,146
Class R6	49,017	380,872	96,543	733,067

Issued as reinvestment of dividends:
Class A	—	—	118,086	903,361
Class AX	—	—	5,547	42,495
Class B(b)	—	—	503	3,788
Class C	—	—	25,765	194,523
Class CX	—	—	674	5,090
Class R	—	—	21,899	166,650
Class RX	—	—	232	1,769
Class Y	—	—	24,489	187,833
Class R5	—	—	580	4,456
Class R6	—	—	9,249	71,124

Automatic conversion of Class B shares to Class A shares:(c)
Class A	11,072	88,132	14,841	113,143
Class B	(11,256)	(88,132)	(15,108)	(113,143)

Reacquired:
Class A	(837,227)	(6,550,426)	(1,292,673)	(9,855,343)
Class AX	(19,114)	(149,973)	(56,121)	(425,835)
Class B(b)	(564)	(4,374)	(8,203)	(62,753)
Class C	(185,838)	(1,404,903)	(245,943)	(1,828,299)
Class CX	(13)	(99)	(3,644)	(27,152)
Class R	(54,876)	(422,822)	(176,301)	(1,333,963)
Class RX	(238)	(1,875)	(6,273)	(46,828)
Class Y	(115,051)	(890,066)	(236,502)	(1,803,458)
Class R5	(2,577)	(20,227)	(88,543)	(663,382)
Class R6	(24,350)	(191,900)	(36,777)	(281,464)
Net increase (decrease) in share activity	(525,771)	$(4,122,985)	251,574	$2,021,633

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Class B shares activity for the period January 1, 2018 through January 26, 2018 (date of conversion).
(c)	Effective as of the close of business January 26, 2018, all outstanding Class B shares were converted to Class A shares.

32                         Invesco  Balanced-Risk Retirement Funds

NOTE 10—Financial Highlights

The following schedules present financial highlights for a share of each Fund outstanding throughout the periods indicated.

Invesco Balanced-Risk Retirement Now Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 6/30/18	$8.47	$0.01	$(0.02)	$(0.01)	$—	$—	$—	$8.46	(0.12)%	$9,081	0.25	%(e)	1.56	%(e)	0.34	%(e)	0%
Year ended 12/31/17	8.26	0.00	0.50	0.50	(0.16)	(0.13)	(0.29)	8.47	6.11	10,053	0.25		1.50		0.05		10
Year ended 12/31/16	8.11	0.19	0.36	0.55	(0.29)	(0.11)	(0.40)	8.26	6.74	10,130	0.25		1.32		2.20		10
Year ended 12/31/15	8.77	0.12	(0.37)	(0.25)	(0.24)	(0.17)	(0.41)	8.11	(2.81)	10,366	0.25		1.11		1.39		19
Year ended 12/31/14	8.91	0.10	0.19	0.29	(0.23)	(0.20)	(0.43)	8.77	3.32	14,273	0.25		0.96		1.13		9
Year ended 12/31/13	9.07	(0.02)	0.14	0.12	(0.20)	(0.08)	(0.28)	8.91	1.33	15,858	0.25		0.85		(0.22)		16
Class AX
Six months ended 6/30/18	8.45	0.01	(0.01)	(0.00)	—	—	—	8.45	0.00	6,907	0.25	(e)	1.56	(e)	0.34	(e)	0
Year ended 12/31/17	8.25	0.00	0.49	0.49	(0.16)	(0.13)	(0.29)	8.45	5.99	7,608	0.25		1.50		0.05		10
Year ended 12/31/16	8.10	0.18	0.37	0.55	(0.29)	(0.11)	(0.40)	8.25	6.75	8,641	0.25		1.32		2.20		10
Year ended 12/31/15	8.76	0.12	(0.37)	(0.25)	(0.24)	(0.17)	(0.41)	8.10	(2.82)	9,283	0.25		1.11		1.39		19
Year ended 12/31/14	8.90	0.10	0.20	0.30	(0.24)	(0.20)	(0.44)	8.76	3.32	11,273	0.25		0.96		1.13		9
Year ended 12/31/13	9.06	(0.02)	0.14	0.12	(0.20)	(0.08)	(0.28)	8.90	1.33	14,817	0.25		0.85		(0.22)		16
Class B
Six months ended 6/30/18(f)	8.16	(0.00)	0.07	0.07	—	—	—	8.23	0.86	—	1.00	(e)	2.31	(e)	(0.41	)(e)	0
Year ended 12/31/17	8.01	(0.06)	0.48	0.42	(0.14)	(0.13)	(0.27)	8.16	5.27	27	1.00		2.25		(0.70)		10
Year ended 12/31/16	7.89	0.12	0.36	0.48	(0.25)	(0.11)	(0.36)	8.01	6.03	81	1.00		2.07		1.45		10
Year ended 12/31/15	8.57	0.05	(0.36)	(0.31)	(0.20)	(0.17)	(0.37)	7.89	(3.55)	168	1.00		1.86		0.64		19
Year ended 12/31/14	8.76	0.03	0.19	0.22	(0.21)	(0.20)	(0.41)	8.57	2.55	341	1.00		1.71		0.38		9
Year ended 12/31/13	8.97	(0.09)	0.14	0.05	(0.18)	(0.08)	(0.26)	8.76	0.56	480	1.00		1.60		(0.97)		16
Class C
Six months ended 6/30/18	8.17	(0.02)	(0.01)	(0.03)	—	—	—	8.14	(0.37)	3,238	1.00	(e)	2.31	(e)	(0.41	)(e)	0
Year ended 12/31/17	8.02	(0.06)	0.48	0.42	(0.14)	(0.13)	(0.27)	8.17	5.27	3,423	1.00		2.25		(0.70)		10
Year ended 12/31/16	7.89	0.12	0.37	0.49	(0.25)	(0.11)	(0.36)	8.02	6.16	3,522	1.00		2.07		1.45		10
Year ended 12/31/15	8.58	0.05	(0.37)	(0.32)	(0.20)	(0.17)	(0.37)	7.89	(3.67)	3,799	1.00		1.86		0.64		19
Year ended 12/31/14	8.76	0.03	0.20	0.23	(0.21)	(0.20)	(0.41)	8.58	2.66	4,535	1.00		1.71		0.38		9
Year ended 12/31/13	8.98	(0.09)	0.13	0.04	(0.18)	(0.08)	(0.26)	8.76	0.45	5,084	1.00		1.60		(0.97)		16
Class CX
Six months ended 6/30/18	8.17	(0.02)	(0.02)	(0.04)	—	—	—	8.13	(0.49)	892	1.00	(e)	2.31	(e)	(0.41	)(e)	0
Year ended 12/31/17	8.01	(0.06)	0.49	0.43	(0.14)	(0.13)	(0.27)	8.17	5.40	1,121	1.00		2.25		(0.70)		10
Year ended 12/31/16	7.89	0.12	0.36	0.48	(0.25)	(0.11)	(0.36)	8.01	6.03	1,638	1.00		2.07		1.45		10
Year ended 12/31/15	8.57	0.05	(0.36)	(0.31)	(0.20)	(0.17)	(0.37)	7.89	(3.55)	2,281	1.00		1.86		0.64		19
Year ended 12/31/14	8.76	0.03	0.20	0.23	(0.22)	(0.20)	(0.42)	8.57	2.55	3,088	1.00		1.71		0.38		9
Year ended 12/31/13	8.97	(0.09)	0.14	0.05	(0.18)	(0.08)	(0.26)	8.76	0.56	3,861	1.00		1.60		(0.97)		16
Class R
Six months ended 6/30/18	8.37	0.00	(0.01)	(0.01)	—	—	—	8.36	(0.12)	1,487	0.50	(e)	1.81	(e)	0.09	(e)	0
Year ended 12/31/17	8.18	(0.02)	0.49	0.47	(0.15)	(0.13)	(0.28)	8.37	5.84	1,374	0.50		1.75		(0.20)		10
Year ended 12/31/16	8.05	0.16	0.35	0.51	(0.27)	(0.11)	(0.38)	8.18	6.37	1,732	0.50		1.57		1.95		10
Year ended 12/31/15	8.72	0.10	(0.37)	(0.27)	(0.23)	(0.17)	(0.40)	8.05	(3.08)	1,442	0.50		1.36		1.14		19
Year ended 12/31/14	8.88	0.08	0.19	0.27	(0.23)	(0.20)	(0.43)	8.72	3.02	1,656	0.50		1.21		0.88		9
Year ended 12/31/13	9.04	(0.04)	0.14	0.10	(0.18)	(0.08)	(0.26)	8.88	1.13	1,959	0.50		1.10		(0.47)		16
Class RX
Six months ended 6/30/18	8.36	0.00	(0.01)	(0.01)	—	—	—	8.35	(0.12)	86	0.50	(e)	1.81	(e)	0.09	(e)	0
Year ended 12/31/17	8.17	(0.02)	0.49	0.47	(0.15)	(0.13)	(0.28)	8.36	5.84	87	0.50		1.75		(0.20)		10
Year ended 12/31/16	8.04	0.15	0.36	0.51	(0.27)	(0.11)	(0.38)	8.17	6.38	67	0.50		1.57		1.95		10
Year ended 12/31/15	8.71	0.10	(0.37)	(0.27)	(0.23)	(0.17)	(0.40)	8.04	(3.09)	189	0.50		1.36		1.14		19
Year ended 12/31/14	8.86	0.08	0.20	0.28	(0.23)	(0.20)	(0.43)	8.71	3.14	181	0.50		1.21		0.88		9
Year ended 12/31/13	9.04	(0.04)	0.13	0.09	(0.19)	(0.08)	(0.27)	8.86	1.03	295	0.50		1.10		(0.47)		16
Class Y
Six months ended 6/30/18	8.57	0.02	(0.01)	0.01	—	—	—	8.58	0.12	274	0.00	(e)	1.31	(e)	0.59	(e)	0
Year ended 12/31/17	8.33	0.03	0.51	0.54	(0.17)	(0.13)	(0.30)	8.57	6.51	306	0.00		1.25		0.30		10
Year ended 12/31/16	8.18	0.20	0.36	0.56	(0.30)	(0.11)	(0.41)	8.33	6.85	460	0.00		1.07		2.45		10
Year ended 12/31/15	8.84	0.14	(0.38)	(0.24)	(0.25)	(0.17)	(0.42)	8.18	(2.64)	1,442	0.00		0.86		1.64		19
Year ended 12/31/14	8.96	0.13	0.19	0.32	(0.24)	(0.20)	(0.44)	8.84	3.61	1,695	0.00		0.71		1.38		9
Year ended 12/31/13	9.11	0.00	0.13	0.13	(0.20)	(0.08)	(0.28)	8.96	1.51	2,118	0.00		0.60		0.03		16
Class R5
Six months ended 6/30/18	8.56	0.02	(0.01)	0.01	—	—	—	8.57	0.12	121	0.00	(e)	1.22	(e)	0.59	(e)	0
Year ended 12/31/17	8.33	0.03	0.50	0.53	(0.17)	(0.13)	(0.30)	8.56	6.39	124	0.00		1.16		0.30		10
Year ended 12/31/16	8.18	0.20	0.36	0.56	(0.30)	(0.11)	(0.41)	8.33	6.85	139	0.00		0.98		2.45		10
Year ended 12/31/15	8.84	0.14	(0.38)	(0.24)	(0.25)	(0.17)	(0.42)	8.18	(2.64)	3,141	0.00		0.77		1.64		19
Year ended 12/31/14	8.96	0.13	0.19	0.32	(0.24)	(0.20)	(0.44)	8.84	3.61	9,573	0.00		0.63		1.38		9
Year ended 12/31/13	9.10	0.00	0.14	0.14	(0.20)	(0.08)	(0.28)	8.96	1.63	7,802	0.00		0.54		0.03		16
Class R6
Six months ended 6/30/18	8.56	0.02	(0.01)	0.01	—	—	—	8.57	0.12	623	0.00	(e)	1.18	(e)	0.59	(e)	0
Year ended 12/31/17	8.33	0.03	0.50	0.53	(0.17)	(0.13)	(0.30)	8.56	6.39	644	0.00		1.10		0.30		10
Year ended 12/31/16	8.18	0.20	0.36	0.56	(0.30)	(0.11)	(0.41)	8.33	6.85	574	0.00		0.93		2.45		10
Year ended 12/31/15	8.84	0.14	(0.38)	(0.24)	(0.25)	(0.17)	(0.42)	8.18	(2.64)	416	0.00		0.69		1.64		19
Year ended 12/31/14	8.96	0.13	0.20	0.33	(0.25)	(0.20)	(0.45)	8.84	3.61	328	0.00		0.54		1.38		9
Year ended 12/31/13	9.10	0.00	0.14	0.14	(0.20)	(0.08)	(0.28)	8.96	1.63	281	0.00		0.45		0.03		16

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.58%, 0.58%, 0.56%, 0.56%, 0.56% and 0.54% for the six months ended June 30, 2018 and for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

Ratios are annualized and based on average daily net assets (000’s omitted) of $9,722, $7,250, $28, $3,240, $992, $1,454, $86, $405, $123 and $638 for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares, respectively.

(f)	Reflects activity for the period January 1, 2018 through January 26, 2018 (date of conversion).

33                         Invesco  Balanced-Risk Retirement Funds

NOTE 10—Financial Highlights—(continued)

Invesco Balanced-Risk Retirement 2020 Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 6/30/18	$9.05	$0.01	$(0.03)	$(0.02)	$—	$—	$—	$9.03	(0.22)%	$31,579	0.25	%(e)	0.91	%(e)	0.21	%(e)	0%
Year ended 12/31/17	8.69	(0.00)	0.63	0.63	(0.27)	—	(0.27)	9.05	7.24	36,409	0.25		0.88		(0.04)		6
Year ended 12/31/16	8.25	0.23	0.50	0.73	(0.24)	(0.05)	(0.29)	8.69	8.77	38,580	0.25		0.82		2.67		11
Year ended 12/31/15	9.11	0.17	(0.52)	(0.35)	(0.31)	(0.20)	(0.51)	8.25	(3.79)	38,164	0.25		0.69		1.92		12
Year ended 12/31/14	9.32	0.16	0.28	0.44	(0.37)	(0.28)	(0.65)	9.11	4.81	47,303	0.25		0.67		1.65		7
Year ended 12/31/13	9.51	(0.02)	0.21	0.19	(0.31)	(0.07)	(0.38)	9.32	2.01	51,352	0.25		0.66		(0.24)		16
Class AX
Six months ended 6/30/18	9.05	0.01	(0.03)	(0.02)	—	—	—	9.03	(0.22)	5,926	0.25	(e)	0.91	(e)	0.21	(e)	0
Year ended 12/31/17	8.69	0.00	0.63	0.63	(0.27)	—	(0.27)	9.05	7.24	6,510	0.25		0.88		(0.04)		6
Year ended 12/31/16	8.25	0.23	0.50	0.73	(0.24)	(0.05)	(0.29)	8.69	8.77	7,220	0.25		0.82		2.67		11
Year ended 12/31/15	9.10	0.17	(0.51)	(0.34)	(0.31)	(0.20)	(0.51)	8.25	(3.69)	7,802	0.25		0.69		1.92		12
Year ended 12/31/14	9.31	0.16	0.28	0.44	(0.37)	(0.28)	(0.65)	9.10	4.81	9,609	0.25		0.67		1.65		7
Year ended 12/31/13	9.51	(0.02)	0.20	0.18	(0.31)	(0.07)	(0.38)	9.31	1.90	11,986	0.25		0.66		(0.24)		16
Class B
Six months ended 6/30/18(f)	8.96	(0.00)	0.09	0.09	—	—	—	9.05	1.00 (g)	—	0.99	(e)(g)	1.65	(e)(g)	(0.53	)(e)(g)	0
Year ended 12/31/17	8.60	(0.07)	0.62	0.55	(0.19)	—	(0.19)	8.96	6.46	395	1.00		1.63		(0.79)		6
Year ended 12/31/16	8.16	0.16	0.50	0.66	(0.17)	(0.05)	(0.22)	8.60	8.00	667	1.00		1.57		1.92		11
Year ended 12/31/15	9.00	0.10	(0.51)	(0.41)	(0.23)	(0.20)	(0.43)	8.16	(4.48)	1,001	1.00		1.44		1.17		12
Year ended 12/31/14	9.21	0.09	0.28	0.37	(0.30)	(0.28)	(0.58)	9.00	4.03	1,715	1.00		1.42		0.90		7
Year ended 12/31/13	9.40	(0.09)	0.20	0.11	(0.23)	(0.07)	(0.30)	9.21	1.19	2,425	1.00		1.41		(0.99)		16
Class C
Six months ended 6/30/18	8.94	(0.02)	(0.02)	(0.04)	—	—	—	8.90	(0.45)	6,071	1.00	(e)	1.66	(e)	(0.54	)(e)	0
Year ended 12/31/17	8.59	(0.07)	0.61	0.54	(0.19)	—	(0.19)	8.94	6.35	7,345	1.00		1.63		(0.79)		6
Year ended 12/31/16	8.15	0.16	0.50	0.66	(0.17)	(0.05)	(0.22)	8.59	8.01	7,798	1.00		1.57		1.92		11
Year ended 12/31/15	8.98	0.10	(0.50)	(0.40)	(0.23)	(0.20)	(0.43)	8.15	(4.37)	8,032	1.00		1.44		1.17		12
Year ended 12/31/14	9.20	0.09	0.27	0.36	(0.30)	(0.28)	(0.58)	8.98	3.93	9,613	1.00		1.42		0.90		7
Year ended 12/31/13	9.38	(0.09)	0.21	0.12	(0.23)	(0.07)	(0.30)	9.20	1.29	10,108	1.00		1.41		(0.99)		16
Class CX
Six months ended 6/30/18	8.94	(0.02)	(0.03)	(0.05)	—	—	—	8.89	(0.56)	1,048	1.00	(e)	1.66	(e)	(0.54	)(e)	0
Year ended 12/31/17	8.58	(0.07)	0.62	0.55	(0.19)	—	(0.19)	8.94	6.48	1,138	1.00		1.63		(0.79)		6
Year ended 12/31/16	8.15	0.16	0.49	0.65	(0.17)	(0.05)	(0.22)	8.58	7.89	1,466	1.00		1.57		1.92		11
Year ended 12/31/15	8.99	0.10	(0.51)	(0.41)	(0.23)	(0.20)	(0.43)	8.15	(4.48)	2,124	1.00		1.44		1.17		12
Year ended 12/31/14	9.20	0.09	0.28	0.37	(0.30)	(0.28)	(0.58)	8.99	4.04	2,677	1.00		1.42		0.90		7
Year ended 12/31/13	9.38	(0.09)	0.21	0.12	(0.23)	(0.07)	(0.30)	9.20	1.29	2,951	1.00		1.41		(0.99)		16
Class R
Six months ended 6/30/18	9.01	(0.00)	(0.02)	(0.02)	—	—	—	8.99	(0.22)	6,588	0.50	(e)	1.16	(e)	(0.04	)(e)	0
Year ended 12/31/17	8.65	(0.03)	0.63	0.60	(0.24)	—	(0.24)	9.01	6.99	7,006	0.50		1.13		(0.29)		6
Year ended 12/31/16	8.22	0.20	0.49	0.69	(0.21)	(0.05)	(0.26)	8.65	8.40	7,083	0.50		1.07		2.42		11
Year ended 12/31/15	9.07	0.15	(0.51)	(0.36)	(0.29)	(0.20)	(0.49)	8.22	(3.98)	6,047	0.50		0.94		1.67		12
Year ended 12/31/14	9.28	0.13	0.29	0.42	(0.35)	(0.28)	(0.63)	9.07	4.55	7,564	0.50		0.92		1.40		7
Year ended 12/31/13	9.47	(0.05)	0.22	0.17	(0.29)	(0.07)	(0.36)	9.28	1.73	10,375	0.50		0.91		(0.49)		16
Class RX
Six months ended 6/30/18	9.01	(0.00)	(0.02)	(0.02)	—	—	—	8.99	(0.22)	326	0.50	(e)	1.16	(e)	(0.04	)(e)	0
Year ended 12/31/17	8.66	(0.03)	0.62	0.59	(0.24)	—	(0.24)	9.01	6.87	423	0.50		1.13		(0.29)		6
Year ended 12/31/16	8.22	0.21	0.49	0.70	(0.21)	(0.05)	(0.26)	8.66	8.52	419	0.50		1.07		2.42		11
Year ended 12/31/15	9.07	0.15	(0.51)	(0.36)	(0.29)	(0.20)	(0.49)	8.22	(3.98)	545	0.50		0.94		1.67		12
Year ended 12/31/14	9.28	0.13	0.29	0.42	(0.35)	(0.28)	(0.63)	9.07	4.55	848	0.50		0.92		1.40		7
Year ended 12/31/13	9.47	(0.05)	0.22	0.17	(0.29)	(0.07)	(0.36)	9.28	1.73	1,282	0.50		0.91		(0.49)		16
Class Y
Six months ended 6/30/18	9.04	0.02	(0.02)	(0.00)	—	—	—	9.04	0.00	1,888	0.00	(e)	0.66	(e)	0.46	(e)	0
Year ended 12/31/17	8.68	0.02	0.63	0.65	(0.29)	—	(0.29)	9.04	7.52	1,921	0.00		0.63		0.21		6
Year ended 12/31/16	8.25	0.25	0.49	0.74	(0.26)	(0.05)	(0.31)	8.68	8.92	3,583	0.00		0.57		2.92		11
Year ended 12/31/15	9.10	0.20	(0.51)	(0.31)	(0.34)	(0.20)	(0.54)	8.25	(3.40)	5,502	0.00		0.44		2.17		12
Year ended 12/31/14	9.31	0.18	0.29	0.47	(0.40)	(0.28)	(0.68)	9.10	5.09	7,416	0.00		0.42		1.90		7
Year ended 12/31/13	9.51	0.00	0.21	0.21	(0.34)	(0.07)	(0.41)	9.31	2.16	8,497	0.00		0.41		0.01		16
Class R5
Six months ended 6/30/18	9.09	0.02	(0.02)	(0.00)	—	—	—	9.09	0.00	813	0.00	(e)	0.57	(e)	0.46	(e)	0
Year ended 12/31/17	8.73	0.02	0.63	0.65	(0.29)	—	(0.29)	9.09	7.48	728	0.00		0.54		0.21		6
Year ended 12/31/16	8.29	0.24	0.51	0.75	(0.26)	(0.05)	(0.31)	8.73	9.00	1,194	0.00		0.47		2.92		11
Year ended 12/31/15	9.15	0.20	(0.52)	(0.32)	(0.34)	(0.20)	(0.54)	8.29	(3.50)	27,809	0.00		0.34		2.17		12
Year ended 12/31/14	9.36	0.18	0.29	0.47	(0.40)	(0.28)	(0.68)	9.15	5.07	36,230	0.00		0.31		1.90		7
Year ended 12/31/13	9.55	0.00	0.22	0.22	(0.34)	(0.07)	(0.41)	9.36	2.26	32,091	0.00		0.32		0.01		16
Class R6
Six months ended 6/30/18	9.10	0.02	(0.03)	(0.01)	—	—	—	9.09	(0.11)	2,480	0.00	(e)	0.49	(e)	0.46	(e)	0
Year ended 12/31/17	8.74	0.02	0.63	0.65	(0.29)	—	(0.29)	9.10	7.47	3,014	0.00		0.45		0.21		6
Year ended 12/31/16	8.30	0.26	0.49	0.75	(0.26)	(0.05)	(0.31)	8.74	8.99	1,545	0.00		0.38		2.92		11
Year ended 12/31/15	9.16	0.20	(0.52)	(0.32)	(0.34)	(0.20)	(0.54)	8.30	(3.49)	1,303	0.00		0.24		2.17		12
Year ended 12/31/14	9.37	0.18	0.29	0.47	(0.40)	(0.28)	(0.68)	9.16	5.06	1,136	0.00		0.22		1.90		7
Year ended 12/31/13	9.56	0.00	0.22	0.22	(0.34)	(0.07)	(0.41)	9.37	2.25	901	0.00		0.23		0.01		16

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.66%, 0.66%, 0.66%, 0.70%, 0.73% and 0.71% for the six months ended June 30, 2018 and for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

Ratios are annualized and based on average daily net assets (000’s omitted) of $34,271, $6,232, $396, $6,504, $1,103, $6,740, $403, $1,880 , $789 and $2,876 for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares, respectively.

(f)	Reflects activity for the period January 1, 2018 through January 26, 2018 (date of conversion).
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.99% for Class B shares.

34                         Invesco  Balanced-Risk Retirement Funds

NOTE 10—Financial Highlights—(continued)

Invesco Balanced-Risk Retirement 2030 Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 6/30/18	$8.71	$(0.01)	$(0.04)	$(0.05)	$—	$—	$—	$8.66	(0.57)%	$35,007	0.25	%(e)	0.87	%(e)	(0.24	)%(e)	1%
Year ended 12/31/17	8.14	(0.02)	0.85	0.83	(0.26)	—	(0.26)	8.71	10.20	41,546	0.25		0.85		(0.25)		9
Year ended 12/31/16	7.67	0.32	0.61	0.93	(0.40)	(0.06)	(0.46)	8.14	12.09	43,528	0.25		0.81		3.86		11
Year ended 12/31/15	8.79	0.24	(0.69)	(0.45)	(0.40)	(0.27)	(0.67)	7.67	(5.03)	40,600	0.25		0.69		2.74		17
Year ended 12/31/14	9.04	0.24	0.31	0.55	(0.50)	(0.30)	(0.80)	8.79	6.25	49,929	0.25		0.68		2.57		9
Year ended 12/31/13	9.23	(0.02)	0.23	0.21	(0.32)	(0.08)	(0.40)	9.04	2.28	51,749	0.25		0.68		(0.25)		34
Class AX
Six months ended 6/30/18	8.72	(0.01)	(0.04)	(0.05)	—	—	—	8.67	(0.57)	4,180	0.25	(e)	0.87	(e)	(0.24	)(e)	1
Year ended 12/31/17	8.14	(0.02)	0.86	0.84	(0.26)	—	(0.26)	8.72	10.33	4,629	0.25		0.85		(0.25)		9
Year ended 12/31/16	7.69	0.31	0.60	0.91	(0.40)	(0.06)	(0.46)	8.14	11.80	5,545	0.25		0.81		3.86		11
Year ended 12/31/15	8.80	0.24	(0.68)	(0.44)	(0.40)	(0.27)	(0.67)	7.69	(4.90)	5,767	0.25		0.69		2.74		17
Year ended 12/31/14	9.04	0.24	0.32	0.56	(0.50)	(0.30)	(0.80)	8.80	6.36	6,697	0.25		0.68		2.57		9
Year ended 12/31/13	9.23	(0.02)	0.23	0.21	(0.32)	(0.08)	(0.40)	9.04	2.27	8,353	0.25		0.68		(0.25)		34
Class B
Six months ended 6/30/18(f)	8.63	(0.01)	0.14	0.13	—	—	—	8.76	1.51	—	1.00	(e)	1.62	(e)	(0.99	)(e)	1
Year ended 12/31/17	8.06	(0.08)	0.84	0.76	(0.19)	—	(0.19)	8.63	9.47	311	1.00		1.60		(1.00)		9
Year ended 12/31/16	7.59	0.25	0.61	0.86	(0.33)	(0.06)	(0.39)	8.06	11.32	1,040	1.00		1.56		3.11		11
Year ended 12/31/15	8.70	0.17	(0.68)	(0.51)	(0.33)	(0.27)	(0.60)	7.59	(5.77)	1,502	1.00		1.44		1.99		17
Year ended 12/31/14	8.95	0.17	0.31	0.48	(0.43)	(0.30)	(0.73)	8.70	5.51	2,157	1.00		1.43		1.82		9
Year ended 12/31/13	9.14	(0.09)	0.23	0.14	(0.25)	(0.08)	(0.33)	8.95	1.52	2,759	1.00		1.43		(1.00)		34
Class C
Six months ended 6/30/18	8.62	(0.04)	(0.03)	(0.07)	—	—	—	8.55	(0.81)	10,863	1.00	(e)	1.62	(e)	(0.99	)(e)	1
Year ended 12/31/17	8.06	(0.08)	0.83	0.75	(0.19)	—	(0.19)	8.62	9.34	11,936	1.00		1.60		(1.00)		9
Year ended 12/31/16	7.59	0.25	0.61	0.86	(0.33)	(0.06)	(0.39)	8.06	11.33	11,502	1.00		1.56		3.11		11
Year ended 12/31/15	8.69	0.17	(0.67)	(0.50)	(0.33)	(0.27)	(0.60)	7.59	(5.66)	12,119	1.00		1.44		1.99		17
Year ended 12/31/14	8.95	0.17	0.30	0.47	(0.43)	(0.30)	(0.73)	8.69	5.39	13,330	1.00		1.43		1.82		9
Year ended 12/31/13	9.13	(0.09)	0.24	0.15	(0.25)	(0.08)	(0.33)	8.95	1.64	12,050	1.00		1.43		(1.00)		34
Class CX
Six months ended 6/30/18	8.63	(0.04)	(0.04)	(0.08)	—	—	—	8.55	(0.93)	670	1.00	(e)	1.62	(e)	(0.99	)(e)	1
Year ended 12/31/17	8.06	(0.08)	0.84	0.76	(0.19)	—	(0.19)	8.63	9.47	724	1.00		1.60		(1.00)		9
Year ended 12/31/16	7.59	0.25	0.61	0.86	(0.33)	(0.06)	(0.39)	8.06	11.33	801	1.00		1.56		3.11		11
Year ended 12/31/15	8.69	0.17	(0.67)	(0.50)	(0.33)	(0.27)	(0.60)	7.59	(5.66)	1,111	1.00		1.44		1.99		17
Year ended 12/31/14	8.95	0.17	0.30	0.47	(0.43)	(0.30)	(0.73)	8.69	5.39	1,732	1.00		1.43		1.82		9
Year ended 12/31/13	9.13	(0.09)	0.24	0.15	(0.25)	(0.08)	(0.33)	8.95	1.64	1,821	1.00		1.43		(1.00)		34
Class R
Six months ended 6/30/18	8.67	(0.02)	(0.04)	(0.06)	—	—	—	8.61	(0.69)	7,600	0.50	(e)	1.12	(e)	(0.49	)(e)	1
Year ended 12/31/17	8.10	(0.04)	0.84	0.80	(0.23)	—	(0.23)	8.67	9.97	8,538	0.50		1.10		(0.50)		9
Year ended 12/31/16	7.63	0.29	0.61	0.90	(0.37)	(0.06)	(0.43)	8.10	11.85	8,693	0.50		1.06		3.61		11
Year ended 12/31/15	8.74	0.22	(0.68)	(0.46)	(0.38)	(0.27)	(0.65)	7.63	(5.21)	9,435	0.50		0.94		2.49		17
Year ended 12/31/14	8.99	0.22	0.31	0.53	(0.48)	(0.30)	(0.78)	8.74	6.02	11,531	0.50		0.93		2.32		9
Year ended 12/31/13	9.18	(0.05)	0.24	0.19	(0.30)	(0.08)	(0.38)	8.99	2.03	13,007	0.50		0.93		(0.50)		34
Class RX
Six months ended 6/30/18	8.66	(0.02)	(0.03)	(0.05)	—	—	—	8.61	(0.58)	395	0.50	(e)	1.12	(e)	(0.49	)(e)	1
Year ended 12/31/17	8.09	(0.04)	0.84	0.80	(0.23)	—	(0.23)	8.66	9.99	561	0.50		1.10		(0.50)		9
Year ended 12/31/16	7.63	0.29	0.60	0.89	(0.37)	(0.06)	(0.43)	8.09	11.72	480	0.50		1.06		3.61		11
Year ended 12/31/15	8.73	0.22	(0.67)	(0.45)	(0.38)	(0.27)	(0.65)	7.63	(5.09)	1,162	0.50		0.94		2.49		17
Year ended 12/31/14	8.99	0.22	0.30	0.52	(0.48)	(0.30)	(0.78)	8.73	5.89	1,139	0.50		0.93		2.32		9
Year ended 12/31/13	9.18	(0.05)	0.24	0.19	(0.30)	(0.08)	(0.38)	8.99	2.04	1,119	0.50		0.93		(0.50)		34
Class Y
Six months ended 6/30/18	8.73	0.00	(0.04)	(0.04)	—	—	—	8.69	(0.46)	769	0.00	(e)	0.62	(e)	0.01	(e)	1
Year ended 12/31/17	8.16	0.00	0.85	0.85	(0.28)	—	(0.28)	8.73	10.46	890	0.00		0.60		0.00		9
Year ended 12/31/16	7.69	0.34	0.61	0.95	(0.42)	(0.06)	(0.48)	8.16	12.35	3,374	0.00		0.56		4.11		11
Year ended 12/31/15	8.81	0.26	(0.68)	(0.42)	(0.43)	(0.27)	(0.70)	7.69	(4.75)	5,018	0.00		0.44		2.99		17
Year ended 12/31/14	9.06	0.27	0.31	0.58	(0.53)	(0.30)	(0.83)	8.81	6.51	5,730	0.00		0.43		2.82		9
Year ended 12/31/13	9.25	0.00	0.23	0.23	(0.34)	(0.08)	(0.42)	9.06	2.52	5,406	0.00		0.43		0.00		34
Class R5
Six months ended 6/30/18	8.76	0.00	(0.04)	(0.04)	—	—	—	8.72	(0.46)	776	0.00	(e)	0.50	(e)	0.01	(e)	1
Year ended 12/31/17	8.18	0.00	0.86	0.86	(0.28)	—	(0.28)	8.76	10.55	761	0.00		0.49		0.00		9
Year ended 12/31/16	7.71	0.32	0.63	0.95	(0.42)	(0.06)	(0.48)	8.18	12.31	2,953	0.00		0.44		4.11		11
Year ended 12/31/15	8.83	0.26	(0.68)	(0.42)	(0.43)	(0.27)	(0.70)	7.71	(4.74)	28,098	0.00		0.32		2.99		17
Year ended 12/31/14	9.08	0.27	0.31	0.58	(0.53)	(0.30)	(0.83)	8.83	6.50	41,595	0.00		0.30		2.82		9
Year ended 12/31/13	9.27	0.00	0.23	0.23	(0.34)	(0.08)	(0.42)	9.08	2.52	35,104	0.00		0.33		0.00		34
Class R6
Six months ended 6/30/18	8.75	0.00	(0.03)	(0.03)	—	—	—	8.72	(0.34)	3,144	0.00	(e)	0.42	(e)	0.01	(e)	1
Year ended 12/31/17	8.18	0.00	0.85	0.85	(0.28)	—	(0.28)	8.75	10.43	3,128	0.00		0.41		0.00		9
Year ended 12/31/16	7.71	0.34	0.61	0.95	(0.42)	(0.06)	(0.48)	8.18	12.31	2,109	0.00		0.35		4.11		11
Year ended 12/31/15	8.83	0.26	(0.68)	(0.42)	(0.43)	(0.27)	(0.70)	7.71	(4.74)	1,576	0.00		0.23		2.99		17
Year ended 12/31/14	9.08	0.27	0.31	0.58	(0.53)	(0.30)	(0.83)	8.83	6.50	1,250	0.00		0.21		2.82		9
Year ended 12/31/13	9.27	0.00	0.23	0.23	(0.34)	(0.08)	(0.42)	9.08	2.52	905	0.00		0.24		0.00		34

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.86%, 0.86%, 0.83%, 0.88%, 0.89% and 0.87% for the six months ended June 30, 2018 and for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

Ratios are annualized and based on average daily net assets (000’s omitted) of $39,989 , $4,356, $307, $11,281, $699, $8,082, $463, $813, $753 and $3,029 for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares, respectively.

(f)	Reflects activity for the period January 1, 2018 through January 26, 2018 (date of conversion).

35                         Invesco  Balanced-Risk Retirement Funds

NOTE 10—Financial Highlights—(continued)

Invesco Balanced-Risk Retirement 2040 Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 6/30/18	$7.94	$(0.01)	$(0.04)	$(0.05)	$—	$—	$—	$7.89	(0.63)%	$27,109	0.25	%(e)	1.05	%(e)	(0.24	)%(e)	4%
Year ended 12/31/17	7.39	(0.02)	0.88	0.86	(0.31)	—	(0.31)	7.94	11.78	32,004	0.25		1.07		(0.25)		17
Year ended 12/31/16	6.91	0.38	0.59	0.97	(0.37)	(0.12)	(0.49)	7.39	14.07	30,678	0.25		1.06		5.06		13
Year ended 12/31/15	8.07	0.27	(0.74)	(0.47)	(0.45)	(0.24)	(0.69)	6.91	(5.74)	27,131	0.25		0.85		3.32		28
Year ended 12/31/14	8.34	0.31	0.29	0.60	(0.59)	(0.28)	(0.87)	8.07	7.35	35,495	0.26		0.86		3.53		8
Year ended 12/31/13	8.76	(0.02)	0.21	0.19	(0.22)	(0.39)	(0.61)	8.34	2.23	33,816	0.25		0.87		(0.25)		68
Class AX
Six months ended 6/30/18	7.93	(0.01)	(0.04)	(0.05)	—	—	—	7.88	(0.63)	2,480	0.25	(e)	1.05	(e)	(0.24	)(e)	4
Year ended 12/31/17	7.38	(0.02)	0.89	0.87	(0.32)	—	(0.32)	7.93	11.79	2,587	0.25		1.07		(0.25)		17
Year ended 12/31/16	6.90	0.38	0.59	0.97	(0.37)	(0.12)	(0.49)	7.38	14.09	2,815	0.25		1.06		5.06		13
Year ended 12/31/15	8.06	0.27	(0.74)	(0.47)	(0.45)	(0.24)	(0.69)	6.90	(5.76)	2,851	0.25		0.85		3.32		28
Year ended 12/31/14	8.34	0.31	0.28	0.59	(0.59)	(0.28)	(0.87)	8.06	7.23	3,284	0.26		0.86		3.53		8
Year ended 12/31/13	8.75	(0.02)	0.22	0.20	(0.22)	(0.39)	(0.61)	8.34	2.34	3,493	0.25		0.87		(0.25)		68
Class B
Six months ended 6/30/18(f)	7.86	(0.01)	0.15	0.14	—	—	—	8.00	1.78	—	1.00	(e)	1.80	(e)	(0.99	)(e)	4
Year ended 12/31/17	7.32	(0.07)	0.87	0.80	(0.26)	—	(0.26)	7.86	10.93	236	1.00		1.82		(1.00)		17
Year ended 12/31/16	6.83	0.32	0.60	0.92	(0.31)	(0.12)	(0.43)	7.32	13.52	401	1.00		1.81		4.31		13
Year ended 12/31/15	7.97	0.20	(0.72)	(0.52)	(0.38)	(0.24)	(0.62)	6.83	(6.39)	559	1.00		1.60		2.57		28
Year ended 12/31/14	8.26	0.24	0.28	0.52	(0.53)	(0.28)	(0.81)	7.97	6.38	925	1.01		1.61		2.78		8
Year ended 12/31/13	8.67	(0.09)	0.22	0.13	(0.15)	(0.39)	(0.54)	8.26	1.54	1,109	1.00		1.62		(1.00)		68
Class C
Six months ended 6/30/18	7.85	(0.04)	(0.04)	(0.08)	—	—	—	7.77	(1.02)	6,598	1.00	(e)	1.80	(e)	(0.99	)(e)	4
Year ended 12/31/17	7.31	(0.07)	0.87	0.80	(0.26)	—	(0.26)	7.85	10.95	6,369	1.00		1.82		(1.00)		17
Year ended 12/31/16	6.82	0.32	0.60	0.92	(0.31)	(0.12)	(0.43)	7.31	13.54	5,820	1.00		1.81		4.31		13
Year ended 12/31/15	7.96	0.20	(0.72)	(0.52)	(0.38)	(0.24)	(0.62)	6.82	(6.39)	5,382	1.00		1.60		2.57		28
Year ended 12/31/14	8.25	0.24	0.28	0.52	(0.53)	(0.28)	(0.81)	7.96	6.39	6,249	1.01		1.61		2.78		8
Year ended 12/31/13	8.66	(0.09)	0.22	0.13	(0.15)	(0.39)	(0.54)	8.25	1.54	5,999	1.00		1.62		(1.00)		68
Class CX
Six months ended 6/30/18	7.84	(0.04)	(0.05)	(0.09)	—	—	—	7.75	(1.15)	194	1.00	(e)	1.80	(e)	(0.99	)(e)	4
Year ended 12/31/17	7.30	(0.08)	0.88	0.80	(0.26)	—	(0.26)	7.84	10.96	213	1.00		1.82		(1.00)		17
Year ended 12/31/16	6.81	0.32	0.60	0.92	(0.31)	(0.12)	(0.43)	7.30	13.56	291	1.00		1.81		4.31		13
Year ended 12/31/15	7.95	0.20	(0.72)	(0.52)	(0.38)	(0.24)	(0.62)	6.81	(6.40)	308	1.00		1.60		2.57		28
Year ended 12/31/14	8.24	0.24	0.28	0.52	(0.53)	(0.28)	(0.81)	7.95	6.39	572	1.01		1.61		2.78		8
Year ended 12/31/13	8.65	(0.09)	0.22	0.13	(0.15)	(0.39)	(0.54)	8.24	1.54	563	1.00		1.62		(1.00)		68
Class R
Six months ended 6/30/18	7.90	(0.02)	(0.04)	(0.06)	—	—	—	7.84	(0.76)	7,479	0.50	(e)	1.30	(e)	(0.49	)(e)	4
Year ended 12/31/17	7.36	(0.04)	0.88	0.84	(0.30)	—	(0.30)	7.90	11.42	7,650	0.50		1.32		(0.50)		17
Year ended 12/31/16	6.87	0.36	0.60	0.96	(0.35)	(0.12)	(0.47)	7.36	14.00	6,981	0.50		1.31		4.81		13
Year ended 12/31/15	8.02	0.24	(0.72)	(0.48)	(0.43)	(0.24)	(0.67)	6.87	(5.93)	6,869	0.50		1.10		3.07		28
Year ended 12/31/14	8.30	0.28	0.29	0.57	(0.57)	(0.28)	(0.85)	8.02	7.00	8,650	0.51		1.11		3.28		8
Year ended 12/31/13	8.72	(0.04)	0.21	0.17	(0.20)	(0.39)	(0.59)	8.30	1.97	8,644	0.50		1.12		(0.50)		68
Class RX
Six months ended 6/30/18	7.90	(0.02)	(0.04)	(0.06)	—	—	—	7.84	(0.76)	195	0.50	(e)	1.30	(e)	(0.49	)(e)	4
Year ended 12/31/17	7.35	(0.03)	0.88	0.85	(0.30)	—	(0.30)	7.90	11.57	161	0.50		1.32		(0.50)		17
Year ended 12/31/16	6.88	0.34	0.60	0.94	(0.35)	(0.12)	(0.47)	7.35	13.68	138	0.50		1.31		4.81		13
Year ended 12/31/15	8.03	0.24	(0.72)	(0.48)	(0.43)	(0.24)	(0.67)	6.88	(5.91)	599	0.50		1.10		3.07		28
Year ended 12/31/14	8.31	0.28	0.29	0.57	(0.57)	(0.28)	(0.85)	8.03	6.99	683	0.51		1.11		3.28		8
Year ended 12/31/13	8.72	(0.04)	0.22	0.18	(0.20)	(0.39)	(0.59)	8.31	2.08	614	0.50		1.12		(0.50)		68
Class Y
Six months ended 6/30/18	7.96	0.00	(0.04)	(0.04)	—	—	—	7.92	(0.50)	766	0.00	(e)	0.80	(e)	0.01	(e)	4
Year ended 12/31/17	7.41	0.00	0.88	0.88	(0.33)	—	(0.33)	7.96	12.02	849	0.00		0.82		0.00		17
Year ended 12/31/16	6.92	0.39	0.61	1.00	(0.39)	(0.12)	(0.51)	7.41	14.47	1,528	0.00		0.81		5.31		13
Year ended 12/31/15	8.09	0.29	(0.75)	(0.46)	(0.47)	(0.24)	(0.71)	6.92	(5.58)	2,921	0.00		0.60		3.57		28
Year ended 12/31/14	8.36	0.33	0.29	0.62	(0.61)	(0.28)	(0.89)	8.09	7.61	2,338	0.01		0.61		3.78		8
Year ended 12/31/13	8.78	0.00	0.21	0.21	(0.24)	(0.39)	(0.63)	8.36	2.49	2,716	0.00		0.62		0.00		68
Class R5
Six months ended 6/30/18	7.98	0.00	(0.05)	(0.05)	—	—	—	7.93	(0.63)	278	0.00	(e)	0.63	(e)	0.01	(e)	4
Year ended 12/31/17	7.42	0.00	0.89	0.89	(0.33)	—	(0.33)	7.98	12.14	412	0.00		0.65		0.00		17
Year ended 12/31/16	6.94	0.37	0.62	0.99	(0.39)	(0.12)	(0.51)	7.42	14.29	739	0.00		0.62		5.31		13
Year ended 12/31/15	8.10	0.29	(0.74)	(0.45)	(0.47)	(0.24)	(0.71)	6.94	(5.44)	23,619	0.00		0.42		3.57		28
Year ended 12/31/14	8.37	0.33	0.29	0.62	(0.61)	(0.28)	(0.89)	8.10	7.59	25,848	0.01		0.44		3.78		8
Year ended 12/31/13	8.78	0.00	0.22	0.22	(0.24)	(0.39)	(0.63)	8.37	2.60	21,149	0.00		0.47		0.00		68
Class R6
Six months ended 6/30/18	7.97	0.00	(0.04)	(0.04)	—	—	—	7.93	(0.50)	3,767	0.00	(e)	0.55	(e)	0.01	(e)	4
Year ended 12/31/17	7.42	0.00	0.88	0.88	(0.33)	—	(0.33)	7.97	12.00	3,181	0.00		0.56		0.00		17
Year ended 12/31/16	6.93	0.40	0.60	1.00	(0.39)	(0.12)	(0.51)	7.42	14.45	2,152	0.00		0.53		5.31		13
Year ended 12/31/15	8.10	0.29	(0.75)	(0.46)	(0.47)	(0.24)	(0.71)	6.93	(5.58)	1,484	0.00		0.33		3.57		28
Year ended 12/31/14	8.37	0.33	0.29	0.62	(0.61)	(0.28)	(0.89)	8.10	7.59	1,270	0.01		0.35		3.78		8
Year ended 12/31/13	8.78	0.00	0.22	0.22	(0.24)	(0.39)	(0.63)	8.37	2.60	970	0.00		0.37		0.00		68

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.90%, 0.90%, 0.87%, 0.98%, 0.99% and 0.99% for the six months ended June 30, 2018 and for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

Ratios are annualized and based on average daily net assets (000’s omitted) of $31,055, $2,512, $238, $6,333, $202, $7,493, $176, $822, $405 and $3,470 for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares, respectively.

(f)	Reflects activity for the period January 1, 2018 through January 26, 2018 (date of conversion).

36                         Invesco  Balanced-Risk Retirement Funds

NOTE 10—Financial Highlights—(continued)

Invesco Balanced-Risk Retirement 2050 Fund

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 6/30/18	$7.80	$(0.01)	$(0.06)	$(0.07)	$—	$—	$—	$7.73	(0.90)%	$16,988	0.25	%(e)	1.37	%(e)	(0.24	)%(e)	4%
Year ended 12/31/17	7.19	(0.02)	0.97	0.95	(0.34)	—	(0.34)	7.80	13.30	21,082	0.25		1.43		(0.25)		18
Year ended 12/31/16	6.70	0.49	0.57	1.06	(0.55)	(0.02)	(0.57)	7.19	16.00	17,740	0.25		1.57		6.72		34
Year ended 12/31/15	7.98	0.31	(0.83)	(0.52)	(0.48)	(0.28)	(0.76)	6.70	(6.45)	13,456	0.25		1.31		3.97		22
Year ended 12/31/14	8.21	0.40	0.27	0.67	(0.63)	(0.27)	(0.90)	7.98	8.30	14,645	0.25		1.24		4.61		8
Year ended 12/31/13	8.68	(0.02)	0.22	0.20	(0.20)	(0.47)	(0.67)	8.21	2.42	13,570	0.25		1.31		(0.25)		93
Class AX
Six months ended 6/30/18	7.80	(0.01)	(0.05)	(0.06)	—	—	—	7.74	(0.77)	889	0.25	(e)	1.37	(e)	(0.24	)(e)	4
Year ended 12/31/17	7.19	(0.01)	0.96	0.95	(0.34)	—	(0.34)	7.80	13.30	1,025	0.25		1.43		(0.25)		18
Year ended 12/31/16	6.71	0.48	0.57	1.05	(0.55)	(0.02)	(0.57)	7.19	15.82	1,231	0.25		1.57		6.72		34
Year ended 12/31/15	7.99	0.31	(0.83)	(0.52)	(0.48)	(0.28)	(0.76)	6.71	(6.44)	1,037	0.25		1.31		3.97		22
Year ended 12/31/14	8.21	0.40	0.28	0.68	(0.63)	(0.27)	(0.90)	7.99	8.43	1,192	0.25		1.24		4.61		8
Year ended 12/31/13	8.69	(0.02)	0.21	0.19	(0.20)	(0.47)	(0.67)	8.21	2.30	1,230	0.25		1.31		(0.25)		93
Class B
Six months ended 6/30/18(f)	7.68	(0.01)	0.16	0.15	—	—	—	7.83	1.95	—	1.00	(e)	2.12	(e)	(0.99	)(e)	4
Year ended 12/31/17	7.08	(0.07)	0.95	0.88	(0.28)	—	(0.28)	7.68	12.53	91	1.00		2.18		(1.00)		18
Year ended 12/31/16	6.60	0.43	0.57	1.00	(0.50)	(0.02)	(0.52)	7.08	15.26	245	1.00		2.32		5.97		34
Year ended 12/31/15	7.86	0.25	(0.81)	(0.56)	(0.42)	(0.28)	(0.70)	6.60	(7.11)	294	1.00		2.06		3.22		22
Year ended 12/31/14	8.10	0.33	0.27	0.60	(0.57)	(0.27)	(0.84)	7.86	7.55	348	1.00		1.99		3.86		8
Year ended 12/31/13	8.57	(0.09)	0.22	0.13	(0.13)	(0.47)	(0.60)	8.10	1.65	393	1.00		2.06		(1.00)		93
Class C
Six months ended 6/30/18	7.69	(0.04)	(0.04)	(0.08)	—	—	—	7.61	(1.04)	5,156	1.00	(e)	2.12	(e)	(0.99	)(e)	4
Year ended 12/31/17	7.10	(0.07)	0.94	0.87	(0.28)	—	(0.28)	7.69	12.35	5,853	1.00		2.18		(1.00)		18
Year ended 12/31/16	6.61	0.43	0.58	1.01	(0.50)	(0.02)	(0.52)	7.10	15.38	5,273	1.00		2.32		5.97		34
Year ended 12/31/15	7.87	0.25	(0.81)	(0.56)	(0.42)	(0.28)	(0.70)	6.61	(7.11)	4,283	1.00		2.06		3.22		22
Year ended 12/31/14	8.12	0.33	0.26	0.59	(0.57)	(0.27)	(0.84)	7.87	7.41	4,876	1.00		1.99		3.86		8
Year ended 12/31/13	8.59	(0.09)	0.22	0.13	(0.13)	(0.47)	(0.60)	8.12	1.65	3,924	1.00		2.06		(1.00)		93
Class CX
Six months ended 6/30/18	7.69	(0.04)	(0.05)	(0.09)	—	—	—	7.60	(1.17)	146	1.00	(e)	2.12	(e)	(0.99	)(e)	4
Year ended 12/31/17	7.09	(0.07)	0.95	0.88	(0.28)	—	(0.28)	7.69	12.51	144	1.00		2.18		(1.00)		18
Year ended 12/31/16	6.61	0.43	0.57	1.00	(0.50)	(0.02)	(0.52)	7.09	15.23	142	1.00		2.32		5.97		34
Year ended 12/31/15	7.87	0.25	(0.81)	(0.56)	(0.42)	(0.28)	(0.70)	6.61	(7.10)	141	1.00		2.06		3.22		22
Year ended 12/31/14	8.11	0.33	0.27	0.60	(0.57)	(0.27)	(0.84)	7.87	7.54	152	1.00		1.99		3.86		8
Year ended 12/31/13	8.58	(0.09)	0.22	0.13	(0.13)	(0.47)	(0.60)	8.11	1.65	134	1.00		2.06		(1.00)		93
Class R
Six months ended 6/30/18	7.75	(0.02)	(0.05)	(0.07)	—	—	—	7.68	(0.90)	4,620	0.50	(e)	1.62	(e)	(0.49	)(e)	4
Year ended 12/31/17	7.15	(0.04)	0.96	0.92	(0.32)	—	(0.32)	7.75	12.96	4,227	0.50		1.68		(0.50)		18
Year ended 12/31/16	6.66	0.47	0.57	1.04	(0.53)	(0.02)	(0.55)	7.15	15.80	3,578	0.50		1.82		6.47		34
Year ended 12/31/15	7.93	0.29	(0.82)	(0.53)	(0.46)	(0.28)	(0.74)	6.66	(6.63)	3,812	0.50		1.56		3.72		22
Year ended 12/31/14	8.17	0.37	0.27	0.64	(0.61)	(0.27)	(0.88)	7.93	7.96	5,548	0.50		1.49		4.36		8
Year ended 12/31/13	8.64	(0.04)	0.22	0.18	(0.18)	(0.47)	(0.65)	8.17	2.18	4,887	0.50		1.56		(0.50)		93
Class RX
Six months ended 6/30/18	7.76	(0.02)	(0.05)	(0.07)	—	—	—	7.69	(0.90)	74	0.50	(e)	1.62	(e)	(0.49	)(e)	4
Year ended 12/31/17	7.16	(0.04)	0.96	0.92	(0.32)	—	(0.32)	7.76	12.94	58	0.50		1.68		(0.50)		18
Year ended 12/31/16	6.67	0.46	0.58	1.04	(0.53)	(0.02)	(0.55)	7.16	15.79	81	0.50		1.82		6.47		34
Year ended 12/31/15	7.94	0.29	(0.82)	(0.53)	(0.46)	(0.28)	(0.74)	6.67	(6.63)	163	0.50		1.56		3.72		22
Year ended 12/31/14	8.17	0.37	0.28	0.65	(0.61)	(0.27)	(0.88)	7.94	8.09	214	0.50		1.49		4.36		8
Year ended 12/31/13	8.65	(0.04)	0.21	0.17	(0.18)	(0.47)	(0.65)	8.17	2.06	255	0.50		1.56		(0.50)		93
Class Y
Six months ended 6/30/18	7.82	0.00	(0.05)	(0.05)	—	—	—	7.77	(0.64)	4,286	0.00	(e)	1.12	(e)	0.01	(e)	4
Year ended 12/31/17	7.20	0.00	0.98	0.98	(0.36)	—	(0.36)	7.82	13.67	4,251	0.00		1.18		0.00		18
Year ended 12/31/16	6.72	0.51	0.56	1.07	(0.57)	(0.02)	(0.59)	7.20	16.06	3,681	0.00		1.32		6.97		34
Year ended 12/31/15	8.01	0.34	(0.85)	(0.51)	(0.50)	(0.28)	(0.78)	6.72	(6.29)	2,412	0.00		1.06		4.22		22
Year ended 12/31/14	8.22	0.42	0.29	0.71	(0.65)	(0.27)	(0.92)	8.01	8.81	3,381	0.00		0.99		4.86		8
Year ended 12/31/13	8.69	0.00	0.22	0.22	(0.22)	(0.47)	(0.69)	8.22	2.68	1,941	0.00		1.06		0.00		93
Class R5
Six months ended 6/30/18	7.83	0.00	(0.05)	(0.05)	—	—	—	7.78	(0.64)	130	0.00	(e)	0.79	(e)	0.01	(e)	4
Year ended 12/31/17	7.21	0.00	0.98	0.98	(0.36)	—	(0.36)	7.83	13.65	114	0.00		0.94		0.00		18
Year ended 12/31/16	6.72	0.48	0.60	1.08	(0.57)	(0.02)	(0.59)	7.21	16.21	693	0.00		1.02		6.97		34
Year ended 12/31/15	8.00	0.34	(0.84)	(0.50)	(0.50)	(0.28)	(0.78)	6.72	(6.17)	8,058	0.00		0.77		4.22		22
Year ended 12/31/14	8.23	0.42	0.27	0.69	(0.65)	(0.27)	(0.92)	8.00	8.53	18,171	0.00		0.70		4.86		8
Year ended 12/31/13	8.70	0.00	0.22	0.22	(0.22)	(0.47)	(0.69)	8.23	2.68	14,065	0.00		0.81		0.00		93
Class R6
Six months ended 6/30/18	7.84	0.00	(0.06)	(0.06)	—	—	—	7.78	(0.77)	1,820	0.00	(e)	0.79	(e)	0.01	(e)	4
Year ended 12/31/17	7.22	0.00	0.98	0.98	(0.36)	—	(0.36)	7.84	13.63	1,639	0.00		0.84		0.00		18
Year ended 12/31/16	6.73	0.52	0.56	1.08	(0.57)	(0.02)	(0.59)	7.22	16.18	1,012	0.00		0.95		6.97		34
Year ended 12/31/15	8.01	0.33	(0.83)	(0.50)	(0.50)	(0.28)	(0.78)	6.73	(6.16)	523	0.00		0.69		4.22		22
Year ended 12/31/14	8.24	0.42	0.27	0.69	(0.65)	(0.27)	(0.92)	8.01	8.52	430	0.00		0.61		4.86		8
Year ended 12/31/13	8.71	0.00	0.22	0.22	(0.22)	(0.47)	(0.69)	8.24	2.67	290	0.00		0.72		0.00		93

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.93%, 0.93%, 0.91%, 1.09%, 1.10% and 1.11 % for the six months ended June 30, 2018 and for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

Ratios are annualized and based on average daily net assets (000’s omitted) of $18,996, $910, $89, $5,413, $144, $4,367, $68, $4,289, $123 and $1,717 for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares, respectively.

(f)	Reflects activity for the period January 1, 2018 through January 26, 2018 (date of conversion).

37                         Invesco  Balanced-Risk Retirement Funds

Calculating your ongoing Fund expenses

Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018, through June 30, 2018.

In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the Funds invest. The amount of fees and expenses incurred indirectly by the Funds will vary because the underlying funds have varied expenses and fee levels and the Funds may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Funds. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Funds invest in. The effect of the estimated underlying fund expenses that the Funds bear indirectly are included in each Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Funds. If transaction costs and indirect expenses were included, your costs would have been higher.

Invesco Balanced-Risk Retirement Now Fund

Class	Beginning Account Value (01/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/18)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/18)	Expenses Paid During Period[2]
A	$1,000.00	$998.80	$1.24	$1,023.55	$1.25	0.25%
AX	1,000.00	1,000.00	1.24	1,023.55	1.25	0.25
C	1,000.00	996.30	4.95	1,019.84	5.01	1.00
CX	1,000.00	996.30	4.95	1,019.84	5.01	1.00
R	1,000.00	998.80	2.48	1,022.32	2.51	0.50
RX	1,000.00	998.80	2.48	1,022.32	2.51	0.50
Y	1,000.00	1,001.20	0.00	1,024.79	0.00	0.00
R5	1,000.00	1,001.20	0.00	1,024.79	0.00	0.00
R6	1,000.00	1,001.20	0.00	1,024.79	0.00	0.00

38                         Invesco  Balanced-Risk Retirement Funds

Invesco Balanced-Risk Retirement 2020 Fund

Class	Beginning Account Value (01/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/18)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/18)	Expenses Paid During Period[2]
A	$1,000.00	$997.80	$1.24	$1,023.55	$1.25	0.25%
AX	1,000.00	997.80	1.24	1,023.55	1.25	0.25
C	1,000.00	995.50	4.95	1,019.84	5.01	1.00
CX	1,000.00	994.40	4.95	1,019.84	5.01	1.00
R	1,000.00	997.80	2.48	1,022.32	2.51	0.50
RX	1,000.00	997.80	2.48	1,022.32	2.51	0.50
Y	1,000.00	1,000.00	0.00	1,024.79	0.00	0.00
R5	1,000.00	1,000.00	0.00	1,024.79	0.00	0.00
R6	1,000.00	998.90	0.00	1,024.79	0.00	0.00

Invesco Balanced-Risk Retirement 2030 Fund

Class	Beginning Account Value (01/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/18)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/18)	Expenses Paid During Period[2]
A	$1,000.00	$994.30	$1.24	$1,023.55	$1.25	0.25%
AX	1,000.00	994.30	1.24	1,023.55	1.25	0.25
C	1,000.00	991.90	4.94	1,019.84	5.01	1.00
CX	1,000.00	990.70	4.94	1,019.84	5.01	1.00
R	1,000.00	993.10	2.47	1,022.32	2.51	0.50
RX	1,000.00	994.20	2.47	1,022.32	2.51	0.50
Y	1,000.00	995.40	0.00	1,024.79	0.00	0.00
R5	1,000.00	995.40	0.00	1,024.79	0.00	0.00
R6	1,000.00	996.60	0.00	1,024.79	0.00	0.00

Invesco Balanced-Risk Retirement 2040 Fund

Class	Beginning Account Value (01/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/18)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/18)	Expenses Paid During Period[2]
A	$1,000.00	$993.70	$1.24	$1,023.55	$1.25	0.25%
AX	1,000.00	993.70	1.24	1,023.55	1.25	0.25
C	1,000.00	989.80	4.93	1,019.84	5.01	1.00
CX	1,000.00	988.50	4.93	1,019.84	5.01	1.00
R	1,000.00	992.40	2.47	1,022.32	2.51	0.50
RX	1,000.00	992.40	2.47	1,022.32	2.51	0.50
Y	1,000.00	995.00	0.00	1,024.79	0.00	0.00
R5	1,000.00	993.70	0.00	1,024.79	0.00	0.00
R6	1,000.00	995.00	0.00	1,024.79	0.00	0.00

39                         Invesco  Balanced-Risk Retirement Funds

Invesco Balanced-Risk Retirement 2050 Fund

Class	Beginning Account Value (01/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/18)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/18)	Expenses Paid During Period[2]
A	$1,000.00	$992.30	$1.23	$1,023.55	$1.25	0.25%
AX	1,000.00	992.30	1.23	1,023.55	1.25	0.25
C	1,000.00	989.60	4.93	1,019.84	5.01	1.00
CX	1,000.00	988.30	4.93	1,019.84	5.01	1.00
R	1,000.00	991.00	2.47	1,022.32	2.51	0.50
RX	1,000.00	991.00	2.47	1,022.32	2.51	0.50
Y	1,000.00	993.60	0.00	1,024.79	0.00	0.00
R5	1,000.00	993.60	0.00	1,024.79	0.00	0.00
R6	1,000.00	992.30	0.00	1,024.79	0.00	0.00

[1]

The actual ending account value is based on the actual total return of the Funds for the period January 1, 2018 through June 30, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

40                         Invesco  Balanced-Risk Retirement Funds

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Balanced-Risk Retirement Now Fund, Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund)

At meetings held on June 5-6, 2018, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of AIM Growth Series listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, with respect to Invesco Balanced-Risk Retirement Now Fund only, a separate Sub-Advisory Contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2018. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 6, 2018.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in each fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of each Fund.

Invesco Balanced-Risk Retirement Now Fund

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper Mixed-Asset Target Today Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one and five year periods and the fourth quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted that the Fund’s asset allocation, including its underweight equity exposure and overweight commodity exposure, negatively impacted relative performance. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Balanced-Risk Retirement 2020 Fund

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper Mixed-Asset Target 2020 Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted that the Fund’s asset allocation, including its underweight equity exposure and overweight commodity exposure, negatively impacted relative performance. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Balanced-Risk Retirement 2030 Fund

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper Mixed-Asset Target 2030 Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted that the Fund’s asset allocation, including its underweight equity exposure and overweight commodity exposure, negatively impacted relative performance. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Balanced-Risk Retirement 2040 Fund

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper Mixed-Asset Target 2040 Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted that the Fund’s asset allocation, including its underweight equity exposure and overweight commodity exposure, negatively impacted relative performance. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Balanced-Risk Retirement 2050 Fund

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper Mixed-Asset Target 2050 Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted that the Fund’s asset allocation, including its underweight equity exposure and overweight commodity exposure, negatively impacted relative performance. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Balanced-Risk Retirement Now Fund

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using

41                         Invesco  Balanced-Risk Retirement Funds

each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.

Invesco Balanced-Risk Retirement 2020 Fund

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.

Invesco Balanced-Risk Retirement 2030 Fund

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expenses plus indirect expenses were in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.

Invesco Balanced-Risk Retirement 2040 Fund

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expenses plus indirect expenses were in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.

Invesco Balanced-Risk Retirement 2050 Fund

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expenses plus indirect expenses were in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco Advisers does not charge each Fund any advisory fees pursuant to each Fund’s investment advisory agreement, although the underlying funds in which each Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing a Fund because each Fund is a fund of funds and no advisory fee is charged to such Fund, although each Fund does incur its share of underlying fund fees and other allocable costs. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

The Board considered that the underlying holdings of each Fund generally will consist of affiliated mutual funds and affiliated and unaffiliated exchange traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with each Fund.

42                         Invesco  Balanced-Risk Retirement Funds

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q (or any successor Form) on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q (or any successor Form) may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526 Invesco Distributors, Inc.	IBRR-SAR-1	08242018	0727

Semiannual Report to Shareholders	June 30, 2018

Invesco Allocation Funds

Invesco Conservative Allocation Fund Nasdaq: A: CAAMX ∎ C: CACMX R: CMARX ∎ S: CMASX ∎ Y: CAAYX R5: CMAIX ∎ R6: CNSSX Invesco Growth Allocation Fund Nasdaq: A: AADAX ∎ C: AADCX R: AADRX ∎ S: AADSX ∎ Y: AADYX R5: AADIX ∎ R6: AAESX Invesco Moderate Allocation Fund Nasdaq: A: AMKAX ∎ C: AMKCX R: AMKRX ∎ S: AMKSX ∎ Y: ABKYX R5: AMLIX ∎ R6: AMLSX	2	Fund Performance
	8	Letters to Shareholders
	9	Schedule of Investments
	13	Financial Statements
	17	Notes to Financial Statements
	25	Financial Highlights
	28	Fund Expenses
	30	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary – Invesco Conservative Allocation Fund
Fund vs. Indexes

Cumulative total returns, 12/31/17 to 6/30/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.93%
Class C Shares	-1.23
Class R Shares	-0.97
Class S Shares	-0.79
Class Y Shares	-0.81
Class R5 Shares	-0.77
Class R6 Shares	-0.69
S&P 500 Index▼ (Broad Market Index)	2.65
Custom Invesco Conservative Allocation Index∎ (Style-Specific Index)	-0.71
Lipper Mixed-Asset Target Allocation Conservative Funds Index♦ (Peer Group Index)	-0.41

Source(s): ▼FactSet Research Systems Inc.; ∎Invesco, FactSet Research Systems Inc.; ♦Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Custom Invesco Conservative Allocation Index is composed of the following: the Russell 3000 Index, MSCI EAFE Index and Bloomberg Barclays U.S. Aggregate Bond Index. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective.

    The Lipper Mixed-Asset Target Allocation Conservative Funds Index is an unmanaged index considered representative of mixed-asset target allocation conservative funds tracked by Lipper.

    The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment grade, fixed-rate bond market.

    The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Allocation Funds

Average Annual Total Returns
As of 6/30/18, including maximum applicable sales charges

Class A Shares
Inception (4/29/05)	3.92%
10 Years	3.57
5 Years	2.99
1 Year	-3.05

Class C Shares
Inception (4/29/05)	3.61%
10 Years	3.41
5 Years	3.39
1 Year	0.92

Class R Shares
Inception (4/29/05)	4.11%
10 Years	3.91
5 Years	3.90
1 Year	2.34

Class S Shares
10 Years	4.24%
5 Years	4.28
1 Year	2.79

Class Y Shares
10 Years	4.39%
5 Years	4.44
1 Year	2.86

Class R5 Shares
Inception (4/29/05)	4.66%
10 Years	4.45
5 Years	4.46
1 Year	2.89

Class R6 Shares
10 Years	4.19%
5 Years	4.23
1 Year	2.89

Class S shares incepted on June 3, 2011. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares was 1.06%, 1.81%, 1.31%, 0.96%, 0.81%, 0.77% and 0.77%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.53%.

3                      Invesco Allocation Funds

Fund Performance

Performance summary – Invesco Growth Allocation Fund
Fund vs. Indexes

Cumulative total returns, 12/31/17 to 6/30/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.19%

Class C Shares	-0.50

Class R Shares	-0.25

Class S Shares	-0.06

Class Y Shares	-0.06

Class R5 Shares	0.00

Class R6 Shares	0.00
S&P 500 Index▼ (Broad Market Index)	2.65
Custom Invesco Growth Allocation Index∎ (Style-Specific Index)	0.28
Lipper Mixed-Asset Target Allocation Growth Funds Index♦ (Peer Group Index)	0.59

Source(s): ▼FactSet Research Systems Inc.; ∎Invesco, FactSet Research Systems Inc.; ♦Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Custom Invesco Growth Allocation Index is composed of the following: the Russell 3000 Index, MSCI EAFE Index and Bloomberg Barclays U.S. Aggregate Bond Index. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective.

    The Lipper Mixed-Asset Target Allocation Growth Funds Index is an unmanaged index considered representative of mixed-asset target allocation growth funds tracked by Lipper.

    The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment grade, fixed-rate bond market.

    The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

4                      Invesco Allocation Funds

Average Annual Total Returns
As of 6/30/18, including maximum applicable sales charges

Class A Shares
Inception (4/30/04)	5.51%
10 Years	4.36
5 Years	5.66
1 Year	1.78

Class C Shares
Inception (4/30/04)	5.15%
10 Years	4.17
5 Years	6.04
1 Year	5.95

Class R Shares
Inception (4/30/04)	5.68%
10 Years	4.70
5 Years	6.59
1 Year	7.44

Class S Shares
10 Years	5.05%
5 Years	6.96
1 Year	7.87

Class Y Shares
10 Years	5.21%
5 Years	7.11
1 Year	8.04

Class R5 Shares
Inception (4/30/04)	6.29%
10 Years	5.32
5 Years	7.24
1 Year	8.17

Class R6 Shares
10 Years	5.00%
5 Years	6.94
1 Year	8.10

Class S shares incepted on September 25, 2009. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit

invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares was 1.13%, 1.88%, 1.38%, 1.03%, 0.88%, 0.77% and 0.77%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.58%.

5                    Invesco Allocation Funds

Fund Performance

Performance summary – Invesco Moderate Allocation Fund
Fund vs. Indexes

Cumulative total returns, 12/31/17 to 6/30/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.41%
Class C Shares	-0.72
Class R Shares	-0.53
Class S Share	-0.28
Class Y Shares	-0.20
Class R5 Shares	-0.25
Class R6 Shares	-0.18
S&P 500 Indext▼ (Broad Market Index)	2.65
Custom Invesco Moderate Allocation Index♦ (Style-Specific Index)	-0.08
Lipper Mixed-Asset Target Allocation Moderate Funds Index♦ (Peer Group Index)	-0.23
Source(s): ▼FactSet Research Systems Inc.; ∎Invesco, FactSet Research Systems Inc.; ♦Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Custom Invesco Moderate Allocation Index is composed of the following: the Russell 3000 Index, MSCI EAFE Index and Bloomberg Barclays U.S. Aggregate Bond Index. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective.

    The Lipper Mixed-Asset Target Allocation Moderate Funds Index is an unmanaged index considered representative of mixed-asset target allocation moderate funds tracked by Lipper.

    The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment grade, fixed-rate bond market.

    The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

6                      Invesco Allocation Funds

Average Annual Total Returns
As of 6/30/18, including maximum applicable sales charges
Class A Shares
Inception (4/30/04)	5.07%
10 Years	4.50
5 Years	4.47
1 Year	0.04
Class C Shares
Inception (4/30/04)	4.71%
10 Years	4.31
5 Years	4.88
1 Year	4.12
Class R Shares
Inception (4/30/04)	5.23%
10 Years	4.83
5 Years	5.40
1 Year	5.63
Class S Shares
10 Years	5.18%
5 Years	5.79
1 Year	6.07

Class Y Shares
10 Years	5.35%
5 Years	5.94
1 Year	6.15
Class R5 Shares
Inception (4/30/04)	5.76%
10 Years	5.35
5 Years	5.93
1 Year	6.19
Class R6 Shares
10 Years	5.13%
5 Years	5.74
1 Year	6.27

Class S shares incepted on September 25, 2009. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares was 1.05%, 1.80%, 1.30%, 0.95%, 0.80%, 0.74% and 0.74%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees of the underlying funds in which the Fund invests of 0.56%.

7                      Invesco Allocation Funds

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

8                      Invesco Allocation Funds

Schedule of Investments

June 30, 2018

(Unaudited)

Invesco Conservative Allocation Fund

Schedule of Investments in Affiliated Issuers–100.23%(a)

	% of Net Assets 06/30/18	Value 12/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/18	Value 06/30/18
Alternative Funds–3.51%
Invesco Global Targeted Returns Fund–Class R6(b)	3.51%	$8,001,974	$3,011,437	$(345,719)	$(38,096)	$(1,288)	$—	1,071,402	$10,628,308

Asset Allocation Funds–3.47%
Invesco Balanced-Risk Allocation Fund–Class R6(b)	3.47%	8,157,296	3,085,618	(688,828)	(39,326)	8,606	—	959,286	10,523,366

Domestic Equity Funds–22.87%
Invesco All Cap Market Neutral Fund–Class R6(b)	0.00%	6,416,736	226,269	(6,642,361)	1,257,687	(1,258,331)	—	—	—
Invesco American Franchise Fund–Class R6(b)	2.45%	7,969,999	453,700	(1,814,051)	431,133	393,149	—	332,763	7,433,930
Invesco Diversified Dividend Fund–Class R6	6.99%	24,145,843	1,408,208	(3,636,334)	(775,459)	25,659	257,301	1,074,514	21,167,917
Invesco Equally-Weighted S&P 500 Fund–Class R6	5.45%	18,538,980	1,238,167	(3,602,675)	(312,923)	652,752	—	268,133	16,514,301
Invesco Growth and Income Fund–Class R6	4.42%	15,392,638	1,461,281	(3,255,442)	(455,375)	242,384	125,491	505,876	13,385,486
Invesco Russell Top 200 Pure Growth ETF	3.56%	11,184,296	1,137,010	(2,857,780)	396,678	922,313	33,913	212,177	10,782,517
Total Domestic Equity Funds		83,648,492	5,924,635	(21,808,643)	541,741	977,926	416,705		69,284,151

Fixed-Income Funds–59.69%
Invesco 1-30 Laddered Treasury ETF	4.22%	17,608,992	1,149,499	(5,356,267)	(878,484)	259,927	171,992	403,016	12,783,667
Invesco Core Plus Bond Fund–Class R6	17.93%	57,987,955	2,517,209	(3,839,356)	(2,286,854)	(51,075)	973,588	5,188,909	54,327,879
Invesco Emerging Market Flexible Bond Fund–Class R6	2.95%	16,048,596	469,896	(6,352,756)	860,823	(2,070,511)	263,721	1,497,667	8,956,048
Invesco Emerging Markets Sovereign Debt ETF	1.48%	—	4,640,945	—	(168,639)	—	36,510	168,639	4,472,306
Invesco Floating Rate Fund–Class R6	3.99%	17,816,373	527,374	(6,247,476)	9,156	(26,899)	360,886	1,601,927	12,078,528
Invesco High Yield Fund–Class R6	7.47%	19,471,234	5,448,496	(1,641,582)	(610,963)	(30,443)	553,544	5,589,319	22,636,742
Invesco LadderRite 0-5 Year Corporate Bond ETF	0.00%	8,020,945	94,553	(7,960,617)	(51,336)	(103,545)	52,846	—	—
Invesco Quality Income Fund–Class R5	6.98%	29,780,928	1,260,052	(8,905,949)	(462,426)	(511,852)	543,096	1,822,632	21,160,753
Invesco Short Duration Inflation Protected Fund–Class R6	5.22%	15,247,781	1,967,556	(1,316,542)	(76,856)	(10,476)	167,611	1,535,093	15,811,463
Invesco Short Term Bond Fund–Class R6	5.97%	11,251,700	7,972,827	(991,144)	(145,805)	(1,981)	161,018	2,132,735	18,085,597
Invesco Variable Rate Investment Grade ETF	3.48%	—	10,831,853	(260,716)	(29,421)	(743)	50,362	420,294	10,540,973
Total Fixed-Income Funds		193,234,504	36,880,260	(42,872,405)	(3,840,805)	(2,547,598)	3,335,174		180,853,956

Foreign Equity Funds–7.05%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	3.52%	9,771,170	2,854,219	(1,412,342)	(742,480)	199,465	185,069	248,198	10,670,032
Invesco International Growth Fund–Class R6	3.53%	9,733,143	2,330,297	(797,370)	(707,264)	130,142	—	308,216	10,688,948
Total Foreign Equity Funds		19,504,313	5,184,516	(2,209,712)	(1,449,744)	329,607	185,069		21,358,980

Real Estate Funds–3.01%
Invesco Global Real Estate Income Fund–Class R6	3.01%	9,671,426	515,794	(988,035)	(112,304)	18,979	158,807	1,010,639	9,105,860

Money Market Funds–0.63%
Invesco Government & Agency Portfolio–Institutional Class, 1.80%(c)	0.24%	404,778	5,981,557	(5,653,265)	—	—	2,889	733,070	733,070
Invesco Liquid Assets Portfolio–Institutional Class, 2.02%(c)	0.17%	289,119	4,272,540	(4,038,046)	20	(35)	2,320	523,441	523,598
Invesco Treasury Portfolio–Institutional Class, 1.76%(c)	0.22%	462,604	6,604,324	(6,406,192)	—	—	3,037	660,736	660,736
Total Money Market Funds		1,156,501	16,858,421	(16,097,503)	20	(35)	8,246		1,917,404
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $275,346,865)	100.23%	$323,374,506	$71,460,681	$(85,010,845)	$(4,938,514)	$(1,213,803)	$4,104,001		$303,672,025
OTHER ASSETS LESS LIABILITIES	(0.23)%								(694,768)
NET ASSETS	100.00%								$302,977,257

Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Allocation Funds

Schedule of Investments—(continued)

June 30, 2018

(Unaudited)

Invesco Growth Allocation Fund

Schedule of Investments in Affiliated Issuers–100.10%(a)

	% of Net Assets 06/30/18	Value 12/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/18	Value 06/30/18
Asset Allocation Funds–4.49%
Invesco Balanced-Risk Allocation Fund– Class R6(b)	4.49%	$47,621,767	$2,266,167	$(4,243,175)	$(516,683)	$284,295	$—	4,139,687	$45,412,371

Domestic Equity Funds–55.63%
Invesco All Cap Market Neutral Fund– Class R6(b)	4.04%	42,160,997	4,551,953	(5,810,993)	(127,013)	54,841	—	4,849,143	40,829,785
Invesco American Franchise Fund–Class R6(b)	5.65%	60,221,585	2,051,553	(11,338,081)	1,577,575	4,629,478	—	2,557,839	57,142,110
Invesco Comstock Fund–Class R6	6.90%	84,364,014	4,533,081	(18,766,389)	(7,609,522)	7,302,327	629,002	2,618,054	69,823,511
Invesco Diversified Dividend Fund–Class R6	11.51%	121,631,398	4,872,119	(6,079,918)	(5,778,130)	1,806,636	1,372,794	5,911,274	116,452,105
Invesco Equally-Weighted S&P 500 Fund–Class R6	8.41%	105,486,236	2,266,091	(24,204,275)	(4,193,038)	5,732,599	—	1,381,517	85,087,613
Invesco Long/Short Equity Fund–Class R6	2.94%	31,535,069	2,284,134	(2,747,639)	(1,608,900)	301,960	—	2,599,531	29,764,624
Invesco Russell Top 200 Pure Growth ETF	7.00%	73,486,341	2,542,082	(13,672,663)	3,091,015	5,360,521	228,762	1,393,337	70,807,296
Invesco S&P Midcap Low Volatility ETF	4.01%	42,310,633	1,173,909	(4,340,308)	677,904	756,565	367,582	863,193	40,578,703
Invesco S&P Smallcap Low Volatility ETF	2.96%	26,358,430	5,749,501	(3,619,092)	980,164	457,651	227,903	619,343	29,926,654
Invesco Small Cap Equity Fund–Class R6(b)	2.21%	23,705,536	627,750	(3,148,211)	445,202	710,610	—	1,255,106	22,340,887
Total Domestic Equity Funds		611,260,239	30,652,173	(93,727,569)	(12,544,743)	27,113,188	2,826,043		562,753,288

Fixed-Income Funds–13.08%
Invesco 1-30 Laddered Treasury ETF	2.53%	26,489,072	3,135,562	(3,180,110)	(912,536)	43,372	279,392	806,285	25,575,360
Invesco Core Plus Bond Fund–Class R6	5.29%	55,809,914	6,319,114	(6,314,523)	(2,305,016)	35,266	940,644	5,114,112	53,544,755
Invesco Emerging Markets Flexible Bond Fund–Class R6	1.00%	10,618,585	1,331,159	(781,655)	(1,116,836)	44,935	218,098	1,688,326	10,096,188
Invesco Quality Income Fund–Class R5	2.51%	26,564,905	2,545,899	(2,812,125)	(848,774)	(27,019)	530,715	2,189,740	25,422,886
Invesco Short Term Bond Fund–Class R6	1.75%	18,607,355	1,226,019	(1,923,898)	(223,785)	8,962	214,961	2,086,634	17,694,653
Total Fixed-Income Funds		138,089,831	14,557,753	(15,012,311)	(5,406,947)	105,516	2,183,810		132,333,842

Foreign Equity Funds–23.85%
Invesco Developing Markets Fund–Class R6	2.25%	24,006,917	3,168,006	(1,372,465)	(3,440,069)	363,563	—	696,261	22,725,952
Invesco FTSE RAFI Developed Markets ex- U.S. ETF	7.02%	66,139,492	13,061,377	(4,446,836)	(4,573,537)	814,265	1,250,633	1,651,425	70,994,761
Invesco International Companies Fund–Class R6	5.92%	50,677,563	13,917,654	(3,432,445)	(1,996,784)	759,012	—	5,031,486	59,925,000
Invesco International Growth Fund–Class R6	6.70%	71,920,377	2,595,185	(2,760,513)	(4,977,032)	990,077	—	1,954,097	67,768,094
Invesco Low Volatility Emerging Markets Fund–Class R6	1.96%	21,413,991	2,175,433	(1,388,256)	(2,619,125)	304,729	—	2,543,066	19,886,772
Total Foreign Equity Funds		234,158,340	34,917,655	(13,400,515)	(17,606,547)	3,231,646	1,250,633		241,300,579

Real Estate Funds–2.51%
Invesco Global Real Estate Income Fund–Class R6	2.51%	26,477,450	1,183,629	(1,998,841)	(344,017)	48,873	441,339	2,815,438	25,367,094

Money Market Funds–0.54%
Invesco Government & Agency Portfolio–Institutional Class, 1.80%(c)	0.12%	1,009,220	16,416,300	(16,176,715)	—	—	8,102	1,248,805	1,248,805
Invesco Liquid Assets Portfolio–Institutional Class, 2.02%(c)	0.09%	720,739	11,725,929	(11,554,935)	61	187	6,685	891,713	891,981
Invesco Treasury Portfolio–Institutional Class, 1.76%(c)	0.33%	1,153,394	19,860,746	(17,663,515)	—	—	11,923	3,350,625	3,350,625
Total Money Market Funds		2,883,353	48,002,975	(45,395,165)	61	187	26,710		5,491,411
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $846,542,847)	100.10%	$1,060,490,980	$131,580,352	$(173,777,576)	$(36,418,876)	$30,783,705	$6,728,535		$1,012,658,585
OTHER ASSETS LESS LIABILITIES	(0.10)%								(1,007,999)
NET ASSETS	100.00%								$1,011,650,586

Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Allocation Funds

Schedule of Investments—(continued)

June 30, 2018

(Unaudited)

Invesco Moderate Allocation Fund

Schedule of Investments in Affiliated Issuers–100.14%(a)

	% of Net Assets 06/30/18	Value 12/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/18	Value 06/30/18
Asset Allocation Funds–4.50%
Invesco Balanced-Risk Allocation Fund–Class R6(b)	4.50%	$35,029,402	$595,816	$(2,456,082)	$(164,381)	$23,005	$—	3,010,735	$33,027,760

Domestic Equity Funds–42.48%
Invesco All Cap Market Neutral Fund–Class R6(b)	3.00%	23,058,231	1,142,727	(2,123,960)	290,752	(344,805)	—	2,615,552	22,022,945
Invesco American Franchise Fund–Class R6(b)	4.24%	32,458,395	1,873,792	(6,559,610)	2,087,196	1,281,599	—	1,393,974	31,141,372
Invesco Comstock Fund–Class R6	4.99%	50,556,486	3,297,428	(17,106,491)	(2,027,015)	1,906,059	352,389	1,373,321	36,626,467
Invesco Diversified Dividend Fund–Class R6	10.04%	77,126,143	4,162,803	(5,157,975)	(2,428,879)	4,192	866,988	3,741,436	73,706,284
Invesco Equally-Weighted S&P 500 Fund–Class R6	6.25%	61,791,248	3,179,839	(20,023,467)	(3,830,645)	4,723,603	—	744,286	45,840,578
Invesco Long/Short Equity Fund–Class R6	1.95%	15,566,893	1,110,887	(1,816,300)	(813,992)	234,797	—	1,247,361	14,282,285
Invesco Russell Top 200 Pure Growth ETF	6.02%	45,931,791	2,494,483	(9,596,351)	2,577,811	2,780,883	143,381	869,538	44,188,617
Invesco S&P Midcap Low Volatility ETF	2.26%	17,228,971	494,668	(1,709,590)	472,714	113,455	151,604	353,121	16,600,218
Invesco S&P Smallcap Low Volatility ETF	1.74%	—	13,001,010	(999,621)	707,983	55,467	70,994	264,173	12,764,839
Invesco Small Cap Equity Fund–Class R6(b)	1.99%	15,481,355	143,099	(1,745,560)	504,988	232,623	—	821,152	14,616,505
Total Domestic Equity Funds		339,199,513	30,900,736	(66,838,925)	(2,459,087)	10,987,873	1,585,356		311,790,110

Fixed-Income Funds–34.10%
Invesco 1-30 Laddered Treasury ETF	3.53%	38,587,101	2,900,492	(14,166,032)	(1,789,411)	374,462	367,883	816,728	25,906,612
Invesco Core Plus Bond Fund–Class R6	10.29%	79,456,842	5,789,622	(6,469,797)	(3,096,904)	(133,968)	1,334,281	7,215,453	75,545,795
Invesco Emerging Markets Flexible Bond Fund–Class R6	1.91%	23,229,597	1,011,755	(8,353,001)	956,425	(2,802,279)	395,855	2,348,244	14,042,497
Invesco Emerging Markets Sovereign Debt ETF	1.22%	—	9,304,815	—	(338,111)	—	73,201	338,111	8,966,704
Invesco Floating Rate Fund–Class R6	2.01%	17,403,695	1,064,598	(3,663,124)	(20,558)	(11,355)	380,361	1,959,318	14,773,256
Invesco High Yield Fund–Class R6	2.77%	23,353,929	1,428,313	(3,773,217)	(691,828)	(21,398)	600,532	5,011,308	20,295,799
Invesco Quality Income Fund–Class R5	6.32%	46,492,741	5,617,050	(4,190,678)	(1,359,154)	(175,261)	944,685	3,995,237	46,384,698
Invesco Short Duration Inflation Protected Fund–Class R6	3.28%	19,385,026	6,444,084	(1,633,937)	(102,030)	(10,855)	233,813	2,338,086	24,082,288
Invesco Short Term Bond Fund–Class R6	2.77%	15,507,454	6,411,843	(1,434,206)	(184,346)	(7,677)	201,915	2,393,050	20,293,068
Total Fixed-Income Funds		263,416,385	39,972,572	(43,683,992)	(6,625,917)	(2,788,331)	4,532,526		250,290,717

Foreign Equity Funds–16.04%
Invesco Developing Markets Fund–Class R6	0.92%	11,740,198	240,130	(4,077,804)	(1,857,165)	727,881	—	207,513	6,773,240
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	5.35%	36,979,026	8,040,348	(3,577,228)	(2,718,852)	546,437	707,264	913,462	39,269,731
Invesco International Companies Fund–Class R6	4.00%	23,619,554	8,131,260	(1,869,153)	(877,359)	316,546	—	2,461,868	29,320,848
Invesco International Growth Fund–Class R6	4.85%	34,940,947	4,495,055	(1,846,207)	(2,384,166)	360,561	—	1,025,553	35,566,190
Invesco Low Volatility Emerging Markets Fund–Class R6	0.92%	9,959,025	146,534	(2,543,718)	(1,277,338)	442,886	—	860,280	6,727,389
Total Foreign Equity Funds		117,238,750	21,053,327	(13,914,110)	(9,114,880)	2,394,311	707,264		117,657,398

Real Estate Funds–2.51%
Invesco Global Real Estate Income Fund–Class R6	2.51%	19,307,677	825,906	(1,489,247)	(193,262)	(13,391)	321,039	2,046,358	18,437,683

Money Market Funds–0.51%
Invesco Government & Agency Portfolio–Institutional Class, 1.80%(c)	0.23%	846,392	12,818,717	(11,982,414)	—	—	6,874	1,682,695	1,682,695
Invesco Liquid Assets Portfolio–Institutional Class, 2.02%(c)	0.17%	604,539	9,156,227	(8,558,868)	125	131	5,550	1,201,793	1,202,154
Invesco Treasury Portfolio–Institutional Class, 1.76%(c)	0.11%	967,306	13,500,855	(13,645,098)	—	—	6,652	823,063	823,063
Total Money Market Funds		2,418,237	35,475,799	(34,186,380)	125	131	19,076		3,707,912
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $619,249,070)	100.14%	$776,609,964	$128,824,156	$(162,568,736)	$(18,557,402)	$10,603,598	$7,165,261		$734,911,580
OTHER ASSETS LESS LIABILITIES	(0.14)%								(1,015,437)
NET ASSETS	100.00%								$733,896,143

Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Allocation Funds

Portfolio Composition

June 30, 2018

(Unaudited)

Invesco Conservative Allocation Fund

Fund Type	% of Total Investments As of 06/30/18*
Fixed Income Funds	59.6%
Equities Funds	29.8
Alternatives Funds	10.0
Money Market Funds	0.6

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

Invesco Growth Allocation Fund

Fund Type	% of Total Investments As of 06/30/18*
Equities Funds	79.4%
Fixed Income Funds	13.1
Alternatives Funds	7.0
Money Market Funds	0.5

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

Invesco Moderate Allocation Fund

Fund Type	% of Total Investments As of 06/30/18*
Equities Funds	58.4%
Fixed Income Funds	34.1
Alternatives Funds	7.0
Money Market Funds	0.5

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Allocation Funds

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

	Invesco Conservative Allocation Fund	Invesco Growth Allocation Fund	Invesco Moderate Allocation Fund
Assets:
Investments in affiliated underlying funds, at value	$303,672,025	$1,012,658,585	$734,911,580
Receivable for:
Investments sold — affiliated underlying funds	352,135	—	—
Fund shares sold	15,799	247,642	283,999
Dividends from affiliated underlying funds	1,451	5,211	3,278
Investment for trustee deferred compensation and retirement plans	93,004	211,371	151,292
Other assets	60,764	64,967	64,597
Total assets	304,195,178	1,013,187,776	735,414,746

Liabilities:
Payable for:
Investments purchased — affiliated underlying funds	728,027	—	—
Fund shares reacquired	119,603	558,761	791,400
Dividends	57,983	—	66,720
Accrued fees to affiliates	158,411	623,736	406,574
Accrued trustees’ and officer’s fees and benefits	4,458	6,218	6,308
Accrued operating expenses	47,202	117,235	80,854
Trustee deferred compensation and retirement plans	102,237	231,240	166,747
Total liabilities	1,217,921	1,537,190	1,518,603
Net assets applicable to shares outstanding	$302,977,257	$1,011,650,586	$733,896,143

Net assets consist of:
Shares of beneficial interest	$278,223,397	$832,975,534	$601,586,936
Undistributed net investment income	491,051	7,631,582	1,785,028
Undistributed net realized gain (loss)	(4,062,351)	4,927,732	14,861,669
Net unrealized appreciation	28,325,160	166,115,738	115,662,510
	$302,977,257	$1,011,650,586	$733,896,143

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Allocation Funds

Statement of Assets and Liabilities—(continued)

June 30, 2018

(Unaudited)

	Invesco Conservative Allocation Fund	Invesco Growth Allocation Fund	Invesco Moderate Allocation Fund
Net Assets:
Class A	$223,712,010	$818,662,819	$559,793,951
Class C	$63,559,731	$138,266,441	$123,242,982
Class R	$7,959,192	$22,011,332	$15,434,534
Class S	$2,039,596	$23,703,009	$27,398,837
Class Y	$5,685,766	$8,970,180	$8,000,705
Class R5	$10,878	$25,932	$14,750
Class R6	$10,084	$10,873	$10,384

Shares outstanding, no par value, unlimited number of shares authorized:
Class A	19,604,356	51,088,365	41,575,244
Class C	5,626,800	8,735,963	9,224,350
Class R	700,111	1,378,500	1,148,829
Class S	178,513	1,480,013	2,035,792
Class Y	498,746	560,338	593,467
Class R5	949	1,609	1,091
Class R6	880	675	768
Class A:
Net asset value per share	$11.41	$16.02	$13.46
Maximum offering price per share (Net asset value of ÷ 94.50%)	$12.07	$16.95	$14.24
Maximum offering price per share
Class C:
Net asset value and offering price per share	$11.30	$15.83	$13.36
Class R:
Net asset value and offering price per share	$11.37	$15.97	$13.44
Class S:
Net asset value and offering price per share	$11.43	$16.02	$13.46
Class Y:
Net asset value and offering price per share	$11.40	$16.01	$13.48
Class R5:
Net asset value and offering price per share	$11.46	$16.12	$13.52
Class R6:
Net asset value and offering price per share	$11.46	$16.11	$13.52
Cost of Investments in affiliated underlying funds	$275,346,865	$846,542,847	$619,249,070

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Allocation Funds

Statement of Operations

For the six months ended June 30, 2018

(Unaudited)

	Invesco Conservative Allocation Fund	Invesco Growth Allocation Fund	Invesco Moderate Allocation Fund
Investment income:
Dividends from affiliated underlying funds	$4,104,001	$6,728,535	$7,165,261

Expenses:
Administrative services fees	51,030	136,811	101,756
Custodian fees	2,994	4,849	4,535
Distribution fees:
Class A	284,734	1,042,146	714,944
Class B	2,080	10,755	5,180
Class C	334,034	711,242	639,028
Class R	20,059	54,112	38,656
Class S	1,547	18,291	21,174
Transfer agent fees — A, B, C, R, S and Y	217,514	955,757	545,997
Transfer agent fees — R5	5	13	7
Transfer agent fees — R6	5	5	5
Trustees’ and officers’ fees and benefits	12,596	17,297	16,103
Registration and filing fees	59,502	58,648	65,488
Reports to shareholders	16,212	58,885	34,328
Professional services fees	11,420	19,917	20,938
Other	6,887	9,937	10,637
Total expenses	1,020,619	3,098,665	2,218,776
Less: Expense offset arrangement(s)	(3,691)	(15,634)	(9,205)
Net expenses	1,016,928	3,083,031	2,209,571
Net investment income	3,087,073	3,645,504	4,955,690

Realized and unrealized gain (loss) from:
Net realized gain (loss) from affiliated underlying fund shares	(1,213,803)	30,783,705	10,603,598
Change in net unrealized appreciation (depreciation) of affiliated underlying fund shares	(4,938,514)	(36,418,876)	(18,557,402)
Net gain (loss) from affiliated underlying funds	(6,152,317)	(5,635,171)	(7,953,804)
Net increase (decrease) in net assets resulting from operations	$(3,065,244)	$(1,989,667)	$(2,998,114)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Allocation Funds

Statement of Changes in Net Assets

For the six months ended June 30, 2018 and the year ended December 31, 2017

(Unaudited)

	Invesco Conservative Allocation Fund		Invesco Growth Allocation Fund		Invesco Moderate Allocation Fund
	June 30, 2018	December 31, 2017	June 30, 2018	December 31, 2017	June 30, 2018	December 31, 2017
Operations:
Net investment income	$3,087,073	$6,351,721	$3,645,504	$12,529,333	$4,955,690	$12,336,105
Net realized gain (loss)	(1,213,803)	9,525,013	30,783,705	94,166,768	10,603,598	41,194,678
Change in net unrealized appreciation (depreciation)	(4,938,514)	8,279,823	(36,418,876)	44,426,641	(18,557,402)	37,362,860
Net increase (decrease) in net assets resulting from operations	(3,065,244)	24,156,557	(1,989,667)	151,122,742	(2,998,114)	90,893,643

Distributions to shareholders from net investment income:
Class A	(2,205,286)	(6,813,601)	—	(15,251,774)	(4,377,103)	(14,295,237)
Class B	—	(81,982)	—	(162,601)	—	(178,620)
Class C	(390,106)	(1,493,727)	—	(1,555,975)	(497,206)	(2,244,570)
Class R	(67,633)	(223,464)	—	(334,496)	(100,015)	(343,299)
Class S	(20,999)	(64,100)	—	(482,793)	(228,448)	(739,459)
Class Y	(66,717)	(184,838)	—	(214,627)	(72,062)	(198,793)
Class R5	(123)	(378)	—	(542)	(136)	(411)
Class R6	(114)	(271)	—	(237)	(96)	(232)
Total distributions from net investment income	(2,750,978)	(8,862,361)	—	(18,003,045)	(5,275,066)	(18,000,621)

Distributions to shareholders from net realized gains:
Class A	—	(616,738)	—	—	—	(8,186,572)
Class B	—	(7,970)	—	—	—	(112,314)
Class C	—	(185,169)	—	—	—	(1,867,240)
Class R	—	(21,875)	—	—	—	(217,185)
Class S	—	(5,572)	—	—	—	(410,294)
Class Y	—	(16,377)	—	—	—	(110,330)
Class R5	—	(30)	—	—	—	(213)
Class R6	—	(27)	—	—	—	(150)
Total distributions from net realized gains	—	(853,758)	—	—	—	(10,904,298)

Share transactions–net:
Class A	(5,962,059)	(16,055,601)	(24,246,535)	(53,062,590)	(18,393,966)	(42,574,193)
Class B	(2,801,615)	(4,195,409)	(14,722,590)	(20,701,283)	(7,059,605)	(11,819,646)
Class C	(5,001,969)	(4,156,896)	(8,260,279)	(15,372,696)	(7,740,093)	(8,245,023)
Class R	(253,386)	(1,568,320)	468,588	(3,669,956)	(8,469)	(2,956,978)
Class S	(27,621)	(151,218)	(1,638,601)	(1,121,880)	(1,436,556)	(570,720)
Class Y	(424,851)	1,244,809	(1,574,012)	2,688,313	209,839	1,748,662
Class R5	—	(3,875)	846	10,970	—	—
Class R6	—	10,033	—	10,000	—	10,000
Net increase (decrease) in net assets resulting from share transactions	(14,471,501)	(24,876,477)	(49,972,583)	(91,219,122)	(34,428,850)	(64,407,898)
Net increase (decrease) in net assets	(20,287,723)	(10,436,039)	(51,962,250)	41,900,575	(42,702,030)	(2,419,174)

Net assets:
Beginning of period	323,264,980	333,701,019	1,063,612,836	1,021,712,261	776,598,173	779,017,347
End of period*	$302,977,257	$323,264,980	$1,011,650,586	$1,063,612,836	$733,896,143	$776,598,173
* Includes accumulated undistributed net investment income	$491,051	$154,956	$7,631,582	$3,986,078	$1,785,028	$2,104,404

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Allocation Funds

Notes to Financial Statements

June 30, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Growth Series (Invesco Growth Series) (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. The Funds covered in this report, each a series portfolio of the Trust, are Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund and Invesco Moderate Allocation Fund (collectively, the “Funds”). Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The investment objectives of the Funds are: total return consistent with a lower level of risk relative to the broad stock market for Invesco Conservative Allocation Fund, long-term growth of capital consistent with a higher level of risk relative to the broad stock market for Invesco Growth Allocation Fund, and total return consistent with a moderate level of risk relative to the broad stock market for Invesco Moderate Allocation Fund.

Each Fund is a “fund of funds,” in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (“Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”), formerly Invesco PowerShares Capital Management LLC, an affiliate of Invesco. Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change each Fund’s asset class allocations, the underlying funds or target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

Each Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares were permitted to continue to reinvest dividends and capital gains distributions in Class B shares until their conversion to Class A shares. Also, shareholders in Class B shares were able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they converted to Class A shares. Generally, Class B shares automatically converted to Class A shares on or about the month-end, which was at least eight years after the date of purchase. Redemptions of Class B shares prior to the conversion date were subject to a CDSC. Effective January 26, 2018, all of the Fund’s outstanding Class B shares were converted to Class A shares, in advance of their normally scheduled conversion. No CDSC was paid in connection with this early conversion.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

17                         Invesco Allocation Funds

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Funds allocate income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions — Invesco Conservative Allocation Fund and Invesco Moderate Allocation Fund generally declare and pay dividends from net investment income, if any, quarterly. Invesco Growth Allocation Fund generally declares and pays dividends from net investment income, if any, annually. Distributions from net realized capital gains, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Funds may elect to treat a portion of the proceeds from redemptions as distributions for federal tax purposes.

D.

Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.

Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Funds and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within Note 10.

Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including

18                         Invesco Allocation Funds

estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Funds do not pay an advisory fee. However, each Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Invesco has contractually agreed, through June 30, 2019, to reimburse expenses to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares for each Fund as shown in the following table (the “expense limits”):

	Class A	Class C	Class R	Class S	Class Y	Class R5	Class R6
Invesco Conservative Allocation Fund	1.50%	2.25%	1.75%	1.40%	1.25%	1.25%	1.25%
Invesco Growth Allocation Fund	2.00%	2.75%	2.25%	1.90%	1.75%	1.75%	1.75%
Invesco Moderate Allocation Fund	1.50%	2.25%	1.75%	1.40%	1.25%	1.25%	1.25%

Prior to their conversion to Class A shares, the expense limit for Class B shares for Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund and Invesco Moderate Allocation Fund were 2.25%, 2.75% and 2.25%, respectively, of average daily net assets. In determining Invesco’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of a Fund directly, but are fees and expenses, including management fees of the investment companies in which a Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended June 30, 2018, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to each Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares of each Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund’s Class A, Class C, Class R and Class S shares (collectively, the “Plans”). Each Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. Prior to their conversion to Class A shares, the Fund paid an annual rate of 1.00% of the average daily net assets of Class B shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of Class A, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund. For the six months ended June 30, 2018, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Funds. Front-end sales commissions are deducted from proceeds from the sales of each Fund’s shares prior to investment in Class A shares of the Funds. CDSC are deducted from

19                         Invesco Allocation Funds

redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2018, IDI advised the Funds that IDI retained the following in front-end sales commissions from the sale of Class A shares and received the following in CDSC imposed on redemptions by shareholders:

	Front End Sales Charges	Contingent Deferred Sales Charges
	Class A	Class A	Class C
Invesco Conservative Allocation Fund	$21,125	$84	$5,008
Invesco Growth Allocation Fund	106,480	924	6,603
Invesco Moderate Allocation Fund	57,141	3,880	2,572

The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2018, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended June 30, 2018, there were no material transfers between valuation levels.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2018, the Funds received credits from these arrangements, which resulted in the reduction of the Funds’ total expenses of:

Transfer Agent Credits
Invesco Conservative Allocation Fund	$3,691
Invesco Growth Allocation Fund	15,634
Invesco Moderate Allocation Fund	9,205

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily carry a negative or overdrawn balance in their account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

20                         Invesco Allocation Funds

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds have a capital loss carryforward as of December 31, 2017 which expires as follows:

	Invesco Conservative Allocation Fund			Invesco Growth Allocation Fund			Invesco Moderate Allocation Fund
Expiration*	Short-Term	Long-Term	Total	Short-Term	Long-Term	Total	Short-Term	Long-Term	Total
December 31, 2018	$—	$—	$—	$21,842,251	$—	$21,842,251	$—	$—	$—

*

Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	For the six months ended June 30, 2018*		At June 30, 2018
			Federal Tax Cost**	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
	Purchases	Sales
Invesco Conservative Allocation Fund	$54,602,260	$68,913,342	$282,086,405	$24,004,865	$(2,419,245)	$21,585,620
Invesco Growth Allocation Fund	83,577,377	128,382,411	850,556,570	174,435,739	(12,333,724)	162,102,015
Invesco Moderate Allocation Fund	93,348,357	128,382,356	629,078,396	117,244,541	(11,411,357)	105,833,184

*	Excludes U.S. Treasury obligations and money market funds, if any.
**	Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

21                         Invesco Allocation Funds

NOTE 9—Share Information

Invesco Conservative Allocation Fund

	Summary of Share Activity
	Six months ended June 30, 2018(a)		Year ended December 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	1,256,333	$14,555,531	2,179,778	$25,092,721
Class B(b)	—	—	15,208	173,553
Class C	433,217	4,948,716	1,253,506	14,281,371
Class R	83,029	953,979	186,815	2,141,638
Class S	3,788	44,334	2,635	30,266
Class Y	103,165	1,198,852	291,419	3,353,162
Class R5	—	—	22	250
Class R6(c)	—	—	880	10,033

Issued as reinvestment of dividends:
Class A	183,826	2,099,206	609,040	7,024,869
Class B(b)	—	—	7,585	86,373
Class C	33,567	379,641	141,484	1,617,806
Class R	5,666	64,483	20,510	235,766
Class S	1,836	20,999	6,031	69,672
Class Y	5,447	62,156	15,496	178,615
Class R5	—	—	2	23

Conversion of Class B shares to Class A shares:(d)
Class A	137,699	1,619,337	284,495	3,279,133
Class B	(136,538)	(1,619,337)	(288,185)	(3,279,133)

Reacquired:
Class A	(2,097,965)	(24,236,133)	(4,476,262)	(51,452,324)
Class B(b)	(102,842)	(1,182,278)	(103,798)	(1,176,202)
Class C	(904,694)	(10,330,326)	(1,765,953)	(20,056,073)
Class R	(110,175)	(1,271,848)	(345,437)	(3,945,724)
Class S	(7,993)	(92,954)	(21,792)	(251,156)
Class Y	(146,329)	(1,685,859)	(199,105)	(2,286,968)
Class R5	—	—	(363)	(4,148)
Net increase (decrease) in share activity	(1,258,963)	$(14,471,501)	(2,185,989)	$(24,876,477)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 32% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Class B shares activity for the period January 1, 2018 through January 26, 2018 (date of conversion).
(c)	Commencement date of April 4, 2017.
(d)	Effective as of the close of business January 26, 2018, all outstanding Class B shares were converted to Class A shares.

22                         Invesco Allocation Funds

NOTE 9—Share Information—(continued)

Invesco Growth Allocation Fund

	Summary of Share Activity
	Six months ended June 30, 2018(a)		Year ended December 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	2,860,667	$46,743,890	4,214,782	$64,040,057
Class B(b)	1,740	28,065	23,847	355,086
Class C	629,278	10,040,864	1,226,581	18,431,307
Class R	132,700	2,131,722	272,557	4,160,187
Class S	20,699	332,836	49,660	751,344
Class Y	187,960	3,013,390	459,315	7,027,896
Class R5	52	846	670	10,734
Class R6(c)	—	—	675	10,000

Issued as reinvestment of dividends:
Class A	—	—	930,917	14,866,743
Class B(b)	—	—	10,094	159,790
Class C	—	—	96,099	1,522,208
Class R	—	—	20,973	334,305
Class S	—	—	30,250	482,793
Class Y	—	—	11,305	180,205
Class R5	—	—	15	236

Conversion of Class B shares to Class A shares:(d)
Class A	202,461	3,357,376	1,154,352	17,559,742
Class B	(199,251)	(3,357,376)	(1,168,876)	(17,559,742)

Reacquired:
Class A	(4,605,204)	(74,347,801)	(9,865,302)	(149,529,132)
Class B(b)	(686,147)	(11,393,279)	(246,204)	(3,656,417)
Class C	(1,145,684)	(18,301,143)	(2,365,053)	(35,326,211)
Class R	(102,852)	(1,663,134)	(534,143)	(8,164,448)
Class S	(122,167)	(1,971,437)	(153,598)	(2,356,017)
Class Y	(287,013)	(4,587,402)	(295,067)	(4,519,788)
Net increase (decrease) in share activity	(3,112,761)	$(49,972,583)	(6,126,151)	$(91,219,122)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 25% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Class B shares activity for the period January 1, 2018 through January 26, 2018 (date of conversion).
(c)	Commencement date of April 4, 2017.
(d)	Effective as of the close of business January 26, 2018, all outstanding Class B shares were converted to Class A shares.

23                         Invesco Allocation Funds

NOTE 9—Share Information—(continued)

Invesco Moderate Allocation Fund

	Summary of Share Activity
	Six months ended June 30, 2018(a)		Year ended December 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	2,156,349	$29,602,648	3,631,868	$48,078,342
Class B(b)	1,039	14,525	29,659	388,458
Class C	612,247	8,268,878	1,498,393	19,664,675
Class R	128,329	1,737,654	259,588	3,452,345
Class S	24,989	339,543	70,027	927,197
Class Y	145,988	1,990,617	429,256	5,701,208
Class R6(c)	—	—	768	10,000

Issued as reinvestment of dividends:
Class A	315,467	4,236,720	1,620,023	21,747,928
Class B(b)	—	—	21,278	283,179
Class C	36,367	484,768	298,107	3,979,995
Class R	7,431	99,578	41,534	556,777
Class S	17,004	228,364	85,655	1,149,123
Class Y	4,746	63,833	18,804	252,908

Conversion of Class B shares to Class A shares:(d)
Class A	166,615	2,323,648	725,301	9,633,260
Class B	(164,564)	(2,323,648)	(730,914)	(9,633,260)

Reacquired:
Class A	(4,008,793)	(54,556,982)	(9,237,606)	(122,033,723)
Class B(b)	(340,838)	(4,750,482)	(220,018)	(2,858,023)
Class C	(1,222,975)	(16,493,739)	(2,435,831)	(31,889,693)
Class R	(136,204)	(1,845,701)	(529,159)	(6,966,100)
Class S	(146,861)	(2,004,463)	(198,587)	(2,647,040)
Class Y	(135,294)	(1,844,611)	(315,755)	(4,205,454)
Net increase (decrease) in share activity	(2,538,958)	$(34,428,850)	(4,937,609)	$(64,407,898)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 22% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Class B shares activity for the period January 1, 2018 through January 26, 2018 (date of conversion).
(c)	Commencement date of April 4, 2017.
(d)	Effective as of the close of business January 26, 2018, all outstanding Class B shares were converted to Class A shares.

24                         Invesco Allocation Funds

NOTE 10—Financial Highlights

The following schedules present financial highlights for a share of each Fund outstanding throughout the periods indicated.

Invesco Conservative Allocation Fund

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/18	$11.63	$0.12	$(0.23)	$(0.11)	$(0.11)	$—	$(0.11)	$11.41	(0.93)%	$223,712	0.49	%(e)	0.49	%(e)	2.15	%(e)	17%
Year ended 12/31/17	11.13	0.24	0.63	0.87	(0.34)	(0.03)	(0.37)	11.63	7.87	233,998	0.53		0.53		2.11		11
Year ended 12/31/16	10.70	0.23	0.47	0.70	(0.22)	(0.05)	(0.27)	11.13	6.63	239,626	0.50		0.50		2.16		45
Year ended 12/31/15	11.34	0.26	(0.60)	(0.34)	(0.30)	—	(0.30)	10.70	(3.07)	246,518	0.51		0.51		2.24		12
Year ended 12/31/14	11.08	0.27	0.28	0.55	(0.29)	—	(0.29)	11.34	5.01	256,587	0.50		0.50		2.40		7
Year ended 12/31/13	10.70	0.23	0.37	0.60	(0.22)	—	(0.22)	11.08	5.58	243,852	0.50		0.50		2.06		20
Class B
Six months ended 06/30/18(f)	11.49	0.01	0.21	0.22	(0.00)	—	(0.00)	11.71	1.91	—	1.24	(e)	1.24	(e)	1.40	(e)	17
Year ended 12/31/17	11.00	0.15	0.62	0.77	(0.25)	(0.03)	(0.28)	11.49	7.02	2,750	1.28		1.28		1.36		11
Year ended 12/31/16	10.57	0.15	0.47	0.62	(0.14)	(0.05)	(0.19)	11.00	5.88	6,692	1.25		1.25		1.41		45
Year ended 12/31/15	11.21	0.17	(0.60)	(0.43)	(0.21)	—	(0.21)	10.57	(3.87)	10,945	1.26		1.26		1.49		12
Year ended 12/31/14	10.94	0.19	0.28	0.47	(0.20)	—	(0.20)	11.21	4.34	17,243	1.25		1.25		1.65		7
Year ended 12/31/13	10.60	0.14	0.37	0.51	(0.17)	—	(0.17)	10.94	4.83	22,965	1.25		1.25		1.31		20
Class C
Six months ended 06/30/18	11.51	0.08	(0.22)	(0.14)	(0.07)	—	(0.07)	11.30	(1.23)	63,560	1.24	(e)	1.24	(e)	1.40	(e)	17
Year ended 12/31/17	11.02	0.16	0.61	0.77	(0.25)	(0.03)	(0.28)	11.51	7.02	69,800	1.28		1.28		1.36		11
Year ended 12/31/16	10.59	0.15	0.47	0.62	(0.14)	(0.05)	(0.19)	11.02	5.88	70,906	1.25		1.25		1.41		45
Year ended 12/31/15	11.23	0.17	(0.60)	(0.43)	(0.21)	—	(0.21)	10.59	(3.86)	73,617	1.26		1.26		1.49		12
Year ended 12/31/14	10.96	0.19	0.28	0.47	(0.20)	—	(0.20)	11.23	4.34	77,159	1.25		1.25		1.65		7
Year ended 12/31/13	10.63	0.14	0.36	0.50	(0.17)	—	(0.17)	10.96	4.73	68,657	1.25		1.25		1.31		20
Class R
Six months ended 06/30/18	11.58	0.11	(0.22)	(0.11)	(0.10)	—	(0.10)	11.37	(0.97)	7,959	0.74	(e)	0.74	(e)	1.90	(e)	17
Year ended 12/31/17	11.09	0.21	0.62	0.83	(0.31)	(0.03)	(0.34)	11.58	7.52	8,359	0.78		0.78		1.86		11
Year ended 12/31/16	10.66	0.21	0.47	0.68	(0.20)	(0.05)	(0.25)	11.09	6.38	9,534	0.75		0.75		1.91		45
Year ended 12/31/15	11.30	0.23	(0.60)	(0.37)	(0.27)	—	(0.27)	10.66	(3.34)	10,448	0.76		0.76		1.99		12
Year ended 12/31/14	11.04	0.24	0.28	0.52	(0.26)	—	(0.26)	11.30	4.75	10,211	0.75		0.75		2.15		7
Year ended 12/31/13	10.67	0.20	0.37	0.57	(0.20)	—	(0.20)	11.04	5.36	9,453	0.75		0.75		1.81		20
Class S
Six months ended 06/30/18	11.64	0.13	(0.22)	(0.09)	(0.12)	—	(0.12)	11.43	(0.79)	2,040	0.39	(e)	0.39	(e)	2.25	(e)	17
Year ended 12/31/17	11.14	0.26	0.62	0.88	(0.35)	(0.03)	(0.38)	11.64	7.97	2,106	0.43		0.43		2.21		11
Year ended 12/31/16	10.71	0.25	0.46	0.71	(0.23)	(0.05)	(0.28)	11.14	6.73	2,162	0.40		0.40		2.26		45
Year ended 12/31/15	11.36	0.26	(0.60)	(0.34)	(0.31)	—	(0.31)	10.71	(3.05)	2,226	0.41		0.41		2.34		12
Year ended 12/31/14	11.09	0.29	0.28	0.57	(0.30)	—	(0.30)	11.36	5.20	2,525	0.40		0.40		2.50		7
Year ended 12/31/13	10.70	0.24	0.37	0.61	(0.22)	—	(0.22)	11.09	5.73	2,863	0.40		0.40		2.16		20
Class Y
Six months ended 06/30/18	11.62	0.14	(0.23)	(0.09)	(0.13)	—	(0.13)	11.40	(0.81)	5,686	0.24	(e)	0.24	(e)	2.40	(e)	17
Year ended 12/31/17	11.12	0.27	0.63	0.90	(0.37)	(0.03)	(0.40)	11.62	8.15	6,232	0.28		0.28		2.36		11
Year ended 12/31/16	10.69	0.26	0.47	0.73	(0.25)	(0.05)	(0.30)	11.12	6.90	4,767	0.25		0.25		2.41		45
Year ended 12/31/15	11.33	0.28	(0.60)	(0.32)	(0.32)	—	(0.32)	10.69	(2.83)	4,498	0.26		0.26		2.49		12
Year ended 12/31/14	11.07	0.30	0.28	0.58	(0.32)	—	(0.32)	11.33	5.28	3,871	0.25		0.25		2.65		7
Year ended 12/31/13	10.67	0.25	0.38	0.63	(0.23)	—	(0.23)	11.07	5.91	3,751	0.25		0.25		2.31		20
Class R5
Six months ended 06/30/18	11.68	0.14	(0.23)	(0.09)	(0.13)	—	(0.13)	11.46	(0.77)	11	0.20	(e)	0.20	(e)	2.44	(e)	17
Year ended 12/31/17	11.18	0.28	0.62	0.90	(0.37)	(0.03)	(0.40)	11.68	8.16	11	0.24		0.24		2.40		11
Year ended 12/31/16	10.74	0.27	0.48	0.75	(0.26)	(0.05)	(0.31)	11.18	7.03	14	0.20		0.20		2.46		45
Year ended 12/31/15	11.40	0.29	(0.62)	(0.33)	(0.33)	—	(0.33)	10.74	(2.92)	13	0.20		0.20		2.55		12
Year ended 12/31/14	11.13	0.31	0.29	0.60	(0.33)	—	(0.33)	11.40	5.41	27	0.21		0.21		2.69		7
Year ended 12/31/13	10.73	0.26	0.37	0.63	(0.23)	—	(0.23)	11.13	5.92	47	0.20		0.20		2.36		20
Class R6
Six months ended 06/30/18	11.67	0.14	(0.22)	(0.08)	(0.13)	—	(0.13)	11.46	(0.69)	10	0.20	(e)	0.20	(e)	2.44	(e)	17
Year ended 12/31/17(g)	11.40	0.21	0.40	0.61	(0.31)	(0.03)	(0.34)	11.67	5.38	10	0.24	(h)	0.24	(h)	2.40	(h)	11

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds 0.53%, 0.53%, 0.55%, 0.63%, 0.63% and 0.60% for the six months ended June 30, 2018, and for the years ended December 31, 2017, December 31, 2016, December 31, 2015, December 31, 2014 and December 31, 2013, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

Ratios are annualized and based on average daily net assets (000’s omitted) of $229,673, $2,738, $67,360, $8,090, $2,080, $6,219, $11 and $10 for Class A, Class B, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares, respectively.

(f)	Reflects activity for the period January 1, 2018 through January 26, 2018 (date of conversion).
(g)	Commencement date April 4, 2017.
(h)	Annualized.

25                         Invesco Allocation Funds

NOTE 10—Financial Highlights—(continued)

Invesco Growth Allocation Fund

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/18	$16.05	$0.06	$(0.09)	$(0.03)	$—	$16.02	(0.19)%	$818,663	0.49	%(e)	0.49	%(e)	0.81	%(e)	8%
Year ended 12/31/17	14.12	0.20	2.02	2.22	(0.29)	16.05	15.77	844,780	0.55		0.55		1.32		14
Year ended 12/31/16	13.09	0.16	1.03	1.19	(0.16)	14.12	9.08	793,403	0.54		0.54		1.21		52
Year ended 12/31/15	13.95	0.16	(0.81)	(0.65)	(0.21)	13.09	(4.68)	787,598	0.53		0.53		1.15		15
Year ended 12/31/14	13.61	0.18	0.41	0.59	(0.25)	13.95	4.35	850,812	0.54		0.54		1.27		18
Year ended 12/31/13	11.98	0.14	1.70	1.84	(0.21)	13.61	15.37	827,241	0.51		0.51		1.03		39
Class B
Six months ended 06/30/18(f)	15.90	0.00	0.78	0.78	—	16.68	4.91	—	1.24	(e)	1.24	(e)	0.06	(e)	8
Year ended 12/31/17	13.99	0.09	1.99	2.08	(0.17)	15.90	14.87	14,052	1.30		1.30		0.57		14
Year ended 12/31/16	12.96	0.06	1.02	1.08	(0.05)	13.99	8.31	31,675	1.29		1.29		0.46		52
Year ended 12/31/15	13.80	0.06	(0.80)	(0.74)	(0.10)	12.96	(5.40)	54,641	1.28		1.28		0.40		15
Year ended 12/31/14	13.46	0.07	0.41	0.48	(0.14)	13.80	3.56	91,798	1.29		1.29		0.52		18
Year ended 12/31/13	11.87	0.04	1.67	1.71	(0.12)	13.46	14.41	122,521	1.26		1.26		0.28		39
Class C
Six months ended 06/30/18	15.91	0.00	(0.08)	(0.08)	—	15.83	(0.50)	138,266	1.24	(e)	1.24	(e)	0.06	(e)	8
Year ended 12/31/17	14.00	0.09	1.99	2.08	(0.17)	15.91	14.86	147,229	1.30		1.30		0.57		14
Year ended 12/31/16	12.97	0.06	1.02	1.08	(0.05)	14.00	8.30	144,077	1.29		1.29		0.46		52
Year ended 12/31/15	13.81	0.06	(0.80)	(0.74)	(0.10)	12.97	(5.40)	149,087	1.28		1.28		0.40		15
Year ended 12/31/14	13.47	0.07	0.41	0.48	(0.14)	13.81	3.56	168,737	1.29		1.29		0.52		18
Year ended 12/31/13	11.87	0.04	1.68	1.72	(0.12)	13.47	14.50	165,853	1.26		1.26		0.28		39
Class R
Six months ended 06/30/18	16.01	0.04	(0.08)	(0.04)	—	15.97	(0.25)	22,011	0.74	(e)	0.74	(e)	0.56	(e)	8
Year ended 12/31/17	14.09	0.16	2.01	2.17	(0.25)	16.01	15.43	21,598	0.80		0.80		1.07		14
Year ended 12/31/16	13.06	0.13	1.02	1.15	(0.12)	14.09	8.82	22,386	0.79		0.79		0.96		52
Year ended 12/31/15	13.91	0.12	(0.80)	(0.68)	(0.17)	13.06	(4.89)	24,382	0.78		0.78		0.90		15
Year ended 12/31/14	13.57	0.14	0.41	0.55	(0.21)	13.91	4.09	25,309	0.79		0.79		1.02		18
Year ended 12/31/13	11.95	0.10	1.70	1.80	(0.18)	13.57	15.08	25,394	0.76		0.76		0.78		39
Class S
Six months ended 06/30/18	16.03	0.07	(0.08)	(0.01)	—	16.02	(0.06)	23,703	0.39	(e)	0.39	(e)	0.91	(e)	8
Year ended 12/31/17	14.10	0.22	2.02	2.24	(0.31)	16.03	15.90	25,358	0.45		0.45		1.42		14
Year ended 12/31/16	13.08	0.18	1.01	1.19	(0.17)	14.10	9.12	23,344	0.44		0.44		1.31		52
Year ended 12/31/15	13.93	0.17	(0.80)	(0.63)	(0.22)	13.08	(4.51)	23,234	0.43		0.43		1.25		15
Year ended 12/31/14	13.60	0.19	0.40	0.59	(0.26)	13.93	4.38	28,380	0.44		0.44		1.37		18
Year ended 12/31/13	11.97	0.15	1.70	1.85	(0.22)	13.60	15.49	31,974	0.41		0.41		1.13		39
Class Y
Six months ended 06/30/18	16.02	0.08	(0.09)	(0.01)	—	16.01	(0.06)	8,970	0.24	(e)	0.24	(e)	1.06	(e)	8
Year ended 12/31/17	14.09	0.24	2.02	2.26	(0.33)	16.02	16.08	10,561	0.30		0.30		1.57		14
Year ended 12/31/16	13.06	0.20	1.02	1.22	(0.19)	14.09	9.38	6,816	0.29		0.29		1.46		52
Year ended 12/31/15	13.92	0.19	(0.81)	(0.62)	(0.24)	13.06	(4.43)	5,657	0.28		0.28		1.40		15
Year ended 12/31/14	13.58	0.21	0.41	0.62	(0.28)	13.92	4.63	6,090	0.29		0.29		1.52		18
Year ended 12/31/13	11.96	0.17	1.69	1.86	(0.24)	13.58	15.56	4,584	0.26		0.26		1.28		39
Class R5
Six months ended 06/30/18	16.12	0.09	(0.09)	(0.00)	—	16.12	(0.00)	26	0.16	(e)	0.16	(e)	1.14	(e)	8
Year ended 12/31/17	14.17	0.26	2.04	2.30	(0.35)	16.12	16.26	25	0.19		0.19		1.68		14
Year ended 12/31/16	13.14	0.21	1.03	1.24	(0.21)	14.17	9.45	12	0.16		0.16		1.59		52
Year ended 12/31/15	14.00	0.22	(0.82)	(0.60)	(0.26)	13.14	(4.28)	11	0.16		0.16		1.52		15
Year ended 12/31/14	13.66	0.23	0.41	0.64	(0.30)	14.00	4.71	374	0.17		0.17		1.64		18
Year ended 12/31/13	12.02	0.18	1.71	1.89	(0.25)	13.66	15.75	346	0.16		0.16		1.38		39
Class R6
Six months ended 06/30/18	16.11	0.09	(0.09)	(0.00)	—	16.11	(0.00)	11	0.16	(e)	0.16	(e)	1.14	(e)	8
Year ended 12/31/17(g)	14.84	0.19	1.43	1.62	(0.35)	16.11	10.94	11	0.20	(h)	0.20	(h)	1.67	(h)	14

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.58%, 0.58%, 0.61%, 0.69%, 0.69% and 0.74% for the six months ended June 30, 2018, and for the years ended December 31, 2017, December 31, 2016, December 31, 2015, December 31, 2014 and December 31, 2013, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

Ratios are annualized and based on average daily net assets (000’s omitted) of $840,597, $14,133, $143,427, $21,824, $24,589, $9,639, $26 and $11 for Class A, Class B, Class C, Class R, Class S Class Y, Class R5 and Class R6 shares, respectively.

(f)	Reflects activity for the period January 1, 2018 through January 26, 2018 (date of conversion).
(g)	Commencement date April 4, 2017.
(h)	Annualized.

26                         Invesco Allocation Funds

NOTE 10—Financial Highlights—(continued)

Invesco Moderate Allocation Fund

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/18	$13.62	$0.10	$(0.16)	$(0.06)	$(0.10)	$—	$(0.10)	$13.46	(0.41)%	$559,794	0.46	%(e)	0.46	%(e)	1.44	%(e)	12%
Year ended 12/31/17	12.57	0.23	1.35	1.58	(0.33)	(0.20)	(0.53)	13.62	12.66	584,747	0.49		0.49		1.73		12
Year ended 12/31/16	11.83	0.20	0.77	0.97	(0.23)	—	(0.23)	12.57	8.22	580,922	0.48		0.48		1.66		47
Year ended 12/31/15	12.58	0.21	(0.73)	(0.52)	(0.23)	—	(0.23)	11.83	(4.18)	607,469	0.47		0.47		1.68		14
Year ended 12/31/14	12.30	0.23	0.31	0.54	(0.26)	—	(0.26)	12.58	4.39	659,139	0.47		0.47		1.83		15
Year ended 12/31/13	11.32	0.19	1.01	1.20	(0.22)	—	(0.22)	12.30	10.61	628,036	0.46		0.46		1.61		23
Class B
Six months ended 06/30/18(f)	13.52	0.01	0.48	0.49	(0.00)	—	(0.00)	14.01	3.62	—	1.21	(e)	1.21	(e)	0.69	(e)	12
Year ended 12/31/17	12.48	0.13	1.34	1.47	(0.23)	(0.20)	(0.43)	13.52	11.81	6,819	1.24		1.24		0.98		12
Year ended 12/31/16	11.75	0.11	0.75	0.86	(0.13)	—	(0.13)	12.48	7.37	17,531	1.23		1.23		0.91		47
Year ended 12/31/15	12.49	0.12	(0.72)	(0.60)	(0.14)	—	(0.14)	11.75	(4.86)	30,471	1.22		1.22		0.93		14
Year ended 12/31/14	12.21	0.13	0.31	0.44	(0.16)	—	(0.16)	12.49	3.62	48,796	1.22		1.22		1.08		15
Year ended 12/31/13	11.28	0.10	1.00	1.10	(0.17)	—	(0.17)	12.21	9.78	64,268	1.21		1.21		0.86		23
Class C
Six months ended 06/30/18	13.51	0.05	(0.15)	(0.10)	(0.05)	—	(0.05)	13.36	(0.72)	123,243	1.21	(e)	1.21	(e)	0.69	(e)	12
Year ended 12/31/17	12.48	0.13	1.33	1.46	(0.23)	(0.20)	(0.43)	13.51	11.73	132,379	1.24		1.24		0.98		12
Year ended 12/31/16	11.74	0.11	0.76	0.87	(0.13)	—	(0.13)	12.48	7.47	130,220	1.23		1.23		0.91		47
Year ended 12/31/15	12.48	0.12	(0.72)	(0.60)	(0.14)	—	(0.14)	11.74	(4.87)	141,890	1.22		1.22		0.93		14
Year ended 12/31/14	12.20	0.13	0.31	0.44	(0.16)	—	(0.16)	12.48	3.62	154,724	1.22		1.22		1.08		15
Year ended 12/31/13	11.27	0.10	1.00	1.10	(0.17)	—	(0.17)	12.20	9.79	147,372	1.21		1.21		0.86		23
Class R
Six months ended 06/30/18	13.59	0.08	(0.14)	(0.06)	(0.09)	—	(0.09)	13.44	(0.46)	15,435	0.71	(e)	0.71	(e)	1.19	(e)	12
Year ended 12/31/17	12.55	0.20	1.34	1.54	(0.30)	(0.20)	(0.50)	13.59	12.32	15,614	0.74		0.74		1.48		12
Year ended 12/31/16	11.81	0.17	0.77	0.94	(0.20)	—	(0.20)	12.55	7.97	17,279	0.73		0.73		1.41		47
Year ended 12/31/15	12.55	0.18	(0.72)	(0.54)	(0.20)	—	(0.20)	11.81	(4.35)	17,870	0.72		0.72		1.43		14
Year ended 12/31/14	12.27	0.20	0.30	0.50	(0.22)	—	(0.22)	12.55	4.13	21,117	0.72		0.72		1.58		15
Year ended 12/31/13	11.31	0.16	1.00	1.16	(0.20)	—	(0.20)	12.27	10.30	23,099	0.71		0.71		1.36		23
Class S
Six months ended 06/30/18	13.61	0.10	(0.14)	(0.04)	(0.11)	—	(0.11)	13.46	(0.28)	27,399	0.36	(e)	0.36	(e)	1.54	(e)	12
Year ended 12/31/17	12.57	0.24	1.35	1.59	(0.35)	(0.20)	(0.55)	13.61	12.70	29,134	0.39		0.39		1.83		12
Year ended 12/31/16	11.83	0.21	0.77	0.98	(0.24)	—	(0.24)	12.57	8.33	27,441	0.38		0.38		1.76		47
Year ended 12/31/15	12.58	0.22	(0.73)	(0.51)	(0.24)	—	(0.24)	11.83	(4.08)	27,124	0.37		0.37		1.78		14
Year ended 12/31/14	12.29	0.24	0.32	0.56	(0.27)	—	(0.27)	12.58	4.58	31,854	0.37		0.37		1.93		15
Year ended 12/31/13	11.31	0.20	1.00	1.20	(0.22)	—	(0.22)	12.29	10.68	35,661	0.36		0.36		1.71		23
Class Y
Six months ended 06/30/18	13.63	0.11	(0.14)	(0.03)	(0.12)	—	(0.12)	13.48	(0.20)	8,001	0.21	(e)	0.21	(e)	1.69	(e)	12
Year ended 12/31/17	12.59	0.26	1.34	1.60	(0.36)	(0.20)	(0.56)	13.63	12.85	7,880	0.24		0.24		1.98		12
Year ended 12/31/16	11.85	0.23	0.77	1.00	(0.26)	—	(0.26)	12.59	8.48	5,611	0.23		0.23		1.91		47
Year ended 12/31/15	12.60	0.24	(0.73)	(0.49)	(0.26)	—	(0.26)	11.85	(3.92)	4,788	0.22		0.22		1.93		14
Year ended 12/31/14	12.31	0.26	0.32	0.58	(0.29)	—	(0.29)	12.60	4.74	6,870	0.22		0.22		2.08		15
Year ended 12/31/13	11.32	0.22	1.00	1.22	(0.23)	—	(0.23)	12.31	10.84	4,912	0.21		0.21		1.86		23
Class R5
Six months ended 06/30/18	13.68	0.12	(0.16)	(0.04)	(0.12)	—	(0.12)	13.52	(0.25)	15	0.17	(e)	0.17	(e)	1.73	(e)	12
Year ended 12/31/17	12.63	0.27	1.35	1.62	(0.37)	(0.20)	(0.57)	13.68	12.97	15	0.18		0.18		2.04		12
Year ended 12/31/16	11.89	0.24	0.77	1.01	(0.27)	—	(0.27)	12.63	8.53	14	0.17		0.17		1.97		47
Year ended 12/31/15	12.62	0.26	(0.76)	(0.50)	(0.23)	—	(0.23)	11.89	(4.03)	13	0.16		0.16		1.99		14
Year ended 12/31/14	12.34	0.27	0.31	0.58	(0.30)	—	(0.30)	12.62	4.71	159	0.16		0.16		2.14		15
Year ended 12/31/13	11.35	0.23	1.00	1.23	(0.24)	—	(0.24)	12.34	10.84	232	0.17		0.17		1.90		23
Class R6
Six months ended 06/30/18	13.67	0.12	(0.15)	(0.03)	(0.12)	—	(0.12)	13.52	(0.18)	10	0.17	(e)	0.17	(e)	1.73	(e)	12
Year ended 12/31/17(g)	13.03	0.20	0.94	1.14	(0.30)	(0.20)	(0.50)	13.67	8.80	11	0.18	(h)	0.18	(h)	2.04	(h)	12

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.56%, 0.56%, 0.58%, 0.62%, 0.67% and 0.69% for the six months ended June 30, 2018, and for the years ended December 31, 2017, December 31, 2016, December 31, 2015, December 31, 2014 and December 31, 2013, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

Ratios are annualized and based on average daily net assets (000’s omitted) of $576,685, $6,826, $128,865, $15,590, $28,465, $7,931, $15 and $11 for Class A, Class B, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares, respectively.

(f)	Reflects activity for the period January 1, 2018 through January 26, 2018 (date of conversion).
(g)	Commencement date April 4, 2017.
(h)	Annualized.

27                         Invesco Allocation Funds

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018, through June 30, 2018.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

Invesco Conservative Allocation Fund

Class	Beginning Account Value (01/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/18)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/18)	Expenses Paid During Period[2]
A	$1,000.00	$990.70	$2.42	$1,022.36	$2.46	0.49%
C	1,000.00	987.70	6.11	1,018.65	6.21	1.24
R	1,000.00	990.30	3.65	1,021.12	3.71	0.74
S	1,000.00	992.10	1.93	1,022.86	1.96	0.39
Y	1,000.00	991.90	1.19	1,023.60	1.20	0.24
R5	1,000.00	992.30	0.99	1,023.80	1.00	0.20
R6	1,000.00	993.10	0.99	1,023.80	1.00	0.20

28                         Invesco Allocation Funds

Invesco Growth Allocation Fund

	Beginning Account Value (01/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
Class		Ending Account Value (06/30/18)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/18)	Expenses Paid During Period[2]
A	$1,000.00	$998.10	$2.43	$1,022.36	$2.46	0.49%
C	1,000.00	995.00	6.13	1,018.65	6.21	1.24
R	1,000.00	997.50	3.67	1,021.12	3.71	0.74
S	1,000.00	999.40	1.93	1,022.86	1.96	0.39
Y	1,000.00	999.40	1.19	1,023.60	1.20	0.24
R5	1,000.00	1,000.00	0.79	1,024.00	0.80	0.16
R6	1,000.00	1,000.00	0.79	1,024.00	0.80	0.16
Invesco Moderate Allocation Fund

	Beginning Account Value (01/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
Class		Ending Account Value (06/30/18)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/18)	Expenses Paid During Period[2]
A	$1,000.00	$995.90	$2.28	$1,022.51	$2.31	0.46%
C	1,000.00	992.80	5.98	1,018.79	6.06	1.21
R	1,000.00	994.70	3.51	1,021.27	3.56	0.71
S	1,000.00	997.20	1.78	1,023.01	1.81	0.36
Y	1,000.00	998.00	1.04	1,023.75	1.05	0.21
R5	1,000.00	997.50	0.84	1,023.95	0.85	0.17
R6	1,000.00	998.20	0.84	1,023.95	0.85	0.17

[1]

The actual ending account value is based on the actual total return of the Funds for the period January 1, 2018, through June 30, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

29                         Invesco Allocation Funds

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund and Invesco Moderate Allocation Fund)

At meetings held on June 5-6, 2018, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of AIM Growth Series listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2018. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 6, 2018.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of each Fund.

Invesco Conservative Allocation Fund

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper Mixed-Asset Target Allocation Conservative Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted that the performance of certain underlying funds in which the Fund invests impacted Fund performance. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Growth Allocation Fund

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper Mixed-Asset Target Allocation Growth Funds Index. The Board noted

30                         Invesco Allocation Funds

that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period, the fourth quintile for the three year period and the fifth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board noted that the performance of certain underlying funds in which the Fund invests impacted Fund performance. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Moderate Allocation Fund

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper Mixed-Asset Target Allocation Moderate Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board noted that the performance of certain underlying funds in which the Fund invests impacted Fund performance. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board noted that each Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge a Fund any advisory fees pursuant to such Fund’s investment advisory agreement, although the underlying funds in which such Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge a Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding each Fund’s total expense ratio and its various components.

Invesco Conservative Allocation Fund

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.

Invesco Growth Allocation Fund

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.

Invesco Moderate Allocation Fund

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco Advisers does not charge a Fund any advisory fees pursuant to such Fund’s investment advisory agreement, although the underlying funds in which such Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The

Board noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing a Fund because each Fund is a fund of funds and no advisory fee is charged to each Fund, although each Fund does incur its share of underlying fund fees and other allocable costs. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

The Board considered that the underlying holdings of each Fund generally will consist of affiliated mutual funds and affiliated and unaffiliated exchange traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with each Fund.

31                         Invesco Allocation Funds

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q (or any successor Form) on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q (or any successor Form) may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526	Invesco Distributors, Inc.	AAS-SAR-1 08172018 1040

Semiannual Report to Shareholders	June 30, 2018

Invesco Convertible Securities Fund
Nasdaq:
A: CNSAX ∎ C: CNSCX ∎ Y: CNSDX ∎ R5: CNSIX ∎ R6: CNSFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
10	Financial Statements
12	Notes to Financial Statements
18	Financial Highlights
19	Fund Expenses
20	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/17 to 6/30/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.25%
Class C Shares	4.83
Class Y Shares	5.37
Class R5 Shares	5.39
Class R6 Shares	5.38
ICE BofAML U.S. Convertible Index▼ (Broad Market/Style-Specific Index)	6.26
Lipper Convertible Securities Funds Index∎ (Peer Group Index)	4.77

Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The ICE BofAML U.S. Convertible Index tracks the performance of US dollar-denominated convertible securities that are not currently in bankruptcy and have total market values of more than $50 million at issuance.

The Lipper Convertible Securities Funds Index is an unmanaged index considered representative of convertible securities funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                         Invesco Convertible Securities Fund

Average Annual Total Returns
As of 6/30/18, including maximum applicable sales charges

Class A Shares
Inception (7/28/97)	6.39%
10 Years	6.68
5 Years	5.44
1 Year	4.11

Class C Shares
Inception (7/28/97)	5.90%
10 Years	6.52
5 Years	5.88
1 Year	8.39

Class Y Shares
Inception (7/28/97)	6.93%
10 Years	7.55
5 Years	6.89
1 Year	10.49

Class R5 Shares
10 Years	7.52%
5 Years	6.95
1 Year	10.49

Class R6 Shares
10 Years	7.50%
5 Years	7.02
1 Year	10.57

Effective June 1, 2010, Class A, Class C and Class I shares of the predecessor fund, Morgan Stanley Convertible Securities Trust, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class C and Class Y shares, respectively, of Invesco Convertible Securities Fund. Returns shown above, prior to June 1, 2010, for Class A, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Convertible Securities Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 23, 2011. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class Y, Class R5 and Class R6 shares was 0.93%, 1.69%, 0.69%, 0.64% and 0.57%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                         Invesco Convertible Securities Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In”

on the right side of the homepage, and then select “Register for Individual Account Access.”

Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco Convertible Securities Fund

Schedule of Investments(a)

June 30, 2018

(Unaudited)

	Principal Amount	Value
Bonds & Notes–78.74%
Aerospace & Defense–0.78%
Aerojet Rocketdyne Holdings, Inc., Sr. Unsec. Conv. Notes, 2.25%, 12/15/2023	$7,500,000	$9,715,132

Air Freight & Logistics–2.33%
Air Transport Services Group, Inc., Sr. Unsec. Conv. Notes, 1.13%, 10/15/2024(b)	12,000,000	11,721,648
Atlas Air Worldwide Holdings, Inc., Sr. Unsec. Conv. Bonds, 2.25%, 06/01/2022	10,000,000	12,326,460
Echo Global Logistics, Inc., Sr. Unsec. Conv. Notes, 2.50%, 05/01/2020	5,000,000	5,194,925
		29,243,033

Application Software–7.65%
Atlassian, Inc., Sr. Unsec. Gtd. Conv. Notes, 0.63%, 05/01/2023(b)	6,000,000	6,222,438
Citrix Systems, Inc., Sr. Unsec. Conv. Notes, 0.50%, 04/15/2019	7,000,000	10,181,465
Guidewire Software, Inc., Sr. Unsec. Conv. Notes, 1.25%, 03/15/2025	7,000,000	7,141,491
HubSpot, Inc., Sr. Unsec. Conv. Notes, 0.25%, 06/01/2022	4,500,000	6,439,784
NICE Systems Inc. (Israel), Sr. Unsec. Gtd. Conv. Bonds, 1.25%, 01/15/2024	9,000,000	11,970,225
Nuance Communications, Inc., Sr. Unsec. Conv. Bonds, 1.00%, 12/15/2022(c)	5,129,000	4,616,079
RealPage, Inc., Sr. Unsec. Conv. Bonds, 1.50%, 11/15/2022	10,212,000	14,521,178
RingCentral, Inc., Sr. Unsec. Conv. Notes, 0.00%, 03/15/2023(b)(d)	9,000,000	9,576,513
Workday, Inc., Sr. Unsec. Conv. Notes, 0.25%, 10/01/2022(b)	12,500,000	13,153,500
Zendesk, Inc., Sr. Unsec. Conv. Notes, 0.25%, 03/15/2023(b)	11,000,000	11,936,958
		95,759,631

Asset Management & Custody Banks–0.40%
Ares Capital Corp., Sr. Unsec. Conv. Notes, 3.75%, 02/01/2022	5,000,000	5,031,115

Automobile Manufacturers–0.66%
Tesla, Inc., Sr. Unsec. Conv. Notes,
1.25%, 03/01/2021	3,500,000	3,952,746
2.38%, 03/15/2022	3,500,000	4,255,283
		8,208,029

Biotechnology–5.06%
BioMarin Pharmaceutical Inc., Sr. Unsec. Sub. Conv. Notes, 1.50%, 10/15/2020	3,000,000	3,568,869

	Principal Amount	Value
Biotechnology–(continued)
Exact Sciences Corp., Sr. Unsec. Conv. Notes, 1.00%, 01/15/2025	$12,000,000	$12,650,796
Insmed, Inc., Sr. Unsec. Conv. Notes, 1.75%, 01/15/2025	4,000,000	3,687,000
Ionis Pharmaceuticals, Inc., Sr. Unsec. Conv. Bonds, 1.00%, 11/15/2021	10,000,000	9,849,550
Ligand Pharmaceuticals, Inc., Sr. Unsec. Conv. Notes, 0.75%, 05/15/2023(b)	4,582,000	4,750,622
Neurocrine Biosciences, Inc., Sr. Unsec. Conv. Notes, 2.25%, 05/15/2024	12,000,000	17,348,796
Sarepta Therapeutics, Inc., Sr. Unsec. Conv. Notes, 1.50%, 11/15/2024(b)	6,000,000	11,565,540
		63,421,173

Broadcasting–0.46%
Liberty Media Corp., Liberty Formula One, Sr. Unsec. Conv. Bonds, 1.00%, 01/30/2023	4,900,000	5,743,011

Cable & Satellite–1.84%
DISH Network Corp., Sr. Unsec. Conv. Bonds, 3.38%, 08/15/2026	8,300,000	8,060,097
GCI Liberty, Inc., Sr. Unsec. Conv. Deb., 1.75%, 10/05/2023(b)(c)	14,487,000	14,978,776
		23,038,873

Casinos & Gaming–0.51%
Caesars Entertainment Corp., Sr. Unsec. Conv. Global Notes, 5.00%, 10/01/2024	3,700,000	6,337,308

Communications Equipment–1.86%
Lumentum Holdings Inc., Sr. Unsec. Conv. Bonds, 0.25%, 03/15/2024	5,000,000	5,942,100
Palo Alto Networks, Inc., Sr. Unsec. Conv. Bonds, 0.00%, 07/01/2019(d)	4,000,000	7,446,872
Viavi Solutions Inc., Sr. Unsec. Conv. Notes, 1.75%, 06/01/2023(b)	9,623,000	9,924,036
		23,313,008

Construction & Engineering–0.93%
Dycom Industries, Inc., Sr. Unsec. Conv. Notes, 0.75%, 09/15/2021	10,000,000	11,630,380

Construction Machinery & Heavy Trucks–1.97%
Greenbrier Cos., Inc. (The), Sr. Unsec. Conv. Notes, 2.88%, 02/01/2024	11,000,000	12,713,195
Meritor Inc., Sr. Unsec. Conv. Gtd. Notes, 3.25%, 10/15/2025(b)(c)	12,000,000	11,919,012
		24,632,207

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Convertible Securities Fund

	Principal Amount	Value
Consumer Finance–1.09%
PRA Group, Inc.,
Sr. Unsec. Conv. Bonds, 3.50%, 06/01/2023	$11,000,000	$11,725,780
Sr. Unsec. Conv. Notes, 3.00%, 08/01/2020	2,000,000	1,927,662
		13,653,442

Data Processing & Outsourced Services–1.94%
Square, Inc., Sr. Unsec. Conv. Notes,
0.38%, 03/01/2022	7,171,000	19,378,415
0.50%, 05/15/2023(b)	4,586,000	4,915,619
		24,294,034

Education Services–0.43%
Chegg, Inc., Sr. Unsec. Conv. Notes, 0.25%, 05/15/2023(b)	4,575,000	5,427,835

Electric Utilities–0.51%
NextEra Energy, Inc., Series I, Conv. Investment Units, 6.12%, 09/01/2019	111,600	6,372,360

Electronic Components–0.36%
II-VI Inc., Sr. Unsec. Conv. Notes, 0.25%, 09/01/2022(b)	4,000,000	4,476,764

Environmental & Facilities Services–0.49%
Team, Inc., Sr. Unsec. Conv. Notes, 5.00%, 08/01/2023(b)	4,750,000	6,078,342

Health Care Equipment–5.01%
DexCom, Inc., Sr. Unsec. Conv. Notes, 0.75%, 05/15/2022(b)	9,333,000	10,845,534
Insulet Corp.,
Sr. Unsec. Conv. Bonds, 1.25%, 09/15/2021	6,000,000	9,133,632
Sr. Unsec. Conv. Notes, 1.38%, 11/15/2024(b)	9,000,000	10,131,912
Nevro Corp., Sr. Unsec. Conv. Notes, 1.75%, 06/01/2021	5,500,000	5,999,609
NuVasive, Inc., Sr. Unsec. Conv. Notes, 2.25%, 03/15/2021	12,000,000	13,033,080
Wright Medical Group N.V., Sr. Unsec. Conv. Bonds, 2.25%, 11/15/2021	3,500,000	4,676,171
Wright Medical Group, Inc., Sr. Unsec. Gtd. Conv. Notes, 1.63%, 06/15/2023(b)	8,940,000	8,913,180
		62,733,118

Health Care Technology–1.28%
Allscripts Healthcare Solutions, Inc., Sr. Unsec. Conv. Bonds, 1.25%, 07/01/2020	9,000,000	9,137,376
Teladoc, Inc., Sr. Unsec. Conv. Notes, 1.38%, 05/15/2025(b)	5,496,000	6,931,901
		16,069,277

Home Entertainment Software–0.38%
Sea Ltd. (Thailand), Sr. Unsec. Conv. Notes, 2.25%, 07/01/2023(b)	4,588,000	4,704,930

	Principal Amount	Value
Homefurnishing Retail–0.34%
RH, Unsec. Conv. Notes, 0.00%, 06/15/2023(b)(d)	$4,588,000	$4,289,046

Independent Power Producers & Energy Traders–0.71%
NRG Energy, Inc., Sr. Unsec. Gtd. Conv. Notes, 2.75%, 09/01/2025(b)(c)	9,165,000	8,875,386

Internet & Direct Marketing Retail–3.76%
Booking Holdings Inc., Sr. Unsec. Conv. Notes,
0.35%, 06/15/2020	10,000,000	15,506,470
0.90%, 09/15/2021	6,000,000	7,183,230
Ctrip.com International, Ltd. (China), Sr. Unsec. Conv. Bonds, 1.25%, 09/15/2019(c)	9,166,000	9,429,706
Liberty Expedia Holdings, Inc., Sr. Unsec. Conv. Deb., 1.00%, 07/05/2022(b)(c)	6,000,000	5,940,222
Wayfair, Inc., Sr. Unsec. Conv. Notes, 0.38%, 09/01/2022(b)	7,000,000	9,035,341
		47,094,969

Internet Software & Services–8.48%
Akamai Technologies, Inc., Sr. Unsec. Conv. Notes, 0.13%, 05/01/2025(b)	7,900,000	7,930,455
Altaba Inc., Sr. Unsec. Conv. Notes, 0.00%, 12/01/2018(d)	6,000,000	8,198,766
Coupa Software Inc., Sr. Unsec. Conv. Notes, 0.38%, 01/15/2023(b)	4,500,000	6,743,390
IAC FinanceCo, Inc., Sr. Unsec. Gtd. Conv. Bonds, 0.88%, 10/01/2022(b)	12,000,000	13,995,600
Nutanix, Inc., Sr. Unsec. Conv. Notes, 0.00%, 01/15/2023(b)(d)	8,000,000	9,907,504
Okta, Inc., Sr. Unsec. Conv. Notes, 0.25%, 02/15/2023(b)	7,400,000	9,171,146
Q2 Holdings, Inc., Sr. Unsec. Conv. Notes, 0.75%, 02/15/2023(b)	8,200,000	9,338,627
Twilio Inc., Sr. Unsec. Conv. Notes, 0.25%, 06/01/2023(b)	3,665,000	3,815,327
Twitter, Inc.,
Sr. Unsec. Conv. Bonds, 1.00%, 09/15/2021	8,805,000	8,541,792
Sr. Unsec. Conv. Notes, 0.25%, 06/15/2024(b)	5,000,000	5,177,620
Weibo Corp. (China), Sr. Unsec. Conv. Notes, 1.25%, 11/15/2022(b)	6,086,000	6,131,852
Wix.com Ltd. (Israel), Sr. Unsec. Conv. Notes, 0.00%, 07/01/2023(b)(d)	4,587,000	4,547,290
Zillow Group, Inc., Sr. Unsec. Conv. Bonds, 2.00%, 12/01/2021	10,000,000	12,718,040
		106,217,409

Life Sciences Tools & Services–0.44%
Fluidigm Corp., Sr. Unsec. Conv. Notes, 2.75%, 02/06/2023(c)	5,864,000	5,478,360

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Convertible Securities Fund

	Principal Amount	Value
Mortgage REITs–0.34%
Blackstone Mortgage Trust, Inc., Sr. Unsec. Conv. Notes, 5.25%, 12/01/2018	$3,711,000	$4,247,989

Movies & Entertainment–1.08%
Live Nation Entertainment, Inc., Sr. Unsec. Conv. Notes, 2.50%, 03/15/2023(b)	13,000,000	13,492,869

Multi-Line Insurance–0.50%
AXA S.A. (France), Sr. Unsec. Conv. Bonds, 7.25%, 05/15/2021(b)	6,025,000	6,308,308

Multi-Utilities–0.78%
Dominion Energy, Inc., Series A, Jr. Unsec. Sub. Conv. Investment Units, 6.75%, 08/15/2019(e)	155,000	7,162,550
DTE Energy Co., Series C, Sr. Unsec. Conv. Investment Units, 6.50%, 10/01/2019	50,000	2,584,500
		9,747,050

Oil & Gas Drilling–1.03%
Transocean Inc., Sr. Unsec. Gtd. Conv. Global Bonds, 0.50%, 01/30/2023	9,000,000	12,840,507

Oil & Gas Equipment & Services–1.65%
Ensco Jersey Finance Ltd., Sr. Unsec. Gtd. Conv. Bonds, 3.00%, 01/31/2024	8,750,000	8,147,458
Oil States International, Inc., Sr. Unsec. Conv. Notes, 1.50%, 02/15/2023(b)	12,000,000	12,543,912
		20,691,370

Oil & Gas Exploration & Production–1.93%
Oasis Petroleum Inc., Sr. Unsec. Gtd. Conv. Notes, 2.63%, 09/15/2023	11,000,000	14,299,835
SM Energy Co., Sr. Unsec. Conv. Notes, 1.50%, 07/01/2021	3,500,000	3,623,162
Whiting Petroleum Corp., Sr. Unsec. Gtd. Conv. Notes, 1.25%, 04/01/2020	6,500,000	6,220,051
		24,143,048

Oil & Gas Storage & Transportation–1.11%
Cheniere Energy, Inc., Sr. Unsec. Conv. Notes, 4.25%, 03/15/2045	6,000,000	4,780,194
Golar LNG Ltd. (Bermuda), Sr. Unsec. Conv. Notes, 2.75%, 02/15/2022	8,350,000	9,151,199
		13,931,393

Packaged Foods & Meats–0.50%
Post Holdings Inc., Series C, Conv. Amortizing Notes, 2.50%(f)	38,800	6,290,508

Pharmaceuticals–3.14%
Avadel Finance Cayman Ltd., Sr. Unsec. Gtd. Conv. Notes, 4.50%, 02/01/2023(b)	3,000,000	2,890,491

	Principal Amount	Value
Pharmaceuticals–(continued)
Horizon Pharma Investment Ltd., Sr. Unsec. Gtd. Conv. Bonds, 2.50%, 03/15/2022(b)	$8,500,000	$8,166,860
Jazz Investments I Ltd.,
Sr. Unsec. Gtd. Conv. Bonds, 1.88%, 08/15/2021	10,000,000	10,908,410
Sr. Unsec. Gtd. Conv. Notes, 1.50%, 08/15/2024(b)	4,400,000	4,600,578
Medicines Co. (The), Sr. Unsec. Conv. Bonds, 2.50%, 01/15/2022	2,500,000	3,049,990
Supernus Pharmaceuticals, Inc., Sr. Unsec. Conv. Notes, 0.63%, 04/01/2023(b)	7,900,000	9,667,056
		39,283,385

Property & Casualty Insurance–0.62%
AmTrust Financial Services, Inc., Sr. Unsec. Conv. Notes, 2.75%, 12/15/2024(c)	8,000,000	7,779,992

Semiconductors–9.24%
Cypress Semiconductor Corp.,
Sr. Unsec. Conv. Bonds, 4.50%, 01/15/2022	9,500,000	12,617,491
Sr. Unsec. Conv. Notes, 2.00%, 02/01/2023(b)	1,500,000	1,562,154
Inphi Corp., Sr. Unsec. Conv. Bonds, 0.75%, 09/01/2021	5,500,000	5,153,154
Integrated Device Technology, Inc., Sr. Unsec. Conv. Bonds, 0.88%, 11/15/2022	13,000,000	14,847,209
Intel Corp., Jr. Unsec. Sub. Conv. Global Deb., 3.25%, 08/01/2039	4,690,000	11,240,045
Microchip Technology Inc.,
Sr. Unsec. Sub. Conv. Bonds, 1.63%, 02/15/2025	2,482,000	4,336,851
Sr. Unsec. Sub. Conv. Notes, 1.63%, 02/15/2027	9,375,000	10,941,862
Micron Technology, Inc., Series G, Sr. Unsec. Conv. Global Bonds, 3.00%, 11/15/2028(c)	11,700,000	21,099,335
ON Semiconductor Corp., Sr. Unsec. Gtd. Conv. Bonds, 1.00%, 12/01/2020	13,900,000	18,321,326
Silicon Laboratories Inc., Sr. Unsec. Conv. Bonds, 1.38%, 03/01/2022	8,688,000	10,636,944
Synaptics Inc., Sr. Unsec. Conv. Notes, 0.50%, 06/15/2022	5,000,000	4,963,390
		115,719,761

Steel–0.88%
Cleveland-Cliffs, Inc., Sr. Unsec. Conv. Notes, 1.50%, 01/15/2025	9,000,000	11,076,300

Systems Software–3.53%
FireEye, Inc.,
Sr. Unsec. Conv. Notes, 0.88%, 06/01/2024(b)	7,333,000	6,946,052
Series B, Sr. Unsec. Conv. Bonds, 1.63%, 06/01/2022(c)	5,900,000	5,418,584

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Convertible Securities Fund

	Principal Amount	Value
Systems Software–(continued)
Proofpoint, Inc., Sr. Unsec. Conv. Bonds, 0.75%, 06/15/2020	$8,375,000	$12,325,563
ServiceNow, Inc., Sr. Unsec. Conv. Notes, 0.00%, 06/01/2022(b)(d)	14,400,000	19,542,744
		44,232,943

Technology Hardware, Storage & Peripherals–2.21%
Electronics for Imaging, Inc., Sr. Unsec. Conv. Bonds, 0.75%, 09/01/2019	8,000,000	7,919,816
Pure Storage, Inc., Sr. Unsec. Conv. Notes, 0.13%, 04/15/2023(b)	5,000,000	5,599,345
Western Digital Corp., Sr. Unsec. Gtd. Conv. Notes, 1.50%, 02/01/2024(b)	14,000,000	14,189,294
		27,708,455

Thrifts & Mortgage Finance–0.53%
LendingTree, Inc., Sr. Unsec. Conv. Bonds, 0.63%, 06/01/2022	5,500,000	6,653,955
Total Bonds & Notes (Cost $873,726,866)		985,986,005

	Shares
Preferred Stocks–17.07%
Agricultural Products–0.43%
Bunge Ltd., $4.88 Conv. Pfd.	50,000	5,400,000

Asset Management & Custody Banks–0.96%
AMG Capital Trust II, $2.58 Conv. Pfd.	200,200	11,968,156

Diversified Banks–3.62%
Bank of America Corp., Series L, $72.50 Conv. Pfd.	17,800	22,258,900
Wells Fargo & Co., Class A, Series L, $75.00 Conv. Pfd.	18,300	23,048,118
		45,307,018

Gas Utilities–0.86%
South Jersey Industries Inc., $3.63 Conv. Pfd.	197,300	10,741,012

Health Care Equipment–1.83%
Becton, Dickinson and Co., Series A, $3.06 Conv. Pfd.	370,000	22,884,500

Industrial Machinery–2.35%
Fortive Corp., Series A, $50.00 Conv. Pfd.	5,503	5,549,665
Rexnord Corp., Series A, $2.88 Conv. Pfd.	181,600	11,346,368

	Shares	Value
Industrial Machinery–(continued)
Stanley Black & Decker Inc., Series C, $5.38 Conv. Investment Units	120,000	$12,573,600
		29,469,633

Internet Software & Services–1.42%
Mandatory Exchangeable Trust (China), $5.75 Conv. Pfd.(b)	85,400	17,827,771

Multi-Line Insurance–1.04%
Assurant Inc., Series D, $6.50 Conv. Pfd.	116,100	13,006,683

Multi-Utilities–0.54%
Sempra Energy, Series A, $6.00 Conv. Pfd.	65,400	6,749,934

Oil & Gas Drilling–1.00%
Nabors Industries Ltd., Series A, $3.00 Conv. Pfd.	274,600	12,554,712

Oil & Gas Exploration & Production–1.19%
Hess Corp., Series A, $4.00 Conv. Pfd.	176,200	13,278,432
WPX Energy Inc., Series A, $3.13 Conv. Pfd.	21,300	1,626,255
		14,904,687

Other Diversified Financial Services–0.62%
2017 Mandatory Exchangeable Trust, $5.19 Conv. Pfd.(b)	60,000	7,794,198

Specialized REITs–1.21%
Crown Castle International Corp., Series A, $68.75 Conv. Pfd.	14,204	15,125,982
Total Preferred Stocks (Cost $186,173,793)		213,734,286

Money Market Funds–3.61%
Invesco Government & Agency Portfolio–Institutional Class, 1.80%(g)	17,458,963	17,458,963
Invesco Liquid Assets Portfolio–Institutional Class, 2.02%(g)	12,469,715	12,473,456
Invesco Treasury Portfolio–Institutional Class, 1.76%(g)	15,206,078	15,206,078
Total Money Market Funds (Cost $45,135,720)		45,138,497
TOTAL INVESTMENTS IN SECURITIES–99.42% (Cost $1,105,036,379)		1,244,858,788
OTHER ASSETS LESS LIABILITIES–0.58%		7,280,034
NET ASSETS–100.00%		$1,252,138,822

Investment Abbreviations:

Conv.	– Convertible
Deb.	– Debentures
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Convertible Securities Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2018 was $404,205,498, which represented 32.28% of the Fund’s Net Assets.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(e)	Each corporate unit consists of purchase contract for the issuer’s common stock & 1/40th undivided beneficial ownership interest in the issuer’s Series A, 1.50% subordinated notes due 2020.
(f)	Perpetual bond with no specified maturity date.
(g)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of June 30, 2018.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2018

Information Technology	37.1%
Health Care	16.8
Financials	9.7
Consumer Discretionary	9.1
Industrials	8.8
Energy	7.9
Utilities	3.4
Real Estate	1.2
Consumer Staples	0.9
Materials	0.9
Money Market Funds Plus Other Assets Less Liabilities	4.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Convertible Securities Fund

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

Assets:
Investments in securities, at value (Cost $1,059,900,659)	$1,199,720,291
Investments in affiliated money market funds, at value (Cost $45,135,720)	45,138,497
Receivable for:
Investments sold	4,520,452
Fund shares sold	1,124,177
Dividends and interest	3,992,660
Investment for trustee deferred compensation and retirement plans	120,455
Other assets	70,186
Total assets	1,254,686,718

Liabilities:
Payable for:
Investments purchased	1,125,976
Fund shares reacquired	717,725
Accrued fees to affiliates	432,296
Accrued trustees’ and officers’ fees and benefits	7,129
Accrued other operating expenses	81,091
Trustee deferred compensation and retirement plans	183,679
Total liabilities	2,547,896
Net assets applicable to shares outstanding	$1,252,138,822

Net assets consist of:
Shares of beneficial interest	$1,044,579,473
Undistributed net investment income	(7,701,644)
Undistributed net realized gain	75,438,584
Net unrealized appreciation	139,822,409
$1,252,138,822

Net Assets:
Class A	$479,589,971
Class C	$93,237,035
Class Y	$628,407,085
Class R5	$1,450,343
Class R6	$49,454,388

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	18,926,400
Class C	3,696,996
Class Y	24,772,618
Class R5	57,212
Class R6	1,950,633
Class A:
Net asset value per share	$25.34
Maximum offering price per share
(Net asset value of $25.34 ÷ 94.50%)	$26.81
Class C:
Net asset value and offering price per share	$25.22
Class Y:
Net asset value and offering price per share	$25.37
Class R5:
Net asset value and offering price per share	$25.35
Class R6:
Net asset value and offering price per share	$25.35

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Convertible Securities Fund

Statement of Operations

For the six months ended June 30, 2018

(Unaudited)

Investment income:
Interest	$6,087,417
Dividends from affiliated money market funds	362,522
Dividends	5,307,706
Total investment income	11,757,645

Expenses:
Advisory fees	3,003,887
Administrative services fees	151,011
Custodian fees	2,204
Distribution fees:
Class A	596,026
Class B	544
Class C	468,077
Transfer agent fees — A, B, C and Y	693,090
Transfer agent fees — R5	691
Transfer agent fees — R6	4,775
Trustees’ and officers’ fees and benefits	18,447
Registration and filing fees	58,959
Reports to shareholders	13,090
Professional services fees	7,343
Other	5,503
Total expenses	5,023,647
Less: Fees waived and expense offset arrangement(s)	(30,754)
Net expenses	4,992,893
Net investment income	6,764,752

Realized and unrealized gain (loss) from:
Net realized gain from investment securities	60,879,250
Change in net unrealized appreciation (depreciation) of investment securities	(1,248,474)
Net realized and unrealized gain	59,630,776
Net increase in net assets resulting from operations	$66,395,528

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Convertible Securities Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2018 and the year ended December 31, 2017

(Unaudited)

	June 30, 2018	December 31, 2017
Operations:
Net investment income	$6,764,752	$20,450,955
Net realized gain	60,879,250	48,328,010
Change in net unrealized appreciation (depreciation)	(1,248,474)	75,907,005
Net increase in net assets resulting from operations	66,395,528	144,685,970

Distributions to shareholders from net investment income:
Class A	(6,669,302)	(28,718,565)
Class B	—	(44,164)
Class C	(945,723)	(3,589,070)
Class Y	(9,167,048)	(27,386,575)
Class R5	(21,578)	(80,568)
Class R6	(672,378)	(953,741)
Total distributions from net investment income	(17,476,029)	(60,772,683)

Distributions to shareholders from net realized gains:
Class A	—	(1,263,763)
Class B	—	(1,865)
Class C	—	(184,718)
Class Y	—	(1,141,284)
Class R5	—	(1,832)
Class R6	—	(71,482)
Total distributions from net realized gains	—	(2,664,944)

Share transactions–net:
Class A	(195,731,808)	(173,846,718)
Class B	(830,801)	(1,114,039)
Class C	(5,542,877)	(42,173,932)
Class Y	12,443,058	(7,125,223)
Class R5	(192,329)	(3,828,590)
Class R6	11,316,249	21,863,533
Net increase (decrease) in net assets resulting from share transactions	(178,538,508)	(206,224,969)
Net increase (decrease) in net assets	(129,619,009)	(124,976,626)

Net assets:
Beginning of period	1,381,757,831	1,506,734,457
End of period (includes undistributed net investment income of $(7,701,644) and $3,009,633, respectively)	$1,252,138,822	$1,381,757,831

Notes to Financial Statements

June 30, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Convertible Securities Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted.

12                         Invesco Convertible Securities Fund

Existing shareholders of Class B shares were permitted to continue to reinvest dividends and capital gains distributions in Class B shares until their conversion to Class A shares. Also, shareholders in Class B shares were able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they converted to Class A shares. Generally, Class B shares automatically converted to Class A shares on or about the month-end, which was at least eight years after the date of purchase. Redemptions of Class B shares prior to the conversion date were subject to a CDSC. Effective January 26, 2018, all of the Fund’s outstanding Class B shares were converted to Class A shares, in advance of their normally scheduled conversion. No CDSC was paid in connection with this early conversion.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

13                         Invesco Convertible Securities Fund

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions — Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $750 million	0.52%
Next $250 million	0.47%
Next $500 million	0.42%
Next $500 million	0.395%
Next $1 billion	0.37%
Over $3 billion	0.345%

14                         Invesco Convertible Securities Fund

For the six months ended June 30, 2018, the effective advisory fees incurred by the Fund was 0.49%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, formerly Invesco PowerShares Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2019, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.25%, 1.25% and 1.25%, respectively, of average daily net assets (the “expense limits”). Prior to their conversion to Class A shares, the expense limit for Class B shares was 2.25% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2020, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2018, the Adviser waived advisory fees of $27,248.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates: (1) Class A — up to 0.25% of the average daily net assets of Class A shares; and (2) Class C — up to 1.00% of the average daily net assets of Class C shares. Prior to their conversion to Class A shares, the Fund incurred annual fees of up to 1.00% of Class B average daily net assets. The fees are accrued daily and paid monthly.

For the six months ended June 30, 2018, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2018, IDI advised the Fund that IDI retained $39,409 in front-end sales commissions from the sale of Class A shares and $2,212 and $1,186 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

15                         Invesco Convertible Securities Fund

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended June 30, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Bonds & Notes	$—	$985,986,005	$—	$985,986,005
Preferred Stocks	182,562,652	31,171,634	—	213,734,286
Money Market Funds	45,138,497	—	—	45,138,497
Total Investments	$227,701,149	$1,017,157,639	$—	$1,244,858,788

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2018, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $3,506.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2017.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2018 was $436,693,678 and $621,491,356, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$138,541,547
Aggregate unrealized (depreciation) of investments	(12,095,526)
Net unrealized appreciation of investments	$126,446,021

Cost of investments for tax purposes is $1,118,412,767.

16                         Invesco Convertible Securities Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2018(a)		Year ended December 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	1,087,281	$27,536,380	2,179,700	$52,271,355
Class B(b)	—	—	536	12,767
Class C	228,126	5,729,955	256,763	6,128,554
Class Y	3,771,702	95,317,493	9,351,883	224,461,048
Class R5	3,933	98,183	27,109	661,583
Class R6	555,952	14,081,718	991,990	24,007,472

Issued as reinvestment of dividends:
Class A	213,507	5,443,410	1,129,411	27,038,270
Class B(b)	—	—	1,687	40,444
Class C	29,435	746,962	132,898	3,165,614
Class Y	224,899	5,743,681	880,636	21,124,550
Class R5	718	18,326	1,318	31,639
Class R6	13,122	334,948	34,322	824,157

Automatic conversion of Class B shares to Class A shares:(c)
Class A	26,580	677,001	37,822	913,062
Class B	(26,518)	(677,001)	(37,735)	(913,062)

Reacquired:
Class A	(9,152,086)	(229,388,599)	(10,597,129)	(254,069,405)
Class B(b)	(6,101)	(153,800)	(10,633)	(254,188)
Class C	(479,136)	(12,019,794)	(2,165,004)	(51,468,100)
Class Y	(3,538,538)	(88,618,116)	(10,534,371)	(252,710,821)
Class R5	(12,313)	(308,838)	(189,591)	(4,521,812)
Class R6	(122,863)	(3,100,417)	(122,298)	(2,968,096)
Net increase (decrease) in share activity	(7,182,300)	$(178,538,508)	(8,630,686)	$(206,224,969)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 41% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Class B shares activity for the period January 1, 2018 through January 26, 2018 (date of conversion).
(c)	Effective as of the close of business January 26, 2018, all outstanding Class B shares were converted to Class A shares.

17                         Invesco Convertible Securities Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 06/30/18	$24.41	$0.13		$1.15	$1.28	$(0.35)	$—	$(0.35)	$25.34	5.25	%(d)	$479,590	0.89	%(d)(e)	0.89	%(d)(e)	1.04	%(d)(e)	37%
Year ended 12/31/17	23.10	0.33		2.04	2.37	(1.01)	(0.05)	(1.06)	24.41	10.42	(f)	653,121	0.93	(f)	0.93	(f)	1.36	(f)	39
Year ended 12/31/16	22.62	0.39		0.90	1.29	(0.81)	—	(0.81)	23.10	5.82	(g)	785,526	0.88	(g)	0.89	(g)	1.74	(g)	42
Year ended 12/31/15	23.88	0.30		(1.00)	(0.70)	(0.56)	—	(0.56)	22.62	(3.02	)(h)	755,534	0.86	(h)	0.87	(h)	1.26	(h)	45
Year ended 12/31/14	24.17	0.32		0.63	0.95	(0.52)	(0.72)	(1.24)	23.88	3.95	(i)	980,513	0.84	(i)	0.85	(i)	1.29	(i)	56
Year ended 12/31/13	20.88	0.55	(j)	3.84	4.39	(0.53)	(0.57)	(1.10)	24.17	21.31	(k)	936,425	0.88	(k)	0.89	(k)	2.40	(j)(k)	45
Class B
Six months ended 06/30/18(l)	24.49	0.01		1.03	1.04	—	—	—	25.53	4.25	(d)	—	1.65	(d)(e)	1.65	(d)(e)	0.28	(d)(e)	37
Year ended 12/31/17	23.17	0.15		2.05	2.20	(0.83)	(0.05)	(0.88)	24.49	9.60	(f)	799	1.69	(f)	1.69	(f)	0.60	(f)	39
Year ended 12/31/16	22.69	0.22		0.90	1.12	(0.64)	—	(0.64)	23.17	5.00	(g)	1,825	1.64	(g)	1.65	(g)	0.98	(g)	42
Year ended 12/31/15	23.95	0.12		(1.00)	(0.88)	(0.38)	—	(0.38)	22.69	(3.74	)(h)	3,172	1.62	(h)	1.63	(h)	0.50	(h)	45
Year ended 12/31/14	24.24	0.13		0.63	0.76	(0.33)	(0.72)	(1.05)	23.95	3.16	(i)	5,642	1.60	(i)	1.61	(i)	0.53	(i)	56
Year ended 12/31/13	20.93	0.38	(j)	3.86	4.24	(0.36)	(0.57)	(0.93)	24.24	20.45	(k)	7,167	1.64	(k)	1.65	(k)	1.64	(j)(k)	45
Class C
Six months ended 06/30/18	24.30	0.03		1.14	1.17	(0.25)	—	(0.25)	25.22	4.83	(d)	93,237	1.65	(d)(e)	1.65	(d)(e)	0.28	(d)(e)	37
Year ended 12/31/17	23.00	0.15		2.03	2.18	(0.83)	(0.05)	(0.88)	24.30	9.57	(f)	95,218	1.69	(f)	1.69	(f)	0.60	(f)	39
Year ended 12/31/16	22.52	0.22		0.90	1.12	(0.64)	—	(0.64)	23.00	5.07	(g)	130,934	1.61	(g)	1.62	(g)	1.01	(g)	42
Year ended 12/31/15	23.77	0.14		(0.99)	(0.85)	(0.40)	—	(0.40)	22.52	(3.67	)(h)	187,743	1.54	(h)	1.55	(h)	0.58	(h)	45
Year ended 12/31/14	24.04	0.16		0.62	0.78	(0.33)	(0.72)	(1.05)	23.77	3.30	(i)	232,065	1.48	(i)	1.49	(i)	0.65	(i)	56
Year ended 12/31/13	20.78	0.38	(j)	3.81	4.19	(0.36)	(0.57)	(0.93)	24.04	20.37	(k)	172,232	1.64	(k)	1.65	(k)	1.64	(j)(k)	45
Class Y
Six months ended 06/30/18	24.44	0.16		1.15	1.31	(0.38)	—	(0.38)	25.37	5.37		628,407	0.65	(e)	0.65	(e)	1.28	(e)	37
Year ended 12/31/17	23.13	0.39		2.04	2.43	(1.07)	(0.05)	(1.12)	24.44	10.68		594,284	0.69		0.69		1.60		39
Year ended 12/31/16	22.65	0.44		0.90	1.34	(0.86)	—	(0.86)	23.13	6.07		569,345	0.64		0.65		1.98		42
Year ended 12/31/15	23.91	0.36		(1.00)	(0.64)	(0.62)	—	(0.62)	22.65	(2.78)		1,107,497	0.62		0.63		1.50		45
Year ended 12/31/14	24.20	0.38		0.63	1.01	(0.58)	(0.72)	(1.30)	23.91	4.20		1,043,554	0.60		0.61		1.53		56
Year ended 12/31/13	20.90	0.61	(j)	3.84	4.45	(0.58)	(0.57)	(1.15)	24.20	21.62		719,722	0.64		0.65		2.64	(j)	45
Class R5
Six months ended 06/30/18	24.43	0.16		1.15	1.31	(0.39)	—	(0.39)	25.35	5.34		1,450	0.63	(e)	0.63	(e)	1.30	(e)	37
Year ended 12/31/17	23.11	0.39		2.06	2.45	(1.08)	(0.05)	(1.13)	24.43	10.78		1,585	0.64		0.64		1.65		39
Year ended 12/31/16	22.63	0.45		0.90	1.35	(0.87)	—	(0.87)	23.11	6.10		5,225	0.62		0.63		2.00		42
Year ended 12/31/15	23.89	0.37		(1.00)	(0.63)	(0.63)	—	(0.63)	22.63	(2.75)		3,912	0.57		0.58		1.55		45
Year ended 12/31/14	24.18	0.40		0.63	1.03	(0.60)	(0.72)	(1.32)	23.89	4.28		6,615	0.53		0.54		1.60		56
Year ended 12/31/13	20.88	0.63	(j)	3.84	4.47	(0.60)	(0.57)	(1.17)	24.18	21.72		4,781	0.57		0.58		2.71	(j)	45
Class R6
Six months ended 06/30/18	24.43	0.17		1.15	1.32	(0.40)	—	(0.40)	25.35	5.38		49,454	0.56	(e)	0.56	(e)	1.37	(e)	37
Year ended 12/31/17	23.12	0.42		2.04	2.46	(1.10)	(0.05)	(1.15)	24.43	10.82		36,751	0.57		0.57		1.72		39
Year ended 12/31/16	22.64	0.47		0.90	1.37	(0.89)	—	(0.89)	23.12	6.21		13,880	0.52		0.53		2.10		42
Year ended 12/31/15	23.90	0.39		(1.00)	(0.61)	(0.65)	—	(0.65)	22.64	(2.66)		16,731	0.49		0.50		1.63		45
Year ended 12/31/14	24.18	0.41		0.64	1.05	(0.61)	(0.72)	(1.33)	23.90	4.35		16,598	0.49		0.50		1.64		56
Year ended 12/31/13	20.89	0.64	(j)	3.83	4.47	(0.61)	(0.57)	(1.18)	24.18	21.69		64	0.55		0.56		2.73	(j)	45

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24%, 1.00% and 1.00% for Class A, Class B and Class C shares, respectively.

(e)

Ratios are annualized and based on average daily net assets (000’s omitted) of $496,664, $768, $94,391, $600,679, $1,486 and $40,613 for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.

(f)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24%, 1.00% and 1.00% for Class A, Class B and Class C shares, respectively.

(g)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24%, 1.00% and 0.97% for Class A, Class B and Class C shares, respectively.

(h)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24%, 1.00% and 0.92% for Class A, Class B and Class C shares, respectively.

(i)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24%, 1.00% and 0.88% for Class A, Class B and Class C shares, respectively.

(j)

Net investment income per share and the ratio of net investment income to average net assets includes significant dividends received during the year ended December 31, 2013. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.42 and 2.39%, $0.25 and 1.63%, $0.25 and 1.63%, $0.48 and 2.63%, $0.50 and 2.70% and $0.51 and 2.72% for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.

(k)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24%,1.00% and 1.00% for Class A, Class B and Class C shares, respectively.

(l)	Reflects activity for the period December 31, 2017 through January 26, 2018 (date of conversion).

18                         Invesco Convertible Securities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (01/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/18)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/18)	Expenses Paid During Period[2]
A	$1,000.00	$1,052.50	$4.53	$1,020.38	$4.46	0.89%
C	1,000.00	1,048.30	8.38	1,016.61	8.25	1.65
Y	1,000.00	1,053.70	3.31	1,021.57	3.26	0.65
R5	1,000.00	1,053.90	3.21	1,021.67	3.16	0.63
R6	1,000.00	1,053.80	2.85	1,022.02	2.81	0.56

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2018 through June 30, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

19                         Invesco Convertible Securities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 5-6, 2018, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Convertible Securities Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate Sub-Advisory Contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2018. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 6, 2018.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by

Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper Convertible Securities Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted that the Fund’s underweight and overweight exposure to and security selection in certain sectors impacted performance. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for

20                         Invesco Convertible Securities Fund

Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from Invesco representing that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that an affiliated broker may receive commissions for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers may use the affiliated broker to, among other things, control order routing and minimize information leakage, and the Board was advised that such trades are executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

21                         Invesco Convertible Securities Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q (or any successor Form) on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q (or any successor Form) may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526	Invesco Distributors, Inc.	MS-CSEC-SAR-1	08102018 1529

Semiannual Report to Shareholders	June 30, 2018

Invesco Global Low Volatility Equity Yield Fund
Nasdaq:
A: GTNDX ∎ C: GNDCX ∎ R: GTNRX ∎ Y: GTNYX ∎ R5: GNDIX ∎ R6: GNDSX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
19	Financial Highlights
20	Fund Expenses
21	Distribution Information
22	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/17 to 6/30/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.55%
Class C Shares	2.18
Class R Shares	2.42
Class Y Shares	2.68
Class R5 Shares	2.80
Class R6 Shares	2.82
MSCI World Index▼ (Broad Market Index)	0.43
Custom Invesco Global Low Volatility Equity Yield Index∎ (Style-Specific Index)	1.68
Lipper Global Equity Income Funds Index◆ (Peer Group Index)	-2.15
Source(s): ▼FactSet Research Systems Inc.; ∎Invesco, FTSE/FactSet Research Systems Inc.; ◆Lipper Inc.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Custom Invesco Global Low Volatility Equity Yield Index is composed of the MSCI World Index (Net) through February 23, 2017 and the MSCI World 100% Hedged to USD Index thereafter.

The Lipper Global Equity Income Funds Index is an unmanaged Index considered representative of global equity income funds tracked by Lipper.

The MSCI World 100% Hedged to USD IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is 100% hedged to the USD and is computed using the net return, which withholds applicable taxes for non-residents investors.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                         Invesco Global Low Volatility Equity Yield Fund

Average Annual Total Returns
As of 6/30/18, including maximum applicable sales charges
Class A Shares
Inception (9/15/97)	5.69%
10 Years	3.38
5 Years	4.64
1 Year	2.19

Class C Shares
Inception (1/2/98)	5.52%
10 Years	3.19
5 Years	5.03
1 Year	6.34

Class R Shares
Inception (10/31/05)	4.22%
10 Years	3.71
5 Years	5.55
1 Year	7.86

Class Y Shares
10 Years	4.21%
5 Years	6.09
1 Year	8.40

Class R5 Shares
Inception (4/30/04)	5.94%
10 Years	4.50
5 Years	6.26
1 Year	8.58

Class R6 Shares
10 Years	4.01%
5 Years	5.93
1 Year	8.60

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of

Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.65%, 2.40%, 1.90%, 1.40%, 1.24% and 1.24%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                         Invesco Global Low Volatility Equity Yield Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In”

on the right side of the homepage, and then select “Register for Individual Account Access.”

Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco Global Low Volatility Equity Yield Fund

Schedule of Investments

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–95.03%
Australia–5.72%
CSR Ltd.	368,115	$1,254,254
Qantas Airways Ltd.	289,205	1,322,726
Regis Resources Ltd.	420,830	1,602,892
St. Barbara Ltd.	77,030	276,573
Whitehaven Coal Ltd.	346,886	1,490,837
		5,947,282

Canada–12.43%
BRP Inc.	31,458	1,516,550
Canfor Corp.(a)	53,308	1,282,928
Capital Power Corp.	83,431	1,601,098
Empire Co. Ltd.–Class A	78,295	1,571,617
Kinross Gold Corp.(a)	328,419	1,236,536
Quebecor Inc.–Class B	74,025	1,515,747
Superior Plus Corp.	130,193	1,258,654
Transcontinental Inc.–Class A	65,790	1,527,777
West Fraser Timber Co., Ltd.	20,605	1,418,230
		12,929,137

China–0.85%
Yangzijiang Shipbuilding Holdings Ltd.	1,336,600	884,126

Denmark–2.84%
H. Lundbeck A/S	18,174	1,277,127
Royal Unibrew A/S	21,019	1,675,024
		2,952,151

Finland–2.80%
Stora Enso Oyj–Class R	72,312	1,412,615
UPM-Kymmene Oyj	42,072	1,504,283
		2,916,898

France–0.86%
Eramet	2,748	359,305
Faurecia S.A.	7,526	535,508
		894,813

Germany–2.34%
Covestro AG–REGS(b)	12,332	1,100,454
TUI AG	60,670	1,331,201
		2,431,655

Hong Kong–3.87%
CLP Holdings Ltd.	158,500	1,700,558
Kerry Properties Ltd.	292,000	1,397,548
NWS Holdings Ltd.	539,000	931,188
		4,029,294

Israel–1.23%
Plus500 Ltd.	60,285	1,284,961

	Shares	Value
Japan–5.25%
Aoyama Trading Co., Ltd.	36,900	$1,232,178
Brother Industries, Ltd.	11,600	228,774
Canon Inc.	33,900	1,110,481
Dai Nippon Printing Co., Ltd.	9,100	203,437
Haseko Corp.	87,200	1,203,496
Nippon Express Co., Ltd.	16,100	1,167,316
Nishimatsu Construction Co., Ltd.	10,900	312,539
		5,458,221

New Zealand–2.61%
Contact Energy Ltd.	179,123	709,722
Mercury NZ Ltd.	284,194	648,673
Spark New Zealand Ltd.	535,899	1,353,857
		2,712,252

Norway–2.76%
SalMar A.S.A.	35,256	1,479,515
Telenor A.S.A.	67,822	1,391,846
		2,871,361

Russia–1.42%
Evraz PLC	220,313	1,478,270

Sweden–4.10%
Loomis AB–Class B	38,461	1,334,956
Svenska Cellulosa AB SCA–Class B	127,221	1,380,247
Swedish Match AB	31,229	1,546,653
		4,261,856

Switzerland–1.40%
Barry Callebaut AG	700	1,256,990
Novartis AG	2,697	204,283
		1,461,273

United Kingdom–10.42%
Barratt Developments PLC	115,355	784,673
Bovis Homes Group PLC	84,208	1,273,084
Fiat Chrysler Automobiles N.V.(a)	34,413	655,029
Next PLC	18,525	1,479,182
PageGroup PLC	182,436	1,354,775
Persimmon PLC	34,871	1,165,756
Royal Mail PLC	168,452	1,123,620
SSE PLC	85,107	1,520,597
Vodafone Group PLC	609,524	1,478,740
		10,835,456

United States–34.13%
AbbVie Inc.	14,414	1,335,457
Amgen Inc.	8,533	1,575,106
Biogen Inc.(a)	4,663	1,353,389
Boeing Co. (The)	890	298,604

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Low Volatility Equity Yield Fund

	Shares	Value
United States–(continued)
CF Industries Holdings, Inc.	31,604	$1,403,218
CubeSmart	34,915	1,124,961
Domtar Corp.	31,737	1,515,124
EastGroup Properties, Inc.	3,119	298,052
Entergy Corp.	19,700	1,591,563
Equity LifeStyle Properties, Inc.	2,219	203,926
FirstEnergy Corp.	46,044	1,653,440
Gaming and Leisure Properties, Inc.	39,902	1,428,492
Gilead Sciences, Inc.	17,456	1,236,583
HollyFrontier Corp.	23,346	1,597,567
HP Inc.	67,987	1,542,625
Huntsman Corp.	43,236	1,262,491
John Wiley & Sons, Inc.–Class A	21,532	1,343,597
Kohl’s Corp.	19,588	1,427,965
Macy’s, Inc.	38,383	1,436,676
Michael Kors Holdings Ltd.(a)	15,906	1,059,340
National Health Investors, Inc.	22,231	1,637,980
NetApp, Inc.	4,370	343,176

	Shares	Value
United States–(continued)
Newmont Mining Corp.	35,049	$1,321,698
Plains GP Holdings LP–Class A(a)	53,409	1,277,009
Seagate Technology PLC	25,452	1,437,274
Target Corp.	19,098	1,453,740
Valero Energy Corp.	13,652	1,513,051
Waddell & Reed Financial, Inc.–Class A	70,746	1,271,306
Xenia Hotels & Resorts, Inc.	23,540	573,434
		35,516,844
Total Common Stocks & Other Equity Interests (Cost $96,019,944)		98,865,850

Money Market Funds–3.45%
Invesco Treasury Portfolio–Institutional Class, 1.76% (Cost $3,586,497)(c)	3,586,497	3,586,497
TOTAL INVESTMENTS IN SECURITIES–98.48% (Cost $99,606,441)		102,452,347
OTHER ASSETS LESS LIABILITIES–1.52%		1,576,925
NET ASSETS–100.00%		$104,029,272

Investment Abbreviations:

REGS	– Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at June 30, 2018 represented 1.06% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of June 30, 2018.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2018

Materials	19.0%
Consumer Discretionary	18.7
Utilities	10.3
Industrials	10.0
Consumer Staples	7.2
Health Care	6.7
Real Estate	6.4
Energy	5.6
Information Technology	4.5
Telecommunication Services	4.1
Financials	2.5
Money Market Funds Plus Other Assets Less Liabilities	5.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Low Volatility Equity Yield Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Dow Jones EURO STOXX 50 Index	14	September-2018	$554,354	$(14,419)	$(14,419)
E-Mini S&P 500 Index	17	September-2018	2,313,360	(54,058)	(54,058)
FTSE 100 Index	3	September-2018	300,974	(3,245)	(3,245)
SGX NIKKEI 225 Index	4	September-2018	401,806	(5,671)	(5,671)
Total Futures Contracts — Equity Risk				$(77,393)	$(77,393)

(a)	Futures contracts are collateralized by $95,200 cash held with Bank of America Merrill Lynch, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
07/13/2018	State Street Bank and Trust Co.	AUD	7,500,000	USD	5,707,898	$155,932
07/13/2018	State Street Bank and Trust Co.	CAD	15,540,000	USD	11,954,104	130,702
07/13/2018	State Street Bank and Trust Co.	CHF	2,330,000	USD	2,373,811	18,150
07/13/2018	State Street Bank and Trust Co.	DKK	17,500,000	USD	2,775,426	29,848
07/13/2018	State Street Bank and Trust Co.	EUR	4,960,000	USD	5,860,300	62,455
07/13/2018	State Street Bank and Trust Co.	GBP	10,630,000	USD	14,253,195	214,767
07/13/2018	State Street Bank and Trust Co.	JPY	610,000,000	USD	5,548,314	32,753
07/13/2018	State Street Bank and Trust Co.	NOK	27,700,000	USD	3,459,479	56,627
07/13/2018	State Street Bank and Trust Co.	NZD	3,800,000	USD	2,670,963	97,106
07/13/2018	State Street Bank and Trust Co.	SEK	37,100,000	USD	4,309,883	164,359
07/13/2018	State Street Bank and Trust Co.	SGD	1,382,342	USD	1,036,165	21,326
Subtotal — Appreciation						984,025
07/13/2018	State Street Bank and Trust Co.	USD	897,047	CHF	880,000	(7,356)
07/13/2018	State Street Bank and Trust Co.	USD	339,407	EUR	290,000	(419)
07/13/2018	State Street Bank and Trust Co.	USD	525,219	NOK	4,200,000	(9,263)
07/13/2018	State Street Bank and Trust Co.	USD	144,625	SGD	194,009	(2,195)
Subtotal — Depreciation						(19,233)
Total Forward Foreign Currency Contracts — Currency Risk						$964,792

Abbreviations:

AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Low Volatility Equity Yield Fund

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

Assets:
Investments in securities, at value (Cost $96,019,944)	$98,865,850
Investments in affiliated money market funds, at value and cost	3,586,497
Other investments:
Variation margin receivable — futures contracts	9,796
Unrealized appreciation on forward foreign currency contracts outstanding	984,025
Foreign currencies, at value (Cost $361,657)	361,947
Deposits with brokers:
Cash collateral — exchange–traded futures contracts	95,200
Receivable for:
Fund shares sold	8,514
Dividends	350,871
Investment for trustee deferred compensation and retirement plans	87,715
Other assets	40,079
Total assets	104,390,494

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	19,233
Payable for:
Fund shares reacquired	51,659
Amount due custodian	67,219
Accrued fees to affiliates	72,486
Accrued trustees’ and officers’ fees and benefits	4,332
Accrued other operating expenses	49,765
Trustee deferred compensation and retirement plans	96,528
Total liabilities	361,222
Net assets applicable to shares outstanding	$104,029,272

Net assets consist of:
Shares of beneficial interest	$104,157,219
Undistributed net investment income	52,128
Undistributed net realized gain (loss)	(3,912,856)
Net unrealized appreciation	3,732,781
$104,029,272

Net Assets:
Class A	$86,152,482
Class C	$8,563,432
Class R	$1,417,894
Class Y	$5,576,491
Class R5	$544,890
Class R6	$1,774,083

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	6,102,008
Class C	641,605
Class R	100,286
Class Y	394,040
Class R5	38,133
Class R6	124,131
Class A:
Net asset value per share	$14.12
Maximum offering price per share
(Net asset value of $14.12 ÷ 94.50%)	$14.94
Class C:
Net asset value and offering price per share	$13.35
Class R:
Net asset value and offering price per share	$14.14
Class Y:
Net asset value and offering price per share	$14.15
Class R5:
Net asset value and offering price per share	$14.29
Class R6:
Net asset value and offering price per share	$14.29

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Global Low Volatility Equity Yield Fund

Statement of Operations

For the six months ended June 30, 2018

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $152,290)	$1,762,605
Dividends from affiliated money market funds	19,391
Total investment income	1,781,996

Expenses:
Advisory fees	405,950
Administrative services fees	24,795
Custodian fees	15,319
Distribution fees:
Class A	107,113
Class B	370
Class C	43,839
Class R	3,642
Transfer agent fees — A, B, C, R and Y	118,571
Transfer agent fees — R5	361
Transfer agent fees — R6	502
Trustees’ and officers’ fees and benefits	11,595
Registration and filing fees	48,375
Reports to shareholders	17,094
Professional services fees	31,988
Other	7,732
Total expenses	837,246
Less: Fees waived and expense offset arrangement(s)	(3,848)
Net expenses	833,398
Net investment income	948,598

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	5,180,223
Foreign currencies	(105,373)
Forward foreign currency contracts	266,031
Futures contracts	(25,361)
5,315,520
Change in net unrealized appreciation (depreciation) of:
Investment securities	(5,341,258)
Foreign currencies	(10,305)
Forward foreign currency contracts	1,605,058
Futures contracts	(90,712)
(3,837,217)
Net realized and unrealized gain	1,478,303
Net increase in net assets resulting from operations	$2,426,901

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Global Low Volatility Equity Yield Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2018 and the year ended December 31, 2017

(Unaudited)

	June 30, 2018	December 31, 2017
Operations:
Net investment income	$948,598	$2,997,114
Net realized gain	5,315,520	5,833,714
Change in net unrealized appreciation (depreciation)	(3,837,217)	7,094,457
Net increase in net assets resulting from operations	2,426,901	15,925,285

Distributions to shareholders from net investment income:
Class A	(799,342)	(2,741,152)
Class B	—	(16,938)
Class C	(49,023)	(217,236)
Class R	(11,836)	(42,304)
Class Y	(41,545)	(150,904)
Class R5	(7,305)	(35,713)
Class R6	(19,626)	(269)
Total distributions from net investment income	(928,677)	(3,204,516)

Share transactions–net:
Class A	(3,725,393)	(14,291,301)
Class B	(530,278)	(692,562)
Class C	(732,518)	(2,272,020)
Class R	(101,708)	(74,917)
Class Y	860,947	889,797
Class R5	(515,332)	(80,257)
Class R6	1,787,897	10,014
Net increase (decrease) in net assets resulting from share transactions	(2,956,385)	(16,511,246)
Net increase (decrease) in net assets	(1,458,161)	(3,790,477)

Net assets:
Beginning of period	105,487,433	109,277,910
End of period (includes undistributed net investment income of $52,128 and $32,207, respectively)	$104,029,272	$105,487,433

Notes to Financial Statements

June 30, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Low Volatility Equity Yield Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is income and long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares were permitted to continue to reinvest dividends and capital gains distributions in Class B shares until their conversion to Class A shares. Also, shareholders in Class B shares were able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they converted to Class A shares. Generally, Class B shares automatically converted to Class A shares on or about the month-end, which was at least eight years after the date of purchase. Redemptions of Class B shares prior to the conversion date were subject to a CDSC. Effective January 26, 2018, all of the Fund’s outstanding Class B shares were converted to Class A shares, in advance of their normally scheduled conversion. No CDSC was paid in connection with this early conversion.

10                         Invesco Global Low Volatility Equity Yield Fund

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net

11                         Invesco Global Low Volatility Equity Yield Fund

investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions — Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

H.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are

12                         Invesco Global Low Volatility Equity Yield Fund

measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.

Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

L.

Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.80%
Next $250 million	0.78%
Next $500 million	0.76%
Next $1.5 billion	0.74%
Next $2.5 billion	0.72%
Next $2.5 billion	0.70%
Next $2.5 billion	0.68%
Over $10 billion	0.66%

For the six months ended June 30, 2018, the effective advisory fees incurred by the Fund was 0.80%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2019, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of average daily net assets (the “expense limits”). Prior to their conversion to Class A shares, the expense limit for Class B shares was 2.75% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2020, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2018, the Adviser waived advisory fees of $1,419.

13                         Invesco Global Low Volatility Equity Yield Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Prior to their conversion to Class A shares, the Fund paid an annual rate of 1.00% of the average daily net assets of Class B shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2018, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2018, IDI advised the Fund that IDI retained $3,699 in front-end sales commissions from the sale of Class A shares and $29 and $63 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period.

14                         Invesco Global Low Volatility Equity Yield Fund

During the six months ended June 30, 2018, there were transfers from Level 1 to Level 2 of $6,083,056 and from Level 2 to Level 1 of $4,797,452, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$5,947,282	$—	$5,947,282
Canada	12,929,137	—	—	12,929,137
China	—	884,126	—	884,126
Denmark	2,952,151	—	—	2,952,151
Finland	1,504,283	1,412,615	—	2,916,898
France	—	894,813	—	894,813
Germany	2,431,655	—	—	2,431,655
Hong Kong	1,397,548	2,631,746	—	4,029,294
Israel	1,284,961	—	—	1,284,961
Japan	—	5,458,221	—	5,458,221
New Zealand	2,712,252	—	—	2,712,252
Norway	2,871,361	—	—	2,871,361
Russian Federation	1,478,270	—	—	1,478,270
Sweden	1,546,653	2,715,203	—	4,261,856
Switzerland	—	1,461,273	—	1,461,273
United Kingdom	7,305,055	3,530,401	—	10,835,456
United States	35,516,844	—	—	35,516,844
Money Market Funds	3,586,497	—	—	3,586,497
Total Investments in Securities	77,516,667	24,935,680	—	102,452,347
Other Investments — Assets*
Forward Foreign Currency Contracts	—	984,025	—	984,025
Futures Contracts	—	—	—	—
	—	984,025	—	984,025
Other Investments — Liabilities*
Forward Foreign Currency Contracts	—	(19,233)	—	(19,233)
Futures Contracts	(77,393)	—	—	(77,393)
	(77,393)	(19,233)	—	(96,626)
Total Other Investments	(77,393)	964,792	—	887,399
Total Investments	$77,439,274	$25,900,472	$—	$103,339,746

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2018:

	Value
Derivative Assets	Currency Risk	Equity Risk	Total
Unrealized appreciation on futures contracts — Exchange-Traded(a)	$—	$—	$—
Unrealized appreciation on forward foreign currency contracts outstanding	984,025	—	984,025
Total Derivative Assets	984,025	—	984,025
Derivatives not subject to master netting agreements	—	—	—
Total Derivative Assets subject to master netting agreements	$984,025	$—	$984,025

15                         Invesco Global Low Volatility Equity Yield Fund

	Value
Derivative Liabilities	Currency Risk	Equity Risk	Total
Unrealized depreciation on futures contracts — Exchange-Traded(a)	$—	$(77,393)	$(77,377)
Unrealized depreciation on forward foreign currency contracts outstanding	(19,233)	—	(19,233)
Total Derivative Liabilities	(19,233)	(77,393)	(96,626)
Derivatives not subject to master netting agreements	—	77,393	77,393
Total Derivative Liabilities subject to master netting agreements	$(19,233)	$—	$(19,233)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2018.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
State Street Bank and Trust Co.	$984,025	$(19,233)	$964,792	$—	$—	$964,792

Effect of Derivative Investments for the six months ended June 30, 2018

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Equity Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$266,031	$—	$266,031
Futures contracts		(25,341)	(25,341)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	1,605,058	—	1,605,058
Futures contracts		(90,712)	(90,712)
Total	$1,871,089	$(116,053)	$1,755,036

The table below summarizes the average notional value of forward foreign currency contracts and futures contracts outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts
Average notional value	$67,949,941	$2,773,843

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2018, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,429.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

16                         Invesco Global Low Volatility Equity Yield Fund

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2017.

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$9,834,792	$—	$9,834,792

*

Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2018 was $72,132,677 and $75,131,218, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$8,300,052
Aggregate unrealized (depreciation) of investments	(5,187,046)
Net unrealized appreciation of investments	$3,113,006

Cost of investments for tax purposes is $100,226,740.

17                         Invesco Global Low Volatility Equity Yield Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended June 30, 2018(a)		Year ended December 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	134,774	$1,882,546	317,987	$4,269,034
Class B(b)	—	—	583	7,491
Class C	29,380	387,210	46,711	591,026
Class R	5,373	74,119	15,107	201,447
Class Y	239,293	3,464,185	313,201	4,153,399
Class R5	1,284	17,982	18,028	238,398
Class R6	142,974	2,062,196	758	10,014

Issued as reinvestment of dividends:
Class A	55,143	752,672	192,594	2,581,160
Class B	—	—	1,304	16,468
Class C	3,599	46,218	15,874	201,092
Class R	867	11,823	3,148	42,276
Class Y	2,657	36,932	9,264	124,498
Class R5	531	7,305	2,634	35,713
Class R6	1,365	18,883	—	—

Conversion of Class B shares to Class A shares:(c)
Class A	35,086	505,937	41,829	556,920
Class B	(37,092)	(505,937)	(44,222)	(556,920)

Reacquired:
Class A	(496,003)	(6,866,548)	(1,632,153)	(21,698,415)
Class B	(1,798)	(24,341)	(12,831)	(159,601)
Class C	(89,021)	(1,165,946)	(244,716)	(3,064,138)
Class R	(13,459)	(187,650)	(23,630)	(318,640)
Class Y	(186,416)	(2,640,170)	(253,397)	(3,388,100)
Class R5	(37,792)	(540,619)	(26,747)	(354,368)
Class R6	(20,966)	(293,182)	—	—
Net increase (decrease) in share activity	(230,221)	$(2,956,385)	(1,258,674)	$(16,511,246)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 20% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Class B shares activity for the period January 1, 2018 through January 26, 2018 (date of conversion).
(c)	Effective as of the close of business January 26, 2018, all outstanding Class B shares were converted to Class A shares.

18                         Invesco Global Low Volatility Equity Yield Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 06/30/18	$13.89	$0.13	$0.23	$0.36	$(0.13)	$14.12	2.62%	$86,152	1.59	%(d)	1.59	%(d)	1.92	%(d)	73%
Year ended 12/31/17	12.37	0.38	1.55	1.93	(0.41)	13.89	15.77	88,550	1.65		1.65		2.83		78
Year ended 12/31/16	12.40	0.40	0.02	0.42	(0.45)	12.37	3.34	92,154	1.49		1.52		3.14		83
Year ended 12/31/15	13.89	0.48	(1.44)	(0.96)	(0.53)	12.40	(7.02)	108,429	1.48		1.52		3.60		94
Year ended 12/31/14	14.44	0.53	(0.55)	(0.02)	(0.53)	13.89	(0.33)	140,461	1.45		1.46		3.55		64
Year ended 12/31/13	11.38	0.27	3.05	3.32	(0.26)	14.44	29.32	117,234	1.54		1.54		2.10		103
Class B
Six months ended 06/30/18(e)	13.15	0.01	0.48	0.49	—	13.64	3.73	—	2.34	(d)	2.34	(d)	1.17	(d)	73
Year ended 12/31/17	11.71	0.26	1.47	1.73	(0.29)	13.15	14.91	512	2.40		2.40		2.08		78
Year ended 12/31/16	11.74	0.29	0.02	0.31	(0.34)	11.71	2.56	1,101	2.24		2.27		2.39		83
Year ended 12/31/15	13.14	0.36	(1.36)	(1.00)	(0.40)	11.74	(7.65)	1,959	2.23		2.27		2.85		94
Year ended 12/31/14	13.66	0.39	(0.52)	(0.13)	(0.39)	13.14	(1.08)	3,580	2.20		2.21		2.80		64
Year ended 12/31/13	10.81	0.16	2.89	3.05	(0.20)	13.66	28.34	5,434	2.29		2.29		1.35		103
Class C
Six months ended 06/30/18	13.13	0.07	0.22	0.29	(0.07)	13.35	2.26	8,563	2.34	(d)	2.34	(d)	1.17	(d)	73
Year ended 12/31/17	11.69	0.26	1.47	1.73	(0.29)	13.13	14.93	9,163	2.40		2.40		2.08		78
Year ended 12/31/16	11.72	0.28	0.02	0.30	(0.33)	11.69	2.56	10,283	2.24		2.27		2.39		83
Year ended 12/31/15	13.13	0.36	(1.37)	(1.01)	(0.40)	11.72	(7.74)	12,900	2.23		2.27		2.85		94
Year ended 12/31/14	13.66	0.40	(0.52)	(0.12)	(0.41)	13.13	(1.06)	18,936	2.20		2.21		2.80		64
Year ended 12/31/13	10.79	0.17	2.89	3.06	(0.19)	13.66	28.42	14,099	2.29		2.29		1.35		103
Class R
Six months ended 06/30/18	13.91	0.11	0.23	0.34	(0.11)	14.14	2.49	1,418	1.84	(d)	1.84	(d)	1.67	(d)	73
Year ended 12/31/17	12.38	0.35	1.56	1.91	(0.38)	13.91	15.55	1,496	1.90		1.90		2.58		78
Year ended 12/31/16	12.42	0.37	0.01	0.38	(0.42)	12.38	3.00	1,398	1.74		1.77		2.89		83
Year ended 12/31/15	13.91	0.44	(1.44)	(1.00)	(0.49)	12.42	(7.24)	1,388	1.73		1.77		3.35		94
Year ended 12/31/14	14.46	0.49	(0.55)	(0.06)	(0.49)	13.91	(0.58)	1,627	1.70		1.71		3.30		64
Year ended 12/31/13	11.41	0.25	3.05	3.30	(0.25)	14.46	29.00	1,351	1.79		1.79		1.85		103
Class Y
Six months ended 06/30/18	13.93	0.15	0.22	0.37	(0.15)	14.15	2.68	5,576	1.34	(d)	1.34	(d)	2.17	(d)	73
Year ended 12/31/17	12.39	0.41	1.58	1.99	(0.45)	13.93	16.20	4,714	1.40		1.40		3.08		78
Year ended 12/31/16	12.42	0.43	0.02	0.45	(0.48)	12.39	3.60	3,339	1.24		1.27		3.39		83
Year ended 12/31/15	13.92	0.52	(1.46)	(0.94)	(0.56)	12.42	(6.90)	4,257	1.23		1.27		3.85		94
Year ended 12/31/14	14.49	0.57	(0.55)	0.02	(0.59)	13.92	(0.04)	10,067	1.20		1.21		3.80		64
Year ended 12/31/13	11.38	0.32	3.04	3.36	(0.25)	14.49	29.63	3,176	1.29		1.29		2.35		103
Class R5
Six months ended 06/30/18	14.06	0.16	0.23	0.39	(0.16)	14.29	2.80	545	1.21	(d)	1.21	(d)	2.30	(d)	73
Year ended 12/31/17	12.52	0.44	1.57	2.01	(0.47)	14.06	16.27	1,042	1.24		1.24		3.24		78
Year ended 12/31/16	12.56	0.45	0.02	0.47	(0.51)	12.52	3.67	1,004	1.10		1.10		3.53		83
Year ended 12/31/15	14.08	0.56	(1.49)	(0.93)	(0.59)	12.56	(6.66)	2,004	1.05		1.05		4.03		94
Year ended 12/31/14	14.63	0.61	(0.55)	0.06	(0.61)	14.08	0.21	13,373	0.97		0.98		4.03		64
Year ended 12/31/13	11.49	0.35	3.08	3.43	(0.29)	14.63	29.99	25,230	1.02		1.02		2.62		103
Class R6
Six months ended 06/30/18	14.06	0.16	0.23	0.39	(0.16)	14.29	2.82	1,774	1.18	(d)	1.18	(d)	2.33	(d)	73
Year ended 12/31/17(f)	13.27	0.34	0.81	1.15	(0.36)	14.06	8.72	11	1.20	(g)	1.20	(g)	3.28	(g)	78

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $86,400, $520, $8,840, $1,469, $3,300, $725 and $1,520 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(e)	Reflects activity for the period January 1, 2018 through January 26, 2018 (date of conversion).
(f)	Commencement date of April 4, 2017.
(g)	Annualized.

19                         Invesco Global Low Volatility Equity Yield Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class R6 shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (01/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/18)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/18)	Expenses Paid During Period[2]
A	$1,000.00	$1,025.50	$7.99	$1,016.91	$7.95	1.59%
C	1,000.00	1,021.80	11.73	1,013.19	11.68	2.34
R	1,000.00	1,024.20	9.23	1,015.67	9.20	1.84
Y	1,000.00	1,026.80	6.73	1,018.15	6.71	1.34
R5	1,000.00	1,028.00	6.08	1,018.79	6.06	1.21
R6	1,000.00	1,028.20	5.93	1,018.94	5.91	1.18

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2018 through June 30, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

20                         Invesco Global Low Volatility Equity Yield Fund

Distribution Information                                                                       Correction notice

The following table sets forth, on a per share basis, the distribution that was paid in March 2018. Included in the table is a written statement of the sources of the distribution on a generally accepted accounting principles (“GAAP”) basis.

		Net Income	Gain from Sale of Securities	Return of Principal	Total Distribution
3/22/18	Class A	$0.0548	$0.000	$0.0223	$0.0771
3/22/18	Class C	0.0267	0.000	0.0223	0.0490
3/22/18	Class R	0.0465	0.000	0.0223	0.0688
3/22/18	Class Y	0.0634	0.000	0.0223	0.0857
3/22/18	Class R5	0.0687	0.000	0.0223	0.0910
3/22/18	Class R6	0.0707	0.000	0.0223	0.0930

Please note that the information in the preceding chart is for financial accounting purposes only. Shareholders should be aware that the tax treatment of distributions likely differs from GAAP treatment. Form 1099-DIV for the calendar year will report distributions for U.S. federal income tax purposes. This Notice is sent to comply with certain U.S. Securities and Exchange Commission requirements.

21                         Invesco Global Low Volatility Equity Yield Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 5-6, 2018, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Global Low Volatility Equity Yield Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2018. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 6, 2018.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Deutschland GmbH currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper Global Equity Income Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one and five year periods and the fifth quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted that the Fund’s overweight and underweight exposure to certain sectors and types of securities detracted from the Fund’s performance. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted

22                         Invesco  Global Low Volatility Equity Yield Fund

that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees and total expense ratio were in the fifth, fourth and fifth quintiles of its expense group, respectively, and discussed with management reasons for such relative actual and contractual management fees and total expenses.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The

Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from Invesco representing that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco

Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that an affiliated broker may receive commissions for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers may use the affiliated broker to, among other things, control order routing and minimize information leakage, and the Board was advised that such trades are executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

23                         Invesco Global Low Volatility Equity Yield Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q (or any successor Form) on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q (or any successor Form) may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526	Invesco Distributors, Inc.	GLVEY-SAR-1	08092018 1327

Semiannual Report to Shareholders	June 30, 2018

Invesco Income Allocation Fund
Nasdaq:
A: ALAAX ∎ C: CLIAX ∎ R: RLIAX ∎ Y: ALAYX ∎ R5: ILAAX ∎ R6: IIASX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
6	Financial Statements
8	Notes to Financial Statements
14	Financial Highlights
15	Fund Expenses
16	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/17 to 6/30/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-2.02%
Class C Shares	-2.39
Class R Shares	-2.15
Class Y Shares	-1.90
Class R5 Shares	-1.90
Class R6 Shares	-1.90
S&P 500 Index▼ (Broad Market Index)	2.65
Custom Invesco Income Allocation Index∎ (Style-Specific Index)	-0.37
Lipper Mixed-Asset Target Allocation Conservative Funds Index[t] (Peer Group Index)	-0.41

Source(s): ▼FactSet Research Systems Inc.; ∎Invesco, FactSet Research Systems Inc.; [t]Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Custom Invesco Income Allocation Index is composed of the following: the S&P 500 Index, MSCI EAFE Index, FTSE NAREIT Equity REITs Index and Bloomberg Barclays U.S. Universal Index. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective.

The Lipper Mixed-Asset Target Allocation Conservative Funds Index is an unmanaged index considered representative of mixed-asset target allocation conservative funds tracked by Lipper.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of US real estate investment trusts.

The Bloomberg Barclays U.S. Universal Index is an unmanaged index comprising US dollar-denominated taxable bonds that are rated investment grade or below investment grade.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                         Invesco Income Allocation Fund

Average Annual Total Returns
As of 6/30/18, including maximum applicable sales charges

Class A Shares
Inception (10/31/05)	4.92%
10 Years	4.76
5 Years	4.18
1 Year	-4.42

Class C Shares
Inception (10/31/05)	4.60%
10 Years	4.56
5 Years	4.55
1 Year	-0.59

Class R Shares
Inception (10/31/05)	5.12%
10 Years	5.08
5 Years	5.07
1 Year	0.89

Class Y Shares
10 Years	5.61%
5 Years	5.62
1 Year	1.40

Class R5 Shares
Inception (10/31/05)	5.65%
10 Years	5.61
5 Years	5.60
1 Year	1.40

Class R6 Shares
10 Years	5.38%
5 Years	5.40
1 Year	1.40

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.79%, 1.54%, 1.04%, 0.54%, 0.54% and 0.54%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.00%, 1.75%, 1.25%, 0.75%, 0.74% and 0.71%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.54%.
2

Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2019. See current prospectus for more information.

3                         Invesco Income Allocation Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In”

on the right side of the homepage, and then select “Register for Individual Account Access.”

Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco Income Allocation Fund

Schedule of Investments

June 30, 2018

(Unaudited)

Invesco Income Allocation Fund

Schedule of Investments in Affiliated Issuers–99.70%(a)

	% of Net Assets 06/30/18	Value 12/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/18	Value 06/30/18
Domestic Equity Funds–20.92%
Invesco Dividend Income Fund–Class R6	10.98%	$78,908,362	$4,958,865	$(17,386,004)	$(3,991,285)	$(501,365)	$931,616	2,680,008	$61,988,573
Invesco Russell Top 200 Pure Value ETF	5.92%	43,416,876	2,524,084	(11,614,723)	(2,176,544)	1,248,012	469,868	885,458	33,397,705
Invesco S&P High Income Infrastructure ETF	4.02%	—	23,386,184	(583,726)	(119,408)	(4,040)	303,872	852,915	22,679,010
Total Domestic Equity Funds		122,325,238	30,869,133	(29,584,453)	(6,287,237)	742,607	1,705,356		118,065,288

Fixed-Income Funds–68.40%
Invesco 1-30 Laddered Treasury ETF	0.00%	21,875,089	499,602	(21,423,698)	482,192	(1,433,185)	152,082	—	—
Invesco Core Plus Bond Fund–Class R6	14.50%	83,949,334	7,798,382	(6,502,773)	(2,899,910)	(510,776)	1,431,345	7,816,070	81,834,257
Invesco Corporate Bond Fund–Class R6	3.75%	29,623,352	665,503	(7,631,694)	(1,194,903)	(305,805)	571,400	3,009,452	21,156,453
Invesco Emerging Markets Sovereign Debt ETF	3.46%	32,633,074	852,628	(10,855,849)	(2,486,307)	(559,693)	622,515	738,456	19,583,853
Invesco Floating Rate Fund–Class R6	8.75%	45,056,197	10,348,672	(5,885,068)	116,077	(259,342)	1,068,604	6,548,612	49,376,536
Invesco High Yield Fund–Class R6	6.77%	45,068,460	1,921,057	(7,407,943)	(748,469)	(622,540)	1,166,871	9,434,707	38,210,565
Invesco Multi-Asset Income Fund–Class R6	9.98%	62,283,018	8,017,261	(11,671,743)	(1,892,622)	(421,790)	1,447,420	5,353,054	56,314,124
Invesco Quality Income Fund–Class R5	11.74%	73,007,642	2,513,885	(6,855,753)	(1,971,757)	(401,737)	1,443,257	5,709,930	66,292,280
Invesco Taxable Municipal Bond ETF	3.48%	—	20,718,056	(1,018,770)	(29,888)	(6,616)	142,206	664,171	19,662,782
Invesco Variable Rate Preferred ETF	5.97%	32,462,594	4,848,403	(2,541,712)	(936,494)	(98,941)	785,301	1,357,499	33,733,850
Total Fixed-Income Funds		425,958,760	58,183,449	(81,795,003)	(11,562,081)	(4,620,425)	8,831,001		386,164,700

Foreign Equity Funds–5.39%
Invesco S&P International Developed Low Volatility ETF	5.39%	34,250,632	—	(2,479,184)	(1,533,953)	167,649	551,413	943,509	30,405,144

Real Estate Funds–4.99%
Invesco Global Real Estate Income Fund–Class R6	4.99%	39,066,558	1,340,853	(11,737,545)	(643,520)	139,713	558,741	3,126,089	28,166,059

Money Market Funds–0.00%
Invesco Government & Agency Portfolio-Institutional Class, 1.80%(b)	0.00%	1,336,068	19,926,649	(21,262,717)	—	—	5,669	—	—
Invesco Liquid Assets Portfolio–Institutional Class, 2.02%(b)	0.00%	954,226	14,233,321	(15,187,631)	3	81	4,760	—	—
Invesco Treasury Portfolio–Institutional Class, 1.76%(b)	0.00%	1,526,934	21,586,576	(23,113,510)	—	—	5,213	—	—
Total Money Market Funds		3,817,228	55,746,546	(59,563,858)	3	81	15,642		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $541,174,228)	99.70%	$625,418,416	$146,139,981	$(185,160,043)	$(20,026,788)	$(3,570,375)	$11,662,153		$562,801,191
OTHER ASSETS LESS LIABILITIES	0.30%								1,705,928
NET ASSETS	100.00%								$564,507,119

Investment Abbreviations:

ETF – Exchnage Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2018.

Portfolio Composition*

Fund Type	% of Total Investments as of 06/30/2018
Fixed Income Funds	68.6%
Equities Funds	26.4
Alternatives Funds	5.0
Money Market Funds	0.0

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Income Allocation Fund

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $541,174,228)	$562,801,191
Receivable for:
Investments sold — affiliated underlying funds	4,530,032
Fund shares sold	344,057
Dividends from affiliated underlying funds	1,984
Fund expenses absorbed	19,815
Investment for trustee deferred compensation and retirement plans	49,467
Other assets	44,661
Total assets	567,791,207

Liabilities:
Payable for:
Fund shares reacquired	1,166,381
Amount due custodian	1,704,659
Accrued fees to affiliates	300,123
Accrued trustees’ and officers’ fees and benefits	5,898
Accrued other operating expenses	52,016
Trustee deferred compensation and retirement plans	55,011
Total liabilities	3,284,088
Net assets applicable to shares outstanding	$564,507,119

Net assets consist of:
Shares of beneficial interest	$551,389,175
Undistributed net investment income	2,734,504
Undistributed net realized gain (loss)	(11,243,523)
Net unrealized appreciation	21,626,963
$564,507,119

Net Assets:
Class A	$359,298,518
Class C	$131,724,242
Class R	$10,480,996
Class Y	$60,814,780
Class R5	$2,054,687
Class R6	$133,896

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	31,887,044
Class C	11,677,124
Class R	929,647
Class Y	5,397,826
Class R5	182,329
Class R6	11,881
Class A:
Net asset value per share	$11.27
Maximum offering price per share
(Net asset value of $11.27 ÷ 94.50%)	$11.93
Class C:
Net asset value and offering price per share	$11.28
Class R:
Net asset value and offering price per share	$11.27
Class Y:
Net asset value and offering price per share	$11.27
Class R5:
Net asset value and offering price per share	$11.27
Class R6:
Net asset value and offering price per share	$11.27

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Income Allocation Fund

Statement of Operations

For the six months ended June 30, 2018

(Unaudited)

Investment income:
Dividends from affiliated underlying funds	$11,662,153

Expenses:
Administrative services fees	81,294
Custodian fees	5,025
Distribution fees:
Class A	470,503
Class B	653
Class C	695,418
Class R	21,533
Transfer agent fees — A, B, C, R & Y	350,734
Transfer agent fees — R5	1,013
Transfer agent fees — R6	9
Trustees’ and officers’ fees and benefits	15,246
Registration and filing fees	67,591
Reports to shareholders	28,290
Professional services fees	22,463
Other	8,764
Total expenses	1,768,536
Less: Expenses reimbursed and expense offset arrangement(s)	(580,460)
Net expenses	1,188,076
Net investment income	10,474,077

Realized and unrealized gain (loss) from investments in affiliated underlying fund shares
Net realized gain (loss) on sales of affiliated underlying fund shares	(3,570,375)
Change in net unrealized appreciation (depreciation) of affiliated underlying fund shares	(20,026,788)
Net gain (loss) from affiliated underlying funds	(23,597,163)
Net increase (decrease) in net assets resulting from operations	$(13,123,086)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Income Allocation Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2018 and the year ended December 31, 2017

(Unaudited)

	June 30, 2018	December 31, 2017
Operations:
Net investment income	$10,474,077	$18,640,985
Net realized gain (loss)	(3,570,375)	4,600,434
Change in net unrealized appreciation (depreciation)	(20,026,788)	20,374,156
Net increase (decrease) in net assets resulting from operations	(13,123,086)	43,615,575

Distributions to shareholders from net investment income:
Class A	(6,430,603)	(13,007,437)
Class B	(1,783)	(37,575)
Class C	(1,844,401)	(3,631,941)
Class R	(137,985)	(181,591)
Class Y	(1,266,503)	(2,204,811)
Class R5	(37,224)	(60,821)
Class R6	(591)	(273)
Total distributions from net investment income	(9,719,090)	(19,124,449)

Share transactions–net:
Class A	(18,227,429)	3,551,272
Class B	(868,342)	(1,241,085)
Class C	(9,992,475)	16,085,365
Class R	3,811,268	1,690,792
Class Y	(13,249,288)	39,613,011
Class R5	25,445	1,222,860
Class R6	124,452	10,000
Net increase (decrease) in net assets resulting from share transactions	(38,376,369)	60,932,215
Net increase (decrease) in net assets	(61,218,545)	85,423,341

Net assets:
Beginning of period	625,725,664	540,302,323
End of period (includes undistributed net investment income of $2,734,504 and $1,979,517, respectively)	$564,507,119	$625,725,664

Notes to Financial Statements

June 30, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Income Allocation Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is current income and, secondarily, growth of capital.

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”), formerly Invesco PowerShares Capital Management LLC, an affiliate of Invesco. Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares were permitted to continue to reinvest dividends and capital gains distributions in Class B shares until their conversion to Class A shares. Also, shareholders in Class B shares were able to exchange those shares for Class B shares of other Invesco Funds

8                         Invesco Income Allocation Fund

offering such shares until they converted to Class A shares. Generally, Class B shares automatically converted to Class A shares on or about the month-end, which was at least eight years after the date of purchase. Redemptions of Class B shares prior to the conversion date were subject to a CDSC. Effective January 26, 2018, all of the Fund’s outstanding Class B shares were converted to Class A shares, in advance of their normally scheduled conversion. No CDSC was paid in connection with this early conversion.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

9                         Invesco Income Allocation Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions — Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D.

Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.

Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further in Note 10.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least April 30, 2019, to reimburse expenses to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.25%, 1.00%, 0.50%, 0.00%, 0.00% and 0.00%, respectively, of average daily net assets (the “expense limits”). Prior to their conversion to Class A shares, the expense limit for Class B shares was 1.00% of average daily net assets. In determining Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of a Fund directly, but are fees and expenses, including management fees of the

10                         Invesco Income Allocation Fund

investment companies in which a Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended June 30, 2018, the Adviser reimbursed fund level expenses of $228,705 and reimbursed class level expenses of $221,116, $77, $81,704, $5,060, $40,958, $1,013 and $9 of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Prior to their conversion to Class A shares, the Fund paid an annual rate of 1.00% of the average daily net assets of Class B shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2018, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2018, IDI advised the Fund that IDI retained $65,821 in front-end sales commissions from the sale of Class A shares and $6,272 and $8,827 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

The underlying Invesco funds pay no distribution fees for Class R6 and the Fund pays no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2018, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended June 30, 2018, there were no material transfers between valuation levels.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2018, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,818.

11                         Invesco Income Allocation Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2017, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$1,140,741	$—	$1,140,741

*

Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2018 was $90,393,435 and $125,596,185, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$22,249,123
Aggregate unrealized (depreciation) of investments	(7,154,567)
Net unrealized appreciation of investments	$15,094,556

Cost of investments for tax purposes is $547,706,635.

12                         Invesco Income Allocation Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2018(a)		Year ended December 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	3,054,892	$35,627,376	8,390,016	$96,473,649
Class B(b)	51	597	7,104	82,694
Class C	1,173,395	13,460,116	4,718,408	54,441,894
Class R	397,092	4,516,699	420,538	4,868,670
Class Y	1,138,796	13,106,975	5,475,552	62,899,823
Class R5	12,231	139,157	124,566	1,432,150
Class R6(c)	10,968	124,043	876	10,000

Issued as reinvestment of dividends:
Class A	495,623	5,632,638	995,848	11,454,241
Class B(b)	140	1,639	2,916	33,511
Class C	136,593	1,554,196	269,302	3,102,196
Class R	12,156	137,985	15,779	181,591
Class Y	77,684	883,044	139,205	1,604,550
Class R5	3,255	36,987	5,229	60,338
Class R6	37	409	—	—

Conversion of Class B shares to Class A shares:(d)
Class A	66,673	65,942	99,233	1,141,784
Class B	(66,560)	(65,942)	(99,044)	(1,141,784)

Reacquired:
Class A	(5,231,948)	(59,553,385)	(9,179,305)	(105,518,402)
Class B(b)	(7,231)	(804,636)	(18,734)	(215,506)
Class C	(2,191,609)	(25,006,787)	(3,592,624)	(41,458,725)
Class R	(73,374)	(843,416)	(289,754)	(3,359,469)
Class Y	(2,393,675)	(27,239,307)	(2,162,362)	(24,891,362)
Class R5	(13,097)	(150,699)	(23,401)	(269,628)
Net increase (decrease) in share activity	(3,397,908)	$(38,376,369)	5,299,348	$60,932,215

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Class B shares activity for the period January 1, 2018 through January 26, 2018 (date of conversion).
(c)	Commencement date of April 4, 2017.
(d)	Effective as of the close of business January 26, 2018, all outstanding Class B shares were converted to Class A shares.

13                         Invesco Income Allocation Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net Investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/18	$11.70	$0.21	$(0.45)	$(0.24)	$(0.19)	$—	$(0.19)	$11.27	(2.02)%	$359,299	0.25	%(e)	0.44	%(e)	3.66	%(e)	15%
Year ended 12/31/17	11.21	0.38	0.50	0.88	(0.39)	—	(0.39)	11.70	7.99	391,850	0.25		0.46		3.32		8
Year ended 12/31/16	10.66	0.40	0.56	0.96	(0.36)	(0.05)	(0.41)	11.21	9.15	372,141	0.25		0.46		3.64		38
Year ended 12/31/15	11.18	0.37	(0.48)	(0.11)	(0.40)	(0.01)	(0.41)	10.66	(1.08)	282,690	0.25		0.48		3.37		1
Year ended 12/31/14	10.69	0.38	0.51	0.89	(0.40)	—	(0.40)	11.18	8.44	199,834	0.25		0.52		3.42		4
Year ended 12/31/13	10.38	0.36	0.31	0.67	(0.36)	—	(0.36)	10.69	6.53	131,485	0.25		0.56		3.39		24
Class B
Six months ended 06/30/18(f)	11.72	0.03	0.07	0.10	(0.02)	—	(0.02)	11.80	0.89	—	1.00	(e)	1.19	(e)	2.91	(e)	15
Year ended 12/31/17	11.23	0.30	0.50	0.80	(0.31)	—	(0.31)	11.72	7.18	863	1.00		1.21		2.57		8
Year ended 12/31/16	10.68	0.32	0.56	0.88	(0.28)	(0.05)	(0.33)	11.23	8.32	2,037	1.00		1.21		2.89		38
Year ended 12/31/15	11.19	0.29	(0.48)	(0.19)	(0.31)	(0.01)	(0.32)	10.68	(1.72)	2,903	1.00		1.23		2.62		1
Year ended 12/31/14	10.70	0.30	0.51	0.81	(0.32)	—	(0.32)	11.19	7.63	4,357	1.00		1.27		2.67		4
Year ended 12/31/13	10.39	0.28	0.31	0.59	(0.28)	—	(0.28)	10.70	5.73	5,157	1.00		1.31		2.64		24
Class C
Six months ended 06/30/18	11.71	0.17	(0.45)	(0.28)	(0.15)	—	(0.15)	11.28	(2.39)	131,724	1.00	(e)	1.19	(e)	2.91	(e)	15
Year ended 12/31/17	11.22	0.30	0.50	0.80	(0.31)	—	(0.31)	11.71	7.18	147,051	1.00		1.21		2.57		8
Year ended 12/31/16	10.67	0.32	0.56	0.88	(0.28)	(0.05)	(0.33)	11.22	8.33	125,281	1.00		1.21		2.89		38
Year ended 12/31/15	11.19	0.29	(0.49)	(0.20)	(0.31)	(0.01)	(0.32)	10.67	(1.81)	101,367	1.00		1.23		2.62		1
Year ended 12/31/14	10.70	0.30	0.51	0.81	(0.32)	—	(0.32)	11.19	7.63	68,771	1.00		1.27		2.67		4
Year ended 12/31/13	10.39	0.28	0.31	0.59	(0.28)	—	(0.28)	10.70	5.73	38,400	1.00		1.31		2.64		24
Class R
Six months ended 06/30/18	11.70	0.19	(0.44)	(0.25)	(0.18)	—	(0.18)	11.27	(2.15)	10,481	0.50	(e)	0.69	(e)	3.41	(e)	15
Year ended 12/31/17	11.22	0.35	0.49	0.84	(0.36)	—	(0.36)	11.70	7.63	6,949	0.50		0.71		3.07		8
Year ended 12/31/16	10.67	0.37	0.56	0.93	(0.33)	(0.05)	(0.38)	11.22	8.87	5,016	0.50		0.71		3.39		38
Year ended 12/31/15	11.19	0.35	(0.49)	(0.14)	(0.37)	(0.01)	(0.38)	10.67	(1.32)	3,058	0.50		0.73		3.12		1
Year ended 12/31/14	10.69	0.35	0.52	0.87	(0.37)	—	(0.37)	11.19	8.26	3,073	0.50		0.77		3.17		4
Year ended 12/31/13	10.38	0.33	0.31	0.64	(0.33)	—	(0.33)	10.69	6.27	2,046	0.50		0.81		3.14		24
Class Y
Six months ended 06/30/18	11.70	0.22	(0.44)	(0.22)	(0.21)	—	(0.21)	11.27	(1.90)	60,815	0.00	(e)	0.19	(e)	3.91	(e)	15
Year ended 12/31/17	11.21	0.41	0.50	0.91	(0.42)	—	(0.42)	11.70	8.26	76,898	0.00		0.21		3.57		8
Year ended 12/31/16	10.66	0.43	0.56	0.99	(0.39)	(0.05)	(0.44)	11.21	9.42	35,002	0.00		0.21		3.89		38
Year ended 12/31/15	11.18	0.40	(0.49)	(0.09)	(0.42)	(0.01)	(0.43)	10.66	(0.83)	14,578	0.00		0.23		3.62		1
Year ended 12/31/14	10.69	0.41	0.51	0.92	(0.43)	—	(0.43)	11.18	8.71	14,031	0.00		0.27		3.67		4
Year ended 12/31/13	10.38	0.38	0.31	0.69	(0.38)	—	(0.38)	10.69	6.80	2,697	0.00		0.31		3.64		24
Class R5
Six months ended 06/30/18	11.70	0.22	(0.44)	(0.22)	(0.21)	—	(0.21)	11.27	(1.90)	2,055	0.00	(e)	0.18	(e)	3.91	(e)	15
Year ended 12/31/17	11.21	0.41	0.50	0.91	(0.42)	—	(0.42)	11.70	8.26	2,105	0.00		0.20		3.57		8
Year ended 12/31/16	10.66	0.43	0.56	0.99	(0.39)	(0.05)	(0.44)	11.21	9.42	825	0.00		0.18		3.89		38
Year ended 12/31/15	11.18	0.40	(0.49)	(0.09)	(0.42)	(0.01)	(0.43)	10.66	(0.83)	850	0.00		0.20		3.62		1
Year ended 12/31/14	10.69	0.41	0.51	0.92	(0.43)	—	(0.43)	11.18	8.71	882	0.00		0.23		3.67		4
Year ended 12/31/13	10.38	0.38	0.31	0.69	(0.38)	—	(0.38)	10.69	6.80	283	0.00		0.27		3.64		24
Class R6
Six months ended 06/30/18	11.70	0.22	(0.44)	(0.22)	(0.21)	—	(0.21)	11.27	(1.90)	134	0.00	(e)	0.15	(e)	3.91	(e)	15
Year ended 12/31/17(g)	11.42	0.31	0.28	0.59	(0.31)	—	(0.31)	11.70	5.25	10	0.00	(h)	0.17	(h)	3.57	(h)	8

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.54%, 0.54%, 0.58%, 0.62%, 0.62% and 0.60% for the six months ended June 30, 2018 and for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

Ratios are annualized and based on average daily net assets (000’s omitted) of $379,521, $852, $140,236, $8,685, $70,300, $2,042 and $26 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(f)	Reflects activity for the period January 1, 2018 through January 26, 2018 (date of conversion).
(g)	Commencement date of April 4, 2017.
(h)	Annualized.

14                         Invesco Income Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018, through June 30, 2018.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

Class		ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
	Beginning Account Value (01/01/18)	Ending Account Value (06/30/18)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/18)	Expenses Paid During Period [2]
A	$1,000.00	$979.80	$1.23	$1,023.55	$1.25	0.25%
C	1,000.00	976.10	4.90	1,019.84	5.01	1.00
R	1,000.00	978.50	2.45	1,022.32	2.51	0.50
Y	1,000.00	981.00	0.00	1,024.79	0.00	0.00
R5	1,000.00	981.00	0.00	1,024.79	0.00	0.00
R6	1,000.00	981.00	0.00	1,024.79	0.00	0.00

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2018 through June 30, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

15                         Invesco Income Allocation Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 5-6, 2018, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Income Allocation Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2018. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 6, 2018.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper Mixed-Asset Target Allocation Conservative Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board noted that the Fund’s allocation to equity underlying funds and the performance of certain underlying funds in which the Fund invests impacted Fund performance. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board

16                         Invesco Income Allocation Fund

noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated and unaffiliated exchange traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.

17                         Invesco Income Allocation Fund

Explore High-Conviction Investing with Invesco

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
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∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q (or any successor Form) on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q (or any successor Form) may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526	Invesco Distributors, Inc.	INCAL-SAR-1	08082018 1028

Semiannual Report to Shareholders	June 30, 2018

Invesco International Allocation Fund
Nasdaq:
A: AINAX ∎ C: INACX ∎ R: RINAX ∎ Y: AINYX ∎ R5: INAIX ∎ R6: INASX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
5	Financial Statements
7	Notes to Financial Statements
13	Financial Highlights
14	Fund Expenses
15	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit

invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/17 to 6/30/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-5.08%
Class C Shares	-5.40
Class R Shares	-5.24
Class Y Shares	-5.02
Class R5 Shares	-4.92
Class R6 Shares	-4.92
MSCI All Country World ex-U.S. Index▼ (Broad Market/Style-Specific Index)	-3.77
Lipper International Multi-Cap Core Funds Index∎ (Peer Group Index)	-2.78
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The MSCI All Country World ex-U.S. Index is an index considered representative of developed and emerging market stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper International Multi-Cap Core Funds Index is an unmanaged index considered representative of international multi-cap core funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C,

Class R, Class Y, Class R5 and Class R6 shares was 1.45%, 2.20%, 1.70%, 1.20%, 1.03% and 0.94%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Average Annual Total Returns
As of 6/30/18, including maximum applicable sales charges
Class A Shares
Inception (10/31/05)	3.86%
10 Years	2.13
5 Years	3.67
1 Year	-1.47
Class C Shares
Inception (10/31/05)	3.55%
10 Years	1.94
5 Years	4.07
1 Year	2.51
Class R Shares
Inception (10/31/05)	4.07%
10 Years	2.45
5 Years	4.58
1 Year	4.02
Class Y Shares
10 Years	2.96%
5 Years	5.10
1 Year	4.54
Class R5 Shares
Inception (10/31/05)	4.68%
10 Years	3.08
5 Years	5.30
1 Year	4.70
Class R6 Shares
10 Years	2.77%
5 Years	4.98
1 Year	4.71

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.73%.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco International Allocation Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

3                      Invesco International Allocation Fund

Schedule of Investments

June 30, 2018

(Unaudited)

Invesco International Allocation Fund

Schedule of Investments in Affiliated Issuers–100.62%(a)

	% of Net Assets 06/30/18	Value 12/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 06/30/18	Value 06/30/18
Foreign Equity Funds–99.68%
Invesco Developing Markets Fund– Class R6	5.03%	$7,954,496	$841,353	$(377,851)	$(1,191,033)	$142,375	$—	225,776	$7,369,340
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	8.96%	28,507,296	47,499	(900,935)	(14,798,131)	279,057	153,106	396,462	13,134,786
Invesco FTSE RAFI Developed Markets ex-US Small-Mid ETF	16.83%	14,180,533	1,200,070	(3,372,132)	11,732,086	935,617	459,408	573,998	24,676,174
Invesco FTSE RAFI Emerging Markets ETF	5.96%	9,608,934	663,851	(897,169)	(1,032,056)	400,821	78,721	423,047	8,744,381
Invesco International Companies Fund– Class R6	13.98%	19,063,742	3,294,232	(1,370,786)	(809,451)	318,525	—	1,720,929	20,496,262
Invesco International Core Equity Fund– Class R6	8.99%	15,873,099	321,749	(2,080,913)	(1,415,745)	482,900	—	1,123,707	13,181,090
Invesco International Growth Fund– Class R6	18.02%	28,572,194	366,533	(899,507)	(2,006,974)	381,025	—	761,628	26,413,271
Invesco International Small Company Fund–Class R6	6.97%	11,160,107	343,212	(873,534)	(887,301)	472,413	—	553,953	10,214,897
Invesco Low Volatility Emerging Markets Fund–Class R6	4.03%	6,392,705	471,443	(264,525)	(710,169)	11,871	—	754,645	5,901,325
Invesco S&P International Developed Low Volatility ETF	10.91%	17,394,848	485,993	(1,149,047)	(927,006)	188,391	292,029	496,288	15,993,179
Total Foreign Equity Funds		158,707,954	8,035,935	(12,186,399)	(12,045,780)	3,612,995	983,264		146,124,705

Money Market Funds–0.94%
Invesco Government & Agency Portfolio– Institutional Class, 1.80%(b)	0.28%	576,845	2,806,368	(2,973,042)	—	—	1,428	410,171	410,171
Invesco Liquid Assets Portfolio– Institutional Class, 2.02%(b)	0.20%	412,030	2,004,549	(2,123,669)	—	65	1,177	292,888	292,975
Invesco Treasury Portfolio– Institutional Class, 1.76%(b)	0.46%	659,252	3,385,542	(3,369,550)	—	—	1,956	675,244	675,244
Total Money Market Funds		1,648,127	8,196,459	(8,466,261)	—	65	4,561		1,378,390
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $127,802,258)	100.62%	$160,356,081	$16,232,394	$(20,652,660)	$(12,045,780)	$3,613,060	$987,825		$147,503,095
OTHER ASSETS LESS LIABILITIES	(0.62)%								(912,456)
NET ASSETS	100.00%								$146,590,639

Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2018.

Portfolio Composition†

Asset Class*	% of Total Investments As of 06/30/18
Developed Markets	84.9%
Emerging Markets	15.1

*	Excluding money market funds.
†	Based on Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco International Allocation Fund

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $127,802,258)	$147,503,095
Receivable for:
Investments sold — affiliated underlying funds	122,672
Fund shares sold	105,004
Dividends from affiliated underlying funds	862
Investment for trustee deferred compensation and retirement plans	64,160
Other assets	34,769
Total assets	147,830,562

Liabilities:
Payable for:
Investments purchased — affiliated underlying funds	776,659
Fund shares reacquired	258,335
Accrued fees to affiliates	97,626
Accrued trustees’ and officers’ fees and benefits	4,503
Accrued other operating expenses	31,076
Trustee deferred compensation and retirement plans	71,724
Total liabilities	1,239,923
Net assets applicable to shares outstanding	$146,590,639

Net assets consist of:
Shares of beneficial interest	$172,990,633
Undistributed net investment income	859,318
Undistributed net realized gain (loss)	(46,960,149)
Net unrealized appreciation	19,700,837
$146,590,639

Net Assets:
Class A	$97,286,205
Class C	$21,178,581
Class R	$4,373,268
Class Y	$14,509,937
Class R5	$7,828,357
Class R6	$1,414,291

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	8,395,752
Class C	1,830,873
Class R	377,547
Class Y	1,256,051
Class R5	675,238
Class R6	121,978
Class A:
Net asset value per share	$11.59
Maximum offering price per share
(Net asset value of $11.59 ÷ 94.50%)	$12.26
Class C:
Net asset value and offering price per share	$11.57
Class R:
Net asset value and offering price per share	$11.58
Class Y:
Net asset value and offering price per share	$11.55
Class R5:
Net asset value and offering price per share	$11.59
Class R6:
Net asset value and offering price per share	$11.59

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco International Allocation Fund

Statement of Operations

For the six months ended June 30, 2018

(Unaudited)

Investment income:
Dividends from affiliated underlying funds	$987,825

Expenses:
Administrative services fees	24,794
Custodian fees	4,130
Distribution fees:
Class A	127,421
Class B	504
Class C	117,900
Class R	11,539
Transfer agent fees — A, B, C, R & Y	169,109
Transfer agent fees — R5	4,022
Transfer agent fees — R6	55
Trustees’ and officers’ fees and benefits	11,985
Registration and filing fees	50,665
Reports to shareholders	24,101
Professional services fees	22,770
Other	7,084
Total expenses	576,079
Less: Expense offset arrangement(s)	(2,925)
Net expenses	573,154
Net investment income	414,671

Realized and unrealized gain (loss) from investments in affiliated underlying fund shares
Net realized gain on sales of affiliated underlying fund shares	3,613,060
Change in net unrealized appreciation (depreciation) of affiliated underlying fund shares	(12,045,780)
Net gain (loss) from affiliated underlying funds	(8,432,720)
Net increase (decrease) in net assets resulting from operations	$(8,018,049)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco International Allocation Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2018 and the year ended December 31, 2017

(Unaudited)

	June 30, 2018	December 31, 2017
Operations:
Net investment income	$414,671	$2,310,668
Net realized gain	3,613,060	13,460,623
Change in net unrealized appreciation (depreciation)	(12,045,780)	17,395,693
Net increase (decrease) in net assets resulting from operations	(8,018,049)	33,166,984

Distributions to shareholders from net investment income:
Class A	—	(1,999,235)
Class B	—	(8,413)
Class C	—	(298,596)
Class R	—	(82,330)
Class Y	—	(422,780)
Class R5	—	(189,748)
Class R6	—	(304)
Total distributions from net investment income	—	(3,001,406)

Share transactions–net:
Class A	114,912	(18,404,467)
Class B	(682,566)	(721,069)
Class C	(1,860,716)	(2,200,367)
Class R	(165,108)	(451,327)
Class Y	(3,822,441)	9,257,539
Class R5	117,868	488,397
Class R6	1,547,852	10,824
Net increase (decrease) in net assets resulting from share transactions	(4,750,199)	(12,020,470)
Net increase (decrease) in net assets	(12,768,248)	18,145,108

Net assets:
Beginning of period	159,358,887	141,213,779
End of period (includes undistributed net investment income of $859,318 and $444,647, respectively)	$146,590,639	$159,358,887

Notes to Financial Statements

June 30, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco International Allocation Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund is a “fund of funds,” in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”), formerly Invesco PowerShares Capital Management LLC, an affiliate of Invesco. Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares were permitted to continue to reinvest dividends and capital gains distributions in Class B shares until their

7                         Invesco  International Allocation Fund

conversion to Class A shares. Also, shareholders in Class B shares were able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they converted to Class A shares. Generally, Class B shares automatically converted to Class A shares on or about the month-end, which was at least eight years after the date of purchase. Redemptions of Class B shares prior to the conversion date were subject to a CDSC. Effective January 26, 2018, all of the Fund’s outstanding Class B shares were converted to Class A shares, in advance of their normally scheduled conversion. No CDSC was paid in connection with this early conversion.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as

8                         Invesco  International Allocation Fund

realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D.

Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.

Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further in Note 10.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2019, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of average daily net assets (the “expense limits”). Prior to their conversion to Class A shares, the expense limit for Class B shares was 3.00% of average daily net assets. In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of a Fund directly, but are fees and expenses, including management fees of the investment companies in which a Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the

9                         Invesco  International Allocation Fund

course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Prior to their conversion to Class A shares, the Fund paid an annual rate of 1.00% of the average daily net assets of Class B shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2018, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2018, IDI advised the Fund that IDI retained $12,377 in front-end sales commissions from the sale of Class A shares and $9 and $504 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

The underlying Invesco mutual funds pay no distribution fees for Class R6 and the Fund pays no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2018, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended June 30, 2018, there were no material transfers between valuation levels.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2018, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,925.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

10                         Invesco  International Allocation Fund

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2017, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
December 31, 2018	$9,317,140	$—	$9,317,140
Not subject to expiration	—	31,167,956	31,167,956
	$9,317,140	$31,167,956	$40,485,096

*

Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2018 was $8,035,935 and $12,186,399, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$10,474,639
Aggregate unrealized (depreciation) of investments	(861,915)
Net unrealized appreciation of investments	$9,612,724

Cost of investments for tax purposes is $137,890,371.

11                         Invesco  International Allocation Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2018(a)		Year ended December 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	676,904	$8,282,383	1,185,449	$13,458,629
Class B(b)	710	9,210	6,219	72,137
Class C	158,445	1,950,856	353,728	4,044,085
Class R	37,605	456,630	144,930	1,694,381
Class Y	156,907	1,910,174	1,547,234	16,760,085
Class R5	32,710	394,710	99,361	1,138,487
Class R6(c)	147,078	1,861,494	1,001	10,803

Issued as reinvestment of dividends:
Class A	—	—	165,634	1,989,251
Class B(b)	—	—	698	8,403
Class C	—	—	24,530	295,346
Class R	—	—	6,849	82,330
Class Y	—	—	34,293	410,140
Class R5	—	—	15,806	189,519
Class R6	—	—	2	21

Conversion of Class B shares to Class A shares:(d)
Class A	50,891	664,121	55,286	626,761
Class B	(50,852)	(664,121)	(55,359)	(626,761)

Reacquired:
Class A	(723,986)	(8,831,592)	(3,113,046)	(34,479,108)
Class B(b)	(2,133)	(27,655)	(15,685)	(174,848)
Class C	(313,535)	(3,811,572)	(583,088)	(6,539,798)
Class R	(51,083)	(621,738)	(197,702)	(2,228,038)
Class Y	(466,715)	(5,732,615)	(709,464)	(7,912,686)
Class R5	(22,698)	(276,842)	(73,793)	(839,609)
Class R6	(26,103)	(313,642)	—	—
Net increase (decrease) in share activity	(395,855)	$(4,750,199)	(1,107,117)	$(12,020,470)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Class B shares activity for the period January 1, 2018 through January 26, 2018 (date of conversion).
(c)	Commencement date of April 4, 2017.
(d)	Effective as of the close of business January 26, 2018, all outstanding Class B shares were converted to Class A shares.

12                         Invesco  International Allocation Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/18	$12.21	$0.04	$(0.66)	$(0.62)	$—	$11.59	(5.08)%	$97,286	0.66	%(e)	0.66	%(e)	0.60	%(e)	5%
Year ended 12/31/17	9.97	0.18	2.30	2.48	(0.24)	12.21	24.94	102,479	0.72		0.72		1.61		27
Year ended 12/31/16	9.54	0.15	0.42	0.57	(0.14)	9.97	6.03	100,698	0.70		0.70		1.56		47
Year ended 12/31/15	10.69	0.15	(1.16)	(1.01)	(0.14)	9.54	(9.48)	108,787	0.66		0.66		1.37		9
Year ended 12/31/14	11.07	0.16	(0.36)	(0.20)	(0.18)	10.69	(1.78)	128,452	0.63		0.63		1.46		12
Year ended 12/31/13	9.94	0.14	1.15	1.29	(0.16)	11.07	13.02	136,055	0.64		0.64		1.36		8
Class B
Six months ended 06/30/18(f)	12.24	(0.00)	0.82	0.82	—	13.06	6.70	—	1.41	(e)	1.41	(e)	(0.15	)(e)	5
Year ended 12/31/17	9.99	0.10	2.30	2.40	(0.15)	12.24	24.08	640	1.47		1.47		0.86		27
Year ended 12/31/16	9.56	0.08	0.42	0.50	(0.07)	9.99	5.18	1,163	1.45		1.45		0.81		47
Year ended 12/31/15	10.69	0.07	(1.15)	(1.08)	(0.05)	9.56	(10.08)	2,343	1.41		1.41		0.62		9
Year ended 12/31/14	11.06	0.08	(0.36)	(0.28)	(0.09)	10.69	(2.52)	5,276	1.38		1.38		0.71		12
Year ended 12/31/13	9.94	0.06	1.14	1.20	(0.08)	11.06	12.09	8,974	1.39		1.39		0.61		8
Class C
Six months ended 06/30/18	12.23	(0.01)	(0.65)	(0.66)	—	11.57	(5.40)	21,179	1.41	(e)	1.41	(e)	(0.15	)(e)	5
Year ended 12/31/17	9.99	0.10	2.29	2.39	(0.15)	12.23	23.98	24,297	1.47		1.47		0.86		27
Year ended 12/31/16	9.55	0.08	0.43	0.51	(0.07)	9.99	5.29	21,890	1.45		1.45		0.81		47
Year ended 12/31/15	10.69	0.07	(1.16)	(1.09)	(0.05)	9.55	(10.18)	23,659	1.41		1.41		0.62		9
Year ended 12/31/14	11.06	0.08	(0.36)	(0.28)	(0.09)	10.69	(2.52)	27,874	1.38		1.38		0.71		12
Year ended 12/31/13	9.94	0.06	1.14	1.20	(0.08)	11.06	12.09	30,241	1.39		1.39		0.61		8
Class R
Six months ended 06/30/18	12.22	0.02	(0.66)	(0.64)	—	11.58	(5.24)	4,373	0.91	(e)	0.91	(e)	0.35	(e)	5
Year ended 12/31/17	9.98	0.15	2.30	2.45	(0.21)	12.22	24.61	4,779	0.97		0.97		1.36		27
Year ended 12/31/16	9.55	0.13	0.42	0.55	(0.12)	9.98	5.75	4,361	0.95		0.95		1.31		47
Year ended 12/31/15	10.69	0.12	(1.15)	(1.03)	(0.11)	9.55	(9.65)	5,100	0.91		0.91		1.12		9
Year ended 12/31/14	11.07	0.14	(0.37)	(0.23)	(0.15)	10.69	(2.05)	6,260	0.88		0.88		1.21		12
Year ended 12/31/13	9.94	0.12	1.14	1.26	(0.13)	11.07	12.74	6,412	0.89		0.89		1.11		8
Class Y
Six months ended 06/30/18	12.16	0.05	(0.66)	(0.61)	—	11.55	(5.02)	14,510	0.41	(e)	0.41	(e)	0.85	(e)	5
Year ended 12/31/17	9.93	0.21	2.29	2.50	(0.27)	12.16	25.25	19,040	0.47		0.47		1.86		27
Year ended 12/31/16	9.50	0.18	0.42	0.60	(0.17)	9.93	6.34	6,889	0.45		0.45		1.81		47
Year ended 12/31/15	10.65	0.17	(1.15)	(0.98)	(0.17)	9.50	(9.25)	7,388	0.41		0.41		1.62		9
Year ended 12/31/14	11.03	0.19	(0.36)	(0.17)	(0.21)	10.65	(1.52)	7,345	0.38		0.38		1.71		12
Year ended 12/31/13	9.91	0.17	1.13	1.30	(0.18)	11.03	13.23	7,959	0.39		0.39		1.61		8
Class R5
Six months ended 06/30/18	12.19	0.06	(0.66)	(0.60)	—	11.59	(4.92)	7,828	0.29	(e)	0.29	(e)	0.97	(e)	5
Year ended 12/31/17	9.96	0.23	2.29	2.52	(0.29)	12.19	25.38	8,112	0.30		0.30		2.03		27
Year ended 12/31/16	9.53	0.20	0.42	0.62	(0.19)	9.96	6.52	6,212	0.26		0.26		2.00		47
Year ended 12/31/15	10.68	0.19	(1.15)	(0.96)	(0.19)	9.53	(9.04)	5,915	0.24		0.24		1.79		9
Year ended 12/31/14	11.07	0.23	(0.38)	(0.15)	(0.24)	10.68	(1.35)	42	0.17		0.17		1.92		12
Year ended 12/31/13	9.94	0.19	1.15	1.34	(0.21)	11.07	13.52	1,188	0.18		0.18		1.82		8
Class R6
Six months ended 06/30/18	12.19	0.06	(0.66)	(0.60)	—	11.59	(4.92)	1,414	0.20	(e)	0.20	(e)	1.06	(e)	5
Year ended 12/31/17(g)	10.74	0.19	1.56	1.75	(0.30)	12.19	16.38	12	0.21	(h)	0.21	(h)	2.12	(h)	27

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.73%, 0.73%, 0.77%, 0.81%, 0.88% and 0.88% for the six months ended June 30, 2018 and for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

Ratios are annualized and based average daily net assets (000’s omitted) of $102,780, $660, $23,775, $4,654, $16,930, $8,104 and $1,247 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(f)	Reflects activity for the period January 1, 2018 through January 26, 2018 (date of conversion).
(g)	Commencement date of April 4, 2017.
(h)	Annualized.

13                         Invesco  International Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018, through June 30, 2018.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

Class	Beginning Account Value (01/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/18)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/18)	Expenses Paid During Period[2]
A	$1,000.00	$949.20	$3.19	$1,021.52	$3.31	0.66%
C	1,000.00	946.00	6.80	1,017.80	7.05	1.41
R	1,000.00	947.60	4.39	1,020.28	4.56	0.91
Y	1,000.00	949.80	1.98	1,022.76	2.06	0.41
R5	1,000.00	950.80	1.40	1,023.36	1.45	0.29
R6	1,000.00	950.80	0.97	1,023.80	1.00	0.20

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2018 through June 30, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

14                         Invesco  International Allocation Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 5-6, 2018, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco International Allocation Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2018. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 6, 2018.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper International Multi-Cap Core Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board noted that the Fund’s allocation to equity underlying funds and the performance of certain underlying funds in which the Fund invests impacted Fund performance. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board

15                         Invesco International Allocation Fund

noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only five funds (including the Fund) in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco

Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated and unaffiliated exchange traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.

16                         Invesco International Allocation Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q (or any successor Form) on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q (or any successor Form) may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526	Invesco Distributors, Inc.	INTAL-SAR-1 08102018 1525

Semiannual Report to Shareholders	June 30, 2018

Invesco Mid Cap Core Equity Fund
Nasdaq:
A: GTAGX ∎ C: GTACX ∎ R: GTARX ∎ Y: GTAYX ∎ R5: GTAVX ∎ R6: GTAFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
18	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/17 to 6/30/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-3.11%
Class C Shares	-3.52
Class R Shares	-3.25
Class Y Shares	-3.01
Class R5 Shares	-2.96
Class R6 Shares	-2.91
S&P 500 Index▼ (Broad Market Index)	2.65
Russell Midcap Index▼ (Style-Specific Index)	2.35
Lipper Mid-Cap Core Funds Index⬛ (Peer Group Index)	1.99

Source(s): ▼FactSet Research Systems Inc.; ⬛Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell Midcap® Index is an unmanaged index considered representative of mid-cap stocks. The Russell Midcap Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Mid-Cap Core Funds Index is an unmanaged index considered representative of mid-cap core funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Mid Cap Core Equity Fund

Average Annual Total Returns
As of 6/30/18, including maximum applicable sales charges

Class A Shares
Inception (6/9/87)	9.99%
10 Years	5.88
5 Years	6.13
1 Year	-1.92

Class C Shares
Inception (5/3/99)	7.59%
10 Years	5.68
5 Years	6.54
1 Year	2.17

Class R Shares
Inception (6/3/02)	6.62%
10 Years	6.21
5 Years	7.07
1 Year	3.54

Class Y Shares
10 Years	6.74%
5 Years	7.60
1 Year	4.04

Class R5 Shares
Inception (3/15/02)	7.10%
10 Years	6.89
5 Years	7.74
1 Year	4.19

Class R6 Shares
10 Years	6.76%
5 Years	7.82
1 Year	4.23

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.26%, 2.01%, 1.51%, 1.01%, 0.90% and 0.82%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.28%, 2.03%, 1.53%, 1.03%, 0.92% and 0.84%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1

Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2020. See current prospectus for more information.

3                         Invesco Mid Cap Core Equity Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Mid Cap Core Equity Fund

Schedule of Investments(a)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks–80.98%
Apparel, Accessories & Luxury Goods–1.23%
Samsonite International S.A.(b)	3,767,700	$13,279,100

Application Software–1.07%
Synopsys, Inc.(b)	134,569	11,515,069

Asset Management & Custody Banks–1.65%
St. James’s Place PLC (United Kingdom)	1,177,630	17,834,859

Biotechnology–1.26%
BioMarin Pharmaceutical Inc.(b)	143,644	13,531,265

Building Products–0.50%
Allegion PLC	69,668	5,389,517

Commodity Chemicals–1.37%
Orion Engineered Carbons S.A. (Luxembourg)	56,380	1,739,323
Valvoline, Inc.	603,044	13,007,659
		14,746,982

Communications Equipment–3.26%
CommScope Holding Co., Inc.(b)	557,659	16,286,431
Motorola Solutions, Inc.	162,365	18,894,415
		35,180,846

Data Processing & Outsourced Services–2.81%
Jack Henry & Associates, Inc.	182,153	23,745,465
PagSeguro Digital Ltd.–Class A (Brazil)(b)	235,218	6,527,300
		30,272,765

Electronic Components–1.70%
Amphenol Corp.–Class A	209,993	18,300,890

Electronic Equipment & Instruments–1.39%
Keysight Technologies, Inc.(b)	254,502	15,023,253

Electronic Manufacturing Services–0.90%
IPG Photonics Corp.(b)	43,853	9,675,287

Environmental & Facilities Services–2.25%
Republic Services, Inc.	221,725	15,157,121
Tetra Tech, Inc.	154,858	9,059,193
		24,216,314

Financial Exchanges & Data–2.04%
Moody’s Corp.	129,153	22,028,336

General Merchandise Stores–2.15%
Dollar General Corp.	234,843	23,155,520

Health Care Equipment–4.38%
ResMed Inc.	115,916	12,006,579
Wright Medical Group N.V.(b)	547,213	14,205,649
Zimmer Biomet Holdings, Inc.	188,822	21,042,324
		47,254,552

	Shares	Value
Health Care Supplies–0.82%
DENTSPLY SIRONA Inc.	201,028	$8,798,996

Homebuilding–1.82%
D.R. Horton, Inc.	478,521	19,619,361

Industrial Machinery–13.06%
Colfax Corp.(b)	457,010	14,007,357
Crane Co.	69,425	5,563,025
Dover Corp.	147,748	10,815,154
Fortive Corp.	255,316	19,687,417
Gates Industrial Corp. PLC(b)	23,322	379,449
Ingersoll-Rand PLC	120,832	10,842,255
ITT Inc.	374,115	19,554,991
Lincoln Electric Holdings, Inc.	62,011	5,442,085
Nordson Corp.	102,818	13,202,859
Parker-Hannifin Corp.	98,227	15,308,678
Stanley Black & Decker Inc.	155,894	20,704,282
Timken Co. (The)	122,802	5,348,027
		140,855,579

Internet Software & Services–1.06%
Just Eat PLC (United Kingdom)(b)	1,111,177	11,424,280

IT Consulting & Other Services–2.23%
EPAM Systems, Inc.(b)	192,983	23,993,576

Life & Health Insurance–1.28%
Torchmark Corp.	169,256	13,779,131

Life Sciences Tools & Services–1.54%
Agilent Technologies, Inc.	269,015	16,635,888

Marine–0.64%
Kirby Corp.(b)	82,388	6,887,637

Movies & Entertainment–1.75%
Viacom Inc.–Class B	626,429	18,893,099

Multi-Utilities–1.35%
CMS Energy Corp.	307,430	14,535,290

Office Services & Supplies–0.68%
Société BIC S.A. (France)	79,044	7,328,595

Oil & Gas Equipment & Services–2.24%
Apergy Corp.(b)	114,890	4,796,658
Cactus, Inc.–Class A(b)	29,131	984,336
Core Laboratories N.V.	145,678	18,386,020
		24,167,014

Oil & Gas Exploration & Production–2.58%
Concho Resources Inc.(b)	140,951	19,500,571
Seven Generations Energy Ltd.–Class A (Canada)(b)	755,423	8,325,914
		27,826,485

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Mid Cap Core Equity Fund

	Shares	Value
Packaged Foods & Meats–1.46%
JM Smucker Co. (The)	45,030	$4,839,824
McCormick & Co., Inc.	93,651	10,871,945
		15,711,769

Paper Packaging–1.02%
Packaging Corp. of America	98,442	11,004,831

Property & Casualty Insurance–2.74%
Arch Capital Group Ltd.(b)	426,729	11,291,249
Progressive Corp. (The)	309,067	18,281,313
		29,572,562

Railroads–1.01%
Genesee & Wyoming Inc.–Class A(b)	133,622	10,866,141

Regional Banks–2.77%
Comerica Inc.	117,710	10,702,193
First Republic Bank	198,228	19,186,488
		29,888,681

Semiconductor Equipment–4.78%
KLA-Tencor Corp.	157,177	16,115,358
MKS Instruments, Inc.	64,577	6,180,019
Teradyne, Inc.	768,688	29,263,952
		51,559,329

Semiconductors–6.08%
Analog Devices, Inc.	124,452	11,937,436
Cypress Semiconductor Corp.	402,737	6,274,642

	Shares	Value
Semiconductors–(continued)
MACOM Technology Solutions Holdings, Inc.(b)	611,597	$14,091,195
Microchip Technology Inc.	178,322	16,218,386
Xilinx, Inc.	261,423	17,060,465
		65,582,124

Specialty Chemicals–0.94%
International Flavors & Fragrances Inc.	81,753	10,134,102

Steel–1.17%
Reliance Steel & Aluminum Co.	73,802	6,460,627
Steel Dynamics, Inc.	132,820	6,103,079
		12,563,706
Total Common Stocks (Cost $639,880,254)		873,032,731

Money Market Funds–21.70%
Invesco Government & Agency Portfolio–Institutional Class, 1.80%(c)	79,657,454	79,657,454
Invesco Liquid Assets Portfolio–Institutional Class, 2.02%(c)	56,887,832	56,904,899
Invesco Treasury Portfolio–Institutional Class, 1.76%(c)	97,425,952	97,425,952
Total Money Market Funds (Cost $233,978,885)		233,988,305
TOTAL INVESTMENTS IN SECURITIES–102.68% (Cost $873,859,139)		1,107,021,036
OTHER ASSETS LESS LIABILITIES–(2.68)%		(28,882,096)
NET ASSETS–100.00%		$1,078,138,940

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of June 30, 2018.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2018

Information Technology	25.3%
Industrials	18.1
Financials	10.5
Health Care	8.0
Consumer Discretionary	7.0
Energy	4.8
Materials	4.5
Consumer Staples	1.5
Utilities	1.3
Money Market Funds Plus Other Assets Less Liabilities	19.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Mid Cap Core Equity Fund

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

Assets:
Investments in securities, at value (Cost $639,880,254)	$873,032,731
Investments in affiliated money market funds, at value (Cost $233,978,885)	233,988,305
Receivable for:
Investments sold	50,252,032
Fund shares sold	483,402
Dividends	1,306,190
Investment for trustee deferred compensation and retirement plans	480,663
Other assets	502
Total assets	1,159,543,825

Liabilities:
Payable for:
Investments purchased	78,758,268
Fund shares reacquired	1,315,524
Accrued fees to affiliates	690,942
Accrued trustees’ and officers’ fees and benefits	6,938
Accrued other operating expenses	99,282
Trustee deferred compensation and retirement plans	533,931
Total liabilities	81,404,885
Net assets applicable to shares outstanding	$1,078,138,940

Net assets consist of:
Shares of beneficial interest	$782,167,200
Undistributed net investment income	998,491
Undistributed net realized gain	61,811,673
Net unrealized appreciation	233,161,576
$1,078,138,940

Net Assets:
Class A	$815,681,510
Class C	$77,634,379
Class R	$50,233,571
Class Y	$75,315,276
Class R5	$23,723,400
Class R6	$35,550,804

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	39,103,502
Class C	6,301,815
Class R	2,516,403
Class Y	3,535,941
Class R5	1,032,570
Class R6	1,545,727
Class A:
Net asset value per share	$20.86
Maximum offering price per share
(Net asset value of $20.86 ÷ 94.50%)	$22.07
Class C:
Net asset value and offering price per share	$12.32
Class R:
Net asset value and offering price per share	$19.96
Class Y:
Net asset value and offering price per share	$21.30
Class R5:
Net asset value and offering price per share	$22.98
Class R6:
Net asset value and offering price per share	$23.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Mid Cap Core Equity Fund

Statement of Operations

For the six months ended June 30, 2018

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $97,763)	$6,364,213
Dividends from affiliated money market funds	1,903,159
Total investment income	8,267,372

Expenses:
Advisory fees	4,015,377
Administrative services fees	143,237
Custodian fees	14,431
Distribution fees:
Class A	1,068,192
Class B	3,169
Class C	424,674
Class R	132,729
Transfer agent fees — A, B, C, R and Y	1,095,835
Transfer agent fees — R5	12,359
Transfer agent fees — R6	5,122
Trustees’ and officers’ fees and benefits	18,386
Registration and filing fees	62,392
Reports to shareholders	43,938
Professional services fees	11,477
Other	9,453
Total expenses	7,060,771
Less: Fees waived and expense offset arrangement(s)	(156,677)
Net expenses	6,904,094
Net investment income	1,363,278

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	54,848,587
Foreign currencies	2,390
54,850,977
Change in net unrealized appreciation (depreciation) of:
Investment securities	(91,639,547)
Foreign currencies	(424)
(91,639,971)
Net realized and unrealized gain (loss)	(36,788,994)
Net increase (decrease) in net assets resulting from operations	$(35,425,716)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Mid Cap Core Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2018 and the year ended December 31, 2017

(Unaudited)

	June 30, 2018	December 31, 2017
Operations:
Net investment income	$1,363,278	$253,786
Net realized gain	54,850,977	162,008,206
Change in net unrealized appreciation (depreciation)	(91,639,971)	10,134,461
Net increase (decrease) in net assets resulting from operations	(35,425,716)	172,396,453

Distributions to shareholders from net investment income:
Class A	—	(1,223,553)
Class R	—	(81,786)
Class Y	—	(119,748)
Class R5	—	(34,298)
Class R6	—	(42,442)
Total distributions from net investment income	—	(1,501,827)

Distributions to shareholders from net realized gains:
Class A	—	(114,032,966)
Class B	—	(926,738)
Class C	—	(18,410,425)
Class R	—	(7,622,380)
Class Y	—	(11,160,305)
Class R5	—	(3,196,595)
Class R6	—	(3,955,496)
Total distributions from net realized gains	—	(159,304,905)

Share transactions–net:
Class A	(51,339,892)	(35,154,112)
Class B	(4,574,211)	(5,885,416)
Class C	(11,259,892)	(11,744,459)
Class R	(5,611,906)	(7,670,663)
Class Y	(7,728,745)	(14,292,428)
Class R5	(2,915,586)	(20,196,934)
Class R6	1,902,324	32,512,972
Net increase (decrease) in net assets resulting from share transactions	(81,527,908)	(62,431,040)
Net increase (decrease) in net assets	(116,953,624)	(50,841,319)

Net assets:
Beginning of period	1,195,092,564	1,245,933,883
End of period (includes undistributed net investment income (loss) of $998,491 and $(364,787), respectively)	$1,078,138,940	$1,195,092,564

Notes to Financial Statements

June 30, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Mid Cap Core Equity Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and

9                         Invesco Mid Cap Core Equity Fund

Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares were permitted to continue to reinvest dividends and capital gains distributions in Class B shares until their conversion to Class A shares. Also, shareholders in Class B shares were able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they converted to Class A shares. Generally, Class B shares automatically converted to Class A shares on or about the month-end, which was at least eight years after the date of purchase. Redemptions of Class B shares prior to the conversion date were subject to a CDSC. Effective January 26, 2018, all of the Fund’s outstanding Class B shares were converted to Class A shares, in advance of their normally scheduled conversion. No CDSC was paid in connection with this early conversion.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

10                         Invesco Mid Cap Core Equity Fund

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

11                         Invesco Mid Cap Core Equity Fund

J.

Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.725%
Next $500 million	0.70%
Next $500 million	0.675%
Over $1.5 billion	0.65%

For the six months ended June 30, 2018, the effective advisory fees incurred by the Fund was 0.71%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2019, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of average daily net assets (the “expense limits”). Prior to their conversion to Class A shares, the expense limit for Class B shares was 2.75% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2020, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2018, the Adviser waived advisory fees of $145,458.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Prior to their conversion to Class A shares, the Fund paid an annual rate of 1.00% of the average daily net assets of Class B shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not

12                         Invesco Mid Cap Core Equity Fund

paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2018, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2018, IDI advised the Fund that IDI retained $58,628 in front-end sales commissions from the sale of Class A shares and $2,039 and $556 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended June 30, 2018, there were transfers from Level 1 to Level 2 of $13,279,100 and from Level 2 to Level 1 of $29,259,139, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$859,753,631	$13,279,100	$—	$873,032,731
Money Market Funds	233,988,305	—	—	233,988,305
Total Investments	$1,093,741,936	$13,279,100	$—	$1,107,021,036

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2018, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $11,219.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

13                         Invesco Mid Cap Core Equity Fund

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2017.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2018 was $174,593,663 and $204,373,692, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$270,431,760
Aggregate unrealized (depreciation) of investments	(39,408,227)
Net unrealized appreciation of investments	$231,023,533

Cost of investments for tax purposes is $875,997,503.

14                         Invesco Mid Cap Core Equity Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2018(a)		Year ended December 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	1,520,397	$32,507,622	3,891,991	$88,828,526
Class B(b)	687	9,144	11,628	168,564
Class C	263,229	3,335,804	536,171	7,821,457
Class R	190,132	3,891,602	513,244	11,237,144
Class Y	304,356	6,643,462	3,388,163	77,555,215
Class R5	72,654	1,722,606	169,341	4,163,257
Class R6	321,879	7,609,516	1,310,605	33,411,207

Issued as reinvestment of dividends:
Class A	—	—	5,261,271	111,696,789
Class B(b)	—	—	71,240	901,191
Class C	—	—	1,421,159	17,892,430
Class R	—	—	378,191	7,696,196
Class Y	—	—	461,178	9,984,512
Class R5	—	—	138,269	3,227,205
Class R6	—	—	167,493	3,912,634

Conversion of Class B shares to Class A shares:(c)
Class A	192,106	4,324,307	231,673	5,297,873
Class B	(322,724)	(4,324,307)	(359,105)	(5,297,873)

Reacquired:
Class A	(4,124,256)	(88,171,821)	(10,595,929)	(240,977,300)
Class B(b)	(19,438)	(259,048)	(112,507)	(1,657,298)
Class C	(1,153,240)	(14,595,696)	(2,552,604)	(37,458,346)
Class R	(462,394)	(9,503,508)	(1,214,987)	(26,604,003)
Class Y	(657,589)	(14,372,207)	(4,331,339)	(101,832,155)
Class R5	(195,421)	(4,638,192)	(1,100,188)	(27,587,396)
Class R6	(242,828)	(5,707,192)	(190,626)	(4,810,869)
Net increase (decrease) in share activity	(4,312,450)	$(81,527,908)	(2,505,668)	$(62,431,040)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 23% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Class B shares activity for the period January 1, 2018 through January 26, 2018 (date of conversion).
(c)	Effective as of the close of business January 26, 2018, all outstanding Class B shares were converted to Class A shares.

15                         Invesco Mid Cap Core Equity Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 06/30/18	$21.53	$0.03	$(0.70)	$(0.67)	$—	$—	$—	$20.86	(3.11)%	$815,682	1.18	%(d)	1.21	%(d)	0.27	%(d)	19%
Year ended 12/31/17	21.48	0.01	3.17	3.18	(0.03)	(3.10)	(3.13)	21.53	15.04	893,886	1.23		1.25		0.06		45
Year ended 12/31/16	21.14	0.08	2.48	2.56	(0.07)	(2.15)	(2.22)	21.48	12.00	917,863	1.22		1.24		0.35		20
Year ended 12/31/15	23.52	(0.01)	(1.01)	(1.02)	(0.01)	(1.35)	(1.36)	21.14	(4.33)	935,951	1.19		1.21		(0.02)		54
Year ended 12/31/14	25.20	0.04	1.01	1.05	(0.00)	(2.73)	(2.73)	23.52	4.51	1,155,635	1.17		1.19		0.17		35
Year ended 12/31/13	21.37	(0.01)	6.15	6.14	—	(2.31)	(2.31)	25.20	29.19	1,378,888	1.16		1.19		(0.04)		33
Class B
Six months ended 06/30/18(e)	12.83	(0.00)	0.57	0.57	—	—	—	13.40	4.44	—	1.93	(d)	1.96	(d)	(0.48	)(d)	19
Year ended 12/31/17	13.99	(0.10)	2.04	1.94	—	(3.10)	(3.10)	12.83	14.21	4,380	1.98		2.00		(0.69)		45
Year ended 12/31/16	14.50	(0.06)	1.70	1.64	—	(2.15)	(2.15)	13.99	11.18	10,216	1.97		1.99		(0.40)		20
Year ended 12/31/15	16.70	(0.13)	(0.72)	(0.85)	—	(1.35)	(1.35)	14.50	(5.08)	16,074	1.94		1.96		(0.77)		54
Year ended 12/31/14	18.81	(0.11)	0.73	0.62	—	(2.73)	(2.73)	16.70	3.74	25,115	1.92		1.94		(0.58)		35
Year ended 12/31/13	16.55	(0.15)	4.72	4.57	—	(2.31)	(2.31)	18.81	28.20	33,795	1.91		1.94		(0.79)		33
Class C
Six months ended 06/30/18	12.76	(0.03)	(0.41)	(0.44)	—	—	—	12.32	(3.45)	77,634	1.93	(d)	1.96	(d)	(0.48	)(d)	19
Year ended 12/31/17	13.93	(0.10)	2.03	1.93	—	(3.10)	(3.10)	12.76	14.18	91,794	1.98		2.00		(0.69)		45
Year ended 12/31/16	14.45	(0.06)	1.69	1.63	—	(2.15)	(2.15)	13.93	11.15	108,508	1.97		1.99		(0.40)		20
Year ended 12/31/15	16.64	(0.13)	(0.71)	(0.84)	—	(1.35)	(1.35)	14.45	(5.04)	124,748	1.94		1.96		(0.77)		54
Year ended 12/31/14	18.76	(0.11)	0.72	0.61	—	(2.73)	(2.73)	16.64	3.69	180,461	1.92		1.94		(0.58)		35
Year ended 12/31/13	16.51	(0.15)	4.71	4.56	—	(2.31)	(2.31)	18.76	28.21	202,919	1.91		1.94		(0.79)		33
Class R
Six months ended 06/30/18	20.63	0.00	(0.67)	(0.67)	—	—	—	19.96	(3.25)	50,234	1.43	(d)	1.46	(d)	0.02	(d)	19
Year ended 12/31/17	20.75	(0.04)	3.05	3.01	(0.03)	(3.10)	(3.13)	20.63	14.75	57,532	1.48		1.50		(0.19)		45
Year ended 12/31/16	20.48	0.02	2.41	2.43	(0.01)	(2.15)	(2.16)	20.75	11.75	64,577	1.47		1.49		0.10		20
Year ended 12/31/15	22.88	(0.06)	(0.99)	(1.05)	—	(1.35)	(1.35)	20.48	(4.58)	76,246	1.44		1.46		(0.27)		54
Year ended 12/31/14	24.65	(0.02)	0.98	0.96	—	(2.73)	(2.73)	22.88	4.24	99,552	1.42		1.44		(0.08)		35
Year ended 12/31/13	21.00	(0.07)	6.03	5.96	—	(2.31)	(2.31)	24.65	28.85	124,622	1.41		1.44		(0.29)		33
Class Y
Six months ended 06/30/18	21.96	0.06	(0.72)	(0.66)	—	—	—	21.30	(3.01)	75,315	0.93	(d)	0.96	(d)	0.52	(d)	19
Year ended 12/31/17	21.80	0.07	3.22	3.29	(0.03)	(3.10)	(3.13)	21.96	15.33	85,402	0.98		1.00		0.31		45
Year ended 12/31/16	21.42	0.13	2.53	2.66	(0.13)	(2.15)	(2.28)	21.80	12.31	95,292	0.97		0.99		0.60		20
Year ended 12/31/15	23.76	0.05	(1.03)	(0.98)	(0.01)	(1.35)	(1.36)	21.42	(4.12)	743,988	0.94		0.96		0.23		54
Year ended 12/31/14	25.44	0.11	1.01	1.12	(0.07)	(2.73)	(2.80)	23.76	4.76	808,895	0.92		0.94		0.42		35
Year ended 12/31/13	21.50	0.05	6.20	6.25	—	(2.31)	(2.31)	25.44	29.53	653,577	0.91		0.94		0.21		33
Class R5
Six months ended 06/30/18	23.67	0.07	(0.76)	(0.69)	—	—	—	22.98	(2.91)	23,723	0.83	(d)	0.86	(d)	0.62	(d)	19
Year ended 12/31/17	23.26	0.10	3.44	3.54	(0.03)	(3.10)	(3.13)	23.67	15.44	27,351	0.87		0.89		0.42		45
Year ended 12/31/16	22.76	0.17	2.68	2.85	(0.20)	(2.15)	(2.35)	23.26	12.42	45,310	0.84		0.86		0.73		20
Year ended 12/31/15	25.11	0.09	(1.08)	(0.99)	(0.01)	(1.35)	(1.36)	22.76	(3.94)	46,584	0.81		0.83		0.36		54
Year ended 12/31/14	26.73	0.15	1.07	1.22	(0.11)	(2.73)	(2.84)	25.11	4.88	146,211	0.81		0.83		0.53		35
Year ended 12/31/13	22.47	0.08	6.49	6.57	—	(2.31)	(2.31)	26.73	29.68	220,321	0.81		0.83		0.31		33
Class R6
Six months ended 06/30/18	23.69	0.08	(0.77)	(0.69)	—	—	—	23.00	(2.91)	35,551	0.76	(d)	0.79	(d)	0.69	(d)	19
Year ended 12/31/17	23.26	0.12	3.44	3.56	(0.03)	(3.10)	(3.13)	23.69	15.52	34,746	0.79		0.81		0.50		45
Year ended 12/31/16	22.81	0.19	2.69	2.88	(0.28)	(2.15)	(2.43)	23.26	12.51	4,168	0.76		0.78		0.81		20
Year ended 12/31/15	25.14	0.11	(1.08)	(0.97)	(0.01)	(1.35)	(1.36)	22.81	(3.85)	3,260	0.72		0.74		0.45		54
Year ended 12/31/14	26.76	0.17	1.07	1.24	(0.13)	(2.73)	(2.86)	25.14	4.97	3,650	0.72		0.74		0.62		35
Year ended 12/31/13	22.48	0.11	6.48	6.59	—	(2.31)	(2.31)	26.76	29.75	4,243	0.72		0.74		0.40		33

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $861,629, $4,459, $85,639, $53,531, $81,340, $24,932 and $36,334 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(e)	Reflects activity for the period January 1, 2018 through January 26, 2018 (date of conversion).

16                         Invesco Mid Cap Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (01/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/18)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/18)	Expenses Paid During Period[2]
A	$1,000.00	$968.90	$5.76	$1,018.94	$5.91	1.18%
C	1,000.00	964.80	9.40	1,015.22	9.64	1.93
R	1,000.00	967.50	6.98	1,017.70	7.15	1.43
Y	1,000.00	969.90	4.54	1,020.18	4.66	0.93
R5	1,000.00	970.40	4.05	1,020.68	4.16	0.83
R6	1,000.00	970.90	3.71	1,021.03	3.81	0.76

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2018 through June 30, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco Mid Cap Core Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 5-6, 2018, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Mid Cap Core Equity Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2018. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 6, 2018.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper Mid-Cap Core Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period, the fourth quintile for the three year period and the fifth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board noted that the Fund’s defensive positioning, overweight position and stock selection in certain sectors and its cash position detracted from Fund performance. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for

18                         Invesco Mid Cap Core Equity Fund

Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from Invesco representing that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that an affiliated broker receives commissions for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers use the affiliated broker to, among other things, control order routing and minimize information leakage, and the Board was advised that such trades are executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

19                         Invesco Mid Cap Core Equity Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q (or any successor Form) on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q (or any successor Form) may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-575260                      Invesco Distributors, Inc.                                                                                 MCCE-SAR-1             08082018      1031

Semiannual Report to Shareholders	June 30, 2018

Invesco Multi-Asset Inflation Fund
Nasdaq:
A: MIZAX ∎ C: MIZCX ∎ R: MIZRX ∎ Y: MIZYX ∎ R5: MIZFX ∎ R6: MIZSX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
6	Financial Statements
8	Notes to Financial Statements
13	Financial Highlights
14	Fund Expenses
15	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/17 to 6/30/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.40%
Class C Shares	0.98
Class R Shares	1.19
Class Y Shares	1.51
Class R5 Shares	1.40
Class R6 Shares	1.40
Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index▼ (Broad Market Index)	0.77
US Consumer Price Index∎ (Style-Specific Index)	2.22
Lipper Flexible Portfolio Funds Index◆ (Peer Group Index)	0.16

Source(s):▼FactSet Research Systems Inc.; ∎Bloomberg L.P.; ◆Lipper Inc.
The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index is an unmanaged index considered representative of short-term US government debt instruments.
The US Consumer Price Index is a measure of change in consumer prices as determined by the US Bureau of Labor Statistics.
The Lipper Flexible Portfolio Funds Index is an unmanaged index considered representative of flexible portfolio funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.02%, 1.77%, 1.27%, 0.77%, 0.77% and 0.77%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 19.87%, 20.62%, 20.12%, 19.62%,

19.51% and 19.51%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Average Annual Total Returns
As of 6/30/18, including maximum applicable sales charges
Class A Shares
Inception (10/14/14)	-1.19%
1 Year	2.06
Class C Shares
Inception (10/14/14)	-0.43%
1 Year	6.12
Class R Shares
Inception (10/14/14)	0.08%
1 Year	7.67
Class Y Shares
Inception (10/14/14)	0.61%
1 Year	8.35
Class R5 Shares
Inception (10/14/14)	0.58%
1 Year	8.24
Class R6 Shares
Inception (10/14/14)	0.58%
1 Year	8.24

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.70%.
2

Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2019. See current prospectus for more information.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                             Invesco Multi-Asset Inflation Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor
Senior Managing Director, Invesco Ltd.

3                             Invesco Multi-Asset Inflation Fund

Schedule of Investments

June 30, 2018

(Unaudited)

Invesco Multi-Asset Inflation Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.15%(a)

	% of Net Assets 06/30/18	Value 12/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/18	Value 06/30/18
Alternative Funds–7.79%
Invesco DB Oil Fund(b)	7.79%	$109,488	$31,670	$(29,158)	$18,673	$5,303	$—	10,913	$135,976

Asset Allocation Funds–9.27%
Invesco Balanced-Risk Commodity Strategy Fund–Class R6	9.27%	133,402	36,643	(5,259)	(2,570)	(440)	—	22,980	161,776

Domestic Equity Funds–26.65%
Energy Select Sector SPDR Fund (The)–ETF(c)	5.87%	81,293	27,276	(10,550)	3,831	593	1,236	1,349	102,443
Invesco Energy Fund–Class R5	5.88%	81,354	27,473	(13,117)	9,478	(2,518)	—	3,708	102,670
iShares U.S. Consumer Goods–ETF(c)	7.10%	98,723	38,662	(6,669)	(6,308)	(343)	1,366	1,049	124,065
iShares U.S. Health Care–ETF(c)	7.80%	107,500	42,361	(16,414)	1,993	690	679	764	136,130
Total Domestic Equity Funds		368,870	135,772	(46,750)	8,994	(1,578)	3,281		465,308

Fixed-Income Funds–34.23%
Invesco Emerging Market Flexible Bond Fund–Class R6	1.94%	27,505	10,801	(1,302)	(3,059)	(19)	662	5,673	33,926
Invesco Floating Rate Fund–Class R6	4.91%	68,517	24,065	(6,550)	(194)	(57)	1,628	11,377	85,781
Invesco High Yield Fund–Class R6	4.48%	62,560	21,471	(3,708)	(2,037)	(118)	1,754	19,301	78,168
Invesco Quality Income Fund–Class R5	1.98%	27,381	9,727	(1,604)	(847)	(62)	583	2,980	34,595
Invesco Short Duration Inflation Protected Fund–Class R6	14.71%	207,549	73,201	(22,627)	(763)	(587)	2,514	24,929	256,773
Invesco U.S. Government Fund–Class R5	6.21%	87,660	30,940	(8,599)	(1,356)	(236)	1,003	12,533	108,409
Total Fixed-Income Funds		481,172	170,205	(44,390)	(8,256)	(1,079)	8,144		597,652

Foreign Equity Funds–14.86%
Invesco Global Infrastructure Fund–Class R6	6.67%	93,033	30,722	(7,815)	815	(334)	703	11,067	116,421
Invesco Gold & Precious Metals Fund–Class Y	6.20%	84,709	38,795	(5,194)	(9,494)	(597)	—	28,629	108,219
Invesco International Growth Fund–Class R6	1.99%	27,904	9,701	(1,108)	(1,764)	(2)	—	1,001	34,731
Total Foreign Equity Funds		205,646	79,218	(14,117)	(10,443)	(933)	703		259,371

Real Estate Funds–6.70%
Invesco Global Real Estate Income Fund–Class R6	6.70%	94,339	28,847	(5,223)	(801)	(173)	1,802	12,984	116,989

Money Market Funds–0.65%
Invesco Government & Agency Portfolio–Institutional Class, 1.80%(d)	0.23%	2,466	160,829	(159,350)	—	—	36	3,945	3,945
Invesco Liquid Assets Portfolio–Institutional Class, 2.02%(d)	0.16%	1,761	114,878	(113,817)	—	(4)	30	2,817	2,818
Invesco Treasury Portfolio–Institutional Class, 1.76%(d)	0.26%	2,818	210,354	(208,663)	—	—	43	4,509	4,509
Total Money Market Funds		7,045	486,061	(481,830)	—	(4)	109		11,272
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $1,678,321)	100.15%	$1,399,962	$968,416	$(626,727)	$5,597	$1,096	$14,039		$1,748,344
OTHER ASSETS LESS LIABILITIES	(0.15)%								(2,601)
NET ASSETS	100.00%								$1,745,743

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Multi-Asset Inflation Fund

Investment Abbreviations:

ETF	– Exchange Traded Fund
SPDR	– Standard & Poor’s Depositary Receipts

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2018.

Portfolio Composition*

By fund type, based on total investments

Equity Funds	41.5%
Fixed Income Funds	34.2
Alternative Funds	23.7
Money Market Funds	0.6

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Multi-Asset Inflation Fund

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

Assets:
Investments in affiliated and unaffiliated underlying funds, at value (Cost $1,678,321)	$1,748,344
Receivable for:
Investments sold — affiliated underlying funds	2,454
Fund shares sold	7
Dividends — affiliated underlying funds	2,290
Fund expenses absorbed	6,619
Investment for trustee deferred compensation and retirement plans	7,913
Other assets	25,389
Total assets	1,793,016

Liabilities:
Payable for:
Investments purchased — affiliated underlying funds	6,009
Accrued fees to affiliates	1,731
Accrued trustees’ and officers’ fees and benefits	3,746
Accrued other operating expenses	27,874
Trustee deferred compensation and retirement plans	7,913
Total liabilities	47,273
Net assets applicable to shares outstanding	$1,745,743

Net assets consist of:
Shares of beneficial interest	$1,723,156
Undistributed net investment income	3,172
Undistributed net realized gain (loss)	(50,608)
Net unrealized appreciation	70,023
$1,745,743

Net Assets:
Class A	$875,544
Class C	$229,305
Class R	$25,660
Class Y	$596,366
Class R5	$9,434
Class R6	$9,434

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	93,276
Class C	24,670
Class R	2,740
Class Y	63,258
Class R5	1,001
Class R6	1,001
Class A:
Net asset value per share	$9.39
Maximum offering price per share
(Net asset value of $9.39 ÷ 94.50%)	$9.94
Class C:
Net asset value and offering price per share	$9.29
Class R:
Net asset value and offering price per share	$9.36
Class Y:
Net asset value and offering price per share	$9.43
Class R5:
Net asset value and offering price per share	$9.42
Class R6:
Net asset value and offering price per share	$9.42

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Multi-Asset Inflation Fund

Statement of Operations

For the six months ended June 30, 2018

(Unaudited)

Investment income:
Dividends from affiliated and unaffiliated underlying funds	$14,039

Expenses:
Advisory fees	1,069
Administrative services fees	24,795
Custodian fees	4,892
Distribution fees:
Class A	734
Class C	1,034
Class R	62
Transfer agent fees — A, C, R and Y	1,466
Transfer agent fees — R5	5
Transfer agent fees — R6	5
Trustees’ and officers’ fees and benefits	10,557
Registration and filing fees	35,209
Reports to shareholders	10,738
Professional services fees	17,978
Other	7,081
Total expenses	115,625
Less: Fees waived and expenses reimbursed	(113,481)
Net expenses	2,144
Net investment income	11,895

Realized and unrealized gain from:
Net realized gain on sales of affiliated and unaffiliated underlying fund shares	1,096
Change in net unrealized appreciation of affiliated and unaffiliated underlying fund shares	5,597
Net gain from affiliated and unaffiliated underlying funds	6,693
Net increase in net assets resulting from operations	$18,588

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Multi-Asset Inflation Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2018 and the year ended December 31, 2017

(Unaudited)

	June 30, 2018	December 31, 2017
Operations:
Net investment income	$11,895	$24,101
Net realized gain (loss)	1,096	(5,875)
Change in net unrealized appreciation	5,597	60,239
Net increase in net assets resulting from operations	18,588	78,465

Distributions to shareholders from net investment income:
Class A	—	(11,568)
Class C	—	(3,148)
Class R	—	(483)
Class Y	—	(14,099)
Class R5	—	(222)
Class R6	—	(222)
Total distributions from net investment income	—	(29,742)

Distributions to shareholders from net realized gains:
Class A	—	(2,746)
Class C	—	(1,084)
Class R	—	(128)
Class Y	—	(3,012)
Class R5	—	(47)
Class R6	—	(47)
Total distributions from net realized gains	—	(7,064)

Share transactions-net:
Class A	328,097	47,977
Class C	15,090	28,263
Class R	75	15,383
Class Y	(14,984)	366,762
Net increase in net assets resulting from share transactions	328,278	458,385
Net increase in net assets	346,866	500,044

Net assets:
Beginning of period	1,398,877	898,833
End of period (includes undistributed net investment income of $3,172 and $(8,723), respectively)	$1,745,743	$1,398,877

Notes to Financial Statements

June 30, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Multi-Asset Inflation Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”), exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”), formerly Invesco PowerShares Capital Management LLC, an affiliate of Invesco, or other unaffiliated advisers. Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations or the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

8                         Invesco Multi-Asset Inflation Fund

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if

9                         Invesco Multi-Asset Inflation Fund

any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D.

Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.

Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further in Note 9.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.15% of the Fund’s average daily net assets.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, formerly Invesco PowerShares Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least April 30, 2019, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (including prior fiscal year-end Acquired Fund Fees and Expenses of 0.70% and excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.02%, 1.77%, 1.27%, 0.77%, 0.77% and 0.77%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of the investment companies in which the Fund invests. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

10                         Invesco Multi-Asset Inflation Fund

Further, the Adviser has contractually agreed, through at least June 30, 2020, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2018, the Adviser waived advisory fees and reimbursed fund level expenses of $112,006 and reimbursed class level expenses of $611, $215, $26, $613, $5 and $5 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2018, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2018, IDI advised the Fund that IDI retained $277 in front-end sales commissions from the sale of Class A shares and $6 from Class C shares, for CDSC imposed upon redemptions by shareholders.

The underlying Invesco funds pay no distribution fees for Class Y and Class R6, and the Fund pays no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2018, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended June 30, 2018, there were no material transfers between valuation levels.

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

11                         Invesco Multi-Asset Inflation Fund

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2017, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$3,847	$5,320	$9,167

*

Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2018 was $482,355 and $144,897, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$43,009
Aggregate unrealized (depreciation) of investments	(17,844)
Net unrealized appreciation of investments	$25,165

Cost of investments for tax purposes is $1,723,179.

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended June 30, 2018(a)		Year ended December 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	39,638	$371,567	14,453	$130,743
Class C	5,016	45,637	7,163	64,387
Class R	8	75	1,689	15,000
Class Y	—	—	49,208	445,594

Issued as reinvestment of dividends:
Class A	—	—	1,149	10,454
Class C	—	—	446	4,047
Class R	—	—	42	383
Class Y	—	—	1,564	14,283

Reacquired:
Class A	(4,738)	(43,470)	(10,262)	(93,220)
Class C	(3,344)	(30,547)	(4,518)	(40,171)
Class Y	(1,627)	(14,984)	(10,408)	(93,115)
Net increase in share activity	34,953	$328,278	50,526	$458,385

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 38% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 35% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

12                         Invesco Multi-Asset Inflation Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 06/30/18	$9.26	$0.08	$0.05	$0.13	$—	$—	$—	$9.39	1.40%	$876	0.29	%(e)	16.21	%(e)	1.68	%(e)	10%
Year ended 12/31/17	8.95	0.18	0.38	0.56	(0.20)	(0.05)	(0.25)	9.26	6.27	541	0.31		19.17		1.96		56
Year ended 12/31/16	8.35	0.22	0.60	0.82	(0.18)	(0.04)	(0.22)	8.95	9.91	475	0.70		35.59		2.44		72
Year ended 12/31/15	9.54	0.06	(1.15)	(1.09)	(0.10)	—	(0.10)	8.35	(11.39)	172	0.73		69.65		0.68		34
Year ended 12/31/14(f)	10.00	0.04	(0.40)	(0.36)	(0.10)	—	(0.10)	9.54	(3.55)	107	0.73	(g)	124.07	(g)	1.81	(g)	3
Class C
Six months ended 06/30/18	9.20	0.04	0.05	0.09	—	—	—	9.29	0.98	229	1.04	(e)	16.96	(e)	0.93	(e)	10
Year ended 12/31/17	8.90	0.11	0.38	0.49	(0.14)	(0.05)	(0.19)	9.20	5.48	212	1.06		19.92		1.21		56
Year ended 12/31/16	8.34	0.15	0.61	0.76	(0.16)	(0.04)	(0.20)	8.90	9.12	177	1.45		36.34		1.69		72
Year ended 12/31/15	9.55	(0.01)	(1.15)	(1.16)	(0.05)	—	(0.05)	8.34	(12.15)	16	1.48		70.40		(0.07)		34
Year ended 12/31/14(f)	10.00	0.02	(0.38)	(0.36)	(0.09)	—	(0.09)	9.55	(3.61)	10	1.48	(g)	124.82	(g)	1.06	(g)	3
Class R
Six months ended 06/30/18	9.25	0.06	0.05	0.11	—	—	—	9.36	1.19	26	0.54	(e)	16.46	(e)	1.43	(e)	10
Year ended 12/31/17	8.94	0.16	0.38	0.54	(0.18)	(0.05)	(0.23)	9.25	6.05	25	0.56		19.42		1.71		56
Year ended 12/31/16	8.35	0.19	0.62	0.81	(0.18)	(0.04)	(0.22)	8.94	9.68	9	0.95		35.84		2.19		72
Year ended 12/31/15	9.54	0.04	(1.15)	(1.11)	(0.08)	—	(0.08)	8.35	(11.60)	8	0.98		69.90		0.43		34
Year ended 12/31/14(f)	10.00	0.03	(0.39)	(0.36)	(0.10)	—	(0.10)	9.54	(3.60)	10	0.98	(g)	124.32	(g)	1.56	(g)	3
Class Y
Six months ended 06/30/18	9.29	0.09	0.05	0.14	—	—	—	9.43	1.51	596	0.04	(e)	15.96	(e)	1.93	(e)	10
Year ended 12/31/17	8.97	0.20	0.39	0.59	(0.22)	(0.05)	(0.27)	9.29	6.62	603	0.06		18.92		2.21		56
Year ended 12/31/16	8.36	0.24	0.60	0.84	(0.19)	(0.04)	(0.23)	8.97	10.16	220	0.45		35.34		2.69		72
Year ended 12/31/15	9.55	0.09	(1.16)	(1.07)	(0.12)	—	(0.12)	8.36	(11.20)	225	0.48		69.40		0.93		34
Year ended 12/31/14(f)	10.00	0.04	(0.38)	(0.34)	(0.11)	—	(0.11)	9.55	(3.39)	140	0.48	(g)	123.82	(g)	2.06	(g)	3
Class R5
Six months ended 06/30/18	9.29	0.09	0.04	0.13	—	—	—	9.42	1.40	9	0.04	(e)	15.85	(e)	1.93	(e)	10
Year ended 12/31/17	8.97	0.20	0.39	0.59	(0.22)	(0.05)	(0.27)	9.29	6.63	9	0.06		18.81		2.21		56
Year ended 12/31/16	8.36	0.24	0.60	0.84	(0.19)	(0.04)	(0.23)	8.97	10.16	9	0.45		35.17		2.69		72
Year ended 12/31/15	9.54	0.09	(1.15)	(1.06)	(0.12)	—	(0.12)	8.36	(11.11)	8	0.48		69.37		0.93		34
Year ended 12/31/14(f)	10.00	0.04	(0.39)	(0.35)	(0.11)	—	(0.11)	9.54	(3.49)	10	0.48	(g)	122.66	(g)	2.06	(g)	3
Class R6
Six months ended 06/30/18	9.29	0.09	0.04	0.13	—	—	—	9.42	1.40	9	0.04	(e)	15.85	(e)	1.93	(e)	10
Year ended 12/31/17	8.97	0.20	0.39	0.59	(0.22)	(0.05)	(0.27)	9.29	6.63	9	0.06		18.81		2.21		56
Year ended 12/31/16	8.36	0.24	0.60	0.84	(0.19)	(0.04)	(0.23)	8.97	10.16	9	0.45		35.17		2.69		72
Year ended 12/31/15	9.54	0.09	(1.15)	(1.06)	(0.12)	—	(0.12)	8.36	(11.11)	8	0.48		69.37		0.93		34
Year ended 12/31/14(f)	10.00	0.04	(0.39)	(0.35)	(0.11)	—	(0.11)	9.54	(3.49)	10	0.48	(g)	122.66	(g)	2.06	(g)	3

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.70%, 0.70%, 0.74%, 0.66% and 0.62% for the six months ended June 30, 2018, the years ended December 31, 2017, December 31, 2016, December 31, 2015 and the period October 31, 2014 (commencement date) through December 31, 2014, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $592, $209, $25, $593, $9 and $9 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of October 14, 2014.
(g)	Annualized.

13                         Invesco Multi-Asset Inflation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018, through June 30, 2018.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

Class	Beginning Account Value (01/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/18)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/18)	Expenses Paid During Period[2]
A	$1,000.00	$1,014.00	$1.45	$1,023.36	$1.45	0.29%
C	1,000.00	1,009.80	5.18	1,019.64	5.21	1.04
R	1,000.00	1,011.90	2.69	1,022.12	2.71	0.54
Y	1,000.00	1,015.10	0.20	1,024.60	0.20	0.04
R5	1,000.00	1,014.00	0.20	1,024.60	0.20	0.04
R6	1,000.00	1,014.00	0.20	1,024.60	0.20	0.04

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2018 through June 30, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

14                         Invesco Multi-Asset Inflation Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 5-6, 2018, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) (the Company) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Multi-Asset Inflation Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate Sub-Advisory Contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2018. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 6, 2018.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by

Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper Flexible Portfolio Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one and three year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and three year periods. The Board noted that the performance of certain asset classes in which the Fund invests as well as the Fund’s exposure to certain sectors impacted performance. The Board further noted that the Fund invests directly in securities as well as in underlying funds to achieve its objective. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual

15                         Invesco Multi-Asset Inflation Fund

management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board noted that there were only five funds (including the Fund) in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from Invesco representing that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that an affiliated broker may receive commissions for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers may use the affiliated broker to, among other things, control order routing and minimize information leakage, and the Board was advised that such trades are executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

16                         Invesco Multi-Asset Inflation Fund

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q (or any successor Form) on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q (or any successor Form) may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526	Invesco Distributors, Inc.	MAI-SAR-1	08082018 1032

Semiannual Report to Shareholders	June 30, 2018

Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ Now Fund

Invesco Peak Retirement™ 2015 Fund

Invesco Peak Retirement™ 2020 Fund

Invesco Peak Retirement™ 2025 Fund

Invesco Peak Retirement™ 2030 Fund

Invesco Peak Retirement™ 2035 Fund

Invesco Peak Retirement™ 2040 Fund

Invesco Peak Retirement™ 2045 Fund

Invesco Peak Retirement™ 2050 Fund

Invesco Peak Retirement™ 2055 Fund

Invesco Peak Retirement™ 2060 Fund

Invesco Peak Retirement™ 2065 Fund

2	Fund Performance
14	Letters to Shareholders
15	Schedule of Investments
29	Financial Statements
37	Notes to Financial Statements
47	Financial Highlights
54	Fund Expenses
58	Initial Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary – Invesco Peak Retirement™ Now Fund

Fund vs. Indexes

Cumulative total returns, 12/31/17 to 6/30/18, at net asset value (NAV). Performance shown does not include applicable contingent deferral sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-1.84%
Class C Shares	-2.15
Class R Shares	-1.94
Class Y Shares	-1.64
Class R5 Shares	-1.64
Class R6 Shares	-1.64
Bloomberg Barclays U.S. Aggregate Bond Index▼ (Broad Market Index)	-1.62
Custom Invesco Peak Retirement Now Benchmark∎ (Style-Specific Index)	-0.55
Source(s): ▼FactSet Research Systems Inc.; ∎Invesco, FactSet Research Systems Inc.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment grade, fixed-rate bond market.

    The Custom Invesco Peak Retirement Now Benchmark was created by Invesco to serve as a style-specific benchmark for Invesco Peak Retirement™ Now Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index, Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays U.S. Treasury Bellwethers (3 Month) Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective. The Russell 3000® Index is an unmanaged index considered representative of the U.S. stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors. The Bloomberg Barclays U.S. Treasury Bellwethers (3 Month) Index measures the performance of treasury bills with maturities of less than three months.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Cumulative Total Returns
As of 6/30/18, including maximum applicable
sales charges

Class A Shares
Inception (12/29/17)	-7.22%

Class C Shares
Inception (12/29/17)	-3.12%

Class R Shares
Inception (12/29/17)	-1.94%

Class Y Shares
Inception (12/29/17)	-1.64%

Class R5 Shares
Inception (12/29/17)	-1.64%

Class R6 Shares
Inception (12/29/17)	-1.64%

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.81%, 1.56%, 1.06%,

0.56%, 0.56% and 0.56%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 10.45%, 11.20%, 10.70%, 10.20%, 10.11% and 10.07%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.44%.
2

Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least December 31, 2019. See current prospectus for more information.

Fund Nasdaq Symbols

Class A Shares	PKTSX
Class C Shares	PKTTX
Class R Shares	PKTVX
Class Y Shares	PKTUX
Class R5 Shares	PKTWX
Class R6 Shares	PKTZX

2                      Invesco Peak Retirement™ Funds

Fund Performance

Performance summary – Invesco Peak Retirement™ 2015 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/17 to 6/30/18, at net asset value (NAV). Performance shown does not include applicable contingent deferral sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-1.30%
Class C Shares	-1.70
Class R Shares	-1.40
Class Y Shares	-1.20
Class R5 Shares	-1.20
Class R6 Shares	-1.20
Bloomberg Barclays U.S. Aggregate Bond Index▼ (Broad Market Index)	-1.62
Custom Invesco Peak Retirement 2015 Benchmark∎ (Style-Specific Index)	-0.49
Source(s): ▼FactSet Research Systems Inc.; ∎Invesco, FactSet Research Systems Inc.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment grade, fixed-rate bond market.

    The Custom Invesco Peak Retirement 2015 Benchmark was created by Invesco to serve as a style-specific benchmark for Invesco Peak Retirement™ 2015 Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index, Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays U.S. Treasury Bellwethers (3 Month) Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective. The Russell 3000® Index is an unmanaged index considered representative of the U.S. stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors. The Bloomberg Barclays U.S. Treasury Bellwethers (3 Month) Index measures the performance of treasury bills with maturities of less than three months.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Cumulative Total Returns
As of 6/30/18, including maximum applicable
sales charges

Class A Shares
Inception (12/29/17)	-6.71%

Class C Shares
Inception (12/29/17)	-2.68%

Class R Shares
Inception (12/29/17)	-1.40%

Class Y Shares
Inception (12/29/17)	-1.20%

Class R5 Shares
Inception (12/29/17)	-1.20%

Class R6 Shares
Inception (12/29/17)	-1.20%

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.81%, 1.56%, 1.06%,

0.56%, 0.56% and 0.56%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 10.44%, 11.19%, 10.69%, 10.19%, 10.10% and 10.06%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.43%.
2

Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least December 31, 2019. See current prospectus for more information.

Fund Nasdaq Symbols

Class A Shares	PKTMX
Class C Shares	PKTNX
Class R Shares	PKTPX
Class Y Shares	PKTOX
Class R5 Shares	PKTQX
Class R6 Shares	PKTRX

3                      Invesco Peak Retirement™ Funds

Fund Performance

Performance summary – Invesco Peak Retirement™ 2020 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/17 to 6/30/18, at net asset value (NAV). Performance shown does not include applicable contingent deferral sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.90%
Class C Shares	-1.30
Class R Shares	-1.00
Class Y Shares	-0.70
Class R5 Shares	-0.70
Class R6 Shares	-0.70
Bloomberg Barclays U.S. Aggregate Bond Index▼ (Broad Market Index)	-1.62
Custom Invesco Peak Retirement 2020 Benchmark∎ (Style-Specific Index)	-0.42
Source(s): ▼FactSet Research Systems Inc.; ∎Invesco, FactSet Research Systems Inc.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment grade, fixed-rate bond market.

    The Custom Invesco Peak Retirement 2020 Benchmark was created by Invesco to serve as a style-specific benchmark for Invesco Peak Retirement™ 2020 Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index, Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays U.S. Treasury Bellwethers (3 Month) Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective. The Russell 3000® Index is an unmanaged index considered representative of the U.S. stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors. The Bloomberg Barclays U.S. Treasury Bellwethers (3 Month) Index measures the performance of treasury bills with maturities of less than three months.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Cumulative Total Returns
As of 6/30/18, including maximum applicable
sales charges

Class A Shares
Inception (12/29/17)	-6.33%

Class C Shares
Inception (12/29/17)	-2.29%

Class R Shares
Inception (12/29/17)	-1.00%

Class Y Shares
Inception (12/29/17)	-0.70%

Class R5 Shares
Inception (12/29/17)	-0.70%

Class R6 Shares
Inception (12/29/17)	-0.70%

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.81%, 1.56%, 1.06%,

0.56%, 0.56% and 0.56%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 3.57%, 4.32%, 3.82%, 3.32%, 3.21% and 3.16%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.41%.
2

Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least December 31, 2019. See current prospectus for more information.

Fund Nasdaq Symbols

Class A Shares	PKTGX
Class C Shares	PKTHX
Class R Shares	PKTJX
Class Y Shares	PKTIX
Class R5 Shares	PKTKX
Class R6 Shares	PKTLX

4                      Invesco Peak Retirement™ Funds

Fund Performance

Performance summary – Invesco Peak Retirement™ 2025 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/17 to 6/30/18, at net asset value (NAV). Performance shown does not include applicable contingent deferral sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.90%
Class C Shares	-1.30
Class R Shares	-1.10
Class Y Shares	-0.80
Class R5 Shares	-0.80
Class R6 Shares	-0.80
Bloomberg Barclays U.S. Aggregate Bond Index▼ (Broad Market Index)	-1.62
Custom Invesco Peak Retirement 2025 Benchmark∎ (Style-Specific Index)	-0.13
Source(s): ▼FactSet Research Systems Inc.; ∎Invesco, FactSet Research Systems Inc.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment grade, fixed-rate bond market.

    The Custom Invesco Peak Retirement 2025 Benchmark was created by Invesco to serve as a style-specific benchmark for Invesco Peak Retirement™ 2025 Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index and the Bloomberg Barclays U.S. Aggregate Bond Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective. The Russell 3000® Index is an unmanaged index considered representative of the U.S. stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Cumulative Total Returns
As of 6/30/18, including maximum applicable
sales charges

Class A Shares
Inception (12/29/17)	-6.33%

Class C Shares
Inception (12/29/17)	-2.29%

Class R Shares
Inception (12/29/17)	-1.10%

Class Y Shares
Inception (12/29/17)	-0.80%

Class R5 Shares
Inception (12/29/17)	-0.80%

Class R6 Shares
Inception (12/29/17)	-0.80%

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.81%, 1.56%, 1.06%, 0.56%, 0.56% and 0.56%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6

shares was 3.57%, 4.32%, 3.82%, 3.32%, 3.21% and 3.16%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.41%.
2

Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least December 31, 2019. See current prospectus for more information.

Fund Nasdaq Symbols

Class A Shares	PKTAX
Class C Shares	PKTBX
Class R Shares	PKTDX
Class Y Shares	PKTCX
Class R5 Shares	PKTEX
Class R6 Shares	PKTFX

5                      Invesco Peak Retirement™ Funds

Fund Performance

Performance summary – Invesco Peak Retirement™ 2030 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/17 to 6/30/18, at net asset value (NAV). Performance shown does not include applicable contingent deferral sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.80%
Class C Shares	-1.20
Class R Shares	-1.90
Class Y Shares	-0.70
Class R5 Shares	-0.70
Class R6 Shares	-0.70
Bloomberg Barclays U.S. Aggregate Bond Index▼ (Broad Market Index)	-1.62
Custom Invesco Peak Retirement 2030 Benchmark∎ (Style-Specific Index)	0.24
Source(s): ▼FactSet Research Systems Inc.; ∎Invesco, FactSet Research Systems Inc.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment grade, fixed-rate bond market.

    The Custom Invesco Peak Retirement 2030 Benchmark was created by Invesco to serve as a style-specific benchmark for Invesco Peak Retirement™ 2030 Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index and the Bloomberg Barclays U.S. Aggregate Bond Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective. The Russell 3000® Index is an unmanaged index considered representative of the U.S. stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Cumulative Total Returns
As of 6/30/18, including maximum applicable
sales charges

Class A Shares
Inception (12/29/17)	-6.24%

Class C Shares
Inception (12/29/17)	-2.19%

Class R Shares
Inception (12/29/17)	-0.90%

Class Y Shares
Inception (12/29/17)	-0.70%

Class R5 Shares
Inception (12/29/17)	-0.70%

Class R6 Shares
Inception (12/29/17)	-0.70%

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.81%, 1.56%, 1.06%, 0.56%, 0.56% and 0.56%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6

shares was 3.57%, 4.32%, 3.82%, 3.32%, 3.21% and 3.16%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.41%.
2

Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least December 31, 2019. See current prospectus for more information.

Fund Nasdaq Symbols

Class A Shares	PKKSX
Class C Shares	PKKTX
Class R Shares	PKKVX
Class Y Shares	PKKUX
Class R5 Shares	PKKWX
Class R6 Shares	PKKZX

6                      Invesco Peak Retirement™ Funds

Fund Performance

Performance summary – Invesco Peak Retirement™ 2035 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/17 to 6/30/18, at net asset value (NAV). Performance shown does not include applicable contingent deferral sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.70%
Class C Shares	-1.00
Class R Shares	-0.80
Class Y Shares	-0.50
Class R5 Shares	-0.50
Class R6 Shares	-0.50
Bloomberg Barclays U.S. Aggregate Bond Index▼ (Broad Market Index)	-1.62
Custom Invesco Peak Retirement 2035 Benchmark∎ (Style-Specific Index)	0.53
Source(s): ▼FactSet Research Systems Inc.; ∎Invesco, FactSet Research Systems Inc.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment grade, fixed-rate bond market.

    The Custom Invesco Peak Retirement 2035 Benchmark was created by Invesco to serve as a style-specific benchmark for Invesco Peak Retirement™ 2035 Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index and the Bloomberg Barclays U.S. Aggregate Bond Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective. The Russell 3000® Index is an unmanaged index considered representative of the U.S. stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Cumulative Total Returns
As of 6/30/18, including maximum applicable
sales charges

Class A Shares
Inception (12/29/17)	-6.14%

Class C Shares
Inception (12/29/17)	-1.99%

Class R Shares
Inception (12/29/17)	-0.80%

Class Y Shares
Inception (12/29/17)	-0.50%

Class R5 Shares
Inception (12/29/17)	-0.50%

Class R6 Shares
Inception (12/29/17)	-0.50%

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.81%, 1.56%, 1.06%, 0.56%, 0.56% and 0.56%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6

shares was 4.89%, 5.64%, 5.14%, 4.64%, 4.54% and 4.49%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.40%.
2

Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least December 31, 2019. See current prospectus for more information.

Fund Nasdaq Symbols

Class A Shares	PKKMX
Class C Shares	PKKNX
Class R Shares	PKKPX
Class Y Shares	PKKOX
Class R5 Shares	PKKQX
Class R6 Shares	PKKRX

7                      Invesco Peak Retirement™ Funds

Fund Performance

Performance summary – Invesco Peak Retirement™ 2040 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/17 to 6/30/18, at net asset value (NAV). Performance shown does not include applicable contingent deferral sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.60%
Class C Shares	-1.00
Class R Shares	-0.80
Class Y Shares	-0.50
Class R5 Shares	-0.50
Class R6 Shares	-0.50
Bloomberg Barclays U.S. Aggregate Bond Index▼ (Broad Market Index)	-1.62
Custom Invesco Peak Retirement 2040 Benchmark∎ (Style-Specific Index)	0.72
Source(s): ▼FactSet Research Systems Inc.; ∎Invesco, FactSet Research Systems Inc.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment grade, fixed-rate bond market.

    The Custom Invesco Peak Retirement 2040 Benchmark was created by Invesco to serve as a style-specific benchmark for Invesco Peak Retirement™ 2040 Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index and the Bloomberg Barclays U.S. Aggregate Bond Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective. The Russell 3000® Index is an unmanaged index considered representative of the U.S. stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Cumulative Total Returns
As of 6/30/18, including maximum applicable
sales charges

Class A Shares
Inception (12/29/17)	-6.05%

Class C Shares
Inception (12/29/17)	-1.99%

Class R Shares
Inception (12/29/17)	-0.80%

Class Y Shares
Inception (12/29/17)	-0.50%

Class R5 Shares
Inception (12/29/17)	-0.50%

Class R6 Shares
Inception (12/29/17)	-0.50%

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.81%, 1.56%, 1.06%, 0.56%, 0.56% and 0.56%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6

shares was 4.90%, 5.65%, 5.15%, 4.65%, 4.55% and 4.50%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.41%.
2

Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least December 31, 2019. See current prospectus for more information.

Fund Nasdaq Symbols

Class A Shares	PKKGX
Class C Shares	PKKHX
Class R Shares	PKKJX
Class Y Shares	PKKIX
Class R5 Shares	PKKKX
Class R6 Shares	PKKLX

8                      Invesco Peak Retirement™ Funds

Fund Performance

Performance summary – Invesco Peak Retirement™ 2045 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/17 to 6/30/18, at net asset value (NAV). Performance shown does not include applicable contingent deferral sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.20%
Class C Shares	-0.50
Class R Shares	-0.30
Class Y Shares	-0.10
Class R5 Shares	-0.10
Class R6 Shares	-0.10
Russell 3000 Index▼ (Broad Market Index)	3.22
Custom Invesco Peak Retirement 2045 Benchmark∎ (Style-Specific Index)	0.87
Source(s): ▼FactSet Research Systems Inc.; ∎Invesco, FactSet Research Systems Inc.

The Russell 3000® Index is an unmanaged index considered representative of the U.S. stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Custom Invesco Peak Retirement 2045 Benchmark was created by Invesco to serve as a style-specific benchmark for Invesco Peak Retirement™ 2045 Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index and the Bloomberg Barclays U.S. Aggregate Bond Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors. The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment grade, fixed-rate bond market.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Cumulative Total Returns
As of 6/30/18, including maximum applicable
sales charges

Class A Shares
Inception (12/29/17)	-5.67%

Class C Shares
Inception (12/29/17)	-1.50%

Class R Shares
Inception (12/29/17)	-0.30%

Class Y Shares
Inception (12/29/17)	-0.10%

Class R5 Shares
Inception (12/29/17)	-0.10%

Class R6 Shares
Inception (12/29/17)	-0.10%

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.81%, 1.56%, 1.06%, 0.56%, 0.56% and 0.56%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6

shares was 4.89%, 5.64%, 5.14%, 4.64%, 4.54% and 4.49%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.40%.
2

Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least December 31, 2019. See current prospectus for more information.

Fund Nasdaq Symbols

Class A Shares	PKKAX
Class C Shares	PKKBX
Class R Shares	PKKDX
Class Y Shares	PKKCX
Class R5 Shares	PKKEX
Class R6 Shares	PKKFX

9                      Invesco Peak Retirement™ Funds

Fund Performance

Performance summary – Invesco Peak Retirement™ 2050 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/17 to 6/30/18, at net asset value (NAV). Performance shown does not include applicable contingent deferral sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.10%
Class C Shares	-0.50
Class R Shares	-0.20
Class Y Shares	0.00
Class R5 Shares	0.00
Class R6 Shares	0.00
Russell 3000 Index▼ (Broad Market Index)	3.22
Custom Invesco Peak Retirement 2050 Benchmark∎ (Style-Specific Index)	1.07
Source(s): ▼FactSet Research Systems Inc.; ∎Invesco, FactSet Research Systems Inc.

The Russell 3000® Index is an unmanaged index considered representative of the U.S. stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Custom Invesco Peak Retirement 2050 Benchmark was created by Invesco to serve as a style-specific benchmark for Invesco Peak Retirement™ 2050 Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index and the Bloomberg Barclays U.S. Aggregate Bond Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors. The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment grade, fixed-rate bond market.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Cumulative Total Returns
As of 6/30/18, including maximum applicable
sales charges

Class A Shares
Inception (12/29/17)	-5.58%

Class C Shares
Inception (12/29/17)	-1.50%

Class R Shares
Inception (12/29/17)	-0.20%

Class Y Shares
Inception (12/29/17)	0.00%

Class R5 Shares
Inception (12/29/17)	0.00%

Class R6 Shares
Inception (12/29/17)	0.00%

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.81%, 1.56%, 1.06%, 0.56%, 0.56% and 0.56%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6

shares was 9.93%, 10.68%, 10.18%, 9.68%, 9.59% and 9.55%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.41%.
2

Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least December 31, 2019. See current prospectus for more information.

Fund Nasdaq Symbols

Class A Shares	PKRSX
Class C Shares	PKRTX
Class R Shares	PKRVX
Class Y Shares	PKRUX
Class R5 Shares	PKRWX
Class R6 Shares	PKRZX

10                      Invesco Peak Retirement™ Funds

Fund Performance

Performance summary – Invesco Peak Retirement™ 2055 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/17 to 6/30/18, at net asset value (NAV). Performance shown does not include applicable contingent deferral sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.20%
Class C Shares	-0.20
Class R Shares	0.10
Class Y Shares	0.30
Class R5 Shares	0.30
Class R6 Shares	0.30
Russell 3000 Index▼ (Broad Market Index)	3.22
Custom Invesco Peak Retirement 2055 Benchmark∎ (Style-Specific Index)	1.25
Source(s): ▼FactSet Research Systems Inc.; ∎Invesco, FactSet Research Systems Inc.

The Russell 3000® Index is an unmanaged index considered representative of the U.S. stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Custom Invesco Peak Retirement 2055 Benchmark was created by Invesco to serve as a style-specific benchmark for Invesco Peak Retirement™ 2055 Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index and the Bloomberg Barclays U.S. Aggregate Bond Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors. The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment grade, fixed-rate bond market.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Cumulative Total Returns
As of 6/30/18, including maximum applicable
sales charges

Class A Shares
Inception (12/29/17)	-5.29%

Class C Shares
Inception (12/29/17)	-1.20%

Class R Shares
Inception (12/29/17)	0.10%

Class Y Shares
Inception (12/29/17)	0.30%

Class R5 Shares
Inception (12/29/17)	0.30%

Class R6 Shares
Inception (12/29/17)	0.30%

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.81%, 1.56%, 1.06%, 0.56%, 0.56% and 0.56%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6

shares was 9.91%, 10.66%, 10.16%, 9.66%, 9.57% and 9.53%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.39%.
2

Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least December 31, 2019. See current prospectus for more information.

Fund Nasdaq Symbols

Class A Shares	PKRMX
Class C Shares	PKRNX
Class R Shares	PKRPX
Class Y Shares	PKROX
Class R5 Shares	PKRQX
Class R6 Shares	PKRRX

11                      Invesco Peak Retirement™ Funds

Fund Performance

Performance summary – Invesco Peak Retirement™ 2060 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/17 to 6/30/18, at net asset value (NAV). Performance shown does not include applicable contingent deferral sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.20%
Class C Shares	-0.20
Class R Shares	0.10
Class Y Shares	0.30
Class R5 Shares	0.30
Class R6 Shares	0.30
Russell 3000 Index▼ (Broad Market Index)	3.22
Custom Invesco Peak Retirement 2060 Benchmark∎ (Style-Specific Index)	1.32
Source(s): ▼FactSet Research Systems Inc.; ∎Invesco, FactSet Research Systems Inc.

The Russell 3000® Index is an unmanaged index considered representative of the U.S. stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Custom Invesco Peak Retirement 2060 Benchmark was created by Invesco to serve as a style-specific benchmark for Invesco Peak Retirement™ 2060 Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index and the Bloomberg Barclays U.S. Aggregate Bond Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors. The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment grade, fixed-rate bond market.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Cumulative Total Returns
As of 6/30/18, including maximum applicable
sales charges

Class A Shares
Inception (12/29/17)	-5.29%

Class C Shares
Inception (12/29/17)	-1.20%

Class R Shares
Inception (12/29/17)	0.10%

Class Y Shares
Inception (12/29/17)	0.30%

Class R5 Shares
Inception (12/29/17)	0.30%

Class R6 Shares
Inception (12/29/17)	0.30%

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.81%, 1.56%, 1.06%, 0.56%, 0.56% and 0.56%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6

shares was 9.91%, 10.66%, 10.16%, 9.66%, 9.57% and 9.53%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.39%.
2

Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least December 31, 2019. See current prospectus for more information.

Fund Nasdaq Symbols

Class A Shares	PKRGX
Class C Shares	PKRHX
Class R Shares	PKRJX
Class Y Shares	PKRIX
Class R5 Shares	PKRKX
Class R6 Shares	PKRLX

12                      Invesco Peak Retirement™ Funds

Fund Performance

Performance summary – Invesco Peak Retirement™ 2065 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/17 to 6/30/18, at net asset value (NAV). Performance shown does not include applicable contingent deferral sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.10%
Class C Shares	-0.20
Class R Shares	0.10
Class Y Shares	0.30
Class R5 Shares	0.30
Class R6 Shares	0.30
Russell 3000 Index▼ (Broad Market Index)	3.22
Custom Invesco Peak Retirement 2065 Benchmark∎ (Style-Specific Index)	1.32
Source(s): ▼FactSet Research Systems Inc.; ∎Invesco, FactSet Research Systems Inc.

The Russell 3000® Index is an unmanaged index considered representative of the U.S. stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Custom Invesco Peak Retirement 2065 Benchmark was created by Invesco to serve as a style-specific benchmark for Invesco Peak Retirement™ 2065 Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index and the Bloomberg Barclays U.S. Aggregate Bond Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors. The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment grade, fixed-rate bond market.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Cumulative Total Returns
As of 6/30/18, including maximum applicable
sales charges

Class A Shares
Inception (12/29/17)	-4.44%

Class C Shares
Inception (12/29/17)	-1.20%

Class R Shares
Inception (12/29/17)	0.10%

Class Y Shares
Inception (12/29/17)	0.30%

Class R5 Shares
Inception (12/29/17)	0.30%

Class R6 Shares
Inception (12/29/17)	0.30%

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.81%, 1.56%, 1.06%, 0.56%, 0.56% and 0.56%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6

shares was 9.91%, 10.66%, 10.16%, 9.66%, 9.57% and 9.53%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.39%.
2

Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least December 31, 2019. See current prospectus for more information.

Fund Nasdaq Symbols

Class A Shares	PKRAX
Class C Shares	PKRBX
Class R Shares	PKRDX
Class Y Shares	PKRCX
Class R5 Shares	PKREX
Class R6 Shares	PKRFX

13                      Invesco Peak Retirement™ Funds

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

14                      Invesco Peak Retirement™ Funds

Schedule of Investments

June 30, 2018

(Unaudited)

Invesco Peak Retirement™ Now Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.54%(a)

	% of Net Assets 06/30/18	Value 01/03/18 (Commencement Date)	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/18	Value 06/30/18
Domestic Equity Funds–16.25%
Invesco Dividend Income Fund–Class R6	6.05%	$—	$31,108	$—	$(1,645)	$—	$368	1,274	$29,463
Invesco Russell Top 200 Pure Value ETF	7.73%	—	40,194	(1,502)	(1,039)	(10)	499	998	37,643
iShares Core S&P 500 ETF(b)	2.47%	—	12,487	(546)	70	3	113	44	12,014
Total Domestic Equity Funds		—	83,789	(2,048)	(2,614)	(7)	980		79,120

Fixed-Income Funds–65.78%
Invesco Core Plus Bond Fund–Class R6	6.03%	—	30,532	—	(1,191)	—	497	2,802	29,341
Invesco Corporate Bond Fund–Class R6	6.98%	—	35,779	—	(1,766)	—	717	4,838	34,013
Invesco Emerging Markets Sovereign Debt ETF	4.91%	—	26,560	—	(2,639)	—	538	902	23,921
Invesco Floating Rate Fund–Class R6	4.50%	—	23,051	(1,068)	(88)	1	509	2,904	21,896
Invesco High Yield Fund–Class R6	4.09%	—	20,630	—	(724)	—	527	4,915	19,906
Invesco Multi-Asset Income Fund–Class R6	8.11%	—	41,082	—	(1,611)	—	935	3,752	39,471
Invesco Quality Income Fund–Class R6	15.21%	—	76,442	—	(2,383)	—	1,475	6,379	74,059
Invesco Short Duration Inflation Protected Fund–Class R6	2.99%	—	15,156	(505)	(69)	(2)	159	1,416	14,580
Invesco Variable Rate Preferred ETF	4.99%	—	25,040	—	(762)	—	587	977	24,278
iShares Core Total USD Bond Market ETF(b)	7.97%	—	39,992	—	(1,187)	—	480	786	38,805
Total Fixed-Income Funds		—	334,264	(1,573)	(12,420)	(1)	6,424		320,270

Foreign Equity Funds–5.86%
Invesco S&P International Developed Low Volatility ETF	4.88%	—	24,974	—	(1,192)	—	427	738	23,782
iShares Core MSCI EAFE ETF(b)	0.98%	—	5,003	—	(250)	—	87	75	4,753
Total Foreign Equity Funds		—	29,977	—	(1,442)	—	514		28,535

Real Estate Funds–6.21%
Invesco Global Real Estate Income Fund– Class R6	6.21%	—	30,541	—	(320)	—	506	3,354	30,221

Money Market Funds–6.44%
Invesco Government & Agency Portfolio– Institutional Class, 1.80%(c)	3.22%	—	58,657	(42,985)	—	—	147	15,672	15,672
Invesco Liquid Assets Portfolio–Institutional Class, 2.02% (c)	3.22%	—	63,639	(47,967)	3	—	118	15,670	15,675
Total Money Market Funds		—	122,296	(90,952)	3	—	265		31,347
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $506,286)	100.54%	$—	$600,867	$(94,573)	$(16,793)	$(8)	$8,689		$489,493
OTHER ASSETS LESS LIABILITIES	(0.54)%								(2,603)
NET ASSETS	100.00%								$486,890
Investment Abbreviations:

ETF – Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Not affiliated with Invesco Advisers, Inc.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Peak RetirementTM Funds

Schedule of Investments—(continued)

June 30, 2018

(Unaudited)

Invesco Peak Retirement™ 2015 Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.03%(a)

	% of Net Assets 06/30/18	Value 01/03/18 (Commencement Date)	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/18	Value 06/30/18
Alternative Funds–1.50%
Invesco Global Targeted Returns Fund– Class R6(b)	1.50%	$—	$8,028	$—	$(102)	$—	$—	799	$7,926

Asset Allocation Funds–0.86%
Invesco Macro Allocation Strategy Fund– Class R6(b)	0.86%	—	4,522	—	24	—	—	475	4,546

Domestic Equity Funds–19.67%
Invesco All Cap Market Neutral Fund– Class R6(b)	0.86%	—	4,476	—	37	—	—	536	4,513
Invesco Diversified Dividend Fund–Class R6	0.56%	—	3,024	—	(94)	—	34	149	2,930
Invesco Dividend Income Fund–Class R6	3.35%	—	18,620	—	(968)	—	213	763	17,652
Invesco Equally-Weighted S&P 500 Fund– Class R6	2.72%	—	14,302	—	49	—	—	233	14,351
Invesco Growth and Income Fund–Class R6	1.11%	—	6,081	—	(207)	—	53	222	5,874
Invesco Russell Top 200 Pure Growth ETF	1.89%	—	9,044	—	917	—	32	196	9,961
Invesco Russell Top 200 Pure Value ETF	3.16%	—	17,124	—	(453)	—	214	442	16,671
Invesco U.S. Managed Volatility Fund– Class R6	3.92%	—	20,551	—	114	—	—	2,040	20,665
iShares Core S&P 500 ETF(c)	1.81%	—	9,501	—	56	—	88	35	9,557
iShares Core S&P Mid-Cap ETF(c)	0.29%	—	1,535	—	23	—	12	8	1,558
Total Domestic Equity Funds		—	104,258	—	(526)	—	646		103,732

Fixed-Income Funds–62.25%
Invesco 1-30 Laddered Treasury ETF	2.75%	—	14,848	—	(384)	—	153	456	14,464
Invesco Core Plus Bond Fund–Class R6	6.36%	—	34,872	—	(1,341)	—	562	3,203	33,531
Invesco Corporate Bond Fund–Class R6	2.80%	—	15,542	—	(761)	—	308	2,103	14,781
Invesco Emerging Markets Sovereign Debt ETF	5.51%	—	32,270	—	(3,204)	—	644	1,096	29,066
Invesco Floating Rate Fund–Class R6	5.42%	—	29,825	(1,135)	(119)	(6)	655	3,788	28,565
Invesco High Yield Fund–Class R6	5.29%	—	28,912	—	(1,009)	—	730	6,890	27,903
Invesco LadderRite 0-5 Year Corporate Bond ETF	1.83%	—	9,803	—	(138)	—	97	394	9,665
Invesco Multi-Asset Income Fund–Class R6	4.12%	—	22,615	—	(876)	—	509	2,066	21,739
Invesco Quality Income Fund–Class R6	10.24%	—	56,995	(1,302)	(1,666)	(41)	1,084	4,650	53,986
Invesco Short Duration Inflation Protected Fund–Class R6	3.01%	—	16,441	(506)	(74)	(1)	173	1,540	15,860
Invesco Short Term Bond Fund–Class R6	2.16%	—	11,532	—	(132)	—	129	1,344	11,400
Invesco Variable Rate Preferred ETF	4.10%	—	22,288	—	(668)	—	515	870	21,620
iShares Core Total USD Bond Market ETF(c)	6.84%	—	37,115	—	(1,075)	—	446	730	36,040
iShares Core U.S. Aggregate Bond ETF(c)	1.82%	—	9,824	—	(255)	—	109	90	9,569
Total Fixed-Income Funds		—	342,882	(2,943)	(11,702)	(48)	6,114		328,189

Foreign Equity Funds–6.34%
iShares Core MSCI EAFE ETF(c)	0.64%	—	3,536	—	(177)	—	61	53	3,359
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	2.01%	—	11,298	—	(680)	—	193	247	10,618
Invesco S&P International Developed Low Volatility ETF	3.69%	—	20,459	—	(995)	—	348	604	19,464
Total Foreign Equity Funds		—	35,293	—	(1,852)	—	602		33,441

Real Estate Funds–4.31%
Invesco Global Real Estate Income Fund– Class R6	4.31%	—	22,938	—	(242)	—	380	2,519	22,696

Money Market Funds–5.10%
Invesco Government & Agency Portfolio– Institutional Class, 1.80%(d)	2.31%	—	66,489	(54,293)	—	—	143	12,196	12,196
Invesco Liquid Assets Portfolio–Institutional Class, 2.02%(d)	2.79%	—	66,488	(51,802)	3	—	117	14,685	14,689
Total Money Market Funds		—	132,977	(106,095)	3	—	260		26,885
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $541,812)	100.03%	$—	$650,898	$(109,038)	$(14,397)	$(48)	$8,002		$527,415
OTHER ASSETS LESS LIABILITIES	(0.03)%								(161)
NET ASSETS	100.00%								$527,254

Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security had not declared a distribution in more than one year from the report date.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Peak RetirementTM Funds

Schedule of Investments—(continued)

June 30, 2018

(Unaudited)

Invesco Peak Retirement™ 2020 Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.08%(a)

	% of Net Assets 06/30/18	Value 01/03/18 (Commencement Date)	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/18	Value 06/30/18
Alternative Funds–2.78%
Invesco Global Targeted Returns Fund– Class R6(b)	2.78%	$—	$18,108	$—	$(173)	$—	$—	1,808	$17,935

Asset Allocation Funds–1.84%
Invesco Macro Allocation Strategy Fund– Class R6(b)	1.84%	—	11,721	—	127	—	—	1,238	11,848

Domestic Equity Funds–24.74%
Invesco All Cap Market Neutral Fund– Class R6(b)	1.77%	—	11,389	—	54	—	—	1,359	11,443
Invesco Diversified Dividend Fund–Class R6	1.01%	—	6,663	—	(145)	—	75	331	6,518
Invesco Dividend Income Fund–Class R6	0.61%	—	4,095	—	(162)	—	47	170	3,933
Invesco Equally-Weighted S&P 500 Fund– Class R6	3.39%	—	21,590	—	275	—	—	355	21,865
Invesco Growth and Income Fund–Class R6	1.98%	—	13,131	—	(368)	—	116	482	12,763
Invesco Russell Top 200 Pure Growth ETF	3.20%	—	18,834	—	1,798	—	66	406	20,632
Invesco S&P MidCap Low Volatility ETF	0.57%	—	3,567	—	147	—	32	79	3,714
Invesco U.S. Managed Volatility Fund– Class R6	8.68%	—	55,388	—	631	—	—	5,530	56,019
iShares Core S&P 500 ETF(c)	3.05%	—	19,508	—	152	—	181	72	19,660
iShares Core S&P Mid-Cap ETF(c)	0.48%	—	3,056	—	60	—	25	16	3,116
Total Domestic Equity Funds		—	157,221	—	2,442	—	542		159,663

Fixed-Income Funds–59.28%
Invesco 1-30 Laddered Treasury ETF	6.35%	—	42,706	(976)	(712)	(36)	413	1,292	40,982
Invesco Core Plus Bond Fund–Class R6	6.71%	—	45,607	(715)	(1,543)	(16)	688	4,139	43,333
Invesco Emerging Markets Sovereign Debt ETF	5.63%	—	40,167	—	(3,808)	—	802	1,371	36,359
Invesco Floating Rate Fund–Class R6	5.73%	—	37,785	(667)	(162)	(1)	779	4,901	36,955
Invesco High Yield Fund–Class R6	5.70%	—	37,904	—	(1,152)	—	912	9,075	36,752
Invesco LadderRite 0-5 Year Corporate Bond ETF	4.19%	—	27,348	—	(340)	—	258	1,101	27,008
Invesco Multi-Asset Income Fund–Class R6	0.54%	—	3,604	—	(115)	—	81	332	3,489
Invesco Quality Income Fund–Class R6	7.00%	—	47,331	(926)	(1,193)	(21)	846	3,892	45,191
Invesco Short Duration Inflation Protected Fund–Class R6	4.22%	—	27,325	—	(108)	—	293	2,643	27,217
Invesco Short Term Bond Fund–Class R6	4.39%	—	28,635	—	(300)	—	306	3,341	28,335
Invesco Variable Rate Preferred ETF	1.38%	—	9,144	—	(248)	—	202	358	8,896
iShares Core Total USD Bond Market ETF(c)	2.37%	—	15,687	—	(382)	—	176	310	15,305
iShares Core U.S. Aggregate Bond ETF(c)	5.07%	—	34,096	(641)	(694)	(14)	345	308	32,747
Total Fixed-Income Funds		—	397,339	(3,925)	(10,757)	(88)	6,101		382,569

Foreign Equity Funds–6.19%
Invesco International Growth Fund–Class R6	0.85%	—	5,872	—	(358)	—	—	159	5,514
iShares Core MSCI EAFE ETF(c)	1.06%	—	7,169	—	(325)	—	124	108	6,844
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	3.10%	—	21,191	—	(1,201)	—	367	465	19,990
Invesco S&P International Developed Low Volatility ETF	1.18%	—	7,899	—	(326)	—	136	235	7,573
Total Foreign Equity Funds		—	42,131	—	(2,210)	—	627		39,921

Real Estate Funds–3.14%
Invesco Global Real Estate Income Fund	3.14%	—	20,226	—	32	—	339	2,248	20,258

Money Market Funds–2.11%
Invesco Government & Agency Portfolio– Institutional Class, 1.80%(d)	1.06%	—	142,352	(135,534)	—	—	74	6,818	6,818
Invesco Liquid Assets Portfolio–Institutional Class, 2.02%(d)	1.05%	—	142,352	(135,534)	1	(2)	57	6,815	6,817
Total Money Market Funds		—	284,704	(271,068)	1	(2)	131		13,635
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $656,367)	100.08%	$—	$931,450	$(274,993)	$(10,538)	$(90)	$7,740		$645,829
OTHER ASSETS LESS LIABILITIES	(0.08)%								(493)
NET ASSETS	100.00%								$645,336

Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security had not declared a distribution in more than one year from the report date.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Peak RetirementTM Funds

Schedule of Investments—(continued)

June 30, 2018

(Unaudited)

Invesco Peak Retirement™ 2025 Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.27%(a)

	% of Net Assets 06/30/18	Value 01/03/18 (Commencement Date)	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/18	Value 06/30/18
Alternative Funds–2.99%
Invesco Global Targeted Returns Fund– Class R6(b)	2.99%	$—	$21,654	$—	$(187)	$—	$—	2,164	$21,467

Asset Allocation Funds–1.91%
Invesco Macro Allocation Strategy Fund– Class R6(b)	1.91%	—	13,674	—	69	—	—	1,436	13,743

Domestic Equity Funds–29.98%
Invesco All Cap Market Neutral Fund– Class R6(b)	1.92%	—	13,788	—	46	—	—	1,643	13,834
Invesco Diversified Dividend Fund–Class R6	1.27%	—	9,281	—	(187)	—	91	462	9,094
Invesco Equally-Weighted S&P 500 Fund– Class R6	3.02%	—	22,647	(1,157)	201	(11)	—	352	21,680
Invesco Growth and Income Fund–Class R6	2.51%	—	19,560	(1,026)	(462)	(19)	141	682	18,053
Invesco Russell Top 200 Pure Growth ETF	2.93%	—	21,270	(2,065)	1,755	79	63	414	21,039
Invesco S&P MidCap Low Volatility ETF	1.90%	—	13,572	(369)	472	5	103	291	13,680
Invesco U.S. Managed Volatility Fund– Class R6	12.64%	—	96,896	(7,111)	1,026	14	—	8,966	90,825
iShares Core S&P 500 ETF(c)	3.00%	—	22,693	(1,378)	239	17	170	79	21,571
iShares Core S&P Mid-Cap ETF(c)	0.79%	—	5,573	—	76	—	39	29	5,649
Total Domestic Equity Funds		—	225,280	(13,106)	3,166	85	607		215,425

Fixed-Income Funds–52.26%
Invesco 1-30 Laddered Treasury ETF	7.19%	—	53,618	(1,154)	(739)	(53)	452	1,629	51,672
Invesco Core Plus Bond Fund–Class R6	6.67%	—	49,920	(596)	(1,403)	(14)	643	4,576	47,907
Invesco Emerging Markets Sovereign Debt ETF	4.75%	—	37,885	(846)	(2,834)	(74)	625	1,287	34,131
Invesco Floating Rate Fund–Class R6	4.57%	—	32,967	—	(142)	—	593	4,353	32,825
Invesco High Yield Fund–Class R6	4.55%	—	33,638	—	(908)	—	691	8,081	32,730
Invesco LadderRite 0-5 Year Corporate Bond ETF	3.78%	—	27,413	—	(283)	—	223	1,106	27,130
Invesco Quality Income Fund–Class R6	6.40%	—	48,148	(1,129)	(990)	(35)	731	3,962	45,994
Invesco Short Duration Inflation Protected Fund–Class R6	3.79%	—	27,346	—	(95)	—	254	2,646	27,251
Invesco Short Term Bond Fund–Class R6	4.07%	—	29,535	—	(262)	—	268	3,452	29,273
iShares Core U.S. Aggregate Bond ETF(c)	6.49%	—	48,116	(635)	(786)	(21)	414	439	46,674
Total Fixed-Income Funds		—	388,586	(4,360)	(8,442)	(197)	4,894		375,587

Foreign Equity Funds–8.39%
Invesco International Companies Fund– Class R6	1.15%	—	8,522	—	(280)	—	—	692	8,242
Invesco International Growth Fund–Class R6	2.25%	—	17,192	—	(996)	—	—	467	16,196
iShares Core MSCI EAFE ETF(c)	1.49%	—	11,227	—	(518)	—	179	169	10,709
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	3.26%	—	25,453	(604)	(1,419)	—	394	545	23,430
Invesco FTSE RAFI Emerging Markets ETF	0.24%	—	1,889	—	(174)	—	15	83	1,715
Total Foreign Equity Funds		—	64,283	(604)	(3,387)	—	588		60,292

Real Estate Funds–3.00%
Invesco Global Real Estate Income Fund– Class R6	3.00%	—	22,049	(477)	(6)	(5)	319	2,393	21,561

Money Market Funds–1.74%
Invesco Government & Agency Portfolio– Institutional Class, 1.80%(d)	0.61%	—	224,022	(219,645)	—	—	31	4,377	4,377
Invesco Liquid Assets Portfolio–Institutional Class, 2.02%(d)	0.43%	—	134,739	(131,611)	—	—	30	3,127	3,128
Invesco Treasury Portfolio–Institutional Class, 1.76%(d)	0.70%	—	215,582	(210,580)	—	—	26	5,002	5,002
Total Money Market Funds		—	574,343	(561,836)	—	—	87		12,507
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $729,369)	100.27%	$—	$1,309,869	$(580,383)	$(8,787)	$(117)	$6,495		$720,582
OTHER ASSETS LESS LIABILITIES	(0.27)%								(1,949)
NET ASSETS	100.00%								$718,633

Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security had not declared a distribution in more than one year from the report date.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Peak RetirementTM Funds

Schedule of Investments—(continued)

June 30, 2018

(Unaudited)

Invesco Peak Retirement™ 2030 Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–99.90%(a)

	% of Net Assets 06/30/18	Value 01/03/18 (Commencement Date)	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 06/30/18	Value 06/30/18
Alternative Funds–2.99%
Invesco Global Targeted Returns Fund– Class R6(b)	2.99%	$—	$15,496	$—	$(180)	$—	$—	1,544	$15,316

Asset Allocation Funds–1.94%
Invesco Macro Allocation Strategy Fund– Class R6(b)	1.94%	—	9,884	—	50	—	—	1,038	9,934

Domestic Equity Funds–38.11%
Invesco All Cap Market Neutral Fund–Class R6(b)	1.95%	—	9,877	—	84	—	—	1,183	9,961
Invesco Comstock Fund–Class R6	0.86%	—	4,480	—	(97)	—	36	164	4,383
Invesco Diversified Dividend Fund–Class R6	1.71%	—	9,012	—	(281)	—	101	443	8,731
Invesco Equally-Weighted S&P 500 Fund– Class R6	3.49%	—	17,791	—	70	—	—	290	17,861
Invesco FTSE RAFI U.S. 1500 Small-Mid ETF	1.82%	—	8,793	—	531	—	45	67	9,324
Invesco Growth and Income Fund–Class R6	2.35%	—	12,451	—	(411)	—	107	455	12,040
Invesco Russell Top 200 Pure Growth ETF	4.15%	—	20,629	(1,487)	1,956	144	73	418	21,242
Invesco S&P MidCap Low Volatility ETF	2.20%	—	10,918	—	364	—	98	240	11,282
Invesco U.S. Managed Volatility Fund–Class R6	17.63%	—	91,169	(1,532)	543	28	—	8,905	90,208
iShares Core S&P 500 ETF(c)	0.96%	—	4,889	—	26	—	45	18	4,915
iShares Core S&P Mid-Cap ETF(c)	0.99%	—	4,990	—	74	—	41	26	5,064
Total Domestic Equity Funds		—	194,999	(3,019)	2,859	172	546		195,011

Fixed-Income Funds–39.57%
Invesco 1-30 Laddered Treasury ETF	5.71%	—	30,028	—	(782)	—	307	922	29,246
Invesco Core Plus Bond Fund–Class R6	5.90%	—	31,358	—	(1,173)	—	492	2,883	30,185
Invesco Emerging Markets Sovereign Debt ETF	3.15%	—	17,739	—	(1,641)	—	334	607	16,098
Invesco Floating Rate Fund–Class R6	3.05%	—	15,668	—	(63)	—	350	2,070	15,605
Invesco High Yield Fund–Class R6	3.09%	—	16,354	—	(557)	—	402	3,900	15,797
Invesco LadderRite 0-5 Year Corporate Bond ETF	1.15%	—	5,949	—	(86)	—	60	239	5,863
Invesco Quality Income Fund–Class R6	5.92%	—	31,269	—	(948)	—	595	2,612	30,321
Invesco Short Duration Inflation Protected Fund– Class R6	2.62%	—	13,485	—	(64)	—	144	1,303	13,421
Invesco Short Term Bond Fund–Class R6	3.20%	—	16,557	—	(186)	—	182	1,931	16,371
iShares Core U.S. Aggregate Bond ETF(c)	5.78%	—	30,343	—	(786)	—	331	278	29,557
Total Fixed-Income Funds		—	208,750	—	(6,286)	—	3,197		202,464

Foreign Equity Funds–13.03%
Invesco International Companies Fund–Class R6	2.22%	—	11,877	—	(503)	—	—	955	11,374
Invesco International Growth Fund–Class R6	3.56%	—	19,439	—	(1,232)	—	—	525	18,207
iShares Core MSCI EAFE ETF(c)	1.80%	—	9,638	—	(449)	—	153	145	9,189
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	4.08%	—	22,182	—	(1,289)	—	360	486	20,893
Invesco FTSE RAFI Emerging Markets ETF	1.10%	—	6,142	—	(520)	—	44	272	5,622
Invesco S&P Emerging Markets Low Volatility ETF	0.27%	—	1,476	—	(99)	—	10	57	1,377
Total Foreign Equity Funds		—	70,754	—	(4,092)	—	567		66,662

Real Estate Funds–3.03%
Invesco Global Real Estate Income Fund– Class R6	3.03%	—	15,621	—	(147)	—	259	1,717	15,474

Money Market Funds–1.23%
Invesco Government & Agency Portfolio– Institutional Class, 1.80%(d)	0.41%	—	109,745	(107,626)	—	—	16	2,119	2,119
Invesco Liquid Assets Portfolio–Institutional Class, 2.02%(d)	0.31%	—	78,452	(76,876)	—	—	18	1,576	1,576
Invesco Treasury Portfolio–Institutional Class, 1.76%(d)	0.51%	—	125,607	(122,999)	—	—	17	2,609	2,608
Total Money Market Funds		—	313,804	(307,501)	—	—	51		6,303
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $518,960)	99.90%	$—	$829,308	$(310,520)	$(7,796)	$172	$4,620		$511,164
OTHER ASSETS LESS LIABILITIES	0.10%								523
NET ASSETS	100.00%								$511,687

Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security had not declared a distribution in more than one year from the report date.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Peak RetirementTM Funds

Schedule of Investments—(continued)

June 30, 2018

(Unaudited)

Invesco Peak Retirement™ 2035 Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.05%(a)

	% of Net Assets 06/30/18	Value 01/03/18 (Commencement Date)	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 06/30/18	Value 06/30/18
Alternative Funds–2.34%
Invesco Global Targeted Returns Fund– Class R6(b)	2.34%	$—	$12,466	$—	$(145)	$—	$—	1,242	$12,321

Asset Allocation Funds–1.61%
Invesco Macro Allocation Strategy Fund– Class R6(b)	1.61%	—	8,399	—	42	—	—	882	8,441

Domestic Equity Funds–46.22%
Invesco All Cap Market Neutral Fund–Class R6(b)	0.76%	—	3,949	—	34	—	—	473	3,983
Invesco Comstock Fund–Class R6	2.05%	—	11,013	—	(232)	—	86	404	10,781
Invesco Diversified Dividend Fund–Class R6	3.13%	—	16,962	—	(503)	—	185	835	16,459
Invesco Equally-Weighted S&P 500 Fund– Class R6	4.49%	—	23,474	—	115	—	—	383	23,589
Invesco FTSE RAFI U.S. 1500 Small-Mid ETF	3.15%	—	15,591	—	969	—	81	119	16,560
Invesco Growth and Income Fund–Class R6	1.93%	—	10,495	—	(351)	—	90	384	10,144
Invesco Long/Short Equity Fund–Class R6	1.18%	—	6,553	—	(370)	—	—	540	6,183
Invesco Russell Top 200 Pure Growth ETF	6.38%	—	30,412	—	3,077	—	107	659	33,489
Invesco S&P MidCap Low Volatility ETF	2.08%	—	10,526	—	380	—	95	232	10,906
Invesco S&P SmallCap Low Volatility ETF	1.19%	—	5,970	—	264	—	48	129	6,234
Invesco U.S. Managed Volatility Fund–Class R6	18.91%	—	98,660	—	655	—	—	9,804	99,315
iShares Core S&P Mid-Cap ETF(c)	0.97%	—	4,990	—	74	—	40	26	5,064
Total Domestic Equity Funds		—	238,595	—	4,112	—	732		242,707

Fixed-Income Funds–29.50%
Invesco 1-30 Laddered Treasury ETF	4.63%	—	24,941	—	(644)	—	255	766	24,297
Invesco Core Plus Bond Fund–Class R6	4.18%	—	22,853	—	(869)	—	364	2,100	21,984
Invesco Emerging Markets Sovereign Debt ETF	1.77%	—	10,314	—	(1,032)	—	208	350	9,282
Invesco Floating Rate Fund–Class R6	1.82%	—	9,611	—	(38)	—	214	1,270	9,573
Invesco High Yield Fund–Class R6	1.85%	—	10,073	—	(345)	—	250	2,402	9,728
Invesco Quality Income Fund–Class R6	5.33%	—	28,838	—	(866)	—	545	2,409	27,972
Invesco Short Duration Inflation Protected Fund–Class R6	2.17%	—	11,441	—	(52)	—	120	1,106	11,389
Invesco Short Term Bond Fund–Class R6	2.95%	—	15,665	—	(176)	—	173	1,826	15,489
iShares Core U.S. Aggregate Bond ETF(c)	4.80%	—	25,859	—	(661)	—	280	237	25,198
Total Fixed-Income Funds		—	159,595	—	(4,683)	—	2,409		154,912

Foreign Equity Funds–16.59%
Invesco International Companies Fund–Class R6	2.96%	—	16,253	—	(687)	—	—	1,307	15,566
Invesco International Growth Fund–Class R6	4.09%	—	22,991	—	(1,524)	—	—	619	21,467
iShares Core MSCI EAFE ETF(c)	1.88%	—	10,409	—	(523)	—	180	156	9,886
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	5.04%	—	28,236	—	(1,754)	—	484	616	26,482
Invesco FTSE RAFI Emerging Markets ETF	1.65%	—	9,567	—	(906)	—	78	419	8,661
Invesco S&P Emerging Markets Low Volatility ETF	0.97%	—	5,439	—	(366)	—	37	210	5,073
Total Foreign Equity Funds		—	92,895	—	(5,760)	—	779		87,135

Real Estate Funds–2.41%
Invesco Global Real Estate Income Fund– Class R6	2.41%	—	12,754	—	(110)	—	206	1,403	12,644

Money Market Funds–1.38%
Invesco Government & Agency Portfolio– Institutional Class, 1.80%(d)	0.48%	—	117,242	(114,706)	—	—	20	2,536	2,536
Invesco Liquid Assets Portfolio–Institutional Class, 2.02%(d)	0.35%	—	83,744	(81,932)	1	—	20	1,813	1,813
Invesco Treasury Portfolio–Institutional Class, 1.76%(d)	0.55%	—	133,989	(131,090)	—	—	20	2,899	2,899
Total Money Market Funds		—	334,975	(327,728)	1	—	60		7,248
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $531,951)	100.05%	$—	$859,679	$(327,728)	$(6,543)	$—	$4,186		$525,408
OTHER ASSETS LESS LIABILITIES	(0.05)%								(269)
NET ASSETS	100.00%								$525,139

Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security had not declared a distribution in more than one year from the report date.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Peak RetirementTM Funds

Schedule of Investments—(continued)

June 30, 2018

(Unaudited)

Invesco Peak Retirement™ 2040 Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.48%(a)

	% of Net Assets 06/30/18	Value 01/03/18 (Commencement Date)	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 06/30/18	Value 06/30/18
Alternative Funds–0.76%
Invesco Global Targeted Returns Fund– Class R6(b)	0.76%	$—	$3,956	$—	$(48)	$—	$—	394	$3,908

Asset Allocation Funds–0.58%
Invesco Macro Allocation Strategy Fund– Class R6(b)	0.58%	—	2,971	—	15	—	—	312	2,986

Domestic Equity Funds–51.29%
Invesco Comstock Fund–Class R6	2.75%	—	14,486	—	(316)	—	114	531	14,170
Invesco Diversified Dividend Fund–Class R6	5.23%	—	27,713	—	(813)	—	302	1,366	26,900
Invesco Equally-Weighted S&P 500 Fund– Class R6	4.69%	—	24,047	—	96	—	—	392	24,143
Invesco FTSE RAFI U.S. 1500 Small-Mid ETF	3.25%	—	16,405	(700)	951	43	85	120	16,699
Invesco Growth and Income Fund–Class R6	1.97%	—	10,474	—	(356)	—	90	382	10,118
Invesco Long/Short Equity Fund–Class R6	1.96%	—	10,715	—	(628)	—	—	881	10,087
Invesco Russell Top 200 Pure Growth ETF	8.08%	—	40,289	(2,751)	3,827	205	139	818	41,570
Invesco S&P MidCap Low Volatility ETF	2.59%	—	12,874	—	430	—	116	283	13,304
Invesco S&P SmallCap Low Volatility ETF	2.33%	—	11,476	—	507	—	91	248	11,983
Invesco U.S. Managed Volatility Fund–Class R6	16.00%	—	81,765	—	501	—	—	8,121	82,266
iShares Core S&P 500 ETF(c)	0.85%	—	4,343	—	26	—	40	16	4,369
iShares Core S&P Mid-Cap ETF(c)	1.59%	—	8,062	—	119	—	65	42	8,181
Total Domestic Equity Funds		—	262,649	(3,451)	4,344	248	1,042		263,790

Fixed-Income Funds–21.97%
Invesco 1-30 Laddered Treasury ETF	4.17%	—	21,996	—	(553)	—	222	676	21,443
Invesco Core Plus Bond Fund–Class R6	2.90%	—	15,494	—	(573)	—	242	1,425	14,921
Invesco Emerging Markets Sovereign Debt ETF	1.41%	—	8,043	—	(803)	—	161	273	7,240
Invesco Floating Rate Fund–Class R6	0.59%	—	3,036	—	(12)	—	67	401	3,024
Invesco High Yield Fund–Class R6	0.57%	—	3,044	—	(107)	—	78	725	2,937
Invesco Quality Income Fund–Class R6	4.64%	—	24,622	—	(737)	—	464	2,057	23,885
Invesco Short Duration Inflation Protected Fund– Class R6	0.77%	—	3,996	—	(19)	—	43	386	3,977
Invesco Short Term Bond Fund–Class R6	2.70%	—	14,051	—	(157)	—	155	1,639	13,894
iShares Core U.S. Aggregate Bond ETF(c)	4.22%	—	22,241	—	(552)	—	236	204	21,689
Total Fixed-Income Funds		—	116,523	—	(3,513)	—	1,668		113,010

Foreign Equity Funds–21.67%
Invesco International Companies Fund–Class R6	3.68%	—	19,751	—	(826)	—	—	1,589	18,925
Invesco International Growth Fund–Class R6	5.47%	—	30,121	—	(1,996)	—	—	811	28,125
iShares Core MSCI EAFE ETF(c)	1.97%	—	10,640	—	(501)	—	170	160	10,139
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	6.80%	—	37,147	—	(2,196)	—	602	813	34,951
Invesco FTSE RAFI Emerging Markets ETF	1.98%	—	11,116	—	(946)	—	81	492	10,170
Invesco S&P Emerging Markets Low Volatility ETF	1.77%	—	9,735	—	(602)	—	60	378	9,133
Total Foreign Equity Funds		—	118,510	—	(7,067)	—	913		111,443

Real Estate Funds–2.64%
Invesco Global Real Estate Income Fund– Class R6	2.64%	—	13,685	—	(134)	—	223	1,504	13,551

Money Market Funds–1.57%
Invesco Government & Agency Portfolio– Institutional Class, 1.80%(d)	0.55%	—	118,643	(115,814)	—	—	18	2,829	2,829
Invesco Liquid Assets Portfolio–Institutional Class, 2.02%(d)	0.39%	—	84,746	(82,724)	—	—	18	2,022	2,022
Invesco Treasury Portfolio–Institutional Class, 1.76%(d)	0.63%	—	135,592	(132,357)	—	—	17	3,234	3,235
Total Money Market Funds		—	338,981	(330,895)	—	—	53		8,086
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $523,177)	100.48%	$—	$857,275	$(334,346)	$(6,403)	$248	$3,899		$516,774
OTHER ASSETS LESS LIABILITIES	(0.48)%								(2,477)
NET ASSETS	100.00%								$514,297

Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security had not declared a distribution in more than one year from the report date.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Peak RetirementTM Funds

Schedule of Investments—(continued)

June 30, 2018

(Unaudited)

Invesco Peak Retirement™ 2045 Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.04%(a)

	% of Net Assets 06/30/18	Value 01/03/18 (Commencement Date)	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 06/30/18	Value 06/30/18
Domestic Equity Funds–56.96%
Invesco Comstock Fund–Class R6	3.51%	$—	$20,245	$—	$(318)	$—	$163	747	$19,927
Invesco Diversified Dividend Fund–Class R6	7.04%	—	40,969	—	(1,044)	—	461	2,027	39,925
Invesco Equally-Weighted S&P 500 Fund– Class R6	5.39%	—	30,246	—	303	—	—	496	30,549
Invesco FTSE RAFI U.S. 1500 Small-Mid ETF	4.05%	—	21,547	—	1,414	—	112	165	22,961
Invesco Growth and Income Fund–Class R6	1.33%	—	7,790	—	(233)	—	69	286	7,557
Invesco Long/Short Equity Fund–Class R6	1.29%	—	7,768	—	(429)	—	—	641	7,339
Invesco Russell Top 200 Pure Growth ETF	11.33%	—	58,443	—	5,842	—	205	1,265	64,285
Invesco S&P MidCap Low Volatility ETF	3.16%	—	17,223	—	688	—	156	381	17,911
Invesco S&P SmallCap Low Volatility ETF	3.00%	—	16,169	—	840	—	130	352	17,009
Invesco U.S. Managed Volatility Fund–Class R6	13.64%	—	76,566	—	807	—	—	7,638	77,373
iShares Core S&P 500 ETF(b)	1.78%	—	10,033	—	70	—	93	37	10,103
iShares Core S&P Mid-Cap ETF(b)	1.44%	—	8,016	—	165	—	65	42	8,181
Total Domestic Equity Funds		—	315,015	—	8,105	—	1,454		323,120

Fixed-Income Funds–16.13%
Invesco 1-30 Laddered Treasury ETF	3.95%	—	22,905	—	(511)	—	235	706	22,394
Invesco Core Plus Bond Fund–Class R6	2.41%	—	14,207	—	(527)	—	226	1,307	13,680
Invesco Emerging Markets Sovereign Debt ETF	1.08%	—	6,839	—	(686)	—	142	232	6,153
Invesco Quality Income Fund –Class R6	4.41%	—	25,774	—	(740)	—	487	2,156	25,034
Invesco Short Term Bond Fund–Class R6	0.98%	—	5,595	—	(63)	—	62	652	5,532
iShares Core U.S. Aggregate Bond ETF(b)	3.30%	—	19,177	—	(465)	—	208	176	18,712
Total Fixed-Income Funds		—	94,497	—	(2,992)	—	1,360		91,505

Foreign Equity Funds–23.24%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	7.05%	—	42,520	—	(2,539)	—	733	930	39,981
Invesco FTSE RAFI Emerging Markets ETF	1.86%	—	11,627	—	(1,085)	—	95	510	10,542
Invesco International Companies Fund–Class R6	4.10%	—	24,197	—	(901)	—	—	1,956	23,296
Invesco International Growth Fund–Class R6	6.54%	—	39,553	—	(2,446)	—	—	1,070	37,107
Invesco S&P Emerging Markets Low Volatility ETF	1.81%	—	11,006	—	(738)	—	74	425	10,268
iShares Core MSCI EAFE ETF(b)	1.88%	—	11,186	—	(540)	—	193	168	10,646
Total Foreign Equity Funds		—	140,089	—	(8,249)	—	1,095		131,840

Real Estate Funds–2.44%
Invesco Global Real Estate Income Fund– Class R6	2.44%	—	13,906	—	(46)	—	232	1,538	13,860

Money Market Funds–1.27%
Invesco Government & Agency Portfolio– Institutional Class, 1.80%(c)	0.45%	—	139,232	(136,683)	—	—	23	2,549	2,549
Invesco Liquid Assets Portfolio–Institutional Class, 2.02%(c)	0.32%	—	99,451	(97,631)	—	—	23	1,819	1,820
Invesco Treasury Portfolio–Institutional Class, 1.76%(c)	0.50%	—	159,080	(156,235)	—	—	22	2,845	2,845
Total Money Market Funds		—	397,763	(390,549)	—	—	68		7,214
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $570,721)	100.04%	$—	$961,270	$(390,549)	$(3,182)	$—	$4,209		$567,539
OTHER ASSETS LESS LIABILITIES	(0.04)%								(217)
NET ASSETS	100.00%								$567,322
Investment Abbreviations:

ETF – Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Not affiliated with Invesco Advisers, Inc.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Peak RetirementTM Funds

Schedule of Investments—(continued)

June 30, 2018

(Unaudited)

Invesco Peak Retirement™ 2050 Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.07%(a)

	% of Net Assets 06/30/18	Value 01/03/18 (Commencement Date)	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/18	Value 06/30/18
Domestic Equity Funds–60.33%
Invesco Comstock Fund–Class R6	4.44%	$—	$22,952	$—	$(497)	$—	$184	842	$22,455
Invesco Diversified Dividend Fund–Class R6	9.14%	—	47,690	—	(1,435)	—	526	2,348	46,255
Invesco Equally-Weighted S&P 500 Fund– Class R6	6.48%	—	32,652	—	114	—	—	532	32,766
Invesco FTSE RAFI U.S. 1500 Small-Mid ETF	4.04%	—	19,817	(547)	1,165	22	100	147	20,457
Invesco Growth and Income Fund–Class R6	0.38%	—	1,991	—	(68)	—	17	73	1,923
Invesco Long/Short Equity Fund–Class R6	0.64%	—	3,465	—	(213)	—	—	284	3,252
Invesco Russell Top 200 Pure Growth ETF	12.42%	—	61,933	(5,295)	5,782	392	211	1,236	62,812
Invesco S&P MidCap Low Volatility ETF	3.05%	—	14,921	—	498	—	134	328	15,419
Invesco S&P SmallCap Low Volatility ETF	3.53%	—	17,909	(825)	756	38	143	370	17,878
Invesco U.S. Managed Volatility Fund– Class R6	12.08%	—	60,759	—	355	—	—	6,033	61,114
iShares Core S&P 500 ETF(b)	3.13%	—	15,749	—	88	—	146	58	15,837
iShares Core S&P Mid-Cap ETF(b)	1.00%	—	4,990	—	74	—	40	26	5,064
Total Domestic Equity Funds		—	304,828	(6,667)	6,619	452	1,501		305,232

Fixed-Income Funds–11.56%
Invesco 1-30 Laddered Treasury ETF	3.65%	—	19,604	(667)	(457)	(19)	196	582	18,461
Invesco Core Plus Bond Fund–Class R6	2.50%	—	13,135	—	(490)	—	207	1,208	12,645
Invesco Emerging Markets Sovereign Debt ETF	0.35%	—	1,985	—	(208)	—	42	67	1,777
Invesco Quality Income Fund–Class R6	3.93%	—	20,487	—	(608)	—	383	1,712	19,879
iShares Core U.S. Aggregate Bond ETF(b)	1.13%	—	5,900	—	(159)	—	65	54	5,741
Total Fixed-Income Funds		—	61,111	(667)	(1,922)	(19)	893		58,503

Foreign Equity Funds–25.30%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	7.68%	—	41,301	—	(2,438)	—	672	904	38,863
Invesco FTSE RAFI Emerging Markets ETF	2.27%	—	12,619	—	(1,127)	—	97	556	11,492
Invesco International Companies Fund– Class R6	4.40%	—	23,218	—	(982)	—	—	1,867	22,236
Invesco International Growth Fund–Class R6	6.71%	—	36,347	—	(2,395)	—	—	979	33,952
Invesco S&P Emerging Markets Low Volatility ETF	1.97%	—	10,645	—	(667)	—	66	413	9,978
iShares Core MSCI EAFE ETF(b)	2.27%	—	12,048	—	(578)	—	197	181	11,470
Total Foreign Equity Funds		—	136,178	—	(8,187)	—	1,032		127,991

Real Estate Funds–1.38%
Invesco Global Real Estate Income Fund– Class R6	1.38%	—	7,048	—	(72)	—	117	774	6,976

Money Market Funds–1.50%
Invesco Government & Agency Portfolio– Institutional Class, 1.80%(c)	0.53%	—	116,314	(113,652)	—	—	19	2,661	2,662
Invesco Liquid Assets Portfolio–Institutional Class, 2.02(c)	0.37%	—	83,081	(81,180)	—	—	19	1,902	1,901
Invesco Treasury Portfolio–Institutional Class, 1.76(c)	0.60%	—	132,928	(129,886)	—	—	19	3,042	3,042
Total Money Market Funds		—	332,323	(324,718)	—	—	57		7,605
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $509,869)	100.07%	$—	$841,488	$(332,052)	$(3,562)	$433	$3,600		$506,307
OTHER ASSETS LESS LIABILITIES	(0.07)%								(351)
NET ASSETS	100.00%								$505,956

Investment Abbreviations:

ETF – Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Not affiliated with Invesco Advisers, Inc.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Peak RetirementTM Funds

Schedule of Investments—(continued)

June 30, 2018

(Unaudited)

Invesco Peak Retirement™ 2055 Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.03%(a)

	% of Net Assets 06/30/18	Value 01/03/18 (Commencement Date)	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/18	Value 06/30/18
Domestic Equity Funds–64.52%
Invesco Comstock Fund–Class R6	6.15%	$—	$32,256	$—	$(687)	$—	$256	1,184	$31,569
Invesco Diversified Dividend Fund–Class R6	9.92%	—	52,541	—	(1,605)	—	577	2,585	50,936
Invesco Equally-Weighted S&P 500 Fund– Class R6	7.76%	—	40,441	(741)	151	(2)	—	647	39,849
Invesco FTSE RAFI U.S. 1500 Small-Mid ETF	4.82%	—	24,801	(1,541)	1,413	97	129	178	24,770
Invesco Long/Short Equity Fund–Class R6	0.18%	—	988	—	(61)	—	—	81	927
Invesco Russell Top 200 Pure Growth ETF	14.06%	—	69,871	(4,639)	6,649	332	241	1,421	72,213
Invesco S&P MidCap Low Volatility ETF	2.70%	—	13,420	—	448	—	121	295	13,868
Invesco S&P SmallCap Low Volatility ETF	3.61%	—	19,179	(1,514)	810	80	153	384	18,555
Invesco U.S. Managed Volatility Fund– Class R6	10.40%	—	54,087	(992)	329	2	—	5,274	53,426
iShares Core S&P 500 ETF(b)	3.93%	—	20,084	—	122	—	183	74	20,206
iShares Core S&P Mid-Cap ETF(b)	0.99%	—	4,990	—	74	—	40	26	5,064
Total Domestic Equity Funds		—	332,658	(9,427)	7,643	509	1,700		331,383

Fixed-Income Funds–6.72%
Invesco 1-30 Laddered Treasury ETF	2.90%	—	15,803	(539)	(372)	(15)	154	469	14,877
Invesco Core Plus Bond Fund–Class R6	0.94%	—	5,031	—	(196)	—	82	462	4,835
Invesco Quality Income Fund–Class R6	2.88%	—	15,267	—	(461)	—	291	1,275	14,806
Total Fixed-Income Funds		—	36,101	(539)	(1,029)	(15)	527		34,518

Foreign Equity Funds–27.05%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	7.94%	—	43,294	—	(2,496)	—	692	949	40,798
Invesco FTSE RAFI Emerging Markets ETF	2.49%	—	14,524	(561)	(1,177)	29	101	620	12,815
Invesco International Companies Fund– Class R6	4.70%	—	25,193	—	(1,063)	—	—	2,026	24,130
Invesco International Growth Fund–Class R6	7.18%	—	39,361	—	(2,496)	—	—	1,063	36,865
Invesco S&P Emerging Markets Low Volatility ETF	2.26%	—	12,396	—	(775)	—	76	481	11,621
iShares Core MSCI EAFE ETF(b)	2.48%	—	13,361	—	(624)	—	213	201	12,737
Total Foreign Equity Funds		—	148,129	(561)	(8,631)	29	1,082		138,966

Real Estate Funds–0.39%
Invesco Global Real Estate Income Fund– Class R6	0.39%	—	2,010	—	(21)	—	33	221	1,989

Money Market Funds–1.35%
Invesco Government & Agency Portfolio– Institutional Class, 1.80%(c)	0.47%	—	116,661	(114,239)	—	—	17	2,422	2,422
Invesco Liquid Assets Portfolio–Institutional Class, 2.02%(c)	0.34%	—	83,329	(81,599)	—	—	18	1,730	1,730
Invesco Treasury Portfolio–Institutional Class, 1.76%(c)	0.54%	—	133,324	(130,556)	—	—	17	2,768	2,768
Total Money Market Funds		—	333,314	(326,394)	—	—	52		6,920
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $515,814)	100.03%	$—	$852,212	$(336,921)	$(2,038)	$523	$3,394		$513,776
OTHER ASSETS LESS LIABILITIES	(0.03)%								(161)
NET ASSETS	100.00%								$513,615

Investment Abbreviations:

ETF – Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Not affiliated with Invesco Advisers, Inc.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Peak RetirementTM Funds

Schedule of Investments—(continued)

June 30, 2018

(Unaudited)

Invesco Peak Retirement™ 2060 Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.40%(a)

	% of Net Assets 06/30/18	Value 01/03/18 (Commencement Date)	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 06/30/18	Value 06/30/18
Domestic Equity Funds–66.36%
Invesco Comstock Fund–Class R6	6.94%	$—	$35,721	$—	$(764)	$—	$283	1,311	$34,957
Invesco Diversified Dividend Fund–Class R6	10.00%	—	51,909	—	(1,569)	—	572	2,555	50,340
Invesco Equally-Weighted S&P 500 Fund– Class R6	8.40%	—	43,376	(1,257)	168	25	—	687	42,312
Invesco FTSE RAFI U.S. 1500 Small-Mid ETF	5.44%	—	27,298	(1,555)	1,560	111	135	197	27,414
Invesco Russell Top 200 Pure Growth ETF	14.77%	—	73,794	(6,847)	6,849	602	245	1,464	74,398
Invesco S&P MidCap Low Volatility ETF	2.56%	—	12,464	—	417	—	112	274	12,881
Invesco S&P SmallCap Low Volatility ETF	3.48%	—	17,400	(636)	742	35	135	363	17,541
Invesco U.S. Managed Volatility Fund–Class R6	9.86%	—	51,404	(2,103)	314	53	—	4,903	49,668
iShares Core S&P 500 ETF(b)	3.90%	—	20,350	(842)	129	23	181	72	19,660
iShares Core S&P Mid-Cap ETF(b)	1.01%	—	4,990	—	74	—	40	26	5,064
Total Domestic Equity Funds		—	338,706	(13,240)	7,920	849	1,703		334,235

Fixed-Income Funds–5.06%
Invesco 1-30 Laddered Treasury ETF	2.54%	—	13,142	—	(327)	—	132	404	12,815
Invesco Quality Income Fund–Class R6	2.52%	—	13,076	—	(393)	—	247	1,093	12,683
Total Fixed-Income Funds		—	26,218	—	(720)	—	379		25,498

Foreign Equity Funds–27.48%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	7.88%	—	42,222	—	(2,542)	—	705	923	39,680
Invesco FTSE RAFI Emerging Markets ETF	2.38%	—	13,247	—	(1,238)	—	108	581	12,009
Invesco International Companies Fund–Class R6	4.95%	—	26,017	—	(1,089)	—	—	2,093	24,928
Invesco International Growth Fund–Class R6	7.35%	—	39,650	—	(2,612)	—	—	1,068	37,038
Invesco S&P Emerging Markets Low Volatility ETF	2.47%	—	13,253	—	(835)	—	83	514	12,418
iShares Core MSCI EAFE ETF(b)	2.45%	—	12,985	—	(628)	—	214	195	12,357
Total Foreign Equity Funds		—	147,374	—	(8,944)	—	1,110		138,430

Money Market Funds–1.50%
Invesco Government & Agency Portfolio– Institutional Class, 1.80%(c)	0.52%	—	116,943	(114,300)	—	—	17	2,643	2,643
Invesco Liquid Assets Portfolio–Institutional Class, 2.02%(c)	0.38%	—	83,531	(81,643)	—	—	17	1,888	1,888
Invesco Treasury Portfolio–Institutional Class, 1.76%(c)	0.60%	—	133,631	(130,626)	—	—	17	3,005	3,005
Total Money Market Funds		—	334,105	(326,569)	—	—	51		7,536
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $507,443)	100.40%	$—	$846,403	$(339,809)	$(1,744)	$849	$3,243		$505,699
OTHER ASSETS LESS LIABILITIES	(0.40)%								(2,010)
NET ASSETS	100.00%								$503,689

Investment Abbreviations:

ETF – Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Not affiliated with Invesco Advisers, Inc.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco Peak RetirementTM Funds

Schedule of Investments—(continued)

June 30, 2018

(Unaudited)

Invesco Peak Retirement™ 2065 Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.03%(a)

	% of Net Assets 06/30/18	Value 01/03/18 (Commencement Date)	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/18	Value 06/30/18
Domestic Equity Funds–67.71%
Invesco Comstock Fund–Class R6	6.97%	$—	$97,578	$(59,685)	$(812)	$(1,449)	$292	1,336	$35,632
Invesco Diversified Dividend Fund– Class R6	9.84%	—	141,951	(88,759)	(1,616)	(1,266)	581	2,554	50,310
Invesco Equally-Weighted S&P 500 Fund– Class R6	8.46%	—	119,538	(75,053)	164	(1,413)	—	702	43,236
Invesco FTSE RAFI U.S. 1500 Small-Mid ETF	5.82%	—	78,463	(49,654)	1,706	(735)	146	214	29,780
Invesco Russell Top 200 Pure Growth ETF	15.51%	—	209,995	(137,456)	7,296	(558)	253	1,560	79,277
Invesco S&P MidCap Low Volatility ETF	2.63%	—	35,056	(21,837)	430	(204)	117	286	13,445
Invesco S&P SmallCap Low Volatility ETF	3.62%	—	49,561	(31,447)	806	(413)	143	383	18,507
Invesco U.S. Managed Volatility Fund– Class R6	9.82%	—	139,946	(88,588)	304	(1,437)	—	4,958	50,225
iShares Core S&P 500 ETF(b)	4.01%	—	55,393	(34,763)	98	(249)	188	75	20,479
iShares Core S&P Mid-Cap ETF(b)	1.03%	—	13,322	(8,045)	70	(88)	42	27	5,259
Total Domestic Equity Funds		—	940,803	(595,287)	8,446	(7,812)	1,762		346,150

Fixed-Income Funds–4.99%
Invesco 1-30 Laddered Treasury ETF	2.54%	—	35,430	(21,949)	(146)	(362)	138	409	12,973
Invesco Quality Income Fund–Class R6	2.45%	—	35,613	(22,609)	(242)	(219)	258	1,080	12,543
Total Fixed-Income Funds		—	71,043	(44,558)	(388)	(581)	396		25,516

Foreign Equity Funds–25.99%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	7.29%	—	113,328	(72,537)	(2,460)	(1,059)	689	867	37,272
Invesco FTSE RAFI Emerging Markets ETF	2.21%	—	34,819	(22,080)	(1,222)	(252)	103	545	11,265
Invesco International Companies Fund– Class R6	4.83%	—	71,264	(44,816)	(1,108)	(638)	—	2,074	24,702
Invesco International Growth Fund– Class R6	6.97%	—	106,164	(67,188)	(2,584)	(741)	—	1,028	35,651
Invesco S&P Emerging Markets Low Volatility ETF	2.27%	—	34,715	(21,996)	(843)	(255)	83	481	11,621
iShares Core MSCI EAFE ETF(b)	2.42%	—	35,197	(21,911)	(662)	(267)	224	195	12,357
Total Foreign Equity Funds		—	395,487	(250,528)	(8,879)	(3,212)	1,099		132,868

Money Market Funds–1.34%
Invesco Government & Agency Portfolio– Institutional Class, 1.80%(c)	0.47%	—	434,301	(431,882)	—	—	59	2,419	2,419
Invesco Liquid Assets Portfolio–Institutional Class, 2.02%(c)	0.34%	—	310,215	(308,509)	—	22	52	1,728	1,728
Invesco Treasury Portfolio–Institutional Class, 1.76%(c)	0.53%	—	496,306	(493,579)	—	—	64	2,727	2,727
Total Money Market Funds		—	1,240,822	(1,233,970)	—	22	175		6,874
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $512,229)	100.03%	$—	$2,648,155	$(2,124,343)	$(821)	$(11,583)	$3,432		$511,408
OTHER ASSETS LESS LIABILITIES	(0.03)%								(158)
NET ASSETS	100.00%								$511,250

Investment Abbreviations:

ETF – Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Not affiliated with Invesco Advisers, Inc.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Invesco Peak RetirementTM Funds

Portfolio Composition*

June 30, 2018

(Unaudited)

Invesco Peak Retirement™ Now Fund

By fund type, based on total investments
Fixed Income Funds	65.4%
Equity Funds	22.0
Alternatives Funds	6.2
Money Market Funds	6.4

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

Invesco Peak Retirement™ 2015 Fund

By fund type, based on total investments
Fixed Income Funds	62.2%
Equity Funds	26.0
Alternatives Funds	6.7
Money Market Funds	5.1

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

Invesco Peak Retirement™ 2020 Fund

By fund type, based on total investments
Fixed Income Funds	59.2%
Equity Funds	31.0
Alternatives Funds	7.7
Money Market Funds	2.1

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

Invesco Peak Retirement™ 2025 Fund

By fund type, based on total investments
Fixed Income Funds	52.1%
Equity Funds	38.3
Alternatives Funds	7.9
Money Market Funds	1.7

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

Invesco Peak Retirement™ 2030 Fund

By fund type, based on total investments
Equity Funds	51.2%
Fixed Income Funds	39.6
Alternatives Funds	8.0
Money Market Funds	1.2

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

Invesco Peak Retirement™ 2035 Fund

By fund type, based on total investments
Equity Funds	62.8%
Fixed Income Funds	29.5
Alternatives Funds	6.3
Money Market Funds	1.4

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

Invesco Peak Retirement™ 2040 Fund

By fund type, based on total investments
Equity Funds	72.6%
Fixed Income Funds	21.9
Alternatives Funds	4.0
Money Market Funds	1.5

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

Invesco Peak Retirement™ 2045 Fund

By fund type, based on total investments
Equity Funds	80.2%
Fixed Income Funds	16.1
Alternatives Funds	2.4
Money Market Funds	1.3

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

Invesco Peak Retirement™ 2050 Fund

By fund type, based on total investments
Equity Funds	85.6%
Fixed Income Funds	11.5
Alternatives Funds	1.4
Money Market Funds	1.5

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

Invesco Peak Retirement™ 2055 Fund

By fund type, based on total investments
Equity Funds	91.6%
Fixed Income Funds	6.7
Alternatives Funds	0.4
Money Market Funds	1.3

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Invesco Peak RetirementTM Funds

Portfolio Composition*—(continued)

June 30, 2018

(Unaudited)

Invesco Peak Retirement™ 2060 Fund

By fund type, based on total investments
Equity Funds	93.5%
Fixed Income Funds	5.0
Money Market Funds	1.5

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

Invesco Peak Retirement™ 2065 Fund

By fund type, based on total investments
Equity Funds	93.7%
Fixed Income Funds	5.0
Money Market Funds	1.3

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Invesco Peak RetirementTM Funds

Statements of Assets and Liabilities

June 30, 2018

(Unaudited)

	Invesco Peak Retirement™ Now Fund	Invesco Peak Retirement™ 2015 Fund	Invesco Peak Retirement™ 2020 Fund	Invesco Peak Retirement™ 2025 Fund	Invesco Peak Retirement™ 2030 Fund	Invesco Peak Retirement™ 2035 Fund
Assets:
Investments in affiliated underlying funds, at value	$433,921	$467,332	$568,157	$635,979	$462,439	$485,260
Investments in unaffiliated underlying funds, at value	55,572	60,083	77,672	84,603	48,725	40,148
Receivable for:
Fund shares sold	—	—	—	303	750	—
Dividends — affiliated underlying funds	37	38	—	—	—	—
Dividends — unaffiliated underlying funds	56	52	106	126	45	22
Other assets	56,354	55,139	57,377	57,275	56,924	56,979
Total assets	545,940	582,644	703,312	778,286	568,883	582,409

Liabilities:
Payable for:
Investments purchased — affiliated underlying funds	663	618	668	1,681	366	283
Investments purchased — unaffiliated underlying funds	—	—	—	826	—	—
Accrued fees to affiliates	36,621	16,896	35,475	35,031	34,298	37,019
Accrued trustees’ and officers’ fees and benefits	4,395	4,310	4,318	4,457	4,457	3,807
Accrued other operating expenses	17,371	33,566	17,515	17,658	18,075	16,161
Total liabilities	59,050	55,390	57,976	59,653	57,196	57,270
Net assets applicable to shares outstanding	$486,890	$527,254	$645,336	$718,633	$511,687	$525,139

Net assets consist of:
Shares of beneficial interest	$501,113	$534,185	$649,227	$721,778	$515,188	$528,034
Undistributed net investment income	2,578	7,514	6,737	5,759	4,123	3,648
Undistributed net realized gain (loss)	(8)	(48)	(90)	(117)	172	—
Net unrealized appreciation (depreciation)	(16,793)	(14,397)	(10,538)	(8,787)	(7,796)	(6,543)
	$486,890	$527,254	$645,336	$718,633	$511,687	$525,139

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Invesco Peak RetirementTM Funds

Statements of Assets and Liabilities—(continued)

June 30, 2018

(Unaudited)

	Invesco Peak Retirement™ Now Fund	Invesco Peak Retirement™ 2015 Fund	Invesco Peak Retirement™ 2020 Fund	Invesco Peak Retirement™ 2025 Fund	Invesco Peak Retirement™ 2030 Fund	Invesco Peak Retirement™ 2035 Fund
Net Assets:
Class A	$39,917	$72,748	$81,995	$176,910	$54,780	$67,610
Class C	$9,719	$9,842	$116,678	$95,339	$9,894	$9,908
Class R	$9,723	$9,867	$9,910	$9,904	$9,919	$9,932
Class Y	$38,876	$39,537	$39,715	$39,690	$39,746	$39,799
Class R5	$97,177	$98,829	$99,273	$99,211	$99,350	$99,486
Class R6	$291,478	$296,431	$297,765	$297,579	$297,998	$298,404

Shares outstanding, no par value, unlimited number of shares authorized:
Class A	4,109	7,373	8,273	17,857	5,521	6,806
Class C	1,001	1,001	11,816	9,659	1,001	1,001
Class R	1,001	1,001	1,001	1,001	1,001	1,001
Class Y	4,001	4,001	4,001	4,001	4,001	4,001
Class R5	10,001	10,001	10,001	10,001	10,001	10,001
Class R6	30,001	30,001	30,001	30,001	30,001	30,001
Class A:
Net asset value per share	$9.71	$9.87	$9.91	$9.91	$9.92	$9.93
Maximum offering price per share (Net asset value ÷ 94.50%)	$10.28	$10.44	$10.49	$10.49	$10.50	$10.51
Class C:
Net asset value and offering price per share	$9.71	$9.83	$9.87	$9.87	$9.88	$9.90
Class R:
Net asset value and offering price per share	$9.71	$9.86	$9.90	$9.89	$9.91	$9.92
Class Y:
Net asset value and offering price per share	$9.72	$9.88	$9.93	$9.92	$9.93	$9.95
Class R5:
Net asset value and offering price per share	$9.72	$9.88	$9.93	$9.92	$9.93	$9.95
Class R6:
Net asset value and offering price per share	$9.72	$9.88	$9.93	$9.92	$9.93	$9.95
Cost of Investments in affiliated underlying funds	$449,347	$480,301	$577,506	$643,777	$469,100	$490,693
Cost of Investments in unaffiliated underlying funds	$56,939	$61,511	$78,861	$85,592	$49,860	$41,258

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Invesco Peak RetirementTM Funds

Statements of Assets and Liabilities—(continued)

June 30, 2018

(Unaudited)

	Invesco Peak Retirement™ 2040 Fund	Invesco Peak Retirement™ 2045 Fund	Invesco Peak Retirement™ 2050 Fund	Invesco Peak Retirement™ 2055 Fund	Invesco Peak Retirement™ 2060 Fund	Invesco Peak Retirement™ 2065 Fund
Assets:
Investments in affiliated underlying funds, at value	$472,396	$519,897	$468,195	$475,769	$468,618	$473,313
Investments in unaffiliated underlying funds, at value	44,378	47,642	38,112	38,007	37,081	38,095
Receivable for:
Investments sold — affiliated underlying funds	2,584	30	4,191	—	713	—
Dividends — unaffiliated underlying funds	56	83	96	117	114	119
Other assets	56,758	56,670	57,143	57,510	56,242	57,012
Total assets	576,172	624,322	567,737	571,403	562,768	568,539

Liabilities:
Payable for:
Investments purchased — affiliated underlying funds	4,293	145	3,866	69	2,038	46
Investments purchased — unaffiliated underlying funds	762	—	635	—	572	—
Accrued fees to affiliates	34,771	35,017	37,236	38,037	35,387	37,038
Accrued trustees’ and officers’ fees and benefits	4,395	3,913	4,457	4,068	4,131	4,395
Accrued other operating expenses	17,654	17,925	15,587	15,614	16,951	15,810
Total liabilities	61,875	57,000	61,781	57,788	59,079	57,289
Net assets applicable to shares outstanding	$514,297	$567,322	$505,956	$513,615	$503,689	$511,250

Net assets consist of:
Shares of beneficial interest	$517,051	$566,917	$505,978	$512,287	$501,887	$520,831
Undistributed net investment income	3,401	3,587	3,107	2,843	2,697	2,823
Undistributed net realized gain (loss)	248	—	433	523	849	(11,583)
Net unrealized appreciation (depreciation)	(6,403)	(3,182)	(3,562)	(2,038)	(1,744)	(821)
	$514,297	$567,322	$505,956	$513,615	$503,689	$511,250

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Invesco Peak RetirementTM Funds

Statements of Assets and Liabilities—(continued)

June 30, 2018

(Unaudited)

	Invesco Peak Retirement™ 2040 Fund	Invesco Peak Retirement™ 2045 Fund	Invesco Peak Retirement™ 2050 Fund	Invesco Peak Retirement™ 2055 Fund	Invesco Peak Retirement™ 2060 Fund	Invesco Peak Retirement™ 2065 Fund
Net Assets:
Class A	$56,789	$107,624	$45,870	$51,738	$42,010	$47,440
Class C	$9,907	$9,955	$9,963	$10,515	$10,179	$9,994
Class R	$9,929	$9,979	$9,988	$10,015	$10,018	$10,019
Class Y	$39,798	$39,988	$40,022	$40,132	$40,144	$42,443
Class R5	$99,482	$99,957	$100,042	$100,317	$100,348	$100,352
Class R6	$298,392	$299,819	$300,071	$300,898	$300,990	$301,002

Shares outstanding, no par value, unlimited number of shares authorized:
Class A	5,716	10,780	4,592	5,164	4,192	4,692
Class C	1,001	1,001	1,001	1,054	1,020	1,001
Class R	1,001	1,001	1,001	1,001	1,001	1,001
Class Y	4,001	4,001	4,001	4,001	4,001	4,230
Class R5	10,001	10,001	10,001	10,001	10,001	10,001
Class R6	30,001	30,001	30,001	30,001	30,001	30,001
Class A:
Net asset value per share	$9.94	$9.98	$9.99	$10.02	$10.02	$10.11
Maximum offering price per share (Net asset value ÷ 94.50%)	$10.52	$10.56	$10.57	$10.60	$10.60	$10.70
Class C:
Net asset value and offering price per share	$9.90	$9.95	$9.95	$9.98	$9.98	$9.98
Class R:
Net asset value and offering price per share	$9.92	$9.97	$9.98	$10.00	$10.01	$10.01
Class Y:
Net asset value and offering price per share	$9.95	$9.99	$10.00	$10.03	$10.03	$10.03
Class R5:
Net asset value and offering price per share	$9.95	$9.99	$10.00	$10.03	$10.03	$10.03
Class R6:
Net asset value and offering price per share	$9.95	$9.99	$10.00	$10.03	$10.03	$10.03
Cost of Investments in affiliated underlying funds	$477,891	$522,309	$471,182	$477,379	$469,937	$473,640
Cost of Investments in unaffiliated underlying funds	$45,286	$48,412	$38,687	$38,435	$37,506	$38,589

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Invesco Peak RetirementTM Funds

Statements of Operations

For the period January 3, 2018 (commencement date) through June 30, 2018

(Unaudited)

	Invesco Peak Retirement™ Now Fund	Invesco Peak Retirement™ 2015 Fund	Invesco Peak Retirement™ 2020 Fund	Invesco Peak Retirement™ 2025 Fund	Invesco Peak Retirement™ 2030 Fund	Invesco Peak Retirement™ 2035 Fund
Investment income:
Dividends from affiliated underlying funds	$8,009	$7,286	$6,889	$5,693	$4,050	$3,686
Dividends from unaffiliated underlying funds	680	716	851	802	570	500
Total investment income	8,689	8,002	7,740	6,495	4,620	4,186

Expenses:
Administrative services fees	24,521	24,521	24,521	24,521	24,521	24,521
Custodian fees	3,218	3,225	3,406	3,607	3,310	3,409
Distribution fees:
Class A	48	83	84	116	56	65
Class C	48	48	449	172	49	49
Class R	24	24	24	24	24	24
Transfer agent fees — A, C, R and Y	569	490	535	553	542	531
Transfer agent fees — R5	25	18	18	23	23	18
Transfer agent fees — R6	75	53	54	68	68	55
Trustees’ and officers’ fees and benefits	9,291	9,206	9,214	9,353	9,353	8,703
Registration and filing fees	51,382	50,803	50,808	50,808	50,939	50,808
Reports to shareholders	3,778	24,980	4,991	5,044	4,723	3,824
Professional services fees	16,133	16,133	16,133	16,133	16,958	16,133
Other	5,000	5,000	6,249	6,251	6,250	6,000
Total expenses	114,112	134,584	116,486	116,673	116,816	114,140
Less: Expenses reimbursed and expense offset arrangement(s)	(113,703)	(134,096)	(115,483)	(115,937)	(116,319)	(113,602)
Net expenses	409	488	1,003	736	497	538
Net investment income	8,280	7,514	6,737	5,759	4,123	3,648

Realized and unrealized gain (loss):
Net realized gain (loss) from:
Affiliated underlying fund shares	(11)	(48)	(76)	(113)	172	—
Unaffiliated underlying fund shares	3	—	(14)	(4)	—	—
	(8)	(48)	(90)	(117)	172	—
Change in net unrealized appreciation (depreciation) of:
Affiliated underlying fund shares	(15,426)	(12,969)	(9,349)	(7,798)	(6,661)	(5,433)
Unaffiliated underlying fund shares	(1,367)	(1,428)	(1,189)	(989)	(1,135)	(1,110)
	(16,793)	(14,397)	(10,538)	(8,787)	(7,796)	(6,543)
Net realized and unrealized gain (loss)	(16,801)	(14,445)	(10,628)	(8,904)	(7,624)	(6,543)
Net increase (decrease) in net assets resulting from operations	$(8,521)	$(6,931)	$(3,891)	$(3,145)	$(3,501)	$(2,895)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Invesco Peak RetirementTM Funds

Statements of Operations—(continued)

For the period January 3, 2018 (commencement date) through June 30, 2018

(Unaudited)

	Invesco Peak Retirement™ 2040 Fund	Invesco Peak Retirement™ 2045 Fund	Invesco Peak Retirement™ 2050 Fund	Invesco Peak Retirement™ 2055 Fund	Invesco Peak Retirement™ 2060 Fund	Invesco Peak Retirement™ 2065 Fund
Investment income:
Dividends from affiliated underlying funds	$3,388	$3,650	$3,152	$2,958	$2,808	$2,978
Dividends from unaffiliated underlying funds	511	559	448	436	435	454
Total investment income	3,899	4,209	3,600	3,394	3,243	3,432

Expenses:
Administrative services fees	24,520	24,521	24,521	24,521	24,521	24,521
Custodian fees	3,368	3,407	3,296	3,353	3,305	3,849
Distribution fees:
Class A	56	114	51	56	52	89
Class C	49	49	49	50	50	49
Class R	24	25	25	25	25	25
Transfer agent fees — A, C, R and Y	478	526	537	556	520	567
Transfer agent fees — R5	21	24	20	20	23	20
Transfer agent fees — R6	62	71	60	60	69	60
Trustees’ and officers’ fees and benefits	9,291	8,810	9,353	8,964	9,027	9,291
Registration and filing fees	50,939	50,939	50,939	50,939	50,939	50,924
Reports to shareholders	5,323	3,776	3,839	4,194	3,445	3,823
Professional services fees	16,125	17,897	16,133	16,133	17,140	16,133
Other	6,000	6,000	5,000	4,998	5,999	4,999
Total expenses	116,256	116,159	113,823	113,869	115,115	114,350
Less: Expenses reimbursed and expense offset arrangement(s)	(115,758)	(115,537)	(113,330)	(113,318)	(114,569)	(113,741)
Net expenses	498	622	493	551	546	609
Net investment income	3,401	3,587	3,107	2,843	2,697	2,823

Realized and unrealized gain (loss):
Net realized gain (loss) from:
Affiliated underlying fund shares	248	—	433	523	826	(10,979)
Unaffiliated underlying fund shares	—	—	—	—	23	(604)
	248	—	433	523	849	(11,583)
Change in net unrealized appreciation (depreciation) of:
Affiliated underlying fund shares	(5,495)	(2,412)	(2,987)	(1,610)	(1,319)	(327)
Unaffiliated underlying fund shares	(908)	(770)	(575)	(428)	(425)	(494)
	(6,403)	(3,182)	(3,562)	(2,038)	(1,744)	(821)
Net realized and unrealized gain (loss)	(6,155)	(3,182)	(3,129)	(1,515)	(895)	(12,404)
Net increase (decrease) in net assets resulting from operations	$(2,754)	$405	$(22)	$1,328	$1,802	$(9,581)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Invesco Peak RetirementTM Funds

Statements of Changes in Net Assets

For the period January 3, 2018 (commencement date) through June 30, 2018

(Unaudited)

	Invesco Peak Retirement™ Now Fund	Invesco Peak Retirement™ 2015 Fund	Invesco Peak Retirement™ 2020 Fund	Invesco Peak Retirement™ 2025 Fund
	January 3, 2018 (commencement date) through June 30, 2018	January 3, 2018 (commencement date) through June 30, 2018	January 3, 2018 (commencement date) through June 30, 2018	January 3, 2018 (commencement date) through June 30, 2018
Operations:
Net investment income	$8,280	$7,514	$6,737	$5,759
Net realized gain (loss)	(8)	(48)	(90)	(117)
Change in net unrealized appreciation (depreciation)	(16,793)	(14,397)	(10,538)	(8,787)
Net increase (decrease) in net assets resulting from operations	(8,521)	(6,931)	(3,891)	(3,145)

Distributions to shareholders from net investment income:
Class A	(426)	—	—	—
Class C	(75)	—	—	—
Class R	(464)	—	—	—
Class Y	(1,161)	—	—	—
Class R5	(96)	—	—	—
Class R6	(3,480)	—	—	—
Total distributions to shareholders from net investment income	(5,702)	—	—	—

Share transactions–net:
Class A	41,063	74,135	82,144	176,666
Class C	10,010	10,010	117,043	95,072
Class R	10,010	10,010	10,010	10,010
Class Y	40,010	40,010	40,010	40,010
Class R5	100,010	100,010	100,010	100,010
Class R6	300,010	300,010	300,010	300,010
Net increase in net assets resulting from share transactions	501,113	534,185	649,227	721,778
Net increase in net assets	486,890	527,254	645,336	718,633

Net assets:
Beginning of period	—	—	—	—
End of period*	$486,890	$527,254	$645,336	$718,633
* Includes undistributed net investment income	$2,578	$7,514	$6,737	$5,759

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Invesco Peak RetirementTM Funds

Statements of Changes in Net Assets—(continued)

For the period January 3, 2018 (commencement date) through June 30, 2018

(Unaudited)

	Invesco Peak Retirement™ 2030 Fund	Invesco Peak Retirement™ 2035 Fund	Invesco Peak Retirement™ 2040 Fund	Invesco Peak Retirement™ 2045 Fund
	January 3, 2018 (commencement date) through June 30, 2018	January 3, 2018 (commencement date) through June 30, 2018	January 3, 2018 (commencement date) through June 30, 2018	January 3, 2018 (commencement date) through June 30, 2018
Operations:
Net investment income	$4,123	$3,648	$3,401	$3,587
Net realized gain (loss)	172	—	248	—
Change in net unrealized appreciation (depreciation)	(7,796)	(6,543)	(6,403)	(3,182)
Net increase (decrease) in net assets resulting from operations	(3,501)	(2,895)	(2,754)	405

Share transactions–net:
Class A	55,138	67,984	57,001	106,867
Class C	10,010	10,010	10,010	10,010
Class R	10,010	10,010	10,010	10,010
Class Y	40,010	40,010	40,010	40,010
Class R5	100,010	100,010	100,010	100,010
Class R6	300,010	300,010	300,010	300,010
Net increase in net assets resulting from share transactions	515,188	528,034	517,051	566,917
Net increase in net assets	511,687	525,139	514,297	567,322

Net assets:
Beginning of period	—	—	—	—
End of period*	$511,687	$525,139	$514,297	$567,322
* Includes undistributed net investment income	$4,123	$3,648	$3,401	$3,587

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Invesco Peak RetirementTM Funds

Statements of Changes in Net Assets—(continued)

For the period January 3, 2018 (commencement date) through June 30, 2018

(Unaudited)

	Invesco Peak Retirement™ 2050 Fund	Invesco Peak Retirement™ 2055 Fund	Invesco Peak Retirement™ 2060 Fund	Invesco Peak Retirement™ 2065 Fund
	January 3, 2018 (commencement date) through June 30, 2018	January 3, 2018 (commencement date) through June 30, 2018	January 3, 2018 (commencement date) through June 30, 2018	January 3, 2018 (commencement date) through June 30, 2018
Operations:
Net investment income	$3,107	$2,843	$2,697	$2,823
Net realized gain (loss)	433	523	849	(11,583)
Change in net unrealized appreciation (depreciation)	(3,562)	(2,038)	(1,744)	(821)
Net increase (decrease) in net assets resulting from operations	(22)	1,328	1,802	(9,581)

Share transactions–net:
Class A	45,928	51,710	41,651	58,424
Class C	10,010	10,537	10,196	10,010
Class R	10,010	10,010	10,010	10,010
Class Y	40,010	40,010	40,010	42,367
Class R5	100,010	100,010	100,010	100,010
Class R6	300,010	300,010	300,010	300,010
Net increase in net assets resulting from share transactions	505,978	512,287	501,887	520,831
Net increase in net assets	505,956	513,615	503,689	511,250

Net assets:
Beginning of period	—	—	—	—
End of period*	$505,956	$513,615	$503,689	$511,250
* Includes undistributed net investment income	$3,107	$2,843	$2,697	$2,823

Notes to Financial Statements

June 30, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Growth Series (Invesco Growth Series) (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. The Funds covered in this report, each a series portfolio of the Trust, are Invesco Peak Retirement™ Now Fund, Invesco Peak Retirement™ 2015 Fund, Invesco Peak Retirement™ 2020 Fund, Invesco Peak Retirement™ 2025 Fund, Invesco Peak Retirement™ 2030 Fund, Invesco Peak Retirement™ 2035 Fund, Invesco Peak Retirement™ 2040 Fund, Invesco Peak Retirement™ 2045 Fund, Invesco Peak Retirement™ 2050 Fund, Invesco Peak Retirement™ 2055 Fund, Invesco Peak Retirement™ 2060 Fund and Invesco Peak Retirement™ 2065 Fund (collectively, the “Funds”). Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or each class will be voted on exclusively by the shareholders of each Fund or each class.

The investment objective of each Fund is total return over time, consistent with its strategic target allocation.

Each Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”), exchange-traded funds advised by Invesco Capital Management (“Invesco Capital”), formerly Invesco PowerShares Capital Management LLC, an affiliate of Invesco, or other unaffiliated advisers. The Adviser may change each Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

Each Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted

37                         Invesco Peak RetirementTM Funds

securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

38                         Invesco Peak RetirementTM Funds

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions — Invesco Peak Retirement™ Now Fund generally declares and pays dividends from net investment income, if any, monthly. Invesco Peak Retirement™ 2015 Fund, Invesco Peak Retirement™ 2020 Fund, Invesco Peak Retirement™ 2025 Fund, Invesco Peak Retirement™ 2030 Fund, Invesco Peak Retirement™ 2035 Fund, Invesco Peak Retirement™ 2040 Fund, Invesco Peak Retirement™ 2045 Fund, Invesco Peak Retirement™ 2050 Fund, Invesco Peak Retirement™ 2055 Fund, Invesco Peak Retirement™ 2060 Fund and Invesco Peak Retirement™ 2065 Fund generally declare and pay dividends from net investment income, if any, annually. Distributions from net realized capital gains, if any, are generally paid annually and recorded on the ex-dividend date. The Funds may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D.

Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.

Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Funds and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within Note 10.

Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Other Risks — Certain of the underlying funds are non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Funds do not pay an advisory fee. However, each Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, formerly Invesco PowerShares Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

39                         Invesco Peak RetirementTM Funds

Invesco has contractually agreed, through at least December 31, 2019, to reimburse expenses to the extent necessary to limit total annual fund operating expenses after expense reimbursement (including estimated Acquired Fund Fees and Expenses and excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares for each Fund, as shown in the following table (the “expense limits”):

	Class A	Class C	Class R	Class Y	Class R5	Class R6	Acquired Fund Fees and Expenses
Invesco Peak Retirement™ Now Fund	0.81%	1.56%	1.06%	0.56%	0.56%	0.56%	0.44%
Invesco Peak Retirement™ 2015 Fund	0.81%	1.56%	1.06%	0.56%	0.56%	0.56%	0.43%
Invesco Peak Retirement™ 2020 Fund	0.81%	1.56%	1.06%	0.56%	0.56%	0.56%	0.41%
Invesco Peak Retirement™ 2025 Fund	0.81%	1.56%	1.06%	0.56%	0.56%	0.56%	0.41%
Invesco Peak Retirement™ 2030 Fund	0.81%	1.56%	1.06%	0.56%	0.56%	0.56%	0.41%
Invesco Peak Retirement™ 2035 Fund	0.81%	1.56%	1.06%	0.56%	0.56%	0.56%	0.40%
Invesco Peak Retirement™ 2040 Fund	0.81%	1.56%	1.06%	0.56%	0.56%	0.56%	0.41%
Invesco Peak Retirement™ 2045 Fund	0.81%	1.56%	1.06%	0.56%	0.56%	0.56%	0.40%
Invesco Peak Retirement™ 2050 Fund	0.81%	1.56%	1.06%	0.56%	0.56%	0.56%	0.41%
Invesco Peak Retirement™ 2055 Fund	0.81%	1.56%	1.06%	0.56%	0.56%	0.56%	0.39%
Invesco Peak Retirement™ 2060 Fund	0.81%	1.56%	1.06%	0.56%	0.56%	0.56%	0.39%
Invesco Peak Retirement™ 2065 Fund	0.81%	1.56%	1.06%	0.56%	0.56%	0.56%	0.39%

In determining Invesco’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of a Fund directly, but are fees and expenses, including management fees of the investment companies in which a Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues each Fund’s fee waiver agreement, it will terminate on December 31, 2019. During its term, each fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the period January 3, 2018 (commencement date) through June 30, 2018, Invesco reimbursed the following expenses:

	Fund Level	Class A	Class C	Class R	Class Y	Class R5	Class R6
Invesco Peak Retirement™ Now Fund	$113,034	$223	$55	$55	$222	$25	$75
Invesco Peak Retirement™ 2015 Fund	133,536	254	37	37	148	17	53
Invesco Peak Retirement™ 2020 Fund	114,877	169	227	24	98	18	54
Invesco Peak Retirement™ 2025 Fund	115,293	283	105	30	119	22	68
Invesco Peak Retirement™ 2030 Fund	115,687	228	50	50	199	22	68
Invesco Peak Retirement™ 2035 Fund	112,997	242	46	46	183	18	55
Invesco Peak Retirement™ 2040 Fund	115,198	200	44	44	175	20	62
Invesco Peak Retirement™ 2045 Fund	114,916	311	33	33	134	24	71
Invesco Peak Retirement™ 2050 Fund	112,713	214	51	51	205	20	60
Invesco Peak Retirement™ 2055 Fund	112,682	239	53	53	211	20	60
Invesco Peak Retirement™ 2060 Fund	113,957	209	50	49	197	23	69
Invesco Peak Retirement™ 2065 Fund	113,095	296	41	41	172	20	60

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the period January 3, 2018 (commencement date) through June 30, 2018, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the period January 3, 2018 (commencement date) through June 30, 2018, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of each Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). Each Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of each Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the period January 3, 2018 (commencement date) through June 30, 2018, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

40                         Invesco Peak RetirementTM Funds

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Funds. Front-end sales commissions are deducted from proceeds from the sales of each Fund’s shares prior to investment in Class A shares of the Funds. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period January 3, 2018 (commencement date) through June 30, 2018, IDI advised the Funds that IDI retained the following in front-end sales commissions from the sale of Class A shares:

Front End Sales Charges
Invesco Peak Retirement™ Now Fund	$—
Invesco Peak Retirement™ 2015 Fund	—
Invesco Peak Retirement™ 2020 Fund	—
Invesco Peak Retirement™ 2025 Fund	—
Invesco Peak Retirement™ 2030 Fund	4
Invesco Peak Retirement™ 2035 Fund	342
Invesco Peak Retirement™ 2040 Fund	44
Invesco Peak Retirement™ 2045 Fund	4
Invesco Peak Retirement™ 2050 Fund	—
Invesco Peak Retirement™ 2055 Fund	39
Invesco Peak Retirement™ 2060 Fund	9
Invesco Peak Retirement™ 2065 Fund	—

The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2018, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the period January 3, 2018 (commencement date) through June 30, 2018, there were no material transfers between valuation levels.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits, which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the period January 3, 2018 (commencement date) through June 30, 2018, the Funds received credits from this arrangement, which resulted in the reduction of each Fund’s total expenses of:

Transfer Agent Credits
Invesco Peak Retirement™ Now Fund	$14
Invesco Peak Retirement™ 2015 Fund	14
Invesco Peak Retirement™ 2020 Fund	16
Invesco Peak Retirement™ 2025 Fund	17
Invesco Peak Retirement™ 2030 Fund	15
Invesco Peak Retirement™ 2035 Fund	15
Invesco Peak Retirement™ 2040 Fund	15
Invesco Peak Retirement™ 2045 Fund	15
Invesco Peak Retirement™ 2050 Fund	16
Invesco Peak Retirement™ 2055 Fund	—
Invesco Peak Retirement™ 2060 Fund	15
Invesco Peak Retirement™ 2065 Fund	16

41                         Invesco Peak RetirementTM Funds

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the fund.

NOTE 6—Cash Balances

The Funds are permitted to temporarily carry a negative or overdrawn balance in their account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

NOTE 8—Investment Transactions

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	For the period January 3, 2018 (commencement date) through June 30, 2018*		At June 30, 2018
	Purchases	Sales	Federal Tax Cost**	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Peak Retirement™ Now Fund	$478,571	$3,621	$506,286	$73	$(16,866)	$(16,793)
Invesco Peak Retirement™ 2015 Fund	517,921	2,943	541,812	1,223	(15,620)	(14,397)
Invesco Peak Retirement™ 2020 Fund	646,746	3,925	656,367	3,277	(13,815)	(10,538)
Invesco Peak Retirement™ 2025 Fund	735,526	18,547	729,369	3,884	(12,671)	(8,787)
Invesco Peak Retirement™ 2030 Fund	515,504	3,019	518,960	3,699	(11,495)	(7,796)
Invesco Peak Retirement™ 2035 Fund	524,704	—	531,951	5,610	(12,153)	(6,543)
Invesco Peak Retirement™ 2040 Fund	518,294	3,451	523,177	6,472	(12,875)	(6,403)
Invesco Peak Retirement™ 2045 Fund	563,507	—	570,721	10,129	(13,311)	(3,182)
Invesco Peak Retirement™ 2050 Fund	509,165	7,334	509,869	8,832	(12,394)	(3,562)
Invesco Peak Retirement™ 2055 Fund	518,898	10,527	515,814	9,996	(12,034)	(2,038)
Invesco Peak Retirement™ 2060 Fund	512,298	13,240	507,443	10,253	(11,997)	(1,744)
Invesco Peak Retirement™ 2065 Fund	1,407,333	890,373	512,229	10,874	(11,695)	(821)

*	Excludes U.S. Treasury obligations and money market funds, if any.
**	In a Fund’s initial year of operations, the cost of investments, including any derivatives, for tax purposes will not reflect any tax adjustments until its fiscal year-end reporting period.

42                         Invesco Peak RetirementTM Funds

NOTE 9—Share Information

Invesco Peak Retirement™ Now Fund

	Summary of Share Activity
	January 3, 2018 (commencement date) through June 30, 2018(a)
	Shares	Amount
Sold:
Class A	4,109	$41,063
Class C	1,001	10,010
Class R	1,001	10,010
Class Y	4,001	40,010
Class R5	10,001	100,010
Class R6	30,001	300,010
Net increase in share activity	50,114	$501,113

(a)	100% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

Invesco Peak Retirement™ 2015 Fund

	Summary of Share Activity
	January 3, 2018 (commencement date) through June 30, 2018(a)
	Shares	Amount
Sold:
Class A	7,373	$74,135
Class C	1,001	10,010
Class R	1,001	10,010
Class Y	4,001	40,010
Class R5	10,001	100,010
Class R6	30,001	300,010
Net increase in share activity	53,378	$534,185

(a)	100% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

Invesco Peak Retirement™ 2020 Fund

	Summary of Share Activity
	January 3, 2018 (commencement date) through June 30, 2018(a)
	Shares	Amount
Sold:
Class A	8,273	$82,144
Class C	11,816	117,043
Class R	1,001	10,010
Class Y	4,001	40,010
Class R5	10,001	100,010
Class R6	30,001	300,010
Net increase in share activity	65,093	$649,227

(a)	100% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

43                         Invesco Peak RetirementTM Funds

NOTE 9—Share Information—(continued)

Invesco Peak Retirement™ 2025 Fund

	Summary of Share Activity
	January 3, 2018 (commencement date) through June 30, 2018(a)
	Shares	Amount
Sold:
Class A	19,753	$195,451
Class C	9,659	95,072
Class R	1,001	10,010
Class Y	4,001	40,010
Class R5	10,001	100,010
Class R6	30,001	300,010

Reacquired:
Class A	(1,896)	(18,785)
Class C	—	—
Class R	—	—
Class Y	—	—
Class R5	—	—
Class R6	—	—
Net increase in share activity	72,520	$721,778

(a)	100% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

Invesco Peak Retirement™ 2030 Fund

	Summary of Share Activity
	January 3, 2018 (commencement date) through June 30, 2018(a)
	Shares	Amount
Sold:
Class A	5,521	$55,138
Class C	1,001	10,010
Class R	1,001	10,010
Class Y	4,001	40,010
Class R5	10,001	100,010
Class R6	30,001	300,010
Net increase in share activity	51,526	$515,188

(a)	97% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

Invesco Peak Retirement™ 2035 Fund

	Summary of Share Activity
	January 3, 2018 (commencement date) through June 30, 2018(a)
	Shares	Amount
Sold:
Class A	6,806	$67,984
Class C	1,001	10,010
Class R	1,001	10,010
Class Y	4,001	40,010
Class R5	10,001	100,010
Class R6	30,001	300,010
Net increase in share activity	52,811	$528,034

(a)	95% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

44                         Invesco Peak RetirementTM Funds

NOTE 9—Share Information—(continued)

Invesco Peak Retirement™ 2040 Fund

	Summary of Share Activity
	January 3, 2018 (commencement date) through June 30, 2018(a)
	Shares	Amount
Sold:
Class A	5,716	$57,001
Class C	1,001	10,010
Class R	1,001	10,010
Class Y	4,001	40,010
Class R5	10,001	100,010
Class R6	30,001	300,010
Net increase in share activity	51,721	$517,051

(a)	87% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

Invesco Peak Retirement™ 2045 Fund

	Summary of Share Activity
	January 3, 2018 (commencement date) through June 30, 2018(a)
	Shares	Amount
Sold:
Class A	10,780	$106,867
Class C	1,001	10,010
Class R	1,001	10,010
Class Y	4,001	40,010
Class R5	10,001	100,010
Class R6	30,001	300,010
Net increase in share activity	56,785	$566,917

(a)	100% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

Invesco Peak Retirement™ 2050 Fund

	Summary of Share Activity
	January 3, 2018 (commencement date) through June 30, 2018(a)
	Shares	Amount
Sold:
Class A	4,592	$45,928
Class C	1,001	10,010
Class R	1,001	10,010
Class Y	4,001	40,010
Class R5	10,001	100,010
Class R6	30,001	300,010
Net increase in share activity	50,597	$505,978

(a)	100% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

45                         Invesco Peak RetirementTM Funds

NOTE 9—Share Information—(continued)

Invesco Peak Retirement™ 2055 Fund

	Summary of Share Activity
	January 3, 2018 (commencement date) through June 30, 2018(a)
	Shares	Amount
Sold:
Class A	5,263	$52,710
Class C	1,054	10,537
Class R	1,001	10,010
Class Y	4,001	40,010
Class R5	10,001	100,010
Class R6	30,001	300,010

Reacquired:
Class A	(99)	(1,000)
Class C	—	—
Class R	—	—
Class Y	—	—
Class R5	—	—
Class R6	—	—
Net increase in share activity	51,222	$512,287

(a)	99% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

Invesco Peak Retirement™ 2060 Fund

	Summary of Share Activity
	January 3, 2018 (commencement date) through June 30, 2018(a)
	Shares	Amount
Sold:
Class A	5,019	$50,076
Class C	1,020	10,196
Class R	1,001	10,010
Class Y	4,001	40,010
Class R5	10,001	100,010
Class R6	30,001	300,010

Reacquired:
Class A	(827)	(8,425)
Class C	—	—
Class R	—	—
Class Y	—	—
Class R5	—	—
Class R6	—	—
Net increase in share activity	50,216	$501,887

(a)	100% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

46                         Invesco Peak RetirementTM Funds

NOTE 9—Share Information—(continued)

Invesco Peak Retirement™ 2065 Fund

	Summary of Share Activity
	January 3, 2018 (commencement date) through June 30, 2018(a)
	Shares	Amount
Sold:
Class A	91,492	$952,050
Class C	1,001	10,010
Class R	1,001	10,010
Class Y	4,230	42,367
Class R5	10,001	100,010
Class R6	30,001	300,010

Reacquired:
Class A	(86,800)	(893,626)
Class C	—	—
Class R	—	—
Class Y	—	—
Class R5	—	—
Class R6	—	—
Net increase in share activity	50,926	$520,831

(a)	98% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

NOTE 10—Financial Highlights

The following schedules present financial highlights for a share of each Fund outstanding throughout the periods indicated.

Invesco Peak Retirement™ Now Fund

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Period ended 06/30/18(e)	$10.00	$0.16	$(0.34)	$(0.18)	$(0.11)	$9.71	(1.84)%	$40	0.37	%(f)	48.50	%(f)	3.24	%(f)	1%
Class C
Period ended 06/30/18(e)	10.00	0.12	(0.34)	(0.22)	(0.07)	9.71	(2.15)	10	1.12	(f)	49.25	(f)	2.49	(f)	1
Class R
Period ended 06/30/18(e)	10.00	0.15	(0.34)	(0.19)	(0.10)	9.71	(1.94)	10	0.62	(f)	48.75	(f)	2.99	(f)	1
Class Y
Period ended 06/30/18(e)	10.00	0.17	(0.33)	(0.16)	(0.12)	9.72	(1.64)	39	0.12	(f)	48.25	(f)	3.49	(f)	1
Class R5
Period ended 06/30/18(e)	10.00	0.17	(0.33)	(0.16)	(0.12)	9.72	(1.64)	97	0.12	(f)	47.12	(f)	3.49	(f)	1
Class R6
Period ended 06/30/18(e)	10.00	0.17	(0.33)	(0.16)	(0.12)	9.72	(1.64)	291	0.12	(f)	47.12	(f)	3.49	(f)	1

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds was 0.44%.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Commencement date of January 3, 2018.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $39, $10, $10, $39, $98 and $294 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

47                         Invesco Peak RetirementTM Funds

NOTE 10—Financial Highlights—(continued)

Invesco Peak Retirement™ 2015 Fund

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Period ended 06/30/18(e)	$10.00	$0.13	$(0.26)	$(0.13)	$9.87	(1.30)%	$73	0.38	%(f)	53.18	%(f)	2.74	%(f)	1%
Class C
Period ended 06/30/18(e)	10.00	0.10	(0.27)	(0.17)	9.83	(1.70)	10	1.13	(f)	53.93	(f)	1.99	(f)	1
Class R
Period ended 06/30/18(e)	10.00	0.12	(0.26)	(0.14)	9.86	(1.40)	10	0.63	(f)	53.43	(f)	2.49	(f)	1
Class Y
Period ended 06/30/18(e)	10.00	0.15	(0.27)	(0.12)	9.88	(1.20)	40	0.13	(f)	52.93	(f)	2.99	(f)	1
Class R5
Period ended 06/30/18(e)	10.00	0.15	(0.27)	(0.12)	9.88	(1.20)	99	0.13	(f)	52.18	(f)	2.99	(f)	1
Class R6
Period ended 06/30/18(e)	10.00	0.15	(0.27)	(0.12)	9.88	(1.20)	296	0.13	(f)	52.18	(f)	2.99	(f)	1

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds was 0.43%.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Commencement date of January 3, 2018.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $68, $10, $10, $40, $99 and $297 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

Invesco Peak Retirement™ 2020 Fund

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Period ended 06/30/18(e)	$10.00	$0.11	$(0.20)	$(0.09)	$9.91	(0.90)%	$82	0.40	%(f)	39.50	%(f)	2.20	%(f)	1%
Class C
Period ended 06/30/18(e)	10.00	0.07	(0.20)	(0.13)	9.87	(1.30)	117	1.15	(f)	40.25	(f)	1.45	(f)	1
Class R
Period ended 06/30/18(e)	10.00	0.10	(0.20)	(0.10)	9.90	(1.00)	10	0.65	(f)	39.75	(f)	1.95	(f)	1
Class Y
Period ended 06/30/18(e)	10.00	0.12	(0.19)	(0.07)	9.93	(0.70)	40	0.15	(f)	39.25	(f)	2.45	(f)	1
Class R5
Period ended 06/30/18(e)	10.00	0.12	(0.19)	(0.07)	9.93	(0.70)	99	0.15	(f)	38.76	(f)	2.45	(f)	1
Class R6
Period ended 06/30/18(e)	10.00	0.12	(0.19)	(0.07)	9.93	(0.70)	298	0.15	(f)	38.76	(f)	2.45	(f)	1

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds was 0.41%.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Commencement date of January 3, 2018.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $68, $92, $10, $40, $99 and $298 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

48                         Invesco Peak RetirementTM Funds

NOTE 10—Financial Highlights—(continued)

Invesco Peak Retirement™ 2025 Fund

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Period ended 06/30/18(e)	$10.00	$0.09	$(0.18)	$(0.09)	$9.91	(0.90)%	$177	0.40	%(f)	41.78	%(f)	1.90	%(f)	3%
Class C
Period ended 06/30/18(e)	10.00	0.06	(0.19)	(0.13)	9.87	(1.30)	95	1.15	(f)	42.53	(f)	1.15	(f)	3
Class R
Period ended 06/30/18(e)	10.00	0.08	(0.19)	(0.11)	9.89	(1.10)	10	0.65	(f)	42.03	(f)	1.65	(f)	3
Class Y
Period ended 06/30/18(e)	10.00	0.11	(0.19)	(0.08)	9.92	(0.80)	40	0.15	(f)	41.53	(f)	2.15	(f)	3
Class R5
Period ended 06/30/18(e)	10.00	0.11	(0.19)	(0.08)	9.92	(0.80)	99	0.15	(f)	40.95	(f)	2.15	(f)	3
Class R6
Period ended 06/30/18(e)	10.00	0.11	(0.19)	(0.08)	9.92	(0.80)	298	0.15	(f)	40.95	(f)	2.15	(f)	3

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds was 0.41%.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Commencement date of January 3, 2018.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $95, $35, $10, $40, $99 and $298 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

Invesco Peak Retirement™ 2030 Fund

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Period ended 06/30/18(e)	$10.00	$0.07	$(0.15)	$(0.08)	$9.92	(0.80)%	$55	0.40	%(f)	48.32	%(f)	1.47	%(f)	1%
Class C
Period ended 06/30/18(e)	10.00	0.04	(0.16)	(0.12)	9.88	(1.20)	10	1.15	(f)	49.07	(f)	0.72	(f)	1
Class R
Period ended 06/30/18(e)	10.00	0.06	(0.15)	(0.09)	9.91	(0.90)	10	0.65	(f)	48.57	(f)	1.22	(f)	1
Class Y
Period ended 06/30/18(e)	10.00	0.08	(0.15)	(0.07)	9.93	(0.70)	40	0.15	(f)	48.07	(f)	1.72	(f)	1
Class R5
Period ended 06/30/18(e)	10.00	0.08	(0.15)	(0.07)	9.93	(0.70)	99	0.15	(f)	47.06	(f)	1.72	(f)	1
Class R6
Period ended 06/30/18(e)	10.00	0.08	(0.15)	(0.07)	9.93	(0.70)	298	0.15	(f)	47.06	(f)	1.72	(f)	1

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds was 0.41%.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Commencement date of January 3, 2018.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $45, $10, $10, $40, $100 and $299 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

49                         Invesco Peak RetirementTM Funds

NOTE 10—Financial Highlights—(continued)

Invesco Peak Retirement™ 2035 Fund

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Period ended 06/30/18(e)	$10.00	$0.06	$(0.13)	$(0.07)	$9.93	(0.70)%	$68	0.41	%(f)	46.40	%(f)	1.26	%(f)	0%
Class C
Period ended 06/30/18(e)	10.00	0.03	(0.13)	(0.10)	9.90	(1.00)	10	1.16	(f)	47.15	(f)	0.51	(f)	0
Class R
Period ended 06/30/18(e)	10.00	0.05	(0.13)	(0.08)	9.92	(0.80)	10	0.66	(f)	46.65	(f)	1.01	(f)	0
Class Y
Period ended 06/30/18(e)	10.00	0.07	(0.12)	(0.05)	9.95	(0.50)	40	0.16	(f)	46.15	(f)	1.51	(f)	0
Class R5
Period ended 06/30/18(e)	10.00	0.07	(0.12)	(0.05)	9.95	(0.50)	99	0.16	(f)	45.22	(f)	1.51	(f)	0
Class R6
Period ended 06/30/18(e)	10.00	0.07	(0.12)	(0.05)	9.95	(0.50)	298	0.16	(f)	45.22	(f)	1.51	(f)	0

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds was 0.40%.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Commencement date of January 3, 2018.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $53, $10, $10, $40, $100 and $299 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

Invesco Peak Retirement™ 2040 Fund

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Period ended 06/30/18(e)	$10.00	$0.06	$(0.12)	$(0.06)	$9.94	(0.60)%	$57	0.40	%(f)	47.88	%(f)	1.18	%(f)	1%
Class C
Period ended 06/30/18(e)	10.00	0.02	(0.12)	(0.10)	9.90	(1.00)	10	1.15	(f)	48.63	(f)	0.43	(f)	1
Class R
Period ended 06/30/18(e)	10.00	0.05	(0.13)	(0.08)	9.92	(0.80)	10	0.65	(f)	48.13	(f)	0.93	(f)	1
Class Y
Period ended 06/30/18(e)	10.00	0.07	(0.12)	(0.05)	9.95	(0.50)	40	0.15	(f)	47.63	(f)	1.43	(f)	1
Class R5
Period ended 06/30/18(e)	10.00	0.07	(0.12)	(0.05)	9.95	(0.50)	99	0.15	(f)	46.74	(f)	1.43	(f)	1
Class R6
Period ended 06/30/18(e)	10.00	0.07	(0.12)	(0.05)	9.95	(0.50)	298	0.15	(f)	46.74	(f)	1.43	(f)	1

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds was 0.41%.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Commencement date of January 3, 2018.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $45, $10, $10, $40, $100 and $299 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

50                         Invesco Peak RetirementTM Funds

NOTE 10—Financial Highlights—(continued)

Invesco Peak Retirement™ 2045 Fund

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Period ended 06/30/18(e)	$10.00	$0.06	$(0.08)	$(0.02)	$9.98	(0.20)%	$108	0.41	%(f)	43.42	%(f)	1.14	%(f)	0%
Class C
Period ended 06/30/18(e)	10.00	0.02	(0.07)	(0.05)	9.95	(0.50)	10	1.16	(f)	44.17	(f)	0.39	(f)	0
Class R
Period ended 06/30/18(e)	10.00	0.04	(0.07)	(0.03)	9.97	(0.30)	10	0.66	(f)	43.67	(f)	0.89	(f)	0
Class Y
Period ended 06/30/18(e)	10.00	0.07	(0.08)	(0.01)	9.99	(0.10)	40	0.16	(f)	43.17	(f)	1.39	(f)	0
Class R5
Period ended 06/30/18(e)	10.00	0.07	(0.08)	(0.01)	9.99	(0.10)	100	0.16	(f)	42.52	(f)	1.39	(f)	0
Class R6
Period ended 06/30/18(e)	10.00	0.07	(0.08)	(0.01)	9.99	(0.10)	300	0.16	(f)	42.52	(f)	1.39	(f)	0

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds was 0.40%.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Commencement date of January 3, 2018.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $93, $10, $10, $40, $100 and $300 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

Invesco Peak Retirement™ 2050 Fund

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Period ended 06/30/18(e)	$10.00	$0.05	$(0.06)	$(0.01)	$9.99	(0.10)%	$46	0.40	%(f)	47.20	%(f)	1.06	%(f)	1%
Class C
Period ended 06/30/18(e)	10.00	0.02	(0.07)	(0.05)	9.95	(0.50)	10	1.15	(f)	47.95	(f)	0.31	(f)	1
Class R
Period ended 06/30/18(e)	10.00	0.04	(0.06)	(0.02)	9.98	(0.20)	10	0.65	(f)	47.45	(f)	0.81	(f)	1
Class Y
Period ended 06/30/18(e)	10.00	0.07	(0.07)	0.00	10.00	0.00	40	0.15	(f)	46.95	(f)	1.31	(f)	1
Class R5
Period ended 06/30/18(e)	10.00	0.07	(0.07)	0.00	10.00	0.00	100	0.15	(f)	45.92	(f)	1.31	(f)	1
Class R6
Period ended 06/30/18(e)	10.00	0.07	(0.07)	0.00	10.00	0.00	300	0.15	(f)	45.92	(f)	1.31	(f)	1

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds was 0.41%.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Commencement date of January 3, 2018.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $42, $10, $10, $40, $100 and $300 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

51                         Invesco Peak RetirementTM Funds

NOTE 10—Financial Highlights—(continued)

Invesco Peak Retirement™ 2055 Fund

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Period ended 06/30/18(e)	$10.00	$0.05	$(0.03)	$0.02	$10.02	0.20%	$52	0.42	%(f)	46.77	%(f)	0.94	%(f)	2%
Class C
Period ended 06/30/18(e)	10.00	0.01	(0.03)	(0.02)	9.98	(0.20)	11	1.17	(f)	47.52	(f)	0.19	(f)	2
Class R
Period ended 06/30/18(e)	10.00	0.03	(0.03)	0.00	10.00	0.10	10	0.67	(f)	47.02	(f)	0.69	(f)	2
Class Y
Period ended 06/30/18(e)	10.00	0.06	(0.03)	0.03	10.03	0.30	40	0.17	(f)	46.52	(f)	1.19	(f)	2
Class R5
Period ended 06/30/18(e)	10.00	0.06	(0.03)	0.03	10.03	0.30	100	0.17	(f)	45.49	(f)	1.19	(f)	2
Class R6
Period ended 06/30/18(e)	10.00	0.06	(0.03)	0.03	10.03	0.30	301	0.17	(f)	45.49	(f)	1.19	(f)	2

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds was 0.39%.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Commencement date of January 3, 2018.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $46, $10, $10, $40, $100 and $301 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

Invesco Peak Retirement™ 2060 Fund

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Period ended 06/30/18(e)	$10.00	$0.04	$(0.02)	$0.02	$10.02	0.20%	$42	0.42	%(f)	47.49	%(f)	0.89	%(f)	3%
Class C
Period ended 06/30/18(e)	10.00	0.01	(0.03)	(0.02)	9.98	(0.20)	10	1.17	(f)	48.24	(f)	0.14	(f)	3
Class R
Period ended 06/30/18(e)	10.00	0.03	(0.02)	0.01	10.01	0.10	10	0.67	(f)	47.74	(f)	0.64	(f)	3
Class Y
Period ended 06/30/18(e)	10.00	0.06	(0.03)	0.03	10.03	0.30	40	0.17	(f)	47.24	(f)	1.14	(f)	3
Class R5
Period ended 06/30/18(e)	10.00	0.06	(0.03)	0.03	10.03	0.30	100	0.17	(f)	46.26	(f)	1.14	(f)	3
Class R6
Period ended 06/30/18(e)	10.00	0.06	(0.03)	0.03	10.03	0.30	301	0.17	(f)	46.26	(f)	1.14	(f)	3

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds was 0.39%.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Commencement date of January 3, 2018.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $43, $10, $10, $40, $100 and $301 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

52                         Invesco Peak RetirementTM Funds

NOTE 10—Financial Highlights—(continued)

Invesco Peak Retirement™ 2065 Fund

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Period ended 06/30/18(e)	$10.00	$0.04	$0.07	$0.11	$10.11	1.10%	$47	0.42	%(f)	44.25	%(f)	0.88	%(f)	149%
Class C
Period ended 06/30/18(e)	10.00	0.01	(0.03)	(0.02)	9.98	(0.20)	10	1.17	(f)	45.00	(f)	0.13	(f)	149
Class R
Period ended 06/30/18(e)	10.00	0.03	(0.02)	0.01	10.01	0.10	10	0.67	(f)	44.50	(f)	0.63	(f)	149
Class Y
Period ended 06/30/18(e)	10.00	0.06	(0.03)	0.03	10.03	0.30	42	0.17	(f)	44.00	(f)	1.13	(f)	149
Class R5
Period ended 06/30/18(e)	10.00	0.06	(0.03)	0.03	10.03	0.30	100	0.17	(f)	43.19	(f)	1.13	(f)	149
Class R5
Period ended 06/30/18(e)	10.00	0.06	(0.03)	0.03	10.03	0.30	301	0.17	(f)	43.19	(f)	1.13	(f)	149

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds was 0.39%.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Commencement date of January 3, 2018.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $73, $10, $10, $42, $100 and $301 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

53                         Invesco Peak RetirementTM Funds

Calculating your ongoing Fund expenses

Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018. The actual ending account value and expenses in the example below are based on an investment of $1,000 invested as of close of business January 3, 2018 (commencement date) and held through June 30, 2018.

In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the Funds invest. The amount of fees and expenses incurred indirectly by the Funds will vary because the underlying funds have varied expenses and fee levels and the Funds may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Funds. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Funds invest in. The effect of the estimated underlying fund expenses that the Funds bear indirectly are included in each Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business January 3, 2018 through June 30, 2018). Because the actual ending account value and expense information in the example is not based upon a six month period, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Funds. If transaction costs and indirect expenses were included, your costs would have been higher.

Invesco Peak Retirement™ Now Fund

Class	Beginning Account Value (01/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/18)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/18)	Expenses Paid During Period[2,3]
A	$1,000.00	$981.60	$1.80	$1,022.96	$1.86	0.37%
C	1,000.00	978.50	5.43	1,019.24	5.61	1.12
R	1,000.00	980.60	3.01	1,021.72	3.11	0.62
Y	1,000.00	983.60	0.58	1,024.20	0.60	0.12
R5	1,000.00	983.60	0.58	1,024.20	0.60	0.12
R6	1,000.00	983.60	0.58	1,024.20	0.60	0.12

54                         Invesco Peak RetirementTM Funds

Invesco Peak Retirement™ 2015 Fund

Class	Beginning Account Value (01/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/18)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/18)	Expenses Paid During Period[2,3]
A	$1,000.00	$987.00	$1.85	$1,022.91	$1.91	0.38%
C	1,000.00	983.00	5.49	1,019.19	5.66	1.13
R	1,000.00	986.00	3.07	1,021.67	3.16	0.63
Y	1,000.00	988.00	0.63	1,024.15	0.65	0.13
R5	1,000.00	988.00	0.63	1,024.15	0.65	0.13
R6	1,000.00	988.00	0.63	1,024.15	0.65	0.13

Invesco Peak Retirement™ 2020 Fund

Class	Beginning Account Value (01/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/18)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/18)	Expenses Paid During Period[2,3]
A	$1,000.00	$991.00	$1.95	$1,022.81	$2.01	0.40%
C	1,000.00	987.00	5.60	1,019.09	5.76	1.15
R	1,000.00	990.00	3.17	1,021.57	3.26	0.65
Y	1,000.00	993.00	0.73	1,024.05	0.75	0.15
R5	1,000.00	993.00	0.73	1,024.05	0.75	0.15
R6	1,000.00	993.00	0.73	1,024.05	0.75	0.15

Invesco Peak Retirement™ 2025 Fund

Class	Beginning Account Value (01/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/18)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/18)	Expenses Paid During Period[2,3]
A	$1,000.00	$991.00	$1.95	$1,022.81	$2.01	0.40%
C	1,000.00	987.00	5.60	1,019.09	5.76	1.15
R	1,000.00	989.00	3.17	1,021.57	3.26	0.65
Y	1,000.00	992.00	0.73	1,024.05	0.75	0.15
R5	1,000.00	992.00	0.73	1,024.05	0.75	0.15
R6	1,000.00	992.00	0.73	1,024.05	0.75	0.15

Invesco Peak Retirement™ 2030 Fund

Class	Beginning Account Value (01/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/18)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/18)	Expenses Paid During Period[2,3]
A	$1,000.00	$992.00	$1.95	$1,022.81	$2.01	0.40%
C	1,000.00	988.00	5.61	1,019.09	5.76	1.15
R	1,000.00	991.00	3.17	1,021.57	3.26	0.65
Y	1,000.00	993.00	0.73	1,024.05	0.75	0.15
R5	1,000.00	993.00	0.73	1,024.05	0.75	0.15
R6	1,000.00	993.00	0.73	1,024.05	0.75	0.15

55                         Invesco Peak RetirementTM Funds

Invesco Peak Retirement™ 2035 Fund

Class	Beginning Account Value (01/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/18)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/18)	Expenses Paid During Period[2,3]
A	$1,000.00	$993.00	$2.00	$1,022.76	$2.06	0.41%
C	1,000.00	990.00	5.66	1,019.04	5.81	1.16
R	1,000.00	992.00	3.22	1,021.52	3.31	0.66
Y	1,000.00	995.00	0.78	1,024.00	0.80	0.16
R5	1,000.00	995.00	0.78	1,024.00	0.80	0.16
R6	1,000.00	995.00	0.78	1,024.00	0.80	0.16

Invesco Peak Retirement™ 2040 Fund

Class	Beginning Account Value (01/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/18)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/18)	Expenses Paid During Period[2,3]
A	$1,000.00	$994.00	$1.96	$1,022.81	$2.01	0.40%
C	1,000.00	990.00	5.61	1,019.09	5.76	1.15
R	1,000.00	992.00	3.17	1,021.57	3.26	0.65
Y	1,000.00	995.00	0.73	1,024.05	0.75	0.15
R5	1,000.00	995.00	0.73	1,024.05	0.75	0.15
R6	1,000.00	995.00	0.73	1,024.05	0.75	0.15

Invesco Peak Retirement™ 2045 Fund

Class	Beginning Account Value (01/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/18)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/18)	Expenses Paid During Period[2,3]
A	$1,000.00	$997.98	$2.01	$1,022.76	$2.06	0.41%
C	1,000.00	995.00	5.67	1,019.04	5.81	1.16
R	1,000.00	997.00	3.23	1,021.52	3.31	0.66
Y	1,000.00	999.00	0.78	1,024.00	0.80	0.16
R5	1,000.00	999.00	0.78	1,024.00	0.80	0.16
R6	1,000.00	999.00	0.78	1,024.00	0.80	0.16

Invesco Peak Retirement™ 2050 Fund

Class	Beginning Account Value (01/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/18)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/18)	Expenses Paid During Period[2,3]
A	$1,000.00	$999.00	$1.96	$1,022.81	$2.01	0.40%
C	1,000.00	995.00	5.63	1,019.09	5.76	1.15
R	1,000.00	998.00	3.18	1,021.57	3.26	0.65
Y	1,000.00	1,000.00	0.74	1,024.05	0.75	0.15
R5	1,000.00	1,000.00	0.74	1,024.05	0.75	0.15
R6	1,000.00	1,000.00	0.74	1,024.05	0.75	0.15

56                         Invesco Peak RetirementTM Funds

Invesco Peak Retirement™ 2055 Fund

Class	Beginning Account Value (01/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/18)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/18)	Expenses Paid During Period[2,3]
A	$1,000.00	$1,002.00	$2.06	$1,022.71	$2.11	0.42%
C	1,000.00	998.00	5.73	1,018.99	5.86	1.17
R	1,000.00	1,001.00	3.29	1,021.47	3.36	0.67
Y	1,000.00	1,003.00	0.83	1,023.95	0.85	0.17
R5	1,000.00	1,003.00	0.83	1,023.95	0.85	0.17
R6	1,000.00	1,003.00	0.83	1,023.95	0.85	0.17

Invesco Peak Retirement™ 2060 Fund

Class	Beginning Account Value (01/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/18)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/18)	Expenses Paid During Period[2,3]
A	$1,000.00	$1,002.00	$2.06	$1,022.71	$2.11	0.42%
C	1,000.00	998.00	5.73	1,018.99	5.86	1.17
R	1,000.00	1,001.00	3.29	1,021.47	3.36	0.67
Y	1,000.00	1,003.00	0.83	1,023.95	0.85	0.17
R5	1,000.00	1,003.00	0.83	1,023.95	0.85	0.17
R6	1,000.00	1,003.00	0.83	1,023.95	0.85	0.17

Invesco Peak Retirement™ 2065 Fund

Class	Beginning Account Value (01/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/18)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/18)	Expenses Paid During Period[2,3]
A	$1,000.00	$1,011.00	$2.07	$1,022.71	$2.11	0.42%
C	1,000.00	998.00	5.73	1,018.99	5.86	1.17
R	1,000.00	1,001.00	3.29	1,021.47	3.36	0.67
Y	1,000.00	1,003.00	0.83	1,023.95	0.85	0.17
R5	1,000.00	1,003.00	0.83	1,023.95	0.85	0.17
R6	1,000.00	1,003.00	0.83	1,023.95	0.85	0.17

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 3, 2018 (commencement date) through June 30, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 179 (as of close of business January 3, 2018 (commencement date) through June 30, 2018)/365. Because the Fund has not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

[3]

Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Fund and other funds because such data is based on a full six month period.

57                         Invesco Peak RetirementTM Funds

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Peak RetirementTM 2015 Fund, Invesco Peak RetirementTM 2020 Fund, Invesco Peak RetirementTM 2025 Fund, Invesco Peak RetirementTM 2030 Fund, Invesco Peak RetirementTM 2035 Fund, Invesco Peak RetirementTM 2040 Fund, Invesco Peak RetirementTM 2045 Fund, Invesco Peak RetirementTM 2050 Fund, Invesco Peak RetirementTM 2055 Fund, Invesco Peak RetirementTM 2060 Fund, Invesco Peak RetirementTM 2065 Fund and Invesco Peak RetirementTM Now Fund)

At meetings held on June 5-6, 2018, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of AIM Growth Series listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate Sub-Advisory Contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2018. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The

Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 6, 2018.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in each fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board did not consider historical performance information for each Fund because each Fund is new and has no performance history. The Board did review performance expectations for each Fund and for the types of instruments purchased for its portfolio.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board noted that each Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge each Fund any advisory fees pursuant to each Fund’s investment advisory agreement, although the underlying funds in which each Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge each Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of each Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of each Fund.

58                         Invesco Peak RetirementTM Funds

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge each Fund any fees pursuant to each Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to each Fund.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco Advisers does not charge each Fund any advisory fees pursuant to each Fund’s investment advisory agreement, although the underlying funds in which each Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services will be provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

The Board considered that the underlying holdings of each Fund generally will consist of affiliated mutual funds and affiliated and unaffiliated exchange traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with each Fund.

59                         Invesco Peak RetirementTM Funds

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q (or any successor Form) on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q (or any successor Form) may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526	Invesco Distributors, Inc.	PR-SAR-1 08272018 0803

Semiannual Report to Shareholders	June 30, 2018

Invesco Quality Income Fund
Nasdaq:
A: VKMGX ∎ C: VUSCX ∎ Y: VUSIX ∎ R5: VUSJX ∎ R6: VUSSX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
11	Financial Statements
13	Notes to Financial Statements
21	Financial Highlights
22	Fund Expenses
23	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/17 to 6/30/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-1.36%
Class C Shares	-1.75
Class Y Shares	-1.31
Class R5 Shares	-1.24
Class R6 Shares	-1.24
Bloomberg Barclays U.S. Mortgage-Backed Securities Index▼ (Broad Market/Style-Specific Index)*	-0.95
ICE BofAML 1-10 Year U.S. Treasury Index▼ (Former Broad Market Index)*	-0.64

Source(s): ▼FactSet Research Systems Inc.

*The Fund has elected to use the Bloomberg Barclays U.S. Mortgage-Backed Securities Index to represent its broad market/style-specifc benchmark rather than the ICE BofAML 1-10 Year U.S. Treasury     Index because the Bloomberg Barclays U.S. Mortgage-Backed Securities Index more closely reflects the performance of the types of securities in which the Fund invests.

The Bloomberg Barclays U.S. Mortgage-Backed Securities Index represents mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac.
The ICE BofAML 1-10 Year U.S. Treasury Index tracks the performance of US Treasury securities with maturities between one and 10 years.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Quality Income Fund

Average Annual Total Returns
As of 6/30/18, including maximum applicable sales charges
Class A Shares
Inception (5/31/84)	6.05%
10 Years	2.75
5 Years	1.33
1 Year	-4.74

Class C Shares
Inception (8/13/93)	3.32%
10 Years	2.42
5 Years	1.45
1 Year	-2.29

Class Y Shares
Inception (9/25/06)	3.35%
10 Years	3.50
5 Years	2.47
1 Year	-0.37

Class R5 Shares
10 Years	3.45%
5 Years	2.55
1 Year	-0.16

Class R6 Shares
10 Years	3.25%
5 Years	2.32
1 Year	-0.16

Effective June 1, 2010, Class A, Class C and Class I shares of the predecessor fund, Van Kampen U.S. Mortgage Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class C and Class Y shares, respectively, of Invesco Van Kampen U.S. Mortgage Fund (renamed Invesco Quality Income Fund). Returns shown above, prior to June 1, 2010, for Class A, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Quality Income Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance.

    Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class Y, Class R5 and Class R6 shares was 0.96%, 1.72%, 0.72%, 0.58% and 0.58%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                      Invesco Quality Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Quality Income Fund

Schedule of Investments

June 30, 2018

(Unaudited)

	Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–97.57%
Collateralized Mortgage Obligations–8.85%
Fannie Mae ACES, 2.54% (1 mo. USD LIBOR + 0.59%), 09/25/2023(a)	$4,362,223	$4,376,008
Fannie Mae Grantor Trust, 7.50%, 01/19/2039(b)	275,169	297,158
Fannie Mae Interest STRIPS, IO, 6.50%, 10/25/2024	122,473	14,244
8.00%, 05/25/2030	634,427	167,477
7.50%, 01/25/2032	206,043	32,408
Fannie Mae REMICs, 2.00%, 06/25/2019	4,201	4,185
7.00%, 09/25/2032	231,500	261,701
6.57%, 06/25/2039(b)	836,162	927,217
3.00%, 05/25/2045	2,196,174	2,040,765
2.59% (1 mo. USD LIBOR + 0.50%), 06/25/2046(a)	751,898	759,053
Fannie Mae REMICs, IO, 3.00%, 10/25/2026 to 02/25/2028	16,366,187	1,417,106
8.00%, 08/18/2027 to 09/18/2027	689,602	142,511
6.00%, 05/25/2033	36,417	8,581
7.00%, 05/25/2033	673,151	157,528
4.56% (1 mo. USD LIBOR + 6.65%), 03/25/2039(a)	8,537,375	637,925
3.50%, 08/25/2042	1,314,727	162,678
1.19%, 02/25/2056(b)	17,483,292	752,556
Freddie Mac Multifamily Structured Pass Through Securities, 2.30% (12 mo. MTA Rate + 0.74%), 10/25/2021(a)	1,625,496	1,627,384
Freddie Mac REMICs, 3.00%, 10/15/2018 to 03/15/2035	2,448,243	2,357,412
1.50%, 01/15/2027	4,392,311	4,213,800
2.52% (1 mo. USD LIBOR + 0.45%), 10/15/2036(a)	1,308,542	1,314,999
2.62% (1 mo. USD LIBOR + 0.55%), 10/15/2036(a)	912,348	915,342
2.41% (1 mo. USD LIBOR + 0.50%), 03/15/2042(a)	392,602	392,397
2.37% (1 mo. USD LIBOR + 0.30%), 10/15/2043(a)	4,454,498	4,444,495
Freddie Mac REMICs, IO, 3.00%, 09/15/2025	2,518,474	92,725
2.50%, 09/15/2027	2,441,156	169,929
1.35%, 02/15/2039(b)	5,865,681	301,686
4.00%, 12/15/2041	1,448,170	133,985
Freddie Mac STRIPS, IO, 8.00%, 06/15/2031	963,504	248,258
Freddie Mac Structured Pass Through Securities, 6.50%, 02/25/2043	1,837,911	2,080,184
Freddie Mac Whole Loan Securities Trust, 3.00%, 09/25/2045	1,776,509	1,711,473

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
Ginnie Mae REMICs, 5.88%, 01/20/2039(b)	$1,716,579	$1,867,805
4.49%, 07/20/2041(b)	2,517,744	2,585,408
3.01%, 09/20/2041(b)	1,929,773	2,023,975
2.50%, 10/20/2043	1,123,608	925,041
3.00%, 10/20/2045 to 01/20/2046	8,942,591	8,045,107
		47,610,506

Federal Home Loan Mortgage Corp. (FHLMC)–27.15%
Pass Through Ctfs., 5.00%, 10/01/2018 to 06/01/2040	5,881,560	6,282,931
8.50%, 08/01/2019 to 08/01/2031	231,065	269,645
3.50%, 08/01/2026 to 09/01/2045	7,844,501	7,843,120
6.50%, 05/01/2028 to 08/01/2033	341,676	380,733
6.00%, 03/01/2029	3,359	3,704
2.50%, 02/01/2031	3,695,946	3,594,763
3.00%, 02/01/2032	11,664,642	11,592,104
8.00%, 08/01/2032	200,621	229,096
7.50%, 05/01/2035	318,933	361,117
5.50%, 12/01/2036	211,156	228,697
4.50%, 05/01/2038 to 02/01/2042	16,655,267	17,499,165
5.35%, 07/01/2038 to 10/17/2038	2,066,806	2,204,367
5.80%, 10/01/2038 to 01/20/2039	909,241	977,034
5.45%, 11/25/2038	2,413,378	2,584,209
4.00%, 06/01/2042	4,674,709	4,806,542
Pass Through Ctfs., ARM, 4.00% (1 yr. USD LIBOR + 1.87%), 07/01/2036(a)	1,542,310	1,627,746
4.03% (1 yr. USD LIBOR + 2.08%), 02/01/2037(a)	115,771	122,539
4.14% (1 yr. USD LIBOR + 2.18%), 03/01/2037(a)	517,316	550,271
4.39% (1 yr. USD LIBOR + 1.88%), 05/01/2037(a)	509,977	537,680
3.76% (1 yr. USD LIBOR + 1.97%), 11/01/2037(a)	1,103,494	1,156,811
3.90% (1 yr. USD LIBOR + 2.05%), 01/01/2038(a)	301,277	317,554
3.98% (1 yr. USD LIBOR + 1.85%), 03/01/2041(a)	78,413	82,230
Pass Through Ctfs., TBA, 3.00%, 08/01/2033 to 08/01/2048(c)	36,200,000	35,105,938
3.50%, 08/01/2048(c)	30,000,000	29,801,112
4.00%, 08/01/2048(c)	17,500,000	17,806,952
		145,966,060

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Quality Income Fund

	Principal Amount	Value
Federal National Mortgage Association (FNMA)–44.03%
Pass Through Ctfs., 7.00%, 07/01/2018 to 12/01/2033	$276,240	$287,998
4.50%, 05/01/2019 to 07/01/2044	12,996,707	13,626,839
8.00%, 07/01/2020 to 04/01/2033	448,800	520,016
6.50%, 06/01/2022 to 11/01/2038	2,383,604	2,631,452
5.50%, 11/01/2022 to 04/01/2038	7,261,796	7,833,592
4.00%, 06/01/2024 to 05/01/2045	26,102,448	26,768,118
5.00%, 06/01/2027 to 01/01/2041	5,473,024	5,859,830
3.00%, 02/01/2028 to 11/01/2045	17,577,812	17,382,457
9.50%, 04/01/2030	39,684	44,630
3.50%, 11/01/2030 to 04/01/2046	41,616,833	41,699,942
2.50%, 02/01/2032	6,853,337	6,666,002
5.63%, 08/01/2032	355,823	375,880
8.50%, 10/01/2032	410,086	490,057
6.00%, 12/01/2035 to 05/01/2040	2,374,537	2,602,556
7.50%, 08/01/2037	497,198	579,159
5.45%, 01/01/2038	376,160	397,733
Pass Through Ctfs., ARM, 3.74% (1 yr. USD LIBOR + 1.74%), 03/01/2038(a)	197,090	206,191
3.29% (1 yr. USD LIBOR + 1.30%), 02/01/2039(a)	1,852,928	1,919,443
3.05% (1 yr. USD LIBOR + 1.67%), 08/01/2042(a)	818,318	822,314
2.76% (1 yr. USD LIBOR + 1.61%), 03/01/2046(a)	3,854,876	3,847,309
Pass Through Ctfs., TBA, 2.50%, 08/01/2033(c)	17,000,000	16,510,106
3.00%, 08/01/2033 to 08/01/2048(c)	43,500,000	42,381,768
3.50%, 08/01/2048(c)	23,400,000	23,255,411
4.00%, 08/01/2048(c)	19,700,000	20,055,524
		236,764,327

Government National Mortgage Association (GNMA)–17.54%
Pass Through Ctfs., 9.00%, 07/15/2018 to 08/15/2024	81,997	82,434
9.50%, 10/15/2018 to 06/15/2022	48,175	48,537
8.00%, 02/15/2020 to 12/15/2021	50,048	50,205
7.00%, 11/15/2022 to 01/15/2029	218,665	226,493
6.50%, 04/15/2026 to 11/15/2028	115,847	127,808
6.00%, 01/15/2028 to 04/20/2029	278,738	306,288
5.50%, 05/15/2033 to 10/15/2034	690,340	752,125
5.00%, 11/20/2037	751,025	775,628
3.50%, 07/20/2046	7,705,164	7,760,894
4.00%, 02/20/2048	4,143,076	4,277,019
Pass Through Ctfs., ARM, 2.50% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 10/20/2047(a)	4,705,681	4,653,853

	Principal Amount	Value
Government National Mortgage Association (GNMA)–(continued)
Pass Through Ctfs., TBA, 3.00%, 08/01/2048(c)	$26,100,000	$25,503,064
3.50%, 08/01/2048(c)	32,500,000	32,578,712
4.00%, 08/01/2048(c)	16,800,000	17,190,797
		94,333,857
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $537,292,929)		524,674,750

Asset-Backed Securities–39.15%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 2A21, Variable Rate Pass Through Ctfs., 3.81%, 10/25/2035(b)	614,140	567,179
Agate Bay Mortgage Trust, Series 2015-2, Class B1, Variable Rate Pass Through Ctfs., 3.73%, 03/25/2045(b)(d)	3,531,138	3,467,871
American Home Mortgage Investment Trust, Series 2005-1, Class 7A1, Floating Rate Pass Through Ctfs., 4.50% (6 mo. USD LIBOR + 2.00%), 06/25/2045(a)	358,350	361,717
Angel Oak Mortgage Trust LLC, Series 2017-1, Class A1, Variable Rate Pass Through Ctfs., 2.81%, 01/25/2047(b)(d)	633,560	631,618
Banc of America Funding Trust, Series 2006-3, Class 5A5, Pass Through Ctfs., 5.50%, 03/25/2036	85,749	82,399
Series 2006-A, Class 1A1, Variable Rate Pass Through Ctfs., 3.79%, 02/20/2036(b)	889,204	885,286
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A1, Variable Rate Pass Through Ctfs., 3.62%, 03/25/2035(b)	1,593,146	1,559,905
BX Commercial Mortgage Trust, Series 2018-BIOA, Class C, Floating Rate Pass Through Ctfs., 3.19% (1 mo. USD LIBOR + 1.12%), 03/15/2037(a)(d)	6,500,000	6,496,328
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class B, Floating Rate Pass Through Ctfs., 3.04% (1 mo. USD LIBOR + 0.97%), 07/15/2032(a)(d)	3,000,000	3,004,693
Series 2017-BIOC, Class C, Floating Rate Pass Through Ctfs., 3.12% (1 mo. USD LIBOR + 1.05%), 07/15/2032(a)(d)	2,954,000	2,958,629
Chase Mortgage Finance Trust, Series 2005-A1, Class 3A1, Variable Rate Pass Through Ctfs., 3.40%, 12/25/2035(b)	41,909	40,529
Series 2007-A2, Class 2A1, Variable Rate Pass Through Ctfs., 3.62%, 07/25/2037(b)	817,804	835,377
Series 2007-A2, Class 2A4, Variable Rate Pass Through Ctfs., 3.62%, 07/25/2037(b)	755,477	759,347

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Quality Income Fund

	Principal Amount	Value
Chase Mortgage Trust, Series 2016-1, Class M3,Variable Rate Pass Through Ctfs., 3.75%, 04/25/2045(b)(d)	$3,109,837	$3,063,670
Series 2016-2, Class M4, Variable Rate Pass Through Ctfs., 3.75%, 12/25/2045(b)(d)	3,044,211	2,906,208
CHL Mortgage Pass Through Trust, Series 2004-29, Class 1A1, Floating Rate Pass Through Ctfs., 2.63% (1 mo. USD LIBOR + 0.54%), 02/25/2035(a)	404,228	387,589
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB3, Class 2A, Variable Rate Pass Through Ctfs., 3.93%, 09/25/2034(b)	1,706,038	1,657,127
Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs., 4.02%, 08/25/2034(b)	282,840	277,101
Series 2005-11, Class A2A, Floating Rate Pass Through Ctfs., 3.63% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(a)	1,910,083	1,939,733
Series 2006-AR2, Class 1A2, Variable Rate Pass Through Ctfs., 3.80%, 03/25/2036(b)	68,926	68,161
Series 2012-6, Class 2A1, Variable Rate Pass Through Ctfs., 3.68%, 08/25/2036(b)(d)	150,290	150,300
COLT Mortgage Loan Trust, Series 2017-1, Class A1, Variable Rate Pass Through Ctfs., 2.61%, 05/27/2047(b)(d)	1,441,536	1,439,869
Series 2017-1, Class A3, Variable Rate Pass Through Ctfs., 3.07%, 05/27/2047(b)(d)	1,681,792	1,679,842
Series 2017-2, Class A2A, Variable Rate Pass Through Ctfs., 2.57%, 10/25/2047(b)(d)	2,710,608	2,699,376
Commercial Mortgage Trust, Series 2013-LC13, Class XA, IO, Variable Rate Pass Through Ctfs., 1.42%, 08/10/2046(b)	36,700,487	1,403,012
Series 2014-FL5, Class B, Floating Rate Pass Through Ctfs., 3.16% (1 mo. USD LIBOR + 2.15%), 10/15/2031(a)(d)	1,400,000	1,394,774
Series 2015-CR24, Class XA, IO, Variable Rate Pass Through Ctfs., 0.95%, 08/10/2048(b)	43,265,522	1,967,474
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 5A1, Variable Rate Pass Through Ctfs., 4.16%, 06/25/2034(b)	1,410,321	1,413,946
Credit Suisse Mortgage Capital Trust, Series 2013-6, Class 2A1, Variable Rate Pass Through Ctfs., 3.50%, 08/25/2043(b)(d)	1,495,224	1,479,104
Series 2013-7, Class B1, Variable Rate Pass Through Ctfs., 3.58%, 08/25/2043(b)(d)	4,938,412	4,915,650
Credit Suisse Mortgage Loan Trust, Series 2015-1, Class A9, Variable Rate Pass Through Ctfs., 3.50%, 05/25/2045(b)(d)	2,657,905	2,620,528

	Principal Amount	Value
DBGS Mortgage Trust, Series 2018-BIOD, Class A, Floating Rate Pass Through Ctfs., 2.70% (1 mo. USD LIBOR + 0.80%), 05/15/2035(a)(d)	$5,000,000	$5,007,825
DBUBS Mortgage Trust, Series 2011-LC3A, Class C, Variable Rate Pass Through Ctfs., 5.52%, 08/10/2044(b)(d)	5,000,000	5,224,657
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A1, Variable Rate Pass Through Ctfs., 2.58%, 10/25/2047(b)(d)	2,087,045	2,079,368
Deutsche Mortgage Securities Inc Re-REMIC Trust Certificates, Series 2007-WM1, Class A1, Variable Rate Pass Through Ctfs., 2.92%, 06/27/2037(b)(d)	3,440,259	3,483,049
Ford Credit Auto Owner Trust, Series 2016-1, Class A, Pass Through Ctfs., 2.31%, 08/15/2027(d)	6,109,000	5,987,548
FREMF Mortgage Trust, Series 2017-KF41, Class B, Floating Rate Pass Through Ctfs., 4.50% (1 mo. USD LIBOR + 2.50%), 11/25/2024(a)(d)	1,217,693	1,226,614
Galton Funding Mortgage Trust, Series 2018-1, Class A33, Variable Rate Pass Through Ctfs., 3.50%, 11/25/2057(b)(d)	4,290,953	4,217,595
GMACM Mortgage Loan Trust, Series 2005-AR3, Class 2A1, Variable Rate Pass Through Ctfs., 4.00%, 06/19/2035(b)	1,646,921	1,620,225
GSAA Home Equity Trust, Series 2007-7, Class A4, Floating Rate Pass Through Ctfs., 2.36% (1 mo. USD LIBOR + 0.27%), 07/25/2037(a)	125,421	120,464
GSR Mortgage Loan Trust, Series 2004-11, Class 2A2, Variable Rate Pass Through Ctfs., 3.86%, 09/25/2034(b)	202,456	204,186
Series 2004-12, Class 3A6, Variable Rate Pass Through Ctfs., 3.57%, 12/25/2034(b)	882,039	891,093
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, Pass Through Ctfs., 2.73%, 03/25/2021(d)	6,000,000	5,937,421
Home Partners of America Trust, Series 2017-1, Class C, Floating Rate Pass Through Ctfs., 3.64% (1 mo. USD LIBOR + 1.55%), 07/17/2034(a)(d)	3,000,000	3,008,706
Series 2017-1, Class D, Floating Rate Pass Through Ctfs., 3.99% (1 mo. USD LIBOR + 1.90%), 07/17/2034(a)(d)	6,620,000	6,648,362
Hyatt Hotel Portfolio Trust, Series 2017-HYT2, Class E, Floating Rate Pass Through Ctfs., 4.43% (1 mo. USD LIBOR + 2.35%), 08/09/2032(a)(d)	2,000,000	2,006,889
Invitation Homes Trust, Series 2017-SFR2, Class C, Floating Rate Pass Through Ctfs., 3.54% (1 mo. USD LIBOR + 1.45%), 12/17/2036(a)(d)	3,208,000	3,226,732
Series 2017-SFR2, Class D, Floating Rate Pass Through Ctfs., 3.89% (1 mo. USD LIBOR + 1.80%), 12/17/2036(a)(d)	7,916,000	7,984,587
Series 2018-SFR3, Class B, Floating Rate Pass Through Ctfs., 3.15% (1 mo. USD LIBOR + 1.15%), 07/17/2037(a)(d)	5,000,000	5,010,224

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Quality Income Fund

	Principal Amount	Value
JP Morgan Mortgage Trust, Series 2005-A1, Class 3A1, Variable Rate Pass Through Ctfs., 3.86%, 02/25/2035(b)	$1,882,241	$1,929,336
Series 2005-A3, Class 6A5, Variable Rate Pass Through Ctfs., 3.87%, 06/25/2035(b)	1,120,945	1,131,249
Series 2005-A6, Class 7A1, Variable Rate Pass Through Ctfs., 3.66%, 08/25/2035(b)	723,871	707,781
Series 2014-1, Class 1A17, Variable Rate Pass Through Ctfs., 4.00%, 01/25/2044(b)(d)	3,039,372	3,046,253
Series 2015-3, Class A3, Variable Rate Pass Through Ctfs., 3.50%, 05/25/2045(b)(d)	4,530,597	4,466,886
Series 2015-5, Class A2, Variable Rate Pass Through Ctfs., 2.97%, 05/25/2045(b)(d)	2,249,758	2,247,125
Series 2016-5, Class A1, Variable Rate Pass Through Ctfs., 2.61%, 12/25/2046(b)(d)	2,715,664	2,681,629
Series 2017-5, Class A1, Variable Rate Pass Through Ctfs., 3.17%, 10/26/2048(b)(d)	4,499,844	4,452,206
Series 2018-7FRB, Class A2, Floating Rate Pass Through Ctfs., 2.84% (1 mo. USD LIBOR + 0.75%), 04/25/2046(a)(d)	7,000,000	7,019,847
La Hipotecaria El Salvadorian Mortgage Trust (El Salvador), Series 2013-1A, Class A, Pass Through Ctfs., 3.50%, 10/25/2041 (Acquired 04/22/2013; Cost $3,814,615)(d)	3,685,618	3,724,778
La Hipotecaria Panamanian Mortgage Trust (El Salvador), Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 2.25% (PNMR—3.00%), 09/08/2039 (Acquired 11/05/2010-06/25/2012; Cost $5,449,567)(a)(d)	5,267,316	5,329,866
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/2041(d)	252,996	251,979
Luminent Mortgage Trust, Series 2006-1, Class A1, Floating Rate Pass Through Ctfs., 2.33% (1 mo. USD LIBOR + 0.24%), 04/25/2036(a)	67,244	57,338
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, Variable Rate Pass Through Ctfs., 3.75%, 11/25/2035(b)	662,721	668,828
Series 2005-A, Class A1, Floating Rate Pass Through Ctfs., 2.55% (1 mo. USD LIBOR + 0.46%), 03/25/2030(a)	930,465	906,244
Mill City Mortgage Loan Trust, Series 2017-1, Class A1, Variable Rate Pass Through Ctfs., 2.75%, 11/25/2058(b)(d)	3,095,201	3,057,966
Morgan Stanley Capital I Trust, Series 2006-HQ10, Class AJ, Variable Rate Pass Through Ctfs., 5.39%, 11/12/2041(b)	1,882,080	1,878,844

	Principal Amount	Value
NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A1,, Floating Rate Pass Through Ctfs., 2.75% (1 mo. USD LIBOR + 0.68%), 10/17/2022(a)(d)	$3,800,000	$3,821,805
RALI Trust, Series 2006-QO2, Class A2, Floating Rate Pass Through Ctfs., 2.36% (1 mo. USD LIBOR + 0.27%), 02/25/2046(a)	53,368	23,716
RBSSP Resecuritization Trust, Series 2010-1, Class 2A1, Variable Rate Pass Through Ctfs., 3.56%, 07/26/2045 (Acquired 01/31/2011 -02/23/2016; Cost $1,138,881)(b)(d)	1,146,932	1,175,164
Sequoia Mortgage Trust, Series 2013-4, Class A3, Variable Rate Pass Through Ctfs., 1.55%, 04/25/2043(b)	1,314,335	1,253,539
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, Variable Rate Pass Through Ctfs., 3.75%, 07/25/2043(b)(d)	2,197,274	2,190,493
Starwood Waypoint Homes Trust, Series 2017-1, Class D, Floating Rate Pass Through Ctfs., 4.04% (1 mo. USD LIBOR + 1.95%), 01/17/2035(a)(d)	5,750,000	5,792,769
Stonemont Portfolio Trust, Series 2017-MONT, Class F, Floating Rate Pass Through Ctfs., 5.68% (1 mo. USD LIBOR + 3.60%), 08/20/2030(a)(d)	2,000,000	2,015,678
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2, Floating Rate Pass Through Ctfs., 0.49% (1 mo. USD LIBOR + 0.30%), 09/25/2034(a)	423,925	398,118
Series 2004-20, Class 3A1, Variable Rate Pass Through Ctfs., 3.56%, 01/25/2035(b)	258,117	256,596
Structured Asset Mortgage Investments, II Trust, Series 2005-AR2, Class 2A1, Floating Rate Pass Through Ctfs., 2.55% (1 mo. USD LIBOR + 0.46%), 05/25/2045(a)	1,082,828	1,049,897
Structured Asset Securities Corp., Series 2002-21A, Class B1II, Variable Rate Pass Through Ctfs., 3.99%, 11/25/2032(b)	186,200	178,474
Thornburg Mortgage Securities Trust, Series 2005-2, Class A1, Variable Rate Pass Through Ctfs., 3.42%, 07/25/2045(b)	2,880,798	2,816,684
Towd Point Mortgage Trust, Series 2015-4, Class A1, Variable Rate Pass Through Ctfs., 3.50%, 04/25/2055(b)(d)	958,911	962,090
Series 2017-2, Class A1, Variable Rate Pass Through Ctfs., 2.75%, 04/25/2057(b)(d)	5,017,486	4,941,505
Verus Securitization Trust, Series 2017-2A, Class A2, Variable Rate Pass Through Ctfs., 2.64%, 07/25/2047(b)(d)	3,606,113	3,574,902
Series 2017-2A, Class A3, Variable Rate Pass Through Ctfs., 2.85%, 07/25/2047(b)(d)	3,535,405	3,510,147
Series 2018-1, Class A3, Variable Rate Pass Through Ctfs., 3.21%, 02/25/2048(b)(d)	4,349,919	4,360,204
Series 2018-INV1, Class A3, Variable Rate Pass Through Ctfs., 4.05%, 03/25/2058(b)(d)	1,394,817	1,398,274

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Quality Income Fund

	Principal Amount	Value
WaMu Mortgage Pass-Through Trust, Series 2007-HY2, Class 2A1, Variable Rate Pass Through Ctfs., 3.56%, 11/25/2036(b)	$174,727	$165,683
Wells Fargo Commercial Mortgage Trust, Series 2018- BXI, Class C, Floating Rate Pass Through Ctfs., 3.23% (1 mo. USD LIBOR + 1.16%), 12/15/2036(a)(d)	1,500,000	1,498,519
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A2, Variable Rate Pass Through Ctfs., 3.91%, 03/25/2035(b)	156,432	160,345
Series 2005-AR12, Class 1A1, Variable Rate Pass Through Ctfs., 3.90%, 05/25/2035(b)	580,020	593,875
Series 2006-AR6, Class 3A1, Variable Rate Pass Through Ctfs., 3.77%, 03/25/2036(b)	2,144,609	2,081,030
Series 2006-AR6, Class 7A2, Variable Rate Pass Through Ctfs., 3.65%, 03/25/2036(b)	1,283,896	1,298,623
Series 2006-AR7, Class 2A5, Variable Rate Pass Through Ctfs., 4.32%, 05/25/2036(b)	1,239,603	1,270,792
Series 2006-AR8, Class 2A3, Variable Rate Pass Through Ctfs., 3.93%, 04/25/2036(b)	704,624	713,044
WFRBS Commercial Mortgage Trust, Series 2013-C17, Class D, Variable Rate Pass Through Ctfs., 5.29%, 12/15/2046(b)(d)	2,600,000	2,475,366
Total Asset-Backed Securities (Cost $210,058,436)		210,535,374

Agency Credit Risk Transfer Notes–8.41%
Fannie Mae Connecticut Avenue Securities, 4.99% (1 mo. USD LIBOR + 2.90%), 07/252024(a)	4,618,285	4,923,120
4.19% (1 mo. USD LIBOR + 2.10%), 08/25/2028(a)	49,791	49,887
Freddie Mac, Series 2014-DN1, Class M2, Floating Rate STACR® Debt Notes, 4.29% (1 mo. USD LIBOR + 2.20%), 02/25/2024(a)	1,612,225	1,658,148
Series 2015-DNA1, Class M2, Floating Rate STACR® Debt Notes, 3.94% (1 mo. USD LIBOR + 1.85%), 10/25/2027(a)	6,153,258	6,269,311
Series 2015-HQ1, Class M3, Floating Rate STACR® Debt Notes, 5.89% (1 mo. USD LIBOR + 3.80%), 03/25/2025(a)	5,000,000	5,359,517
Series 2016-DNA1, Class M2, Floating Rate STACR® Debt Notes, 4.99% (1 mo. USD LIBOR + 2.90%), 07/25/2028(a)	4,876,851	5,003,550
Series 2016-HQA1, Class M2, Floating Rate STACR® Debt Notes, 4.84% (1 mo. USD LIBOR + 2.75%), 09/25/2028(a)	3,425,549	3,504,301

	Principal Amount	Value
Series 2016-HQA2, Class M2, Floating Rate STACR® Debt Notes, 4.34% (1 mo. USD LIBOR + 2.25%), 11/25/2028(a)	$4,414,285	$4,519,883
Series 2016-HQA4, Class M2, Floating Rate STACR® Debt Notes, 3.39% (1 mo. USD LIBOR + 1.30%), 04/25/2029(a)	3,500,000	3,551,653
Series 2017-DNA2, Class M1, Floating Rate STACR® Debt Notes, 3.16% (1 mo. USD LIBOR + 1.20%), 10/25/2029(a)	5,336,159	5,396,841
Series 2018-DNA2, Class M1, Floating Rate STACR® Debt Notes, 2.86% (1 mo. USD LIBOR + 0.80%), 12/25/2030(a)(d)	5,000,000	5,001,157
Total Agency Credit Risk Transfer Notes (Cost $45,424,262)		45,237,368

Certificate of Deposit–1.86%
Wells Fargo Bank, N.A., 2.62% (1 mo. USD LIBOR + 0.52%), 03/27/2019 (Cost $10,000,000)(a)	10,000,000	10,019,120

	Shares
Exchange-Traded Fund–0.28%
Invesco Variable Rate Investment Grade ETF (Cost $1,514,406) (e)	60,000	1,504,800

	Principal Amount
U.S. Treasury Bills–0.26%(f)
1.59%, 07/26/2018	$75,000	74,914
1.60%, 07/26/2018	865,000	864,007
1.72%, 07/26/2018	70,000	69,920
1.73%, 07/26/2018(g)	325,000	324,627
1.75%, 07/26/2018(g)	5,000	4,994
1.77%, 07/26/2018(g)	50,000	49,942
1.78%, 07/26/2018(g)	30,000	29,966
Total U.S. Treasury Bills (Cost $1,418,380)		1,418,370

	Shares
Money Market Funds–0.87%
Invesco Government & Agency Portfolio–Institutional Class, 1.80%(h)	1,630,794	1,630,794
Invesco Liquid Assets Portfolio–Institutional Class, 2.02%(h)	1,164,757	1,165,106
Invesco Treasury Portfolio–Institutional Class, 1.76%(h)	1,863,764	1,863,764
Total Money Market Funds (Cost $4,659,664)		4,659,664
TOTAL INVESTMENTS IN SECURITIES–148.40% (Cost $810,368,077)		798,049,446
OTHER ASSETS LESS LIABILITIES–(48.40)%		(260,294,935)
NET ASSETS–100.00%		$537,754,511

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Quality Income Fund

Investment Abbreviations:

ACES	– Automatically Convertible Extendable Security
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
mo.	– month
MTA	– Moving Treasury Average
PNMR	– Panamanian Mortgage Reference Rate
REMICs	– Real Estate Mortgage Investment Conduits
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
yr.	– year

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2018.
(b)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2018.

(c)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1I.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2018 was $178,954,645, which represented 33.28% of the Fund’s Net Assets.

(e)

Invesco Variable Rate Investment Grade ETF and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The value of this security as of June 30, 2018 represented less than 1% of the Fund’s Net Assets. See Note 5.

(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1H.
(h)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of June 30, 2018.

Portfolio Composition

By security type, based on Total Investments

as of June 30, 2018

U.S. Government Sponsored Agency Mortgage-Backed Securities	65.7%
Asset-Backed Securities	26.4
Agency Credit Risk Transfer Notes	5.7
Certificates of Deposit	1.2
Security Types Each Less Than 1% of Portfolio	0.4
Money Market Funds	0.6

Open Futures Contracts
	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. Treasury Long Bonds	31	September-2018	$4,495,000	$112,517	$112,517

Short Futures Contracts
U.S. Treasury 2 Year Notes	258	September-2018	(54,651,657)	(36,834)	(36,834)
U.S. Treasury 5 Year Notes	380	September-2018	(43,174,531)	(176,061)	(176,061)
U.S. Treasury 10 Year Notes	8	September-2018	(961,500)	(8,144)	(8,144)
U.S. Treasury Ultra Bonds	10	September-2018	(1,595,625)	(40,727)	(40,727)
Subtotal — Short Futures Contracts				(261,766)	(261,766)
Total Futures Contracts — Interest Rate Risk				$(149,249)	$(149,249)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Quality Income Fund

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

Assets:
Investments in securities, at value (Cost $804,194,007)	$791,884,982
Investments in affiliates, at value (Cost $6,174,070)	6,164,464
Other investments:
Variation margin receivable- futures contracts	18,565
Cash	18,072
Receivable for:
Investments sold	279,691,336
Fund shares sold	118,778
Dividends and interest	1,906,478
Principal paydowns	725,112
Investment for trustee deferred compensation and retirement plans	80,393
Other assets	46,602
Total assets	1,080,654,782

Liabilities:
Payable for:
Investments purchased	541,110,942
Dividends	283,388
Fund shares reacquired	1,073,375
Accrued fees to affiliates	150,970
Accrued trustees’ and officers’ fees and benefits	5,064
Accrued other operating expenses	185,917
Trustee deferred compensation and retirement plans	90,615
Total liabilities	542,900,271
Net assets applicable to shares outstanding	$537,754,511

Net assets consist of:
Shares of beneficial interest	$589,349,474
Undistributed net investment income	(1,904,989)
Undistributed net realized gain (loss)	(37,222,094)
Net unrealized appreciation (depreciation)	(12,467,880)
$537,754,511

Net Assets:
Class A	$323,417,195
Class C	$10,574,504
Class Y	$22,873,601
Class R5	$159,454,344
Class R6	$21,434,867

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	27,961,137
Class C	920,699
Class Y	1,970,290
Class R5	13,738,433
Class R6	1,846,275
Class A:
Net asset value per share	$11.57
Maximum offering price per share
(Net asset value of $11.57 ÷ 95.75%)	$12.08
Class C:
Net asset value and offering price per share	$11.49
Class Y:
Net asset value and offering price per share	$11.61
Class R5:
Net asset value and offering price per share	$11.61
Class R6:
Net asset value and offering price per share	$11.61

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Quality Income Fund

Statement of Operations

For the six months ended June 30, 2018

(Unaudited)

Investment income:
Interest	$10,335,990
Dividends from affiliates	89,704
Total investment income	10,425,694

Expenses:
Advisory fees	1,322,921
Administrative services fees	75,012
Custodian fees	13,300
Distribution fees:
Class A	401,248
Class B	278
Class C	57,734
Transfer agent fees — A, B, C and Y	253,870
Transfer agent fees — R5	1,074
Transfer agent fees — R6	108
Trustees’ and officers’ fees and benefits	14,329
Registration and filing fees	48,744
Reports to shareholders	20,615
Professional services fees	20,251
Other	30,799
Total expenses	2,260,283
Less: Fees waived and expense offset arrangement(s)	(10,372)
Net expenses	2,249,911
Net investment income	8,175,783

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(11,107,905)
Futures contracts	336,694
(10,771,211)
Change in net unrealized appreciation (depreciation) of:
Investment securities	(5,645,932)
Futures contracts	(233,051)
(5,878,983)
Net realized and unrealized gain (loss)	(16,650,194)
Net increase (decrease) in net assets resulting from operations	$(8,474,411)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Quality Income Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2018 and the year ended December 31, 2017

(Unaudited)

	June 30, 2018	December 31, 2017
Operations:
Net investment income	$8,175,783	$14,108,535
Net realized gain (loss)	(10,771,211)	5,672,527
Change in net unrealized appreciation (depreciation)	(5,878,983)	(6,485,507)
Net increase (decrease) in net assets resulting from operations	(8,474,411)	13,295,555

Distributions to shareholders from net investment income:
Class A	(6,247,897)	(12,305,522)
Class B	(704)	(12,970)
Class C	(172,279)	(366,966)
Class Y	(624,324)	(2,562,606)
Class R5	(3,466,474)	(5,968,579)
Class R6	(412,676)	(284)
Total distributions from net investment income	(10,924,354)	(21,216,927)

Share transactions–net:
Class A	(18,522,028)	(32,119,143)
Class B	(365,800)	(339,468)
Class C	(2,197,811)	(2,313,095)
Class Y	(42,776,081)	387,569
Class R5	(10,804,238)	35,534,489
Class R6	21,967,279	10,013
Net increase (decrease) in net assets resulting from share transactions	(52,698,679)	1,160,365
Net increase (decrease) in net assets	(72,097,444)	(6,761,007)

Net assets:
Beginning of period	609,851,955	616,612,962
End of period (includes undistributed net investment income of $(1,904,989) and $843,582, respectively)	$537,754,511	$609,851,955

Notes to Financial Statements

June 30, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Quality Income Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to provide a high level of current income, with liquidity and safety of principal.

The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares were permitted to continue to reinvest dividends and capital gains distributions in Class B shares until their conversion to Class A shares. Also, shareholders in Class B shares were able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they converted to Class A shares. Generally, Class B shares automatically converted to Class A shares on or about the month-end, which was at least eight years after the date of purchase. Redemptions of Class B shares prior to the conversion date were subject to a CDSC. Effective January 26, 2018, all of the Fund’s outstanding Class B shares were converted to Class A shares, in advance of their normally scheduled conversion. No CDSC was paid in connection with this early conversion.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

13                         Invesco Quality Income Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net

14                         Invesco Quality Income Fund

investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions — Distributions from net investment income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.

D.

Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.

Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

I.

Dollar Rolls and Forward Commitment Transactions — The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions may be considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

J.

Other Risks — The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

K.

Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

15                         Invesco Quality Income Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $1 billion	0.47%
Next $500 million	0.445%
Next $500 million	0.42%
Next $500 million	0.395%
Next $2.5 billion	0.37%
Next $2.5 billion	0.345%
Next $2.5 billion	0.32%
Next $2.5 billion	0.295%
Over $12.5 billion	0.27%

For the six months ended June 30, 2018, the effective advisory fees incurred by the Fund was 0.47%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, formerly Invesco PowerShares Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2019, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.25%, 1.25% and 1.25%, respectively, of average daily net assets (the “expense limits”). Prior to their conversion to Class A shares, the expense limit for Class B shares was 2.25% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2020, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2018, the Adviser waived advisory fees of $6,692.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% of Class C average daily net assets. Prior to their conversion to Class A shares, the Fund incurred annual fees of up to 1.00% of Class B average daily net assets. The fees are accrued daily and paid monthly.

With respect to Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended June 30, 2018, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2018, IDI advised the Fund that IDI retained $9,525 in front-end sales commissions from the sale of Class A shares and $2,234 and $205 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

16                         Invesco Quality Income Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended June 30, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$524,674,750	$—	$524,674,750
Asset-Backed Securities	—	210,535,374	—	210,535,374
Agency Credit Risk Transfer Notes	—	45,237,368	—	45,237,368
Certificate of Deposit	—	10,019,120	—	10,019,120
Exchange-Traded Fund	1,504,800	—	—	1,504,800
U.S. Treasury Bills	—	1,418,370	—	1,418,370
Money Market Funds	4,659,664	—	—	4,659,664
Total Investments in Securities	6,164,464	791,884,982	—	798,049,446
Other Investments — Assets*
Futures Contracts	112,517	—	—	112,517
Other Investments — Liabilities*
Futures Contracts	(261,766)	—	—	(261,766)
Total Other Investments	(149,249)			(149,249)
Total Investments	$6,015,215	$791,884,982	$—	$797,900,197

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2018:

Value
Derivative Assets	Interest Rate Risk
Unrealized appreciation on futures contracts — Exchange-Traded(a)	$112,517
Derivatives not subject to master netting agreements	(112,517)
Total Derivative Assets subject to master netting agreements	$—

17                         Invesco Quality Income Fund

Value
Derivative Liabilities	Interest Rate Risk
Unrealized depreciation on futures contracts — Exchange-Traded(a)	$(261,766)
Derivatives not subject to master netting agreements	261,766
Total Derivative Liabilities subject to master netting agreements	$—

(a)	The daily variation margin receivable at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2018

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain:
Futures contracts	$336,694
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(233,051)
Total	$103,643

The table below summarizes the average notional value of futures contracts outstanding during the period.

Futures Contracts
Average notional value	$96,484,821

NOTE 5—Investments in Affiliates

The Fund’s Adviser and the adviser for Invesco Variable Rate Investment Grade ETF are subsidiaries of Invesco Ltd. and therefore, Invesco Variable Rate Investment Grade ETF is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Variable Rate Investment Grade ETF for the six months ended June 30, 2018.

	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 06/30/2018	Dividend Income
Invesco Variable Rate
Investment Grade ETF	$1,511,400	$—	$—	$(6,600)	$—	$1,504,800	$19,518

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2018, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $3,680.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund’s total assets.

18                         Invesco Quality Income Fund

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2017, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$12,776,778	$13,568,381	$26,345,159

*

Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 10—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2018 was $1,867,684,240 and $1,966,432,529, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$3,564,423
Aggregate unrealized (depreciation) of investments	(16,138,027)
Net unrealized appreciation (depreciation) of investments	$(12,573,604)

Cost of investments for tax purposes is $810,473,801.

19                         Invesco Quality Income Fund

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended June 30, 2018(a)		Year ended December 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	421,322	$4,917,018	2,315,811	$27,942,373
Class B(b)	—	—	2,193	27,450
Class C	64,160	745,501	327,493	3,928,916
Class Y	518,227	6,124,714	2,500,537	30,301,496
Class R5	723,046	8,496,461	2,872,747	34,847,199
Class R6(c)	2,150,658	25,530,601	1,012	12,300

Issued as reinvestment of dividends:
Class A	428,046	4,979,819	805,578	9,711,034
Class B(b)	—	—	1,013	12,158
Class C	12,335	142,508	24,989	299,127
Class Y	25,597	299,165	133,398	1,614,382
Class R5	296,908	3,466,288	493,462	5,968,234
Class R6	29,871	348,328	—	—

Automatic conversion of Class B shares to Class A shares:(d)
Class A	27,363	322,877	24,322	293,620
Class B	(24,456)	(322,877)	(24,461)	(293,620)

Reacquired:
Class A	(2,467,206)	(28,741,742)	(5,809,800)	(70,066,170)
Class B(b)	(6,643)	(42,923)	(7,061)	(85,456)
Class C	(266,096)	(3,085,820)	(545,831)	(6,541,138)
Class Y	(4,159,732)	(49,199,960)	(2,604,704)	(31,528,309)
Class R5	(1,954,258)	(22,766,987)	(435,272)	(5,280,944)
Class R6	(335,078)	(3,911,650)	(188)	(2,287)
Net increase (decrease) in share activity	(4,515,936)	$(52,698,679)	75,238	$1,160,365

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 15% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 21% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	Class B shares activity for the period January 1, 2018 through January 26, 2018 (date of conversion).
(c)	Commencement date April 4, 2017 for Class R6 shares.
(d)	Effective as of the close of business January 26, 2018, all outstanding Class B shares were converted to Class A shares.

20                         Invesco Quality Income Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 06/30/18	$11.95	$0.16	$(0.32)	$(0.16)	$(0.22)	$11.57	(1.36	)%(d)	$323,417	0.92	%(d)(e)	0.92	%(d)(e)	2.78	%(d)(e)	223%
Year ended 12/31/17	12.11	0.26	(0.02)	0.24	(0.40)	11.95	1.98	(d)	353,256	0.96	(d)	0.96	(d)	2.15	(d)	516
Year ended 12/31/16	12.22	0.27	0.04	0.31	(0.42)	12.11	2.50	(d)	390,037	0.92	(d)	0.93	(d)	2.19	(d)(f)	472
Year ended 12/31/15	12.55	0.24	(0.06)	0.18	(0.51)	12.22	1.41	(d)	395,806	0.96	(d)	0.96	(d)	1.88	(d)	500
Year ended 12/31/14	12.35	0.28	0.48	0.76	(0.56)	12.55	6.27	(d)	424,259	0.96	(d)	0.96	(d)	2.28	(d)	450
Year ended 12/31/13	13.02	0.21	(0.40)	(0.19)	(0.48)	12.35	(1.51	)(d)	441,028	0.94	(d)	0.94	(d)	1.63	(d)	475
Class B
Six months ended 06/30/18(g)	11.91	0.02	(0.15)	(0.13)	(0.02)	11.76	(1.07)		—	1.68	(e)	1.68	(e)	2.02	(e)	223
Year ended 12/31/17	12.04	0.16	0.01	0.17	(0.30)	11.91	1.45		371	1.72		1.72		1.39		516
Year ended 12/31/16	12.16	0.17	0.03	0.20	(0.32)	12.04	1.64		716	1.68		1.69		1.43	(f)	472
Year ended 12/31/15	12.48	0.14	(0.05)	0.09	(0.41)	12.16	0.71		1,138	1.72		1.72		1.12		500
Year ended 12/31/14	12.28	0.18	0.48	0.66	(0.46)	12.48	5.48		2,135	1.72		1.72		1.52		450
Year ended 12/31/13	12.95	0.11	(0.40)	(0.29)	(0.38)	12.28	(2.28)		3,197	1.70		1.70		0.87		475
Class C
Six months ended 06/30/18	11.87	0.12	(0.33)	(0.21)	(0.17)	11.49	(1.75)		10,575	1.68	(e)	1.68	(e)	2.02	(e)	223
Year ended 12/31/17	12.02	0.16	(0.01)	0.15	(0.30)	11.87	1.28		13,178	1.72		1.72		1.39		516
Year ended 12/31/16	12.14	0.17	0.03	0.20	(0.32)	12.02	1.63		15,672	1.68		1.69		1.43	(f)	472
Year ended 12/31/15	12.46	0.14	(0.05)	0.09	(0.41)	12.14	0.71		9,394	1.72		1.72		1.12		500
Year ended 12/31/14	12.26	0.19	0.47	0.66	(0.46)	12.46	5.48		8,100	1.72		1.72		1.52		450
Year ended 12/31/13	12.93	0.11	(0.40)	(0.29)	(0.38)	12.26	(2.29)		7,788	1.70		1.70		0.87		475
Class Y
Six months ended 06/30/18	12.00	0.18	(0.34)	(0.16)	(0.23)	11.61	(1.31)		22,874	0.68	(e)	0.68	(e)	3.02	(e)	223
Year ended 12/31/17	12.15	0.29	(0.01)	0.28	(0.43)	12.00	2.32		67,027	0.72		0.72		2.39		516
Year ended 12/31/16	12.27	0.30	0.03	0.33	(0.45)	12.15	2.67		67,532	0.68		0.69		2.43	(f)	472
Year ended 12/31/15	12.59	0.26	(0.04)	0.22	(0.54)	12.27	1.75		21,668	0.72		0.72		2.12		500
Year ended 12/31/14	12.39	0.32	0.47	0.79	(0.59)	12.59	6.52		19,306	0.72		0.72		2.52		450
Year ended 12/31/13	13.07	0.24	(0.41)	(0.17)	(0.51)	12.39	(1.32)		2,254	0.70		0.70		1.87		475
Class R5
Six months ended 06/30/18	12.00	0.18	(0.33)	(0.15)	(0.24)	11.61	(1.24)		159,454	0.55	(e)	0.55	(e)	3.15	(e)	223
Year ended 12/31/17	12.15	0.30	(0.01)	0.29	(0.44)	12.00	2.46		176,010	0.58		0.58		2.53		516
Year ended 12/31/16	12.26	0.32	0.03	0.35	(0.46)	12.15	2.86		142,657	0.55		0.56		2.56	(f)	472
Year ended 12/31/15	12.59	0.27	(0.06)	0.21	(0.54)	12.26	1.71		27	0.68		0.68		2.16		500
Year ended 12/31/14	12.39	0.33	0.47	0.80	(0.60)	12.59	6.56		15	0.67		0.67		2.57		450
Year ended 12/31/13	13.06	0.25	(0.41)	(0.16)	(0.51)	12.39	(1.23)		10	0.66		0.66		1.91		475
Class R6
Six months ended 06/30/18	12.00	0.18	(0.33)	(0.15)	(0.24)	11.61	(1.24)		21,435	0.55	(e)	0.55	(e)	3.15	(e)	223
Year ended 12/31/17(h)	12.14	0.23	(0.04)	0.19	(0.33)	12.00	1.61		10	0.58	(i)	0.58	(i)	2.53	(i)	516

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended June 30, 2018 and for the years ended December 31, 2017, 2016, 2015, 2014 and 2013.

(e)

Ratios are annualized and based on average daily net assets (000’s omitted) of $335,259, $365, $11,649, $32,194, $168,889 and $19,733 for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.

(f)

Amount includes the effect of a one-time reimbursement of custody expenses. The ratio of net investment income excluding these payments would have been 2.02%, 1.26%, 1.26%, 2.26% and 2.39% for Class A, Class B, Class C, Class Y and Class R5 shares, respectively.

(g)	Reflects activity for the period January 1, 2018 through January 26, 2018 (date of conversion).
(h)	Commencement date of April 4, 2017.
(i)	Annualized.

21                         Invesco Quality Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (01/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/18)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/18)	Expenses Paid During Period[2]
A	$1,000.00	$986.40	$4.53	$1,020.23	$4.61	0.92%
C	1,000.00	982.50	8.26	1,016.46	8.40	1.68
Y	1,000.00	986.90	3.35	1,021.42	3.41	0.68
R5	1,000.00	987.60	2.71	1,022.07	2.76	0.55
R6	1,000.00	987.60	2.71	1,022.07	2.76	0.55

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2018 through June 30, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

22                         Invesco Quality Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 5-6, 2018, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Quality Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate Sub-Advisory Contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2018. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 6, 2018.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper U.S. Mortgage Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and reasonably comparable to the performance of the Index for the three and five year periods. The Board noted that the Fund’s yield curve positioning negatively impacted Fund performance. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for

23                         Invesco Quality Income Fund

Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

24                         Invesco Quality Income Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q (or any successor Form) on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q (or any successor Form) may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526                      Invesco Distributors, Inc.                                                                               VK-QINC-SAR-1             08102018      1528

Semiannual Report to Shareholders	June 30, 2018

Invesco Small Cap Growth Fund
Nasdaq:
A: GTSAX ∎ C: GTSDX ∎ R: GTSYX ∎ Y: GTSYX ∎ Investor: GTSIX ∎ R5: GTSVX ∎ R6: GTSFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
18	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/17 to 6/30/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	9.38%
Class C Shares	8.96
Class R Shares	9.25
Class Y Shares	9.50
Investor Class Shares	9.38
Class R5 Shares	9.59
Class R6 Shares	9.65
S&P 500 Index▼ (Broad Market Index)	2.65
Russell 2000 Growth Index▼ (Style-Specific Index)	9.70
Lipper Small-Cap Growth Funds Index∎ (Peer Group Index)	12.37
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 2000® Growth Index is an unmanaged index considered representative of small-cap growth stocks. The Russell 2000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Small-Cap Growth Funds Index is an unmanaged index considered representative of small-cap growth funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Small Cap Growth Fund

Average Annual Total Returns
As of 6/30/18, including maximum applicable sales charges

Class A Shares
Inception (10/18/95)	10.89%
10 Years	11.23
5 Years	13.06
1 Year	16.91

Class C Shares
Inception (5/3/99)	8.73%
10 Years	11.01
5 Years	13.50
1 Year	21.79

Class R Shares
Inception (6/3/02)	9.64%
10 Years	11.57
5 Years	14.06
1 Year	23.41

Class Y Shares
10 Years	12.12%
5 Years	14.64
1 Year	24.02

Investor Class Shares
Inception (4/7/06)	9.79%
10 Years	11.86
5 Years	14.35
1 Year	23.74

Class R5 Shares
Inception (3/15/02)	9.68%
10 Years	12.31
5 Years	14.79
1 Year	24.19

Class R6 Shares
10 Years	12.16%
5 Years	14.90
1 Year	24.31

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares was 1.20%, 1.95%, 1.45%, 0.95%, 1.19%, 0.82% and 0.73%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3 Invesco Small Cap Growth Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Small Cap Growth Fund

Schedule of Investments(a)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–96.69%
Aerospace & Defense–1.54%
BWX Technologies, Inc.	337,780	$21,050,450
TransDigm Group, Inc.	80,000	27,611,200
		48,661,650

Alternative Carriers–0.79%
Cogent Communications Holdings, Inc.	466,515	24,911,901

Apparel Retail–0.69%
Urban Outfitters, Inc.(b)	489,734	21,817,650

Apparel, Accessories & Luxury Goods–1.32%
Carter’s, Inc.	186,170	20,178,966
G-III Apparel Group, Ltd.(b)	485,859	21,572,140
		41,751,106

Application Software–7.18%
Aspen Technology, Inc.(b)	484,021	44,888,108
BlackLine, Inc.(b)	542,514	23,561,383
Fair Isaac Corp.(b)	206,501	39,920,773
Guidewire Software Inc.(b)	390,756	34,691,318
Pegasystems Inc.	447,755	24,536,974
RealPage, Inc.(b)	590,522	32,537,762
Ultimate Software Group, Inc. (The)(b)	106,035	27,283,866
		227,420,184

Asset Management & Custody Banks–0.29%
WisdomTree Investments, Inc.	1,018,933	9,251,912

Auto Parts & Equipment–1.49%
Cooper-Standard Holdings Inc.(b)	185,371	24,222,428
Visteon Corp.(b)	176,907	22,863,461
		47,085,889

Biotechnology–7.09%
Adamas Pharmaceuticals, Inc.(b)(c)	902,799	23,319,298
Agios Pharmaceuticals, Inc.(b)	377,643	31,808,870
Amicus Therapeutics, Inc.(b)	1,640,084	25,618,112
Exelixis, Inc.(b)	898,307	19,331,567
Halozyme Therapeutics, Inc.(b)	1,701,178	28,698,873
Neurocrine Biosciences, Inc.(b)	407,642	40,046,750
Repligen Corp.(b)	595,168	27,996,703
Sage Therapeutics, Inc.(b)	16,469	2,577,892
Sarepta Therapeutics, Inc.(b)	188,802	24,955,848
		224,353,913

Brewers–0.75%
Boston Beer Co., Inc. (The)–Class A(b)	79,250	23,751,225

Building Products–1.30%
A.O. Smith Corp.	360,233	21,307,782
Masonite International Corp.(b)	276,482	19,865,232
		41,173,014

	Shares	Value
Casinos & Gaming–1.16%
Penn National Gaming, Inc.(b)	1,097,025	$36,849,070

Commercial Printing–0.64%
Deluxe Corp.	307,057	20,330,244

Construction Machinery & Heavy Trucks–1.99%
Oshkosh Corp.	284,941	20,037,051
WABCO Holdings Inc.(b)	154,636	18,095,505
Wabtec Corp.	250,592	24,703,359
		62,835,915

Construction Materials–1.01%
Martin Marietta Materials, Inc.	143,784	32,111,281

Distributors–1.01%
Pool Corp.	210,048	31,822,272

Electronic Components–1.69%
II-VI Inc.(b)	488,981	21,246,224
Littelfuse, Inc.	140,822	32,132,764
		53,378,988

Electronic Equipment & Instruments–2.97%
Cognex Corp.	594,325	26,512,838
National Instruments Corp.	491,258	20,623,011
Trimble Inc.(b)	613,431	20,145,074
Zebra Technologies Corp.–Class A(b)	187,151	26,809,381
		94,090,304

Financial Exchanges & Data–0.77%
MarketAxess Holdings, Inc.	123,797	24,494,474

Footwear–0.89%
Steven Madden, Ltd.	532,798	28,291,574

Health Care Equipment–3.65%
Cantel Medical Corp.	247,353	24,329,641
DexCom Inc.(b)	255,199	24,238,801
Hill-Rom Holdings, Inc.	263,875	23,046,842
Integra LifeSciences Holdings Corp.(b)	418,329	26,944,571
Nevro Corp.(b)	212,103	16,936,425
		115,496,280

Health Care Facilities–1.63%
Encompass Health Corp.	427,863	28,974,883
Select Medical Holdings Corp.(b)	1,247,582	22,643,613
		51,618,496

Health Care Services–1.48%
BioTelemetry, Inc.(b)	316,217	14,229,765
Chemed Corp.	100,959	32,489,616
		46,719,381

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Small Cap Growth Fund

	Shares	Value
Health Care Supplies–2.86%
Align Technology, Inc.(b)	83,666	$28,625,485
Avanos Medical, Inc.(b)	520,952	29,824,502
ICU Medical, Inc.(b)	108,856	31,965,565
		90,415,552

Health Care Technology–0.67%
Medidata Solutions, Inc.(b)	265,070	21,354,039

Home Entertainment Software–0.93%
Take-Two Interactive Software, Inc.(b)	248,366	29,396,600

Industrial Machinery–3.25%
ITT Inc.	491,353	25,683,021
John Bean Technologies Corp.	240,312	21,363,737
Kennametal Inc.	482,414	17,318,662
Lincoln Electric Holdings, Inc.	226,587	19,885,275
Timken Co. (The)	426,154	18,559,007
		102,809,702

Internet Software & Services–3.24%
2U, Inc.(b)	341,571	28,541,673
Apptio, Inc.–Class A(b)	564,200	20,424,040
LogMeIn, Inc.	182,078	18,799,554
Q2 Holdings, Inc.(b)	611,047	34,860,231
		102,625,498

Investment Banking & Brokerage–1.82%
Evercore Inc.–Class A	318,540	33,590,043
LPL Financial Holdings, Inc.	368,875	24,176,067
		57,766,110

IT Consulting & Other Services–1.70%
Booz Allen Hamilton Holding Corp.	632,696	27,667,796
EPAM Systems, Inc.(b)	210,190	26,132,923
		53,800,719

Leisure Facilities–0.77%
Six Flags Entertainment Corp. (c)	348,710	24,427,135

Leisure Products–0.76%
Brunswick Corp.	372,214	24,000,359

Life & Health Insurance–0.86%
American Equity Investment Life Holding Co.	755,111	27,183,996

Life Sciences Tools & Services–1.79%
Bio-Techne Corp.	193,640	28,649,038
PerkinElmer, Inc.	381,932	27,968,880
		56,617,918

Managed Health Care–1.39%
HealthEquity, Inc.(b)	587,747	44,139,800

Metal & Glass Containers–0.76%
Berry Global Group, Inc.(b)	520,666	23,919,396

Movies & Entertainment–0.35%
IMAX Corp.(b)	494,957	10,963,297

	Shares	Value
Multi-Line Insurance–0.75%
American Financial Group, Inc.	221,029	$23,723,043

Office Services & Supplies–0.33%
MSA Safety Inc.	109,094	10,510,116

Oil & Gas Drilling–0.51%
Patterson-UTI Energy, Inc.	902,489	16,244,802

Oil & Gas Equipment & Services–0.63%
Oil States International, Inc.(b)	618,770	19,862,517

Oil & Gas Exploration & Production–2.73%
Centennial Resource Development, Inc.–Class A(b)	1,194,192	21,567,107
Energen Corp.(b)	420,179	30,597,435
Laredo Petroleum, Inc.(b)	1,271,292	12,229,829
Parsley Energy, Inc.–Class A(b)	723,611	21,910,941
		86,305,312

Packaged Foods & Meats–0.68%
Lancaster Colony Corp.	154,588	21,398,071

Pharmaceuticals–3.62%
Aerie Pharmaceuticals, Inc.(b)	419,503	28,337,427
Catalent, Inc.(b)	624,211	26,148,199
GW Pharmaceuticals PLC–ADR (United Kingdom)(b)(c)	185,720	25,915,369
Intersect ENT, Inc.(b)	703,656	26,351,917
Nektar Therapeutics(b)	159,594	7,792,975
		114,545,887

Property & Casualty Insurance–1.30%
Hanover Insurance Group Inc. (The)	207,036	24,753,224
RLI Corp.	249,211	16,495,276
		41,248,500

Regional Banks–3.57%
BankUnited, Inc.	478,444	19,544,437
Cathay General Bancorp	590,962	23,928,051
Cullen/Frost Bankers, Inc.	251,336	27,204,609
MB Financial, Inc.	497,805	23,247,494
Sterling Bancorp	806,120	18,943,820
		112,868,411

Research & Consulting Services–1.50%
CoStar Group Inc.(b)	114,988	47,447,498

Restaurants–2.95%
Dunkin’ Brands Group, Inc.	367,420	25,377,699
Jack in the Box Inc.	189,059	16,092,702
Texas Roadhouse, Inc.	449,405	29,440,522
Wendy’s Co. (The)	1,301,232	22,355,166
		93,266,089

Security & Alarm Services–0.91%
Brink’s Co. (The)	362,579	28,915,675

Semiconductor Equipment–0.65%
MKS Instruments, Inc.	216,476	20,716,753

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Small Cap Growth Fund

	Shares	Value
Semiconductors–4.16%
Integrated Device Technology, Inc.(b)	755,085	$24,072,110
Monolithic Power Systems, Inc.	193,773	25,901,637
Power Integrations, Inc.	256,850	18,762,892
Semtech Corp.(b)	585,879	27,565,607
Silicon Laboratories Inc.(b)	355,540	35,411,784
		131,714,030

Specialized REITs–0.59%
CubeSmart	578,218	18,630,184

Specialty Chemicals–1.53%
Ingevity Corp.(b)	289,309	23,393,526
PolyOne Corp.	579,460	25,044,261
		48,437,787

Specialty Stores–0.95%
Five Below, Inc.(b)	307,083	30,005,080

Systems Software–3.39%
CommVault Systems, Inc.(b)	435,417	28,672,209
Proofpoint, Inc.(b)	237,524	27,388,892
Qualys, Inc.(b)	363,470	30,640,521
SailPoint Technologies Holdings, Inc.(b)	839,962	20,612,668
		107,314,290

Trading Companies & Distributors–1.25%
Univar Inc.(b)	694,050	18,211,872
Watsco, Inc.	120,027	21,398,414
		39,610,286

	Shares	Value
Trucking–2.21%
Knight-Swift Transportation Holdings Inc.	577,577	$22,069,217
Landstar System, Inc.	208,831	22,804,345
Old Dominion Freight Line, Inc.	167,682	24,977,911
		69,851,473
Total Common Stocks & Other Equity Interests (Cost $1,915,000,705)		3,060,252,648

Money Market Funds–3.54%
Invesco Government & Agency Portfolio–Institutional Class, 1.80%(d)(e)	63,519,332	63,519,332
Invesco Liquid Assets Portfolio–Institutional Class, 2.02%(d)	48,340,222	48,354,724
Total Money Market Funds (Cost $111,867,983)		111,874,056
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–100.23% (Cost $2,026,868,688)		3,172,126,704

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.67%
Invesco Government & Agency Portfolio—Institutional Class, 1.80% (Cost $21,335,260)(d)(e)	21,335,260	21,335,260
TOTAL INVESTMENTS IN SECURITIES–100.90% (Cost $2,048,203,948)		3,193,461,964
OTHER ASSETS LESS LIABILITIES–(0.90)%		(28,375,646)
NET ASSETS–100.00%		$3,165,086,318

Investment Abbreviations:

ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2018.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of June 30, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2018

Information Technology	25.9%
Health Care	24.2
Industrials	14.9
Consumer Discretionary	12.3
Financials	9.4
Energy	3.9
Materials	3.3
Consumer Staples	1.4
Telecommunication Services	0.8
Real Estate	0.6
Money Market Funds Plus Other Assets Less Liabilities	3.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Small Cap Growth Fund

Statement of Assets and Liabilities

June 30, 2018

(Unaudited)

Assets:
Investments in securities, at value (Cost $1,915,000,705)*	$3,060,252,648
Investments in affiliated money market funds, at value (Cost $133,203,243)	133,209,316
Receivable for:
Investments sold	7,410,192
Fund shares sold	29,437,235
Dividends	784,523
Investment for trustee deferred compensation and retirement plans	351,645
Other assets	66,852
Total assets	3,231,512,411

Liabilities:
Payable for:
Investments purchased	10,273,963
Collateral upon return of securities loaned	21,335,260
Fund shares reacquired	27,073,672
Amount due custodian	6,154,680
Accrued fees to affiliates	1,079,455
Accrued trustees’ and officers’ fees and benefits	12,085
Accrued other operating expenses	99,388
Trustee deferred compensation and retirement plans	397,590
Total liabilities	66,426,093
Net assets applicable to shares outstanding	$3,165,086,318

Net assets consist of:
Shares of beneficial interest	$1,902,436,930
Undistributed net investment income (loss)	(3,995,758)
Undistributed net realized gain	121,387,130
Net unrealized appreciation	1,145,258,016
$3,165,086,318

Net Assets:
Class A	$648,433,167
Class C	$13,943,487
Class R	$156,242,156
Class Y	$251,413,537
Investor Class	$213,392,922
Class R5	$1,495,186,467
Class R6	$386,474,582

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	15,888,897
Class C	505,185
Class R	4,135,744
Class Y	5,972,673
Investor Class	4,974,643
Class R5	32,470,979
Class R6	8,352,966
Class A:
Net asset value per share	$40.81
Maximum offering price per share
(Net asset value of $40.81 ÷ 94.50%)	$43.19
Class C:
Net asset value and offering price per share	$27.60
Class R:
Net asset value and offering price per share	$37.78
Class Y:
Net asset value and offering price per share	$42.09
Investor Class:
Net asset value and offering price per share	$42.90
Class R5:
Net asset value and offering price per share	$46.05
Class R6:
Net asset value and offering price per share	$46.27

*	At June 30, 2018, securities with an aggregate value of $20,886,514 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Small Cap Growth Fund

Statement of Operations

For the six months ended June 30, 2018

(Unaudited)

Investment income:
Dividends	$9,692,417
Dividends from affiliated money market funds (includes securities lending income of $61,881)	714,127
Total investment income	10,406,544

Expenses:
Advisory fees	10,108,828
Administrative services fees	283,323
Custodian fees	14,801
Distribution fees:
Class A	792,335
Class B	519
Class C	72,770
Class R	372,217
Investor Class	265,774
Transfer agent fees — A, B, C, R, Y and Investor Class	1,329,062
Transfer agent fees — R5	648,854
Transfer agent fees — R6	4,173
Trustees’ and officers’ fees and benefits	30,893
Registration and filing fees	71,989
Reports to shareholders	26,573
Professional services fees	21,945
Other	43,442
Total expenses	14,087,498
Less: Fees waived and expense offset arrangement(s)	(46,003)
Net expenses	14,041,495
Net investment income (loss)	(3,634,951)

Realized and unrealized gain from:
Net realized gain from investment securities	96,323,307
Change in net unrealized appreciation of investment securities	175,629,396
Net realized and unrealized gain	271,952,703
Net increase in net assets resulting from operations	$268,317,752

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Small Cap Growth Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2018 and the year ended December 31, 2017

(Unaudited)

	June 30, 2018	December 31, 2017
Operations:
Net investment income (loss)	$(3,634,951)	$(6,516,075)
Net realized gain	96,323,307	216,281,116
Change in net unrealized appreciation	175,629,396	370,876,964
Net increase in net assets resulting from operations	268,317,752	580,642,005

Distributions to shareholders from net investment income:
Class Y	—	(22,939)
Class R5	—	(133,349)
Class R6	—	(30,133)
Total distributions from net investment income	—	(186,421)

Distributions to shareholders from net realized gains:
Class A	—	(52,883,039)
Class B	—	(90,427)
Class C	—	(1,767,644)
Class R	—	(12,397,245)
Class Y	—	(17,172,885)
Investor Class	—	(19,506,114)
Class R5	—	(99,829,389)
Class R6	—	(22,558,296)
Total distributions from net realized gains	—	(226,205,039)

Share transactions–net:
Class A	(26,247,529)	(59,527,834)
Class B	(752,911)	(890,080)
Class C	(1,850,195)	(1,789,549)
Class R	7,499,888	9,275,758
Class Y	21,279,004	18,797,817
Investor Class	(48,809,179)	(18,602,316)
Class R5	78,767,693	88,314,083
Class R6	52,862,590	72,066,527
Net increase in net assets resulting from share transactions	82,749,361	107,644,406
Net increase in net assets	351,067,113	461,894,951

Net assets:
Beginning of period	2,814,019,205	2,352,124,254
End of period (includes undistributed net investment income (loss) of $(3,995,758) and $(360,807), respectively)	$3,165,086,318	$2,814,019,205

Notes to Financial Statements

June 30, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Small Cap Growth Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria

10                         Invesco Small Cap Growth Fund

are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares were permitted to continue to reinvest dividends and capital gains distributions in Class B shares until their conversion to Class A shares. Also, shareholders in Class B shares were able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they converted to Class A shares. Generally, Class B shares automatically converted to Class A shares on or about the month-end, which was at least eight years after the date of purchase. Redemptions of Class B shares prior to the conversion date were subject to a CDSC. Effective January 26, 2018, all of the Fund’s outstanding Class B shares were converted to Class A shares, in advance of their normally scheduled conversion. No CDSC was paid in connection with this early conversion.

Effective as of the close of business on March 18, 2002, the Fund’s shares were offered on a limited basis to certain investors.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

11                         Invesco Small Cap Growth Fund

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

12                         Invesco Small Cap Growth Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.725%
Next $500 million	0.70%
Next $500 million	0.675%
Over $1.5 billion	0.65%

For the six months ended June 30, 2018, the effective advisory fees incurred by the Fund was 0.67%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, formerly Invesco PowerShares Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2019, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of average daily net assets (the “expense limits”). Prior to their conversion to Class A shares, the expense limit for Class B shares was 2.75% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2020, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2018, the Adviser waived advisory fees of $40,411.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Prior to their conversion to Class A shares, the Fund paid an annual rate of 1.00% of the average daily net assets of Class B shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2018, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2018, IDI advised the Fund that IDI retained $4,919 in front-end sales commissions from the sale of Class A shares and $1,000 and $6 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended June 30, 2018, the Fund incurred $24,287 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

13                         Invesco Small Cap Growth Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2018, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended June 30, 2018, there were no material transfers between valuation levels.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2018, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $5,592.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2017.

14                         Invesco Small Cap Growth Fund

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2018 was $349,068,033 and $363,304,535, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,182,639,994
Aggregate unrealized (depreciation) of investments	(38,206,303)
Net unrealized appreciation of investments	$1,144,433,691

Cost of investments for tax purposes is $2,049,028,273.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended June 30, 2018(a)		Year ended December 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	1,357,431	$53,393,579	2,373,114	$85,526,625
Class B(b)	24	653	2,730	67,474
Class C	14,989	399,456	30,997	794,127
Class R	689,665	25,054,244	1,071,759	36,444,630
Class Y	2,135,696	87,119,035	2,512,373	91,728,881
Investor Class	191,993	7,932,441	306,754	11,653,378
Class R5	4,560,790	203,956,786	5,728,267	230,593,464
Class R6	2,178,806	97,829,393	3,016,797	122,787,405

Issued as reinvestment of dividends:
Class A	—	—	1,416,738	52,220,953
Class B(b)	—	—	3,588	90,067
Class C	—	—	69,393	1,736,917
Class R	—	—	362,800	12,396,878
Class Y	—	—	419,700	15,935,998
Investor Class	—	—	487,733	18,899,636
Class R5	—	—	2,344,791	97,332,286
Class R6	—	—	541,778	22,586,721

Conversion of Class B shares to Class A shares: (c)
Class A	18,690	748,547	25,817	936,084
Class B	(27,470)	(748,547)	(36,411)	(936,084)

Reacquired:
Class A	(2,050,780)	(80,389,655)	(5,533,288)	(198,211,496)
Class B(b)	(186)	(5,017)	(4,418)	(111,537)
Class C	(82,422)	(2,249,651)	(168,096)	(4,320,593)
Class R	(479,721)	(17,554,356)	(1,185,719)	(39,565,750)
Class Y	(1,580,978)	(65,840,031)	(2,403,106)	(88,867,062)
Investor Class	(1,365,733)	(56,741,620)	(1,288,130)	(49,155,330)
Class R5	(2,839,090)	(125,189,093)	(5,901,704)	(239,611,667)
Class R6	(1,023,118)	(44,966,803)	(1,820,738)	(73,307,599)
Net increase in share activity	1,698,586	$82,749,361	2,373,519	$107,644,406

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 41% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Class B shares activity for the period January 1, 2018 through January 26, 2018 (date of conversion).
(c)	Effective as of the close of business January 26, 2018, all outstanding Class B shares were converted to Class A shares.

15                         Invesco Small Cap Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 06/30/18	$37.31	$(0.09)	$3.59	$3.50	$—	$—	$—	$40.81	9.38%	$648,433	1.17	%(d)	1.17	%(d)	(0.48	)%(d)	12%
Year ended 12/31/17	32.66	(0.17)	8.26	8.09	—	(3.44)	(3.44)	37.31	24.91	617,955	1.20		1.20		(0.48)		21
Year ended 12/31/16	32.03	0.00	3.68	3.68	—	(3.05)	(3.05)	32.66	11.30	596,972	1.22		1.22		(0.01)		26
Year ended 12/31/15	35.95	(0.16)	(0.52)	(0.68)	—	(3.24)	(3.24)	32.03	(1.84)	645,968	1.20		1.20		(0.43)		30
Year ended 12/31/14	39.68	(0.10)	2.93	2.83	—	(6.56)	(6.56)	35.95	7.67	710,426	1.22		1.22		(0.25)		28
Year ended 12/31/13	30.00	(0.15)	12.02	11.87	(0.02)	(2.17)	(2.19)	39.68	39.90	957,432	1.21		1.21		(0.41)		19
Class B
Six months ended 06/30/18(e)	25.39	(0.02)	1.88	1.86	—	—	—	27.25	7.33	—	1.92	(d)	1.92	(d)	(1.23	)(d)	12
Year ended 12/31/17	23.29	(0.31)	5.85	5.54	—	(3.44)	(3.44)	25.39	23.97	702	1.95		1.95		(1.23)		21
Year ended 12/31/16	23.79	(0.18)	2.73	2.55	—	(3.05)	(3.05)	23.29	10.46	1,447	1.97		1.97		(0.76)		26
Year ended 12/31/15	27.76	(0.34)	(0.39)	(0.73)	—	(3.24)	(3.24)	23.79	(2.57)	2,395	1.95		1.95		(1.18)		30
Year ended 12/31/14	32.31	(0.32)	2.33	2.01	—	(6.56)	(6.56)	27.76	6.87	3,876	1.97		1.97		(1.00)		28
Year ended 12/31/13	24.90	(0.34)	9.92	9.58	—	(2.17)	(2.17)	32.31	38.87	5,360	1.96		1.96		(1.16)		19
Class C
Six months ended 06/30/18	25.33	(0.16)	2.43	2.27	—	—	—	27.60	8.96	13,943	1.92	(d)	1.92	(d)	(1.23	)(d)	12
Year ended 12/31/17	23.24	(0.31)	5.84	5.53	—	(3.44)	(3.44)	25.33	23.99	14,502	1.95		1.95		(1.23)		21
Year ended 12/31/16	23.74	(0.18)	2.73	2.55	—	(3.05)	(3.05)	23.24	10.49	14,878	1.97		1.97		(0.76)		26
Year ended 12/31/15	27.71	(0.34)	(0.39)	(0.73)	—	(3.24)	(3.24)	23.74	(2.57)	16,858	1.95		1.95		(1.18)		30
Year ended 12/31/14	32.27	(0.32)	2.32	2.00	—	(6.56)	(6.56)	27.71	6.85	20,957	1.97		1.97		(1.00)		28
Year ended 12/31/13	24.87	(0.34)	9.91	9.57	—	(2.17)	(2.17)	32.27	38.88	21,794	1.96		1.96		(1.16)		19
Class R
Six months ended 06/30/18	34.58	(0.13)	3.33	3.20	—	—	—	37.78	9.25	156,242	1.42	(d)	1.42	(d)	(0.73	)(d)	12
Year ended 12/31/17	30.55	(0.25)	7.72	7.47	—	(3.44)	(3.44)	34.58	24.60	135,751	1.45		1.45		(0.73)		21
Year ended 12/31/16	30.21	(0.08)	3.47	3.39	—	(3.05)	(3.05)	30.55	11.02	112,318	1.47		1.47		(0.26)		26
Year ended 12/31/15	34.18	(0.24)	(0.49)	(0.73)	—	(3.24)	(3.24)	30.21	(2.08)	103,249	1.45		1.45		(0.68)		30
Year ended 12/31/14	38.13	(0.19)	2.80	2.61	—	(6.56)	(6.56)	34.18	7.40	108,855	1.47		1.47		(0.50)		28
Year ended 12/31/13	28.95	(0.23)	11.58	11.35	—	(2.17)	(2.17)	38.13	39.55	106,983	1.46		1.46		(0.66)		19
Class Y
Six months ended 06/30/18	38.43	(0.04)	3.70	3.66	—	—	—	42.09	9.52	251,414	0.92	(d)	0.92	(d)	(0.23	)(d)	12
Year ended 12/31/17	33.48	(0.08)	8.47	8.39	0.00	(3.44)	(3.44)	38.43	25.22	208,233	0.95		0.95		(0.23)		21
Year ended 12/31/16	32.76	0.08	3.77	3.85	(0.08)	(3.05)	(3.13)	33.48	11.56	163,662	0.97		0.97		0.24		26
Year ended 12/31/15	36.60	(0.07)	(0.53)	(0.60)	—	(3.24)	(3.24)	32.76	(1.59)	149,745	0.95		0.95		(0.18)		30
Year ended 12/31/14	40.18	0.00	2.98	2.98	—	(6.56)	(6.56)	36.60	7.95	105,194	0.97		0.97		0.00		28
Year ended 12/31/13	30.33	(0.06)	12.16	12.10	(0.08)	(2.17)	(2.25)	40.18	40.24	73,035	0.96		0.96		(0.16)		19
Investor Class
Six months ended 06/30/18	39.21	(0.10)	3.79	3.69	—	—	—	42.90	9.41	213,393	1.17	(d)	1.17	(d)	(0.48	)(d)	12
Year ended 12/31/17	34.18	(0.17)	8.64	8.47	—	(3.44)	(3.44)	39.21	24.91	241,104	1.19		1.19		(0.47)		21
Year ended 12/31/16	33.40	0.00	3.83	3.83	—	(3.05)	(3.05)	34.18	11.29	226,995	1.22		1.22		(0.01)		26
Year ended 12/31/15	37.34	(0.16)	(0.54)	(0.70)	—	(3.24)	(3.24)	33.40	(1.82)	231,853	1.20		1.20		(0.43)		30
Year ended 12/31/14	40.97	(0.10)	3.03	2.93	—	(6.56)	(6.56)	37.34	7.67	279,828	1.22		1.22		(0.25)		28
Year ended 12/31/13	30.92	(0.15)	12.39	12.24	(0.02)	(2.17)	(2.19)	40.97	39.92	281,811	1.21		1.21		(0.41)		19
Class R5
Six months ended 06/30/18	42.02	(0.02)	4.05	4.03	—	—	—	46.05	9.59	1,495,186	0.80	(d)	0.80	(d)	(0.11	)(d)	12
Year ended 12/31/17	36.29	(0.04)	9.21	9.17	0.00	(3.44)	(3.44)	42.02	25.41	1,292,036	0.82		0.82		(0.10)		21
Year ended 12/31/16	35.28	0.14	4.05	4.19	(0.13)	(3.05)	(3.18)	36.29	11.70	1,037,098	0.83		0.83		0.38		26
Year ended 12/31/15	39.10	(0.02)	(0.56)	(0.58)	—	(3.24)	(3.24)	35.28	(1.43)	987,791	0.82		0.82		(0.05)		30
Year ended 12/31/14	42.44	0.07	3.15	3.22	—	(6.56)	(6.56)	39.10	8.09	970,303	0.82		0.82		0.15		28
Year ended 12/31/13	31.92	(0.01)	12.82	12.81	(0.12)	(2.17)	(2.29)	42.44	40.46	780,094	0.83		0.83		(0.03)		19
Class R6
Six months ended 06/30/18	42.20	0.00	4.07	4.07	—	—	—	46.27	9.65	386,475	0.71	(d)	0.71	(d)	(0.02	)(d)	12
Year ended 12/31/17	36.41	0.00	9.23	9.23	0.00	(3.44)	(3.44)	42.20	25.49	303,737	0.73		0.73		(0.01)		21
Year ended 12/31/16	35.37	0.17	4.08	4.25	(0.16)	(3.05)	(3.21)	36.41	11.85	198,752	0.73		0.73		0.48		26
Year ended 12/31/15	39.17	0.02	(0.58)	(0.56)	—	(3.24)	(3.24)	35.37	(1.38)	172,477	0.73		0.73		0.04		30
Year ended 12/31/14	42.46	0.10	3.17	3.27	—	(6.56)	(6.56)	39.17	8.21	138,937	0.73		0.73		0.24		28
Year ended 12/31/13	31.92	0.02	12.81	12.83	(0.12)	(2.17)	(2.29)	42.46	40.53	116,657	0.74		0.74		0.06		19

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $639,120, $731, $14,675, $150,121, $260,618, $214,381, $1,404,378 and $337,404 for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.

(e)	Reflects activity for the period January 1, 2018 through January 26, 2018 (date of conversion).

16                         Invesco Small Cap Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (01/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/18)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/18)	Expenses Paid During Period[2]
A	$1,000.00	$1,093.80	$6.07	$1,018.99	$5.86	1.17%
C	1,000.00	1,089.60	9.95	1,015.27	9.59	1.92
R	1,000.00	1,092.50	7.37	1,017.75	7.10	1.42
Y	1,000.00	1,095.00	4.78	1,020.23	4.61	0.92
Investor	1,000.00	1,093.80	6.07	1,018.99	5.86	1.17
R5	1,000.00	1,095.90	4.16	1,020.83	4.01	0.80
R6	1,000.00	1,096.50	3.69	1,021.27	3.56	0.71

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2018 through June 30, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco Small Cap Growth Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 5-6, 2018, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Small Cap Growth Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and separate Sub-Advisory Contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2018. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 6, 2018.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper Small-Cap Growth Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one and three year periods, and above the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for

18                         Invesco  Small Cap Growth Fund

funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2017.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from Invesco representing that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by

Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that an affiliated broker receives commissions for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers use the affiliated broker to, among other things, control order routing and minimize information leakage, and the Board was advised that such trades are executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

19                         Invesco  Small Cap Growth Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q (or any successor Form) on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q (or any successor Form) may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02699 and 002-57526	Invesco Distributors, Inc.	SCG-SAR-1 08102018 1528

ITEM 2.	CODE OF ETHICS.

Not required for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. In connection with prior independence determinations, PricewaterhouseCoopers LLP communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PricewaterhouseCoopers LLP is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PricewaterhouseCoopers LLP also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP concluded that PricewaterhouseCoopers LLP could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the

Funds to issue new shares or have other material adverse effects on the Funds. The SEC no-action relief was initially set to expire 18 months from issuance but has been extended by the SEC without an expiration date, except the no-action letter will be withdrawn upon the effectiveness of any amendments to the Loan Rule designed to express the concerns expressed in the letter.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of August 13, 2018, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2018, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:        AIM Growth Series (Invesco Growth Series)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	September 7, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	September 7, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	September 7, 2018

EXHIBIT INDEX

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.